                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                FORM P1152 1/99

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2011, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is May 1, 2011.

TABLE OF CONTENTS

                                                                                 PAGE
THE COMPANY..................................................................... B-3

THE SEPARATE ACCOUNT............................................................ B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT.............................. B-3

THE CONTRACTS................................................................... B-4
   Transfer of Annuity Units.................................................... B-4
   Net Investment Factor........................................................ B-4

TERMINATION OF PARTICIPATION AGREEMENTS......................................... B-4

CALCULATION OF PERFORMANCE DATA................................................. B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund.. B-5
   Other Subaccounts............................................................ B-6
   Other Performance Data....................................................... B-7

TAX MATTERS..................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................... B-7
   IRS Required Distributions................................................... B-7

GENERAL PROVISIONS.............................................................. B-8
   Using the Contracts as Collateral............................................ B-8
   The Beneficiary.............................................................. B-8
   Non-Participating............................................................ B-8
   Misstatement of Age or Gender................................................ B-8
   Incontestability............................................................. B-8
   Statement of Values.......................................................... B-8
   Trust as Owner or Beneficiary................................................ B-8
   Written Notice............................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS................... B-8

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY....................... B-9

EXPERTS......................................................................... B-9

FINANCIAL STATEMENTS............................................................ B-9

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information for the Company has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control, as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing wealth management, investment management and financial solutions to more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income.

  . PROTECTION. We offer customers term universal life insurance, universal life insurance and Medicare supplement insurance. We no longer offer term life insurance products.

  . RETIREMENT INCOME. We offer customers a variety of wealth accumulation and income distribution products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. We discontinued offering variable life on and after May 1, 2008. In January 2011, we announced that we were discontinuing new sales of our variable annuity products.

We also have Corporate and Other activities, which include unallocated corporate income and expenses and the results of non-strategic products that are managed outside of our operating segments. Our non-strategic products are primarily institutional products. Institutional products consist of funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs").

We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer.

Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred once per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in an Subaccount after the transfer is less than 1, the Company will transfer the remaining Annuity Units in addition to the amount requested. We will not transfer Annuity Units into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administration expense charge.

We will value the assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

THE ALGER AMERICAN FUND. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon sixty days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon 180 days' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by any of the parties upon 180 days written notice to the other parties.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GENWORTH VARIABLE INSURANCE TRUST.   This agreement may be terminated at the
option of any party upon 90 days' advance written notice.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. This agreement may be terminated at the option of any party upon one year advance written notice to the other parties.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

WELLS FARGO VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund at the beginning of the period, dividing such net change in contract value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Contract Value reflects:

1) net income from the Portfolio attributable to the hypothetical account; and
2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual contract charge, the mortality and expense risk charge deducted daily at an annualized rate of 1.30% of your assets in the Separate Account and an administrative expense charge deducted daily at an annualized rate of 0.25% of your assets in the Separate Account. The annual contract charge is only deducted if Contract Value at the time of deduction is less than $10,000. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7) where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one Accumulation Unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7 - /1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the GE Investments Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional death benefit riders.

GE Investments Funds, Inc. -- Money Market Fund:

Current Yield    -1.66% as of December 31, 2010
Effective Yield  -1.65% as of December 31, 2010

PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, with the level of contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge, and the surrender charge as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $25 per year, deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.25% of Contract Value. This charge is waived if the Contract Value is $10,000 or more at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for optional riders.

   (5) Standardized total return assumes the payment of a full 5% Bonus Credit for contracts issued on or after the later of October 1, 2002 or the date on which state insurance authorities approve the applicable contract modifications. (A Bonus Credit of 4% will be reflected for contracts issued prior to October 1, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications.)
       The total return figures would be lower if a reduced Bonus Credit applied, or if no Bonus Credit applied. For Annuitants 81 and older at the time the contract is issued, we will not pay any Bonus Credits.

   (6) Standardized total return does not reflect the deduction of any premium tax.

   (7) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Maturity Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

          Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available and/or eligible for assignments. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trustee is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a Trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

EXPERTS

The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2010 and 2009, and for each of the years in the three-year period ended December 31, 2010, and the financial statements of the Separate Account as of December 31, 2010 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries dated March 18, 2011 refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2010

     (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2010

                                                                            PAGE
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-19

Statements of Changes in Net Assets........................................ F-35

Notes to Financial Statements.............................................. F-67

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares, Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Capital Development Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. Government Securities Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Large Cap Growth Fund -- Series I shares, Invesco V.I. Technology Fund -- Series I shares, Invesco V.I. Utilities Fund -- Series I shares, Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; DWS Variable Series II -- DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Strategic Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated Capital Appreciation Fund II -- Primary Shares, Federated Capital Income Fund II, Federated Clover Value Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares, Genworth Putnam International Capital Opportunities Fund -- Service Shares, Genworth Thornburg International Value Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund --

Institutional Shares, Goldman Sachs Mid Cap Value Fund; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1, JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Research Core Portfolio -- Institutional Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA --Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer Small-& Mid-Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Small-& Mid-Cap Growth Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ - 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2010, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 1 as of December 31, 2010, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Richmond, Virginia
April 1, 2011

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2010


                                                   -------------------------
                                                   INVESCO V.I. INVESCO V.I.
                                                      BASIC       CAPITAL
                                                      VALUE     APPRECIATION
                                                     FUND --      FUND --
                                     CONSOLIDATED   SERIES II     SERIES I
                                        TOTAL         SHARES       SHARES
                                    -------------- ------------ ------------
ASSETS:
Investments at fair value (note 2b) $9,440,473,098  11,423,610   11,054,894
Dividend receivable................      3,101,943          --           --
Receivable for units sold..........      2,503,935       2,498          922
                                    --------------  ----------   ----------
    Total assets...................  9,446,078,976  11,426,108   11,055,816
                                    --------------  ----------   ----------
LIABILITIES:
Accrued expenses payable to
 affiliate (note 4b)...............        439,658         502          476
Payable for units withdrawn........      4,844,910          --           --
                                    --------------  ----------   ----------
    Total liabilities..............      5,284,568         502          476
                                    --------------  ----------   ----------
Net assets attributable to:
 Variable annuity contract owners
   in the accumulation period......  9,192,962,692  11,425,606   11,055,340
 Variable annuity contract owners
   in the annuitization period.....    240,006,998          --           --
 Genworth Life and Annuity
   (note 4c).......................      7,824,718          --           --
                                    --------------  ----------   ----------
    Net assets..................... $9,440,794,408  11,425,606   11,055,340
                                    ==============  ==========   ==========
Investments in securities at cost.. $9,072,405,064  14,555,600   10,667,515
                                    ==============  ==========   ==========
Shares outstanding.................                  1,801,831      474,459
                                                    ==========   ==========

                                      AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                                    --------------------------------------------------------------------------------------------
                                    INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                                      CAPITAL        CORE     GLOBAL REAL   GOVERNMENT  INTERNATIONAL  LARGE CAP   INVESCO V.I.
                                    DEVELOPMENT     EQUITY       ESTATE     SECURITIES     GROWTH        GROWTH     TECHNOLOGY
                                      FUND --      FUND --      FUND --      FUND --       FUND --      FUND --      FUND --
                                      SERIES I     SERIES I    SERIES II     SERIES I     SERIES II     SERIES I     SERIES I
                                       SHARES       SHARES       SHARES       SHARES       SHARES        SHARES       SHARES
                                    ------------ ------------ ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments at fair value (note 2b)    7,143      13,196,395    241,712       2,828      64,192,551      1,282        11,858
Dividend receivable................       --              --         --          --              --         --            --
Receivable for units sold..........       --              --         --          --              --         --            --
                                       -----      ----------    -------       -----      ----------      -----        ------
    Total assets...................    7,143      13,196,395    241,712       2,828      64,192,551      1,282        11,858
                                       -----      ----------    -------       -----      ----------      -----        ------
LIABILITIES:
Accrued expenses payable to
 affiliate (note 4b)...............       --             565         12          --           2,898         --            --
Payable for units withdrawn........       --           1,573        135           1           5,935          1             1
                                       -----      ----------    -------       -----      ----------      -----        ------
    Total liabilities..............       --           2,138        147           1           8,833          1             1
                                       -----      ----------    -------       -----      ----------      -----        ------
Net assets attributable to:
 Variable annuity contract owners
   in the accumulation period......    7,143      13,194,257    205,998       2,827      62,739,539      1,281        11,857
 Variable annuity contract owners
   in the annuitization period.....       --              --     35,567          --       1,444,179         --            --
 Genworth Life and Annuity
   (note 4c).......................       --              --         --          --              --         --            --
                                       -----      ----------    -------       -----      ----------      -----        ------
    Net assets.....................    7,143      13,194,257    241,565       2,827      64,183,718      1,281        11,857
                                       =====      ==========    =======       =====      ==========      =====        ======
Investments in securities at cost..    7,629      12,089,522    230,054       2,930      57,868,669      1,146         8,859
                                       =====      ==========    =======       =====      ==========      =====        ======
Shares outstanding.................      533         488,213     18,160         236       2,264,288         89           741
                                       =====      ==========    =======       =====      ==========      =====        ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                           AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
                                    INSURANCE FUNDS) (CONTINUED)
                          ------------------------------------------------ -----------------
                                       INVESCO VAN             INVESCO VAN
                                       KAMPEN V.I. INVESCO VAN KAMPEN V.I.
                          INVESCO V.I.   CAPITAL   KAMPEN V.I. EQUITY AND  ALLIANCEBERNSTEIN
                           UTILITIES     GROWTH     COMSTOCK     INCOME     BALANCED WEALTH
                            FUND --      FUND --     FUND --     FUND --       STRATEGY
                            SERIES I    SERIES II   SERIES II   SERIES II    PORTFOLIO --
                             SHARES      SHARES      SHARES      SHARES         CLASS B
                          ------------ ----------- ----------- ----------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........    $3,087     7,547,414  48,266,088  14,341,250     25,260,469
Dividend receivable......        --            --          --          --             --
Receivable for units sold        --            --          --       1,884             --
                             ------     ---------  ----------  ----------     ----------
    Total assets.........     3,087     7,547,414  48,266,088  14,343,134     25,260,469
                             ------     ---------  ----------  ----------     ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        --           318       2,101         792          1,226
Payable for units
 withdrawn...............        --           506      14,225          --         26,935
                             ------     ---------  ----------  ----------     ----------
    Total liabilities....        --           824      16,326         792         28,161
                             ------     ---------  ----------  ----------     ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     3,087     7,546,590  48,249,642  13,532,426     23,117,219
 Variable annuity
   contract owners in
   the annuitization
   period................        --            --         120     809,916      2,115,089
 Genworth Life and
   Annuity (note 4c).....        --            --          --          --             --
                             ------     ---------  ----------  ----------     ----------
    Net assets...........    $3,087     7,546,590  48,249,762  14,342,342     25,232,308
                             ======     =========  ==========  ==========     ==========
Investments in
 securities at cost......    $3,827     5,629,279  47,485,747  12,732,209     23,485,531
                             ======     =========  ==========  ==========     ==========
Shares outstanding.......       208       225,363   4,135,912   1,020,730      2,219,725
                             ======     =========  ==========  ==========     ==========

                                    ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ------------------------------------------------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                               GROWTH            INCOME             VALUE            GROWTH            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........     5,914,735        63,000,470        81,588,211        14,887,394        16,696,549
Dividend receivable......            --                --                --                --                --
Receivable for units sold            65                --                --             1,383             2,179
                              ---------        ----------        ----------        ----------        ----------
    Total assets.........     5,914,800        63,000,470        81,588,211        14,888,777        16,698,728
                              ---------        ----------        ----------        ----------        ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           251             2,686             3,847               646               700
Payable for units
 withdrawn...............            --            20,410            30,694                --                --
                              ---------        ----------        ----------        ----------        ----------
    Total liabilities....           251            23,096            34,541               646               700
                              ---------        ----------        ----------        ----------        ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     5,914,549        62,918,896        78,664,516        14,888,131        16,698,028
 Variable annuity
   contract owners in
   the annuitization
   period................            --            58,478         2,889,154                --                --
 Genworth Life and
   Annuity (note 4c).....            --                --                --                --                --
                              ---------        ----------        ----------        ----------        ----------
    Net assets...........     5,914,549        62,977,374        81,553,670        14,888,131        16,698,028
                              =========        ==========        ==========        ==========        ==========
Investments in
 securities at cost......     4,735,009        72,013,453        78,194,878        12,820,478        13,934,063
                              =========        ==========        ==========        ==========        ==========
Shares outstanding.......       311,466         3,703,731         5,523,914           549,756         1,047,462
                              =========        ==========        ==========        ==========        ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                             AMERICAN
                             CENTURY
                             VARIABLE
                          PORTFOLIOS II,
                               INC.        AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                          -------------- ----------------------------------------------


                           VP INFLATION  VP INCOME &      VP
                            PROTECTION     GROWTH    INTERNATIONAL VP ULTRA(R) VP VALUE
                             FUND --       FUND --      FUND --      FUND --   FUND --
                             CLASS II      CLASS I      CLASS I      CLASS I   CLASS I
                          -------------- ----------- ------------- ----------- --------
ASSETS:
Investments at fair
 value (note 2b).........  $87,418,268     102,301     1,174,655     55,903    211,495
Dividend receivable......           --          --            --         --         --
Receivable for units sold       19,563          --            --         --         --
                           -----------     -------     ---------     ------    -------
    Total assets.........   87,437,831     102,301     1,174,655     55,903    211,495
                           -----------     -------     ---------     ------    -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        4,147           5            57          3          8
Payable for units
 withdrawn...............           --          --           429          1         --
                           -----------     -------     ---------     ------    -------
    Total liabilities....        4,147           5           486          4          8
                           -----------     -------     ---------     ------    -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   83,697,397     102,296     1,033,579     55,899    211,487
 Variable annuity
   contract owners in
   the annuitization
   period................    3,736,287          --       140,590         --         --
 Genworth Life and
   Annuity (note 4c).....           --          --            --         --         --
                           -----------     -------     ---------     ------    -------
    Net assets...........  $87,433,684     102,296     1,174,169     55,899    211,487
                           ===========     =======     =========     ======    =======
Investments in
 securities at cost......  $83,486,787     104,531     1,141,069     52,899    242,357
                           ===========     =======     =========     ======    =======
Shares outstanding.......    7,882,621      16,909       137,226      5,960     36,091
                           ===========     =======     =========     ======    =======

                                                                                       COLUMBIA
                                                                                        FUNDS
                                                                                       VARIABLE
                                                                                      INSURANCE
                                    BLACKROCK VARIABLE SERIES FUNDS, INC.              TRUST I
                          ---------------------------------------------------------- ------------
                                              BLACKROCK     BLACKROCK    BLACKROCK     COLUMBIA
                             BLACKROCK         GLOBAL       LARGE CAP      VALUE       MARSICO
                          BASIC VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES GROWTH FUND,
                              FUND --          FUND --       FUND --   V.I. FUND --    VARIABLE
                             CLASS III        CLASS III     CLASS III    CLASS III    SERIES --
                               SHARES          SHARES        SHARES       SHARES       CLASS A
                          ---------------- --------------- ----------- ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........    12,864,100      503,857,530    3,382,287   10,699,173    38,735,658
Dividend receivable......            --               --           --           --            --
Receivable for units sold            --               --        4,146       87,599         1,891
                             ----------      -----------    ---------   ----------    ----------
    Total assets.........    12,864,100      503,857,530    3,386,433   10,786,772    38,737,549
                             ----------      -----------    ---------   ----------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           565           25,724          144          464         1,669
Payable for units
 withdrawn...............        15,288          157,485           --           --            --
                             ----------      -----------    ---------   ----------    ----------
    Total liabilities....        15,853          183,209          144          464         1,669
                             ----------      -----------    ---------   ----------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    12,848,247      474,447,840    3,386,289   10,786,308    38,735,880
 Variable annuity
   contract owners in
   the annuitization
   period................            --       29,226,481           --           --            --
 Genworth Life and
   Annuity (note 4c).....            --               --           --           --            --
                             ----------      -----------    ---------   ----------    ----------
    Net assets...........    12,848,247      503,674,321    3,386,289   10,786,308    38,735,880
                             ==========      ===========    =========   ==========    ==========
Investments in
 securities at cost......    13,133,318      469,037,574    3,137,057   10,497,200    32,662,798
                             ==========      ===========    =========   ==========    ==========
Shares outstanding.......     1,081,926       34,772,776      312,885      737,874     1,886,783
                             ==========      ===========    =========   ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                            COLUMBIA
                              FUNDS
                            VARIABLE
                            INSURANCE
                             TRUST I
                           (CONTINUED)        DWS VARIABLE SERIES II                      DREYFUS
                          ------------- ---------------------------------- -------------------------------------
                            COLUMBIA                                         DREYFUS
                             MARSICO                                        INVESTMENT   DREYFUS    THE DREYFUS
                          INTERNATIONAL DWS DREMAN                          PORTFOLIOS   VARIABLE    SOCIALLY
                          OPPORTUNITIES SMALL MID      DWS         DWS        MIDCAP    INVESTMENT  RESPONSIBLE
                              FUND,     CAP VALUE   STRATEGIC   TECHNOLOGY    STOCK      FUND --      GROWTH
                            VARIABLE      VIP --   VALUE VIP --   VIP --   PORTFOLIO --   MONEY    FUND, INC. --
                            SERIES --    CLASS B     CLASS B     CLASS B     INITIAL      MARKET      INITIAL
                             CLASS B      SHARES      SHARES      SHARES      SHARES    PORTFOLIO     SHARES
                          ------------- ---------- ------------ ---------- ------------ ---------- -------------
ASSETS:
Investments at fair
 value (note 2b).........  $75,828,928   110,752      77,969      11,178     103,193     632,095     4,012,730
Dividend receivable......           --        --          --          --          --          --            --
Receivable for units sold           --        --          --          --          --          --            86
                           -----------   -------     -------      ------     -------     -------     ---------
    Total assets.........   75,828,928   110,752      77,969      11,178     103,193     632,095     4,012,816
                           -----------   -------     -------      ------     -------     -------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        3,444         5           4          --           4         124           168
Payable for units
 withdrawn...............       20,312        --          --           1           1          --            --
                           -----------   -------     -------      ------     -------     -------     ---------
    Total liabilities....       23,756         5           4           1           5         124           168
                           -----------   -------     -------      ------     -------     -------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   74,366,092   110,747      77,965      11,177     103,188     631,971     4,012,648
 Variable annuity
   contract owners in
   the annuitization
   period................    1,439,080        --          --          --          --          --            --
 Genworth Life and
   Annuity (note 4c).....           --        --          --          --          --          --            --
                           -----------   -------     -------      ------     -------     -------     ---------
    Net assets...........  $75,805,172   110,747      77,965      11,177     103,188     631,971     4,012,648
                           ===========   =======     =======      ======     =======     =======     =========
Investments in
 securities at cost......  $73,991,892   119,390     101,021       9,175     117,276     632,007     3,820,200
                           ===========   =======     =======      ======     =======     =======     =========
Shares outstanding.......    4,745,240     9,078       9,567       1,051       7,835     632,095       134,205
                           ===========   =======     =======      ======     =======     =======     =========




                                                         EVERGREEN VARIABLE
                            EATON VANCE VARIABLE TRUST     ANNUITY TRUST
                          ------------------------------ ------------------





                                           VT WORLDWIDE      EVERGREEN
                          VT FLOATING-RATE    HEALTH          VA OMEGA
                            INCOME FUND    SCIENCES FUND  FUND -- CLASS 2
                          ---------------- ------------- ------------------
ASSETS:
Investments at fair
 value (note 2b).........    32,102,167         --               --
Dividend receivable......       123,387         --               --
Receivable for units sold            --         --               --
                             ----------         --               --
    Total assets.........    32,225,554         --               --
                             ----------         --               --
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         1,371         --               --
Payable for units
 withdrawn...............        32,281         --               --
                             ----------         --               --
    Total liabilities....        33,652         --               --
                             ----------         --               --
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    32,191,782         --               --
 Variable annuity
   contract owners in
   the annuitization
   period................           120         --               --
 Genworth Life and
   Annuity (note 4c).....            --         --               --
                             ----------         --               --
    Net assets...........    32,191,902         --               --
                             ==========         ==               ==
Investments in
 securities at cost......    30,484,018         --               --
                             ==========         ==               ==
Shares outstanding.......     3,393,464         --               --
                             ==========         ==               ==

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                                  FEDERATED INSURANCE SERIES
                          --------------------------------------------------------------------------
                           FEDERATED             FEDERATED
                            CAPITAL                CLOVER   FEDERATED HIGH                FEDERATED
                          APPRECIATION FEDERATED   VALUE     INCOME BOND   FEDERATED HIGH  KAUFMANN
                           FUND II --   CAPITAL  FUND II --   FUND II --    INCOME BOND   FUND II --
                            PRIMARY     INCOME    PRIMARY      PRIMARY       FUND II --    SERVICE
                             SHARES     FUND II    SHARES       SHARES     SERVICE SHARES   SHARES
                          ------------ --------- ---------- -------------- -------------- ----------
ASSETS:
Investments at fair
 value (note 2b)......... $12,860,732  8,732,484     --       26,267,232     39,659,390   72,537,088
Dividend receivable......          --         --     --               --             --           --
Receivable for units sold          --         69     --           68,210          6,688           --
                          -----------  ---------     --       ----------     ----------   ----------
    Total assets.........  12,860,732  8,732,553     --       26,335,442     39,666,078   72,537,088
                          -----------  ---------     --       ----------     ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         510        344     --            1,051          1,675        3,326
Payable for units
 withdrawn...............       4,522         --     --               --             --       28,066
                          -----------  ---------     --       ----------     ----------   ----------
    Total liabilities....       5,032        344     --            1,051          1,675       31,392
                          -----------  ---------     --       ----------     ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  12,855,700  8,729,758     --       26,334,391     39,664,403   70,336,570
 Variable annuity
   contract owners in
   the annuitization
   period................          --      2,451     --               --             --    2,169,126
 Genworth Life and
   Annuity (note 4c).....          --         --     --               --             --           --
                          -----------  ---------     --       ----------     ----------   ----------
    Net assets........... $12,855,700  8,732,209     --       26,334,391     39,664,403   72,505,696
                          ===========  =========     ==       ==========     ==========   ==========
Investments in
 securities at cost...... $11,811,099  8,598,477     --       24,523,042     35,985,622   60,592,260
                          ===========  =========     ==       ==========     ==========   ==========
Shares outstanding.......   2,009,489    954,370     --        3,736,448      5,665,627    4,924,446
                          ===========  =========     ==       ==========     ==========   ==========

                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          --------------------------------------------------

                           VIP ASSET   VIP ASSET      VIP
                          MANAGER/SM  MANAGER/SM    BALANCED        VIP
                          /PORTFOLIO  /PORTFOLIO  PORTFOLIO -- CONTRAFUND(R)
                          -- INITIAL  -- SERVICE    SERVICE    PORTFOLIO --
                             CLASS      CLASS 2     CLASS 2    INITIAL CLASS
                          ----------- ----------- ------------ -------------
ASSETS:
Investments at fair
 value (note 2b)......... 74,882,343  18,958,993   73,815,744   153,216,181
Dividend receivable......         --          --           --            --
Receivable for units sold         --          --        8,175            --
                          ----------  ----------   ----------   -----------
    Total assets......... 74,882,343  18,958,993   73,823,919   153,216,181
                          ----------  ----------   ----------   -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..      2,547         950        3,912         6,060
Payable for units
 withdrawn...............     32,489          29           --       110,990
                          ----------  ----------   ----------   -----------
    Total liabilities....     35,036         979        3,912       117,050
                          ----------  ----------   ----------   -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 74,801,652  18,857,744   68,723,996   152,988,958
 Variable annuity
   contract owners in
   the annuitization
   period................     45,655     100,270    5,096,011       110,173
 Genworth Life and
   Annuity (note 4c).....         --          --           --            --
                          ----------  ----------   ----------   -----------
    Net assets........... 74,847,307  18,958,014   73,820,007   153,099,131
                          ==========  ==========   ==========   ===========
Investments in
 securities at cost...... 74,488,715  18,202,353   65,558,498   154,686,835
                          ==========  ==========   ==========   ===========
Shares outstanding.......  5,150,092   1,325,804    4,827,714     6,416,088
                          ==========  ==========   ==========   ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010


                          --------------------------
                                        VIP DYNAMIC
                               VIP        CAPITAL
                          CONTRAFUND(R) APPRECIATION
                          PORTFOLIO --  PORTFOLIO --
                             SERVICE      SERVICE
                             CLASS 2      CLASS 2
                          ------------- ------------
ASSETS:
Investments at fair
 value (note 2b)......... $139,171,067   2,572,588
Dividend receivable......           --          --
Receivable for units sold       19,714          --
                          ------------   ---------
    Total assets.........  139,190,781   2,572,588
                          ------------   ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        5,902         109
Payable for units
 withdrawn...............           --          15
                          ------------   ---------
    Total liabilities....        5,902         124
                          ------------   ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  139,078,731   2,572,464
 Variable annuity
   contract owners in
   the annuitization
   period................      106,148          --
 Genworth Life and
   Annuity (note 4c).....           --          --
                          ------------   ---------
    Net assets........... $139,184,879   2,572,464
                          ============   =========
Investments in
 securities at cost...... $141,782,219   2,365,752
                          ============   =========
Shares outstanding.......    5,924,694     309,577
                          ============   =========

                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ----------------------------------------------------------------------------------------------------------
                                                         VIP          VIP
                                        VIP EQUITY-    GROWTH &     GROWTH &                     VIP          VIP
                           VIP EQUITY-     INCOME       INCOME       INCOME     VIP GROWTH      GROWTH       GROWTH
                             INCOME     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- OPPORTUNITIES PORTFOLIO -- PORTFOLIO --
                          PORTFOLIO --    SERVICE      INITIAL      SERVICE    PORTFOLIO --    INITIAL      SERVICE
                          INITIAL CLASS   CLASS 2       CLASS       CLASS 2    INITIAL CLASS    CLASS       CLASS 2
                          ------------- ------------ ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........  119,551,504   68,878,586   26,803,848   16,228,220    9,342,335    72,072,447   23,704,161
Dividend receivable......           --           --           --           --           --            --           --
Receivable for units sold           --           --           --        5,709           --            --           --
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
    Total assets.........  119,551,504   68,878,586   26,803,848   16,233,929    9,342,335    72,072,447   23,704,161
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        4,562        2,975        1,072          690          373         2,710        1,026
Payable for units
 withdrawn...............      123,576        7,117       39,466           --        5,010        86,962       22,828
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
    Total liabilities....      128,138       10,092       40,538          690        5,383        89,672       23,854
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  119,304,714   68,761,785   26,759,257   16,233,239    9,313,068    71,958,245   23,680,307
 Variable annuity
   contract owners in
   the annuitization
   period................      118,652      106,709        4,053           --       23,884        24,530           --
 Genworth Life and
   Annuity (note 4c).....           --           --           --           --           --            --           --
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
    Net assets...........  119,423,366   68,868,494   26,763,310   16,233,239    9,336,952    71,982,775   23,680,307
                           ===========   ==========   ==========   ==========    =========    ==========   ==========
Investments in
 securities at cost......  133,382,389   74,998,524   27,318,677   16,005,203    8,469,413    66,412,852   21,131,611
                           ===========   ==========   ==========   ==========    =========    ==========   ==========
Shares outstanding.......    6,285,568    3,673,525    2,122,237    1,305,569      521,336     1,943,177      645,538
                           ===========   ==========   ==========   ==========    =========    ==========   ==========

                          -------------
                              VIP
                           INVESTMENT
                           GRADE BOND
                          PORTFOLIO --
                            SERVICE
                            CLASS 2
                          ------------
ASSETS:
Investments at fair
 value (note 2b).........  13,485,931
Dividend receivable......          --
Receivable for units sold       2,363
                           ----------
    Total assets.........  13,488,294
                           ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         582
Payable for units
 withdrawn...............          --
                           ----------
    Total liabilities....         582
                           ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  13,487,585
 Variable annuity
   contract owners in
   the annuitization
   period................         127
 Genworth Life and
   Annuity (note 4c).....          --
                           ----------
    Net assets...........  13,487,712
                           ==========
Investments in
 securities at cost......  13,484,571
                           ==========
Shares outstanding.......   1,070,312
                           ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                               (CONTINUED)
                          -----------------------------------------------------



                                            VIP                     VIP VALUE
                               VIP        MID CAP         VIP       STRATEGIES
                             MID CAP    PORTFOLIO --   OVERSEAS    PORTFOLIO --
                          PORTFOLIO --    SERVICE    PORTFOLIO --    SERVICE
                          INITIAL CLASS   CLASS 2    INITIAL CLASS   CLASS 2
                          ------------- ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........    $39,185    142,007,250   32,089,486    4,657,776
Dividend receivable......         --             --           --           --
Receivable for units sold         --        395,353           --           --
                             -------    -----------   ----------    ---------
    Total assets.........     39,185    142,402,603   32,089,486    4,657,776
                             -------    -----------   ----------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          1          6,010        1,197          199
Payable for units
 withdrawn...............          1             --       14,206       94,865
                             -------    -----------   ----------    ---------
    Total liabilities....          2          6,010       15,403       95,064
                             -------    -----------   ----------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     39,183    142,396,537   32,030,810    4,562,712
 Variable annuity
   contract owners in
   the annuitization
   period................         --             56       43,273           --
 Genworth Life and
   Annuity (note 4c).....         --             --           --           --
                             -------    -----------   ----------    ---------
    Net assets...........    $39,183    142,396,593   32,074,083    4,562,712
                             =======    ===========   ==========    =========
Investments in
 securities at cost......    $31,544    120,892,283   32,366,201    3,958,414
                             =======    ===========   ==========    =========
Shares outstanding.......      1,199      4,419,771    1,913,505      475,769
                             =======    ===========   ==========    =========

                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          --------------------------------------------------------------------
                                                   FRANKLIN
                                       FRANKLIN   TEMPLETON
                           FRANKLIN   LARGE CAP  VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON
                            INCOME      GROWTH      FUNDS       SHARES    FOREIGN    FOREIGN
                          SECURITIES  SECURITIES  ALLOCATION  SECURITIES SECURITIES SECURITIES
                           FUND --     FUND --     FUND --     FUND --    FUND --    FUND --
                           CLASS 2     CLASS 2     CLASS 2     CLASS 2    CLASS 1    CLASS 2
                            SHARES      SHARES      SHARES      SHARES     SHARES     SHARES
                          ----------- ---------- ------------ ---------- ---------- ----------
ASSETS:
Investments at fair
 value (note 2b)......... 679,384,026  396,145   122,206,416  67,410,062 12,580,410 1,516,593
Dividend receivable......          --       --            --          --         --        --
Receivable for units sold          --       --            --          --        169        --
                          -----------  -------   -----------  ---------- ---------- ---------
    Total assets......... 679,384,026  396,145   122,206,416  67,410,062 12,580,579 1,516,593
                          -----------  -------   -----------  ---------- ---------- ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..      37,102       17         6,431       3,129        502        71
Payable for units
 withdrawn...............     172,775       --        38,261      28,474         --       488
                          -----------  -------   -----------  ---------- ---------- ---------
    Total liabilities....     209,877       17        44,692      31,603        502       559
                          -----------  -------   -----------  ---------- ---------- ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 644,574,233  396,128   108,898,696  65,117,409 12,580,077 1,374,415
 Variable annuity
   contract owners in
   the annuitization
   period................  34,599,916       --    13,263,028   2,261,050         --   141,619
 Genworth Life and
   Annuity (note 4c).....          --       --            --          --         --        --
                          -----------  -------   -----------  ---------- ---------- ---------
    Net assets........... 679,174,149  396,128   122,161,724  67,378,459 12,580,077 1,516,034
                          ===========  =======   ===========  ========== ========== =========
Investments in
 securities at cost...... 695,333,317  422,663   125,856,118  59,571,435 12,207,037 1,533,785
                          ===========  =======   ===========  ========== ========== =========
Shares outstanding.......  45,842,377   26,658    15,850,378   4,226,336    865,228   106,130
                          ===========  =======   ===========  ========== ========== =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                            FRANKLIN TEMPLETON VARIABLE
                          INSURANCE PRODUCTS TRUST (CONTINUED)                                GE INVESTMENTS FUNDS, INC.
                          ------------------------------------ --------------------------------------------------------------
                          TEMPLETON    TEMPLETON
                            GLOBAL       GLOBAL    TEMPLETON
                            ASSET         BOND       GROWTH                              INTERNATIONAL  MID-CAP
                          ALLOCATION   SECURITIES  SECURITIES                  INCOME       EQUITY      EQUITY
                           FUND --      FUND --     FUND --      CORE VALUE    FUND --      FUND --     FUND --     MONEY
                           CLASS 2      CLASS 1     CLASS 2    EQUITY FUND --  CLASS 1      CLASS 1     CLASS 1     MARKET
                            SHARES       SHARES      SHARES    CLASS 1 SHARES  SHARES       SHARES      SHARES       FUND
                          ----------   ----------  ----------  -------------- ---------- ------------- ---------- -----------
ASSETS:
Investments at fair
 value (note 2b).........    $--       12,470,061  13,894,111    17,446,258   49,458,510  13,629,215   87,566,125 205,415,877
Dividend receivable......     --               --          --            --           --          --           --          --
Receivable for units sold     --          106,455          --         1,496           --          --      404,295          --
                             ---       ----------  ----------    ----------   ----------  ----------   ---------- -----------
    Total assets.........     --       12,576,516  13,894,111    17,447,754   49,458,510  13,629,215   87,970,420 205,415,877
                             ---       ----------  ----------    ----------   ----------  ----------   ---------- -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..     --              462         595           742        2,035         542        3,664       8,878
Payable for units
 withdrawn...............     --               --      10,663            --       18,495      39,280           --   2,037,618
                             ---       ----------  ----------    ----------   ----------  ----------   ---------- -----------
    Total liabilities....     --              462      11,258           742       20,530      39,822        3,664   2,046,496
                             ---       ----------  ----------    ----------   ----------  ----------   ---------- -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     --       12,558,502  13,777,261    17,447,012   49,437,980  13,589,393   87,922,499 203,305,442
 Variable annuity
   contract owners in
   the annuitization
   period................     --           17,552     105,592            --           --          --       44,257      63,939
 Genworth Life and
   Annuity (note 4c).....     --               --          --            --           --          --           --          --
                             ---       ----------  ----------    ----------   ----------  ----------   ---------- -----------
    Net assets...........    $--       12,576,054  13,882,853    17,447,012   49,437,980  13,589,393   87,966,756 203,369,381
                             ===       ==========  ==========    ==========   ==========  ==========   ========== ===========
Investments in
 securities at cost......    $--       10,563,394  15,072,918    17,702,003   52,081,947  22,018,344   77,250,185 205,415,877
                             ===       ==========  ==========    ==========   ==========  ==========   ========== ===========
Shares outstanding.......     --          625,379   1,261,954     1,971,329    4,475,883  26,723,950    4,697,753 205,415,877
                             ===       ==========  ==========    ==========   ==========  ==========   ========== ===========


                          ---------------------------


                                         REAL ESTATE
                                         SECURITIES
                          PREMIER GROWTH   FUND --
                          EQUITY FUND --   CLASS 1
                          CLASS 1 SHARES   SHARES
                          -------------- -----------
ASSETS:
Investments at fair
 value (note 2b).........   40,221,628   66,709,316
Dividend receivable......           --           --
Receivable for units sold           --           --
                            ----------   ----------
    Total assets.........   40,221,628   66,709,316
                            ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        1,689        2,840
Payable for units
 withdrawn...............       20,985       98,174
                            ----------   ----------
    Total liabilities....       22,674      101,014
                            ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   40,117,836   65,877,615
 Variable annuity
   contract owners in
   the annuitization
   period................       81,118      730,687
 Genworth Life and
   Annuity (note 4c).....           --           --
                            ----------   ----------
    Net assets...........   40,198,954   66,608,302
                            ==========   ==========
Investments in
 securities at cost......   37,692,568   67,527,313
                            ==========   ==========
Shares outstanding.......      561,755    6,246,191
                            ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                      GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          --------------------------------------------------------------- ----------


                                                                                           GENWORTH
                                       SMALL-CAP                                           CALAMOS
                                        EQUITY    TOTAL RETURN  TOTAL RETURN  U.S. EQUITY   GROWTH
                                        FUND --     FUND --       FUND --       FUND --    FUND --
                           S&P 500(R)   CLASS 1     CLASS 1       CLASS 3       CLASS 1    SERVICE
                           INDEX FUND   SHARES       SHARES        SHARES       SHARES      SHARES
                          ------------ ---------- ------------- ------------- ----------- ----------
ASSETS:
Investments at fair
 value (note 2b)......... $181,412,882 49,600,656 1,128,303,593 1,166,777,954 33,501,915  22,709,019
Dividend receivable......           --         --            --            --         --          --
Receivable for units sold           --     15,287            --            --         --      84,633
                          ------------ ---------- ------------- ------------- ----------  ----------
    Total assets.........  181,412,882 49,615,943 1,128,303,593 1,166,777,954 33,501,915  22,793,652
                          ------------ ---------- ------------- ------------- ----------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        7,434      2,128        52,404        62,539      1,405       1,058
Payable for units
 withdrawn...............      104,646         --       231,977        16,371      2,039          --
                          ------------ ---------- ------------- ------------- ----------  ----------
    Total liabilities....      112,080      2,128       284,381        78,910      3,444       1,058
                          ------------ ---------- ------------- ------------- ----------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  181,282,391 49,613,815 1,124,166,716 1,103,052,966 33,494,455  22,078,025
 Variable annuity
   contract owners in
   the annuitization
   period................       18,411         --     3,852,496    63,646,078      4,016     714,569
 Genworth Life and
   Annuity (note 4c).....           --         --            --            --         --          --
                          ------------ ---------- ------------- ------------- ----------  ----------
    Net assets........... $181,300,802 49,613,815 1,128,019,212 1,166,699,044 33,498,471  22,792,594
                          ============ ========== ============= ============= ==========  ==========
Investments in
 securities at cost...... $171,438,124 46,869,194 1,099,617,106 1,183,046,439 33,098,762  18,202,064
                          ============ ========== ============= ============= ==========  ==========
Shares outstanding.......    8,109,651  3,980,791    68,715,201    71,231,865  1,049,559   1,874,842
                          ============ ========== ============= ============= ==========  ==========

                             GENWORTH VARIABLE INSURANCE TRUST
                          -------------------------------------------------
                                    GENWORTH                   GENWORTH
                                      EATON      GENWORTH       GOLDMAN
                          GENWORTH    VANCE      ENHANCED        SACHS
                          DAVIS NY  LARGE CAP  INTERNATIONAL   ENHANCED
                          VENTURE     VALUE        INDEX       CORE BOND
                          FUND --    FUND --      FUND --    INDEX FUND --
                          SERVICE    SERVICE      SERVICE       SERVICE
                           SHARES    SHARES       SHARES        SHARES
                          --------- ---------- ------------- -------------
ASSETS:
Investments at fair
 value (note 2b)......... 8,653,352 45,598,820   9,690,537    150,675,298
Dividend receivable......        --         --          --             --
Receivable for units sold        --         --          --         35,797
                          --------- ----------  ----------    -----------
    Total assets......... 8,653,352 45,598,820   9,690,537    150,711,095
                          --------- ----------  ----------    -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       233      2,198         212          7,232
Payable for units
 withdrawn...............    11,967     13,261         255             --
                          --------- ----------  ----------    -----------
    Total liabilities....    12,200     15,459         467          7,232
                          --------- ----------  ----------    -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 5,503,332 43,414,062   5,003,172    143,599,486
 Variable annuity
   contract owners in
   the annuitization
   period................        --  2,169,299          --      7,104,377
 Genworth Life and
   Annuity (note 4c)..... 3,137,820         --   4,686,898             --
                          --------- ----------  ----------    -----------
    Net assets........... 8,641,152 45,583,361   9,690,070    150,703,863
                          ========= ==========  ==========    ===========
Investments in
 securities at cost...... 7,321,650 40,363,690  11,217,852    155,756,168
                          ========= ==========  ==========    ===========
Shares outstanding.......   831,565  4,973,042     923,665     14,018,915
                          ========= ==========  ==========    ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                                                                          GOLDMAN SACHS VARIABLE
                                  GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)              INSURANCE TRUST
                          -------------------------------------------------------------- ------------------------
                           GENWORTH                            GENWORTH
                          LEGG MASON               GENWORTH     PUTNAM       GENWORTH
                          CLEARBRIDGE  GENWORTH   PYRAMIS(R) INTERNATIONAL   THORNBURG      GOLDMAN
                          AGGRESSIVE    PIMCO     SMALL/MID     CAPITAL    INTERNATIONAL  SACHS LARGE   GOLDMAN
                            GROWTH    STOCKSPLUS   CAP CORE  OPPORTUNITIES     VALUE       CAP VALUE     SACHS
                            FUND --    FUND --     FUND --      FUND --       FUND --       FUND --     MID CAP
                            SERVICE    SERVICE     SERVICE      SERVICE       SERVICE    INSTITUTIONAL   VALUE
                            SHARES      SHARES      SHARES      SHARES        SHARES        SHARES       FUND
                          ----------- ----------- ---------- ------------- ------------- ------------- ----------
ASSETS:
Investments at fair
 value (note 2b)......... $44,272,196 173,437,761 44,795,192      --            --        12,515,391   69,172,081
Dividend receivable......          --          --         --      --            --                --           --
Receivable for units sold          --          --    376,312      --            --                --           --
                          ----------- ----------- ----------      --            --        ----------   ----------
    Total assets.........  44,272,196 173,437,761 45,171,504      --            --        12,515,391   69,172,081
                          ----------- ----------- ----------      --            --        ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       2,141       8,404      2,170      --            --               500        2,818
Payable for units
 withdrawn...............      11,769      43,117         --      --            --                30       91,109
                          ----------- ----------- ----------      --            --        ----------   ----------
    Total liabilities....      13,910      51,521      2,170      --            --               530       93,927
                          ----------- ----------- ----------      --            --        ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  42,089,802 164,731,055 42,995,821      --            --        12,514,861   69,027,348
 Variable annuity
   contract owners in
   the annuitization
   period................   2,168,484   8,655,185  2,173,513      --            --                --       50,806
 Genworth Life and
   Annuity (note 4c).....          --          --         --      --            --                --           --
                          ----------- ----------- ----------      --            --        ----------   ----------
    Net assets........... $44,258,286 173,386,240 45,169,334      --            --        12,514,861   69,078,154
                          =========== =========== ==========      ==            ==        ==========   ==========
Investments in
 securities at cost...... $42,188,763 164,736,205 36,462,571      --            --        13,012,855   65,695,082
                          =========== =========== ==========      ==            ==        ==========   ==========
Shares outstanding.......   4,554,378  20,011,511  4,337,089      --            --         1,222,206    4,905,821
                          =========== =========== ==========      ==            ==        ==========   ==========

                                 JPMORGAN INSURANCE TRUST
                          --------------------------------------

                                                      JPMORGAN
                            JPMORGAN     JPMORGAN    INSURANCE
                           INSURANCE    INSURANCE      TRUST
                             TRUST      TRUST CORE     EQUITY
                            BALANCED       BOND        INDEX
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........      --       5,667,385    2,278,826
Dividend receivable......      --              --           --
Receivable for units sold      --              --           --
                               --       ---------    ---------
    Total assets.........      --       5,667,385    2,278,826
                               --       ---------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..      --             274          120
Payable for units
 withdrawn...............      --           1,314        1,246
                               --       ---------    ---------
    Total liabilities....      --           1,588        1,366
                               --       ---------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................      --       4,971,182    1,854,533
 Variable annuity
   contract owners in
   the annuitization
   period................      --         694,615      422,927
 Genworth Life and
   Annuity (note 4c).....      --              --           --
                               --       ---------    ---------
    Net assets...........      --       5,665,797    2,277,460
                               ==       =========    =========
Investments in
 securities at cost......      --       5,395,985    2,059,616
                               ==       =========    =========
Shares outstanding.......      --         491,108      208,493
                               ==       =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                                     JPMORGAN INSURANCE TRUST (CONTINUED)
                          -------------------------------------------------------------------------------------------
                            JPMORGAN      JPMORGAN     JPMORGAN     JPMORGAN     JPMORGAN     JPMORGAN
                            INSURANCE    INSURANCE    INSURANCE    INSURANCE    INSURANCE    INSURANCE     JPMORGAN
                              TRUST        TRUST        TRUST        TRUST        TRUST        TRUST      INSURANCE
                          INTERNATIONAL   INTREPID     INTREPID     MID CAP      MID CAP     SMALL CAP      TRUST
                             EQUITY        GROWTH      MID CAP       GROWTH       VALUE         CORE     U.S. EQUITY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          ------------- ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........   $109,247      561,132      575,473      549,203      155,890       30,171     2,202,879
Dividend receivable......         --           --           --           --           --           --            --
Receivable for units sold         --           --           --           --           --           --            --
                            --------      -------      -------      -------      -------       ------     ---------
    Total assets.........    109,247      561,132      575,473      549,203      155,890       30,171     2,202,879
                            --------      -------      -------      -------      -------       ------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          6           30           30           29            7            1           117
Payable for units
 withdrawn...............          1          285          289          264           --           --         1,310
                            --------      -------      -------      -------      -------       ------     ---------
    Total liabilities....          7          315          319          293            7            1         1,427
                            --------      -------      -------      -------      -------       ------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    109,240      455,436      469,766      443,712      155,883       30,170     1,777,047
 Variable annuity
   contract owners in
   the annuitization
   period................         --      105,381      105,388      105,198           --           --       424,405
 Genworth Life and
   Annuity (note 4c).....         --           --           --           --           --           --            --
                            --------      -------      -------      -------      -------       ------     ---------
    Net assets...........   $109,240      560,817      575,154      548,910      155,883       30,170     2,201,452
                            ========      =======      =======      =======      =======       ======     =========
Investments in
 securities at cost......   $ 84,396      510,902      519,653      438,239      104,959       20,542     1,986,635
                            ========      =======      =======      =======      =======       ======     =========
Shares outstanding.......     10,710       37,136       36,842       32,478       22,925        2,018       140,400
                            ========      =======      =======      =======      =======       ======     =========

                                     JANUS ASPEN SERIES
                          ----------------------------------------



                            BALANCED      BALANCED    ENTERPRISE
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL
                             SHARES        SHARES       SHARES
                          ------------- ------------ -------------
ASSETS:
Investments at fair
 value (note 2b).........  119,017,155  159,829,159   61,009,190
Dividend receivable......           --           --           --
Receivable for units sold           --       45,045           --
                           -----------  -----------   ----------
    Total assets.........  119,017,155  159,874,204   61,009,190
                           -----------  -----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        4,697        7,785        2,424
Payable for units
 withdrawn...............       28,830           --       51,910
                           -----------  -----------   ----------
    Total liabilities....       33,527        7,785       54,334
                           -----------  -----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  118,918,343  153,969,732   60,900,691
 Variable annuity
   contract owners in
   the annuitization
   period................       65,285    5,896,687       54,165
 Genworth Life and
   Annuity (note 4c).....           --           --           --
                           -----------  -----------   ----------
    Net assets...........  118,983,628  159,866,419   60,954,856
                           ===========  ===========   ==========
Investments in
 securities at cost......  103,735,093  143,899,247   48,483,280
                           ===========  ===========   ==========
Shares outstanding.......    4,205,553    5,432,670    1,575,651
                           ===========  ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                                                             JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------
                                         FLEXIBLE                               GLOBAL LIFE     GLOBAL
                           ENTERPRISE      BOND          FORTY        FORTY       SCIENCES    TECHNOLOGY      JANUS
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE      SERVICE      SERVICE    INSTITUTIONAL
                             SHARES       SHARES        SHARES        SHARES       SHARES       SHARES       SHARES
                          ------------ ------------- ------------- ------------ ------------ ------------ -------------
ASSETS:
Investments at fair
 value (note 2b).........  $6,790,697   24,863,183    53,046,127    54,544,730       --       8,158,686    63,644,042
Dividend receivable......          --           --            --            --       --              --            --
Receivable for units sold          --           --            --            --       --              --            --
                           ----------   ----------    ----------    ----------       --       ---------    ----------
    Total assets.........   6,790,697   24,863,183    53,046,127    54,544,730       --       8,158,686    63,644,042
                           ----------   ----------    ----------    ----------       --       ---------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         292          973         2,150         2,493       --             331         2,487
Payable for units
 withdrawn...............         914       85,388        39,544        30,906       --           2,430        59,651
                           ----------   ----------    ----------    ----------       --       ---------    ----------
    Total liabilities....       1,206       86,361        41,694        33,399       --           2,761        62,138
                           ----------   ----------    ----------    ----------       --       ---------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   6,789,491   24,767,855    52,821,443    53,076,122       --       8,155,925    63,562,952
 Variable annuity
   contract owners in
   the annuitization
   period................          --        8,967       182,990     1,435,209       --              --        18,952
 Genworth Life and
   Annuity (note 4c).....          --           --            --            --       --              --            --
                           ----------   ----------    ----------    ----------       --       ---------    ----------
    Net assets...........  $6,789,491   24,776,822    53,004,433    54,511,331       --       8,155,925    63,581,904
                           ==========   ==========    ==========    ==========       ==       =========    ==========
Investments in
 securities at cost......  $5,087,734   24,144,242    42,391,989    48,290,201       --       6,203,222    56,144,441
                           ==========   ==========    ==========    ==========       ==       =========    ==========
Shares outstanding.......     180,940    1,957,731     1,484,223     1,547,807       --       1,441,464     2,623,415
                           ==========   ==========    ==========    ==========       ==       =========    ==========

                          ----------------------------------------

                             JANUS       OVERSEAS      OVERSEAS
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES
                          ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........  5,382,710    98,940,265    15,994,000
Dividend receivable......         --            --            --
Receivable for units sold         --        99,115            --
                           ---------    ----------    ----------
    Total assets.........  5,382,710    99,039,380    15,994,000
                           ---------    ----------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        230         3,938           676
Payable for units
 withdrawn...............     16,405            --            17
                           ---------    ----------    ----------
    Total liabilities....     16,635         3,938           693
                           ---------    ----------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  5,366,075    98,939,670    15,993,307
 Variable annuity
   contract owners in
   the annuitization
   period................         --        95,772            --
 Genworth Life and
   Annuity (note 4c).....         --            --            --
                           ---------    ----------    ----------
    Net assets...........  5,366,075    99,035,442    15,993,307
                           =========    ==========    ==========
Investments in
 securities at cost......  4,465,489    71,888,764     8,369,850
                           =========    ==========    ==========
Shares outstanding.......    224,000     1,733,058       285,403
                           =========    ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010




                               JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------



                            RESEARCH
                              CORE        WORLDWIDE    WORLDWIDE
                          PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL INSTITUTIONAL   SERVICE
                             SHARES        SHARES        SHARES
                          ------------- ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........      $--       70,685,621    6,799,618
Dividend receivable......       --               --           --
Receivable for units sold       --               --          437
                               ---       ----------    ---------
    Total assets.........       --       70,685,621    6,800,055
                               ---       ----------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       --            2,720          291
Payable for units
 withdrawn...............       --           44,381           --
                               ---       ----------    ---------
    Total liabilities....       --           47,101          291
                               ---       ----------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................       --       70,587,158    6,799,764
 Variable annuity
   contract owners in
   the annuitization
   period................       --           51,362           --
 Genworth Life and
   Annuity (note 4c).....       --               --           --
                               ---       ----------    ---------
    Net assets...........      $--       70,638,520    6,799,764
                               ===       ==========    =========
Investments in
 securities at cost......      $--       69,754,167    6,258,134
                               ===       ==========    =========
Shares outstanding.......       --        2,346,021      228,175
                               ===       ==========    =========

                                                                                            LEGG MASON
                                                                                             PARTNERS
                                                                                             VARIABLE   MFS(R) VARIABLE
                                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST             INCOME TRUST INSURANCE TRUST
                          ---------------------------------------------------------------- ------------ ----------------
                                        LEGG MASON   LEGG MASON   LEGG MASON                LEGG MASON
                           LEGG MASON  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    WESTERN
                          CLEARBRIDGE    VARIABLE     VARIABLE     VARIABLE   CLEARBRIDGE     ASSET
                            VARIABLE      EQUITY       EQUITY    FUNDAMENTAL    VARIABLE     VARIABLE   MFS(R) INVESTORS
                           AGGRESSIVE     INCOME       INCOME      ALL CAP     LARGE CAP    STRATEGIC     GROWTH STOCK
                             GROWTH      BUILDER      BUILDER       VALUE        VALUE         BOND        SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS
                            CLASS II     CLASS I      CLASS II     CLASS I      CLASS I      CLASS I         SHARES
                          ------------ ------------ ------------ ------------ ------------ ------------ ----------------
ASSETS:
Investments at fair
 value (note 2b).........  5,856,456    4,661,307    7,984,069    8,768,756    10,871,480   14,573,037     11,445,708
Dividend receivable......         --           --           --           --            --           --             --
Receivable for units sold         --            3           --           --            --           --          6,557
                           ---------    ---------    ---------    ---------    ----------   ----------     ----------
    Total assets.........  5,856,456    4,661,310    7,984,069    8,768,756    10,871,480   14,573,037     11,452,265
                           ---------    ---------    ---------    ---------    ----------   ----------     ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        263          194          443          390           438          588            493
Payable for units
 withdrawn...............        388           --          680        3,564             7           28             --
                           ---------    ---------    ---------    ---------    ----------   ----------     ----------
    Total liabilities....        651          194        1,123        3,954           445          616            493
                           ---------    ---------    ---------    ---------    ----------   ----------     ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  5,855,805    4,661,116    7,614,361    8,764,802    10,848,869   14,572,421     11,451,772
 Variable annuity
   contract owners in
   the annuitization
   period................         --           --      368,585           --        22,166           --             --
 Genworth Life and
   Annuity (note 4c).....         --           --           --           --            --           --             --
                           ---------    ---------    ---------    ---------    ----------   ----------     ----------
    Net assets...........  5,855,805    4,661,116    7,982,946    8,764,802    10,871,035   14,572,421     11,451,772
                           =========    =========    =========    =========    ==========   ==========     ==========
Investments in
 securities at cost......  4,957,941    5,650,102    9,421,433    9,235,737    10,596,003   14,785,954      9,611,287
                           =========    =========    =========    =========    ==========   ==========     ==========
Shares outstanding.......    361,510      465,665      795,226      445,567       823,597    1,522,783      1,063,728
                           =========    =========    =========    =========    ==========   ==========     ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                           MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                          ------------------------------------------------------------------------------ -----------

                                            MFS(R) NEW   MFS(R) STRATEGIC MFS(R) TOTAL                   OPPENHEIMER
                          MFS(R) INVESTORS   DISCOVERY        INCOME         RETURN     MFS(R) UTILITIES  BALANCED
                          TRUST SERIES --    SERIES --      SERIES --       SERIES --      SERIES --     FUND/VA --
                           SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   NON-SERVICE
                               SHARES         SHARES          SHARES         SHARES          SHARES        SHARES
                          ---------------- ------------- ---------------- ------------- ---------------- -----------
ASSETS:
Investments at fair
 value (note 2b).........   $10,277,643     31,079,241        77,018       75,399,686      33,259,534    18,489,180
Dividend receivable......            --             --            --               --              --            --
Receivable for units sold            --         59,249            --               --           5,679            --
                            -----------     ----------        ------       ----------      ----------    ----------
    Total assets.........    10,277,643     31,138,490        77,018       75,399,686      33,265,213    18,489,180
                            -----------     ----------        ------       ----------      ----------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           437          1,316             4            4,025           1,419           702
Payable for units
 withdrawn...............        20,884             --            --           12,143              --        21,956
                            -----------     ----------        ------       ----------      ----------    ----------
    Total liabilities....        21,321          1,316             4           16,168           1,419        22,658
                            -----------     ----------        ------       ----------      ----------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    10,256,322     31,137,174        77,014       72,436,838      33,263,794    18,466,522
 Variable annuity
   contract owners in
   the annuitization
   period................            --             --            --        2,946,680              --            --
 Genworth Life and
   Annuity (note 4c).....            --             --            --               --              --            --
                            -----------     ----------        ------       ----------      ----------    ----------
    Net assets...........   $10,256,322     31,137,174        77,014       75,383,518      33,263,794    18,466,522
                            ===========     ==========        ======       ==========      ==========    ==========
Investments in
 securities at cost......   $ 8,843,584     23,888,302        71,642       75,576,672      31,744,467    22,811,431
                            ===========     ==========        ======       ==========      ==========    ==========
Shares outstanding.......       515,170      1,751,930         7,725        4,080,070       1,333,047     1,611,960
                            ===========     ==========        ======       ==========      ==========    ==========

                            OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          --------------------------------------------------
                                      OPPENHEIMER  OPPENHEIMER
                          OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER
                           BALANCED   APPRECIATION APPRECIATION  CORE BOND
                          FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --
                            SERVICE   NON-SERVICE    SERVICE    NON-SERVICE
                            SHARES       SHARES       SHARES      SHARES
                          ----------- ------------ ------------ -----------
ASSETS:
Investments at fair
 value (note 2b)......... 39,336,331   42,283,237   8,938,155   19,623,843
Dividend receivable......         --           --          --           --
Receivable for units sold         --           --         563           --
                          ----------   ----------   ---------   ----------
    Total assets......... 39,336,331   42,283,237   8,938,718   19,623,843
                          ----------   ----------   ---------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..      2,094        1,635         377          768
Payable for units
 withdrawn...............      3,669       62,531          --       37,748
                          ----------   ----------   ---------   ----------
    Total liabilities....      5,763       64,166         377       38,516
                          ----------   ----------   ---------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 37,917,825   42,192,710   8,938,341   19,577,107
 Variable annuity
   contract owners in
   the annuitization
   period................  1,412,743       26,361          --        8,220
 Genworth Life and
   Annuity (note 4c).....         --           --          --           --
                          ----------   ----------   ---------   ----------
    Net assets........... 39,330,568   42,219,071   8,938,341   19,585,327
                          ==========   ==========   =========   ==========
Investments in
 securities at cost...... 45,096,390   37,431,309   8,098,186   22,940,226
                          ==========   ==========   =========   ==========
Shares outstanding.......  3,465,756    1,047,912     223,510    2,538,660
                          ==========   ==========   =========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ------------------------------------------------------------------------ ------------
                                                                           OPPENHEIMER OPPENHEIMER
                          OPPENHEIMER                          OPPENHEIMER  SMALL- &    SMALL- &
                            GLOBAL     OPPENHEIMER OPPENHEIMER MAIN STREET   MID-CAP     MID-CAP    ALL ASSET
                          SECURITIES   HIGH INCOME MAIN STREET  SMALL CAP    GROWTH      GROWTH    PORTFOLIO --
                          FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --    ADVISOR
                            SERVICE    NON-SERVICE   SERVICE     SERVICE   NON-SERVICE   SERVICE      CLASS
                            SHARES       SHARES      SHARES      SHARES      SHARES      SHARES       SHARES
                          ------------ ----------- ----------- ----------- ----------- ----------- ------------
ASSETS:
Investments at fair
 value (note 2b)......... $114,802,506  7,585,746  200,036,735 112,775,705 29,177,404   2,914,265   23,808,571
Dividend receivable......           --         --           --          --         --          --      587,007
Receivable for units sold           --         --           --     370,648         --      87,935           --
                          ------------ ----------  ----------- ----------- ----------   ---------   ----------
    Total assets.........  114,802,506  7,585,746  200,036,735 113,146,353 29,177,404   3,002,200   24,395,578
                          ------------ ----------  ----------- ----------- ----------   ---------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        5,113        293        9,525       5,361      1,091         124        1,042
Payable for units
 withdrawn...............      105,709      4,272       39,518          --     29,095          --       89,968
                          ------------ ----------  ----------- ----------- ----------   ---------   ----------
    Total liabilities....      110,822      4,565       49,043       5,361     30,186         124       91,010
                          ------------ ----------  ----------- ----------- ----------   ---------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  112,538,311  7,572,690  191,351,952 108,624,298 29,105,177   3,002,076   24,304,568
 Variable annuity
   contract owners in
   the annuitization
   period................    2,153,373      8,491    8,635,740   4,516,694     42,041          --           --
 Genworth Life and
   Annuity (note 4c).....           --         --           --          --         --          --           --
                          ------------ ----------  ----------- ----------- ----------   ---------   ----------
    Net assets........... $114,691,684  7,581,181  199,987,692 113,140,992 29,147,218   3,002,076   24,304,568
                          ============ ==========  =========== =========== ==========   =========   ==========
Investments in
 securities at cost...... $ 95,875,270 15,804,753  162,528,981  92,288,878 28,641,710   2,657,133   23,485,197
                          ============ ==========  =========== =========== ==========   =========   ==========
Shares outstanding.......    3,821,655  3,561,383    9,658,944   6,444,326    626,797      64,106    2,142,986
                          ============ ==========  =========== =========== ==========   =========   ==========

                           PIMCO VARIABLE INSURANCE TRUST
                          ---------------------------------------------

                           FOREIGN BOND                   LONG-TERM
                            PORTFOLIO                        U.S.
                           (U.S. DOLLAR    HIGH YIELD     GOVERNMENT
                            HEDGED) --    PORTFOLIO --   PORTFOLIO --
                          ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                           CLASS SHARES   CLASS SHARES   CLASS SHARES
                          -------------- -------------- --------------
ASSETS:
Investments at fair
 value (note 2b).........   4,975,238     113,098,794     41,159,426
Dividend receivable......       9,312         715,775        125,797
Receivable for units sold         254          33,896         15,143
                            ---------     -----------     ----------
    Total assets.........   4,984,804     113,848,465     41,300,366
                            ---------     -----------     ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         212           5,122          1,744
Payable for units
 withdrawn...............          --              --             --
                            ---------     -----------     ----------
    Total liabilities....         212           5,122          1,744
                            ---------     -----------     ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   4,984,592     111,592,049     41,298,485
 Variable annuity
   contract owners in
   the annuitization
   period................          --       2,251,294            137
 Genworth Life and
   Annuity (note 4c).....          --              --             --
                            ---------     -----------     ----------
    Net assets...........   4,984,592     113,843,343     41,298,622
                            =========     ===========     ==========
Investments in
 securities at cost......   5,033,265     103,579,146     42,030,454
                            =========     ===========     ==========
Shares outstanding.......     498,521      14,593,393      3,745,171
                            =========     ===========     ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                                           RYDEX
                            PIMCO VARIABLE INSURANCE     VARIABLE
                                TRUST (CONTINUED)          TRUST      THE ALGER PORTFOLIOS
                          ----------------------------- ----------- ------------------------- ------------
                                                                       ALGER        ALGER       JENNISON
                                                                     LARGE CAP    SMALL CAP      20/20
                           LOW DURATION   TOTAL RETURN                 GROWTH       GROWTH       FOCUS
                           PORTFOLIO --   PORTFOLIO --              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                          ADMINISTRATIVE ADMINISTRATIVE  NASDAQ --   CLASS I-2    CLASS I-2     CLASS II
                           CLASS SHARES   CLASS SHARES  100(R) FUND    SHARES       SHARES       SHARES
                          -------------- -------------- ----------- ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........  $247,820,676   463,902,838    5,297,011   38,910,349   35,114,163   13,901,891
Dividend receivable......       455,852     1,084,813           --           --           --           --
Receivable for units sold        15,911            --           --           --           --           --
                           ------------   -----------    ---------   ----------   ----------   ----------
    Total assets.........   248,292,439   464,987,651    5,297,011   38,910,349   35,114,163   13,901,891
                           ------------   -----------    ---------   ----------   ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        11,735        20,446          224        1,558        1,402          596
Payable for units
 withdrawn...............            --       127,057        1,490       23,810        7,115           34
                           ------------   -----------    ---------   ----------   ----------   ----------
    Total liabilities....        11,735       147,503        1,714       25,368        8,517          630
                           ------------   -----------    ---------   ----------   ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   239,318,142   457,687,174    5,295,297   38,835,328   35,035,970   13,901,156
 Variable annuity
   contract owners in
   the annuitization
   period................     8,962,562     7,152,974           --       49,653       69,676          105
 Genworth Life and
   Annuity (note 4c).....            --            --           --           --           --           --
                           ============   ===========    =========   ==========   ==========   ==========
    Net assets...........  $248,280,704   464,840,148    5,295,297   38,884,981   35,105,646   13,901,261
                           ============   ===========    =========   ==========   ==========   ==========
Investments in
 securities at cost......  $242,820,483   453,942,348    4,266,091   35,629,717   25,863,455   12,179,652
                           ============   ===========    =========   ==========   ==========   ==========
Shares outstanding.......    23,737,613    41,868,487      280,117      890,805    1,095,606      908,027
                           ============   ===========    =========   ==========   ==========   ==========

                                                                                   WELLS FARGO
                                                                                    VARIABLE
                                   THE PRUDENTIAL SERIES FUND                         TRUST
                          --------------------------------------------------------------------
                                                                     SP PRUDENTIAL WELLS FARGO
                                         NATURAL                     U.S. EMERGING  ADVANTAGE
                            JENNISON    RESOURCES   SP INTERNATIONAL    GROWTH      VT OMEGA
                          PORTFOLIO -- PORTFOLIO --      GROWTH      PORTFOLIO --    GROWTH
                            CLASS II     CLASS II     PORTFOLIO --     CLASS II      FUND --
                             SHARES       SHARES    CLASS II SHARES     SHARES       CLASS 2
                          ------------ ------------ ---------------- ------------- -----------
ASSETS:
Investments at fair
 value (note 2b).........  2,678,268    44,036,653       15,132         25,957      2,701,407
Dividend receivable......         --            --           --             --             --
Receivable for units sold         --       110,559           --             --             --
                           ---------    ----------       ------         ------      ---------
    Total assets.........  2,678,268    44,147,212       15,132         25,957      2,701,407
                           ---------    ----------       ------         ------      ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        121         1,863            1              1            113
Payable for units
 withdrawn...............         47            --            1             --              1
                           ---------    ----------       ------         ------      ---------
    Total liabilities....        168         1,863            2              1            114
                           ---------    ----------       ------         ------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  2,678,100    44,145,320       15,130         25,956      2,701,293
 Variable annuity
   contract owners in
   the annuitization
   period................         --            29           --             --             --
 Genworth Life and
   Annuity (note 4c).....         --            --           --             --             --
                           =========    ==========       ======         ======      =========
    Net assets...........  2,678,100    44,145,349       15,130         25,956      2,701,293
                           =========    ==========       ======         ======      =========
Investments in
 securities at cost......  2,226,919    34,704,372       20,897         21,791      2,248,156
                           =========    ==========       ======         ======      =========
Shares outstanding.......    116,904       937,349        2,967          3,470        112,559
                           =========    ==========       ======         ======      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                        -------------------------

                                        INVESCO V.I. INVESCO V.I.
                                           BASIC       CAPITAL
                                           VALUE     APPRECIATION
                                          FUND --      FUND --
                          CONSOLIDATED   SERIES II     SERIES I
                             TOTAL         SHARES       SHARES
                          ------------  ------------ ------------

                          ---------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $207,254,457       40,249      79,078
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....  156,618,717      190,400     171,818
                          ------------   ----------   ---------
Net investment income
  (expense)..............   50,635,740     (150,151)    (92,740)
                          ------------   ----------   ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (22,710,672)  (1,624,746)   (297,146)
  Change in unrealized
   appreciation
   (depreciation)........  836,052,925    2,251,375   1,725,039
  Capital gain
   distributions.........   44,089,936           --          --
                          ------------   ----------   ---------
Net realized and
  unrealized gain (loss)
  on investments.........  857,432,189      626,629   1,427,893
                          ------------   ----------   ---------
Increase (decrease) in
  net assets from
  operations............. $908,067,929      476,478   1,335,153
                          ============   ==========   =========

                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                          -------------------------------------------------------------------------------------------
                                                    INVESCO V.I.                            INVESCO V.I.
                          INVESCO V.I. INVESCO V.I.    GLOBAL    INVESCO V.I. INVESCO V.I.     LARGE
                            CAPITAL        CORE         REAL      GOVERNMENT  INTERNATIONAL     CAP      INVESCO V.I.
                          DEVELOPMENT     EQUITY       ESTATE     SECURITIES     GROWTH        GROWTH     TECHNOLOGY
                            FUND --      FUND --      FUND --      FUND --       FUND --      FUND --      FUND --
                            SERIES I     SERIES I    SERIES II     SERIES I     SERIES II     SERIES I     SERIES I
                             SHARES       SHARES       SHARES       SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------ ------------ ------------- ------------ ------------
                                      YEAR ENDED DECEMBER 31, 2010
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............       --        127,623      11,291        289          925,510          5           --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....       47        212,020       4,514         31          946,533         55           76
                             -----      ---------      ------        ---        ---------       ----        -----
Net investment income
  (expense)..............      (47)       (84,397)      6,777        258          (21,023)       (50)         (76)
                             -----      ---------      ------        ---        ---------       ----        -----
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      (10)        56,209      (8,140)       (52)        (721,759)       217           13
  Change in unrealized
   appreciation
   (depreciation)........    1,141        999,749      23,696         37        5,454,714       (195)       2,072
  Capital gain
   distributions.........       --             --          --         --               --         --           --
                             -----      ---------      ------        ---        ---------       ----        -----
Net realized and
  unrealized gain (loss)
  on investments.........    1,131      1,055,958      15,556        (15)       4,732,955         22        2,085
                             -----      ---------      ------        ---        ---------       ----        -----
Increase (decrease) in
  net assets from
  operations.............    1,084        971,561      22,333        243        4,711,932        (28)       2,009
                             =====      =========      ======        ===        =========       ====        =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               AIM VARIABLE INSURANCE FUNDS
                      (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                     -----------------------------------------------
                                  INVESCO VAN             INVESCO VAN
                                  KAMPEN V.I. INVESCO VAN KAMPEN V.I.
                     INVESCO V.I.   CAPITAL   KAMPEN V.I. EQUITY AND
                      UTILITIES     GROWTH     COMSTOCK     INCOME
                       FUND --      FUND --     FUND --     FUND --
                       SERIES I    SERIES II   SERIES II   SERIES II
                        SHARES      SHARES      SHARES      SHARES
                     ------------ ----------- ----------- -----------

                     ------------------------------------------------
Investment income
 and expense:
 Income -- Ordinary
   dividends........     $108             --      74,086     259,422
 Mortality and
   expense risk and
   administrative
   charges (note 4a)       22        114,124     811,141     270,509
                         ----      ---------  ----------   ---------
Net investment
 income (expense)...       86       (114,124)   (737,055)    (11,087)
                         ----      ---------  ----------   ---------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)...........       (7)       281,936  (2,630,953)    405,336
 Change in
   unrealized
   appreciation
   (depreciation)...       81        970,841   9,514,893     971,433
 Capital gain
   distributions....       --             --          --          --
                         ----      ---------  ----------   ---------
Net realized and
 unrealized gain
 (loss) on
 investments........       74      1,252,777   6,883,940   1,376,769
                         ----      ---------  ----------   ---------
Increase (decrease)
 in net assets from
 operations.........     $160      1,138,653   6,146,885   1,365,682
                         ====      =========  ==========   =========

                                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                     ----------------------------------------------------------------------------------------------------------


                     ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                      BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                         STRATEGY           GROWTH            INCOME             VALUE            GROWTH            GROWTH
                       PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                          CLASS B           CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                     YEAR ENDED DECEMBER 31, 2010
                     -----------------------------------------------------------------------------------------------------------
Investment income
 and expense:
 Income -- Ordinary
   dividends........       649,587          132,584                 --          2,009,468           41,713                --
 Mortality and
   expense risk and
   administrative
   charges (note 4a)       439,229           94,746            989,762          1,207,574          236,745           124,860
                         ---------          -------         ----------        -----------        ---------         ---------
Net investment
 income (expense)...       210,358           37,838           (989,762)           801,894         (195,032)         (124,860)
                         ---------          -------         ----------        -----------        ---------         ---------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)...........       181,238          275,759         (5,569,644)       (13,736,342)         202,206           338,800
 Change in
   unrealized
   appreciation
   (depreciation)...     1,506,224          417,333         12,968,668         15,898,810        1,042,675         2,580,702
 Capital gain
   distributions....            --               --                 --                 --               --                --
                         ---------          -------         ----------        -----------        ---------         ---------
Net realized and
 unrealized gain
 (loss) on
 investments........     1,687,462          693,092          7,399,024          2,162,468        1,244,881         2,919,502
                         ---------          -------         ----------        -----------        ---------         ---------
Increase (decrease)
 in net assets from
 operations.........     1,897,820          730,930          6,409,262          2,964,362        1,049,849         2,794,642
                         =========          =======         ==========        ===========        =========         =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              AMERICAN
                              CENTURY
                              VARIABLE
                           PORTFOLIOS II,
                                INC.       AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                           -------------- -------------------------------------------



                            VP INFLATION  VP INCOME      VP
                             PROTECTION   & GROWTH  INTERNATIONAL VP ULTRA(R) VP VALUE
                              FUND --      FUND --     FUND --      FUND --   FUND --
                              CLASS II     CLASS I     CLASS I      CLASS I   CLASS I
                           -------------- --------- ------------- ----------- --------

                           ------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............    $ 1,482,623     1,866       26,949         342      4,339
  Mortality and expense
   risk and
   administrative
   charges (note 4a)....      1,559,729     2,225       22,141       1,116      2,868
                            -----------    ------     --------       -----     ------
Net investment income
  (expense).............        (77,106)     (359)       4,808        (774)     1,471
                            -----------    ------     --------       -----     ------
Net realized and
  unrealized gain
  (loss) on investments:
  Net realized gain
   (loss)...............      6,994,140    (6,890)    (180,209)        867     (8,154)
  Change in unrealized
   appreciation
   (depreciation).......     (4,341,084)   18,491      244,443       7,135     28,722
  Capital gain
   distributions........             --        --           --          --         --
                            -----------    ------     --------       -----     ------
Net realized and
  unrealized gain
  (loss) on investments.      2,653,056    11,601       64,234       8,002     20,568
                            -----------    ------     --------       -----     ------
Increase (decrease) in
  net assets from
  operations............    $ 2,575,950    11,242       69,042       7,228     22,039
                            ===========    ======     ========       =====     ======

                                                                                  COLUMBIA
                                                                                   FUNDS
                                                                                  VARIABLE
                                                                                 INSURANCE
                                 BLACKROCK VARIABLE SERIES FUNDS, INC.            TRUST I
                         -----------------------------------------------------  ------------
                                          BLACKROCK
                                            GLOBAL     BLACKROCK    BLACKROCK     COLUMBIA
                            BLACKROCK     ALLOCATION   LARGE CAP      VALUE       MARSICO
                         BASIC VALUE V.I.    V.I.     GROWTH V.I. OPPORTUNITIES GROWTH FUND,
                             FUND --       FUND --      FUND --   V.I. FUND --    VARIABLE
                            CLASS III     CLASS III    CLASS III    CLASS III    SERIES --
                              SHARES        SHARES      SHARES       SHARES       CLASS A
                         ---------------- ----------  ----------- ------------- ------------
                         YEAR ENDED DECEMBER 31, 2010
                         -------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............      167,917      5,308,081     13,692        41,661       42,148
  Mortality and expense
   risk and
   administrative
   charges (note 4a)....      183,846      8,872,809     46,843       103,609      554,040
                            ---------     ----------    -------    ----------    ---------
Net investment income
  (expense).............      (15,929)    (3,564,728)   (33,151)      (61,948)    (511,892)
                            ---------     ----------    -------    ----------    ---------
Net realized and
  unrealized gain
  (loss) on investments:
  Net realized gain
   (loss)...............     (310,242)     3,455,453    (17,260)   (1,081,190)     423,583
  Change in unrealized
   appreciation
   (depreciation).......    1,561,676     32,864,169    427,530     2,463,839    6,486,596
  Capital gain
   distributions........           --      2,883,162         --            --           --
                            ---------     ----------    -------    ----------    ---------
Net realized and
  unrealized gain
  (loss) on investments.    1,251,434     39,202,784    410,270     1,382,649    6,910,179
                            ---------     ----------    -------    ----------    ---------
Increase (decrease) in
  net assets from
  operations............    1,235,505     35,638,056    377,119     1,320,701    6,398,287
                            =========     ==========    =======    ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             COLUMBIA
                          FUNDS VARIABLE
                            INSURANCE
                             TRUST I
                           (CONTINUED)         DWS VARIABLE SERIES II                      DREYFUS
                          -------------- ---------------------------------  -------------------------------------
                                                                              DREYFUS
                             COLUMBIA                                        INVESTMENT   DREYFUS
                             MARSICO     DWS DREMAN                          PORTFOLIOS   VARIABLE   THE DREYFUS
                          INTERNATIONAL  SMALL MID      DWS         DWS        MIDCAP    INVESTMENT    SOCIALLY
                          OPPORTUNITIES  CAP VALUE   STRATEGIC   TECHNOLOGY    STOCK      FUND --    RESPONSIBLE
                          FUND, VARIABLE   VIP --   VALUE VIP --   VIP --   PORTFOLIO --   MONEY        GROWTH
                            SERIES --     CLASS B     CLASS B     CLASS B     INITIAL      MARKET   FUND, INC. --
                             CLASS B       SHARES      SHARES      SHARES      SHARES    PORTFOLIO  INITIAL SHARES
                          -------------- ---------- ------------ ---------- ------------ ---------- --------------



                                                               YEAR ENDED DECEMBER 31, 2010
                          ----------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $   488,631        675       1,281         --          887          86       31,278
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    1,195,280      1,281       1,402        148        1,427      10,536       55,882
                           -----------     ------      ------      -----       ------     -------      -------
Net investment income
 (expense)...............     (706,649)      (606)       (121)      (148)        (540)    (10,450)     (24,604)
                           -----------     ------      ------      -----       ------     -------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (6,088,693)    (2,624)     (8,494)       101         (922)         --       (5,969)
 Change in unrealized
   appreciation
   (depreciation)........   14,676,514     22,161      15,599      1,693       22,650          --      499,193
 Capital gain
   distributions.........           --         --          --         --           --          --           --
                           -----------     ------      ------      -----       ------     -------      -------
Net realized and
 unrealized gain (loss)
 on investments..........    8,587,821     19,537       7,105      1,794       21,728          --      493,224
                           -----------     ------      ------      -----       ------     -------      -------
Increase (decrease) in
 net assets from
 operations..............  $ 7,881,172     18,931       6,984      1,646       21,188     (10,450)     468,620
                           ===========     ======      ======      =====       ======     =======      =======



                                                       EVERGREEN VARIABLE
                           EATON VANCE VARIABLE TRUST    ANNUITY TRUST
                          ---------------------------  ------------------




                                                           EVERGREEN
                          VT FLOATING -- VT WORLDWIDE       VA OMEGA
                               RATE         HEALTH          FUND --
                           INCOME FUND   SCIENCES FUND      CLASS 2
                          -------------- ------------- ------------------
                                          PERIOD FROM
                                         JANUARY 1 TO     PERIOD FROM
                                         SEPTEMBER 17, JANUARY 1 TO JULY
                                             2010           16, 2010
                          -------------- ------------- ------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    2,005,501           --           10,097
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....      788,735       89,180           20,127
                            ----------      -------         --------
Net investment income
 (expense)...............    1,216,766      (89,180)         (10,030)
                            ----------      -------         --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    3,244,537       12,173          287,249
 Change in unrealized
   appreciation
   (depreciation)........   (1,291,619)     153,652         (504,343)
 Capital gain
   distributions.........           --      295,126               --
                            ----------      -------         --------
Net realized and
 unrealized gain (loss)
 on investments..........    1,952,918      460,951         (217,094)
                            ----------      -------         --------
Increase (decrease) in
 net assets from
 operations..............    3,169,684      371,771         (227,124)
                            ==========      =======         ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 FEDERATED INSURANCE SERIES
                          ------------------------------------------------------------
                                                                 FEDERATED  FEDERATED
                           FEDERATED                 FEDERATED      HIGH       HIGH
                            CAPITAL                    CLOVER      INCOME     INCOME
                          APPRECIATION  FEDERATED      VALUE        BOND       BOND
                           FUND II --    CAPITAL     FUND II --  FUND II -- FUND II --
                            PRIMARY       INCOME      PRIMARY     PRIMARY    SERVICE
                             SHARES      FUND II       SHARES      SHARES     SHARES
                          ------------ ------------ ------------ ---------- ----------
                          PERIOD FROM               PERIOD FROM
                          MARCH 12 TO   YEAR ENDED  JANUARY 1 TO
                          DECEMBER 31, DECEMBER 31,  MARCH 12,
                              2010         2010         2010
                          ------------ ------------ ------------ ---------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $       --     563,683       268,289  2,131,730  2,700,893
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     147,442     129,054        38,623    377,432    531,648
                           ----------    --------    ----------  ---------  ---------
Net investment income
  (expense)..............    (147,442)    434,629       229,666  1,754,298  2,169,245
                           ----------    --------    ----------  ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     (43,182)   (101,080)   (9,654,319)   938,127  1,018,066
  Change in unrealized
   appreciation
   (depreciation)........   1,049,634     536,369     9,902,035    442,906    916,174
  Capital gain
   distributions.........          --          --            --         --         --
                           ----------    --------    ----------  ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........   1,006,452     435,289       247,716  1,381,033  1,934,240
                           ----------    --------    ----------  ---------  ---------
Increase (decrease) in
  net assets from
  operations.............  $  859,010     869,918       477,382  3,135,331  4,103,485
                           ==========    ========    ==========  =========  =========

                                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          ----------- -----------------------------------------------

                                      VIP ASSET   VIP ASSET
                          FEDERATED   MANAGER/SM/ MANAGER/SM/     VIP           VIP
                           KAUFMANN   PORTFOLIO   PORTFOLIO     BALANCED   CONTRAFUND(R)
                          FUND II --      --          --      PORTFOLIO -- PORTFOLIO --
                           SERVICE     INITIAL     SERVICE      SERVICE       INITIAL
                            SHARES      CLASS      CLASS 2      CLASS 2        CLASS
                          ----------  ----------  ----------  ------------ -------------



                                YEAR ENDED DECEMBER 31, 2010
                          ------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............         --  1,580,904     356,137     1,393,471    1,820,541
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....  1,127,387    910,191     347,084     1,292,318    2,100,635
                          ----------  ---------   ---------    ----------   ----------
Net investment income
  (expense).............. (1,127,387)   670,713       9,053       101,153     (280,094)
                          ----------  ---------   ---------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  2,517,074   (900,041)    (99,815)    1,745,618   (7,580,975)
  Change in unrealized
   appreciation
   (depreciation)........  9,478,977  9,160,438   2,182,151     8,247,573   28,968,536
  Capital gain
   distributions.........         --         --          --            --           --
                          ----------  ---------   ---------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments......... 11,996,051  8,260,397   2,082,336     9,993,191   21,387,561
                          ----------  ---------   ---------    ----------   ----------
Increase (decrease) in
  net assets from
  operations............. 10,868,664  8,931,110   2,091,389    10,094,344   21,107,467
                          ==========  =========   =========    ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                          ----------------------------------------
                                            VIP
                                          DYNAMIC
                               VIP        CAPITAL
                          CONTRAFUND(R) APPRECIATION  VIP EQUITY-
                          PORTFOLIO --  PORTFOLIO --    INCOME
                             SERVICE      SERVICE    PORTFOLIO --
                             CLASS 2      CLASS 2    INITIAL CLASS
                          ------------- ------------ -------------

                          ----------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $ 1,361,409      5,340      2,046,631
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....    2,060,613     38,110      1,633,981
                           -----------    -------     ----------
Net investment income
  (expense)..............     (699,204)   (32,770)       412,650
                           -----------    -------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (7,684,149)    (8,190)    (8,365,315)
  Change in unrealized
   appreciation
   (depreciation)........   27,135,505    397,599     22,682,654
  Capital gain
   distributions.........           --         --             --
                           -----------    -------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........   19,451,356    389,409     14,317,339
                           -----------    -------     ----------
Increase (decrease) in
  net assets from
  operations.............  $18,752,152    356,639     14,729,989
                           ===========    =======     ==========

                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -----------------------------------------------------------------------------------------------


                          VIP EQUITY-                 VIP GROWTH                                           VIP INVESTMENT
                             INCOME     VIP GROWTH     & INCOME    VIP GROWTH                  VIP GROWTH    GRADE BOND
                          PORTFOLIO --   & INCOME    PORTFOLIO -- OPPORTUNITIES  VIP GROWTH   PORTFOLIO --  PORTFOLIO --
                            SERVICE    PORTFOLIO --    SERVICE    PORTFOLIO --  PORTFOLIO --    SERVICE       SERVICE
                            CLASS 2    INITIAL CLASS   CLASS 2    INITIAL CLASS INITIAL CLASS   CLASS 2       CLASS 2
                          ------------ ------------- ------------ ------------- ------------- ------------ --------------
                                        YEAR ENDED DECEMBER 31, 2010
                          -----------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   1,044,039      180,240       71,493        17,761       399,912       77,125       598,235
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   1,073,342      380,631      242,594       129,521       915,162      341,006       221,336
                           ----------   ----------    ---------     ---------    ----------    ---------      --------
Net investment income
  (expense)..............     (29,303)    (200,391)    (171,101)     (111,760)     (515,250)    (263,881)      376,899
                           ----------   ----------    ---------     ---------    ----------    ---------      --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (5,288,991)  (1,651,363)    (683,791)     (278,977)   (1,811,477)    (538,563)      761,025
  Change in unrealized
   appreciation
   (depreciation)........  13,555,162    5,026,772    2,710,129     2,118,927    15,990,751    5,150,804      (347,158)
  Capital gain
   distributions.........          --           --           --            --            --           --            --
                           ----------   ----------    ---------     ---------    ----------    ---------      --------
Net realized and
  unrealized gain (loss)
  on investments.........   8,266,171    3,375,409    2,026,338     1,839,950    14,179,274    4,612,241       413,867
                           ----------   ----------    ---------     ---------    ----------    ---------      --------
Increase (decrease) in
  net assets from
  operations.............   8,236,868    3,175,018    1,855,237     1,728,190    13,664,024    4,348,360       790,766
                           ==========   ==========    =========     =========    ==========    =========      ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            -------------------------------------------------------



                                VIP            VIP           VIP        VIP VALUE
                              MID CAP        MID CAP       OVERSEAS     STRATEGIES
                            PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                              INITIAL        SERVICE       INITIAL       SERVICE
                               CLASS         CLASS 2        CLASS        CLASS 2
                            ------------   ------------  ------------  ------------

                            ---------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............      $  238          581,828       475,814       12,346
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....         254        1,983,970       420,769       80,349
                               ------       ----------    ----------     --------
Net investment income
  (expense)..............         (16)      (1,402,142)       55,045      (68,003)
                               ------       ----------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................          38          998,136    (1,583,920)    (106,596)
  Change in unrealized
   appreciation
   (depreciation)........       8,523       31,223,988     4,775,072      907,809
  Capital gain
   distributions.........          --               --            --           --
                               ------       ----------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........       8,561       32,222,124     3,191,152      801,213
                               ------       ----------    ----------     --------
Increase (decrease) in
  net assets from
  operations.............      $8,545       30,819,982     3,246,197      733,210
                               ======       ==========    ==========     ========

                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          --------------------------------------------------------------------
                                                    FRANKLIN
                                        FRANKLIN   TEMPLETON
                            FRANKLIN   LARGE CAP  VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON
                             INCOME      GROWTH      FUNDS       SHARES    FOREIGN    FOREIGN
                           SECURITIES  SECURITIES  ALLOCATION  SECURITIES SECURITIES SECURITIES
                            FUND --     FUND --     FUND --     FUND --    FUND --    FUND --
                            CLASS 2     CLASS 2     CLASS 2     CLASS 2    CLASS 1    CLASS 2
                             SHARES      SHARES      SHARES      SHARES     SHARES     SHARES
                          -----------  ---------- ------------ ---------- ---------- ----------
                          YEAR ENDED DECEMBER 31, 2010
                          ---------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  44,975,935     3,226     2,502,027  1,008,664    244,430     27,743
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....  13,495,920     5,920     2,342,825  1,220,581    171,389     26,539
                          -----------   -------    ----------  ---------  ---------   --------
Net investment income
  (expense)..............  31,480,015    (2,694)      159,202   (211,917)    73,041      1,204
                          -----------   -------    ----------  ---------  ---------   --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................ (10,071,022)  (12,029)   (1,665,118) 5,055,131   (450,094)  (236,453)
  Change in unrealized
   appreciation
   (depreciation)........  45,472,982    51,089    10,748,496    430,299  1,185,449    274,513
  Capital gain
   distributions.........          --        --         9,370         --         --         --
                          -----------   -------    ----------  ---------  ---------   --------
Net realized and
  unrealized gain (loss)
  on investments.........  35,401,960    39,060     9,092,748  5,485,430    735,355     38,060
                          -----------   -------    ----------  ---------  ---------   --------
Increase (decrease) in
  net assets from
  operations.............  66,881,975    36,366     9,251,950  5,273,513    808,396     39,264
                          ===========   =======    ==========  =========  =========   ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          FRANKLIN TEMPLETON VARIABLE INSURANCE
                              PRODUCTS TRUST (CONTINUED)                                      GE INVESTMENTS FUNDS, INC.
                          ------------------------------------  ---------------------------------------------------------------
                           TEMPLETON    TEMPLETON
                             GLOBAL       GLOBAL    TEMPLETON
                             ASSET         BOND       GROWTH    CORE VALUE             INTERNATIONAL
                           ALLOCATION   SECURITIES  SECURITIES    EQUITY     INCOME       EQUITY        MID-CAP
                            FUND --      FUND --     FUND --     FUND --     FUND --      FUND --    EQUITY FUND --   MONEY
                            CLASS 2      CLASS 1     CLASS 2     CLASS 1     CLASS 1      CLASS 1       CLASS 1       MARKET
                             SHARES       SHARES      SHARES      SHARES     SHARES       SHARES         SHARES        FUND
                          ------------  ----------  ----------  ---------- ----------  ------------- -------------- ----------
                          PERIOD FROM
                          JANUARY 1 TO
                           APRIL 30,
                              2010                                              YEAR ENDED DECEMBER 31, 2010
                          ------------  ---------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $  2,519      189,130     183,222     234,263   1,616,402      100,390        284,508           --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....        310      158,413     219,717     274,003     790,093      205,114      1,248,297    3,848,708
                            --------    ---------   ---------   ---------  ----------   ----------     ----------   ----------
Net investment income
  (expense)..............      2,209       30,717     (36,495)    (39,740)    826,309     (104,724)      (963,789)  (3,848,708)
                            --------    ---------   ---------   ---------  ----------   ----------     ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (73,071)     273,906    (782,696)   (559,644) (1,085,747)  (5,954,905)    (1,322,068)          --
  Change in unrealized
   appreciation
   (depreciation)........     65,767    1,091,893   1,528,001   2,150,528   3,332,085    6,336,018     20,282,084           --
  Capital gain
   distributions.........      4,009       29,908          --          --          --           --             --           --
                            --------    ---------   ---------   ---------  ----------   ----------     ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........     (3,295)   1,395,707     745,305   1,590,884   2,246,338      381,113     18,960,016           --
                            --------    ---------   ---------   ---------  ----------   ----------     ----------   ----------
Increase (decrease) in
  net assets from
  operations.............   $ (1,086)   1,426,424     708,810   1,551,144   3,072,647      276,389     17,996,227   (3,848,708)
                            ========    =========   =========   =========  ==========   ==========     ==========   ==========


                          ----------------------

                           PREMIER
                           GROWTH    REAL ESTATE
                           EQUITY    SECURITIES
                           FUND --     FUND --
                           CLASS 1     CLASS 1
                           SHARES      SHARES
                          ---------  -----------




                          ----------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    91,443   1,013,168
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   614,275     883,774
                          ---------  ----------
Net investment income
  (expense)..............  (522,832)    129,394
                          ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (569,284) (3,400,420)
  Change in unrealized
   appreciation
   (depreciation)........ 4,807,011  16,698,681
  Capital gain
   distributions.........        --          --
                          ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments......... 4,237,727  13,298,261
                          ---------  ----------
Increase (decrease) in
  net assets from
  operations............. 3,714,895  13,427,655
                          =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          -------------------------------------------------------------  ----------


                                                                                          GENWORTH
                                        SMALL-CAP                                         CALAMOS
                                         EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY   GROWTH
                                         FUND --     FUND --      FUND --      FUND --    FUND --
                           S&P 500(R)    CLASS 1     CLASS 1      CLASS 3      CLASS 1    SERVICE
                           INDEX FUND    SHARES       SHARES       SHARES      SHARES      SHARES
                          -----------  ----------  ------------ ------------ ----------- ---------



                                                           YEAR ENDED DECEMBER 31, 2010
                          -------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $ 3,119,471      77,340   15,112,091   13,296,044     322,950     98,286
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   2,654,236     712,657   18,494,291   22,309,183     516,632    472,118
                          -----------  ----------   ----------  -----------  ----------  ---------
Net investment income
  (expense)..............     465,235    (635,317)  (3,382,200)  (9,013,139)   (193,682)  (373,832)
                          -----------  ----------   ----------  -----------  ----------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (1,906,958) (2,350,235)  (7,782,637) (12,300,927) (1,021,636) 1,481,107
  Change in unrealized
   appreciation
   (depreciation)........  23,136,118  13,457,705   93,796,288  100,962,763   3,908,074  4,075,592
  Capital gain
   distributions.........          --          --           --           --          --     22,127
                          -----------  ----------   ----------  -----------  ----------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........  21,229,160  11,107,470   86,013,651   88,661,836   2,886,438  5,578,826
                          -----------  ----------   ----------  -----------  ----------  ---------
Increase (decrease) in
  net assets from
  operations............. $21,694,395  10,472,153   82,631,451   79,648,697   2,692,756  5,204,994
                          ===========  ==========   ==========  ===========  ==========  =========

                             GENWORTH VARIABLE INSURANCE TRUST
                          ------------------------------------------------
                                    GENWORTH                   GENWORTH
                                      EATON      GENWORTH       GOLDMAN
                          GENWORTH    VANCE      ENHANCED        SACHS
                          DAVIS NY  LARGE CAP  INTERNATIONAL   ENHANCED
                          VENTURE     VALUE        INDEX       CORE BOND
                          FUND --    FUND --      FUND --    INDEX FUND --
                          SERVICE    SERVICE      SERVICE       SERVICE
                           SHARES    SHARES       SHARES        SHARES
                          -------- ----------  ------------- -------------
                                                PERIOD FROM
                                                APRIL 30 TO   YEAR ENDED
                                               DECEMBER 31,  DECEMBER 31,
                                                   2010          2010
                          -------------------- ------------- -------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   3,432     354,349      377,241     8,333,006
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....  76,511     820,397      205,775     2,357,002
                          -------  ----------   ----------    ----------
Net investment income
  (expense).............. (73,079)   (466,048)     171,466     5,976,004
                          -------  ----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................ 239,346   5,715,420   (2,974,135)    2,801,022
  Change in unrealized
   appreciation
   (depreciation)........ 647,544  (4,707,729)  (1,527,316)   (6,957,399)
  Capital gain
   distributions.........      --   1,849,173           --     1,956,494
                          -------  ----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments......... 886,890   2,856,864   (4,501,451)   (2,199,883)
                          -------  ----------   ----------    ----------
Increase (decrease) in
  net assets from
  operations............. 813,811   2,390,816   (4,329,985)    3,776,121
                          =======  ==========   ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                      GOLDMAN SACHS VARIABLE
                                        GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)                     INSURANCE TRUST
                          -------------------------------------------------------------------------  ------------------------
                             GENWORTH                                   GENWORTH
                            LEGG MASON     GENWORTH                      PUTNAM                         GOLDMAN
                            CLEARBRIDGE     PIMCO        GENWORTH     INTERNATIONAL     GENWORTH      SACHS LARGE
                            AGGRESSIVE    STOCKSPLUS    PYRAMIS(R)       CAPITAL        THORNBURG      CAP VALUE    GOLDMAN
                              GROWTH       FUND --    SMALL/MID CAP   OPPORTUNITIES   INTERNATIONAL     FUND --      SACHS
                          FUND -- SERVICE  SERVICE     CORE FUND --  FUND -- SERVICE  VALUE FUND --  INSTITUTIONAL  MID CAP
                              SHARES        SHARES    SERVICE SHARES     SHARES       SERVICE SHARES    SHARES     VALUE FUND
                          --------------- ----------  -------------- --------------- --------------- ------------- ----------


                                          YEAR ENDED                    PERIOD FROM JANUARY 1 TO            YEAR ENDED
                                      DECEMBER 31, 2010                      APRIL 30, 2010              DECEMBER 31, 2010
                          ------------------------------------------ ------------------------------  ------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $    995,824   13,369,896    1,103,636       1,978,868       1,482,038         94,875      427,826
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....       821,312    2,771,472      707,188         125,204         174,475        185,150      971,132
                           ------------   ----------    ---------      ----------      ----------     ----------   ----------
Net investment income
  (expense)..............       174,512   10,598,424      396,448       1,853,664       1,307,563        (90,275)    (543,306)
                           ------------   ----------    ---------      ----------      ----------     ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    17,221,365    7,601,261    4,437,936      (2,019,368)       (773,490)    (1,434,822)  (3,787,760)
  Change in unrealized
   appreciation
   (depreciation)........   (17,654,324)  (3,522,031)   3,423,484      (5,710,054)     (6,107,044)     2,598,141   17,911,823
  Capital gain
   distributions.........     8,406,690   11,035,328    1,490,219       8,055,053       7,038,568             --           --
                           ------------   ----------    ---------      ----------      ----------     ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........     7,973,731   15,114,558    9,351,639         325,631         158,034      1,163,319   14,124,063
                           ------------   ----------    ---------      ----------      ----------     ----------   ----------
Increase (decrease) in
  net assets from
  operations.............  $  8,148,243   25,712,982    9,748,087       2,179,295       1,465,597      1,073,044   13,580,757
                           ============   ==========    =========      ==========      ==========     ==========   ==========

                                JPMORGAN INSURANCE TRUST
                          ------------------------------------

                            JPMORGAN    JPMORGAN    JPMORGAN
                           INSURANCE   INSURANCE   INSURANCE
                             TRUST     TRUST CORE TRUST EQUITY
                            BALANCED      BOND       INDEX
                          PORTFOLIO -- PORTFOLIO  PORTFOLIO --
                            CLASS 1    -- CLASS 1   CLASS 1
                          ------------ ---------- ------------
                          PERIOD FROM
                          JANUARY 1 TO
                           APRIL 30,         YEAR ENDED
                              2010        DECEMBER 31, 2010
                          ------------ -----------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............        --     221,052      45,478
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....       649      94,294      38,287
                            -------     -------     -------
Net investment income
  (expense)..............      (649)    126,758       7,191
                            -------     -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    27,044     116,568     102,862
  Change in unrealized
   appreciation
   (depreciation)........   (16,840)    113,120     206,047
  Capital gain
   distributions.........        --          --          --
                            -------     -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    10,204     229,688     308,909
                            -------     -------     -------
Increase (decrease) in
  net assets from
  operations.............     9,555     356,446     316,100
                            =======     =======     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     JPMORGAN INSURANCE TRUST (CONTINUED)
                          ------------------------------------------------------------------------------------------
                            JPMORGAN      JPMORGAN     JPMORGAN     JPMORGAN                  JPMORGAN
                            INSURANCE    INSURANCE    INSURANCE    INSURANCE     JPMORGAN    INSURANCE     JPMORGAN
                              TRUST        TRUST        TRUST        TRUST      INSURANCE      TRUST      INSURANCE
                          INTERNATIONAL   INTREPID     INTREPID     MID CAP     TRUST MID    SMALL CAP    TRUST U.S.
                             EQUITY        GROWTH      MID CAP       GROWTH     CAP VALUE       CORE        EQUITY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          ------------- ------------ ------------ ------------ ------------ ------------ ------------
                                                                              YEAR ENDED DECEMBER 31, 2010
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    $   246        8,147        6,811           --        1,801          --        18,198
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....      1,974       13,940        9,916        9,808        2,602         317        37,753
                             -------       ------      -------      -------       ------       -----       -------
Net investment income
  (expense)..............     (1,728)      (5,793)      (3,105)      (9,808)        (801)       (317)      (19,555)
                             -------       ------      -------      -------       ------       -----       -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      4,452        8,164       35,447       91,559       12,395         210       111,147
  Change in unrealized
   appreciation
   (depreciation)........      2,673       52,239       65,359       42,609       19,612       5,575       201,445
  Capital gain
   distributions.........         --           --           --           --           --          --            --
                             -------       ------      -------      -------       ------       -----       -------
Net realized and
  unrealized gain (loss)
  on investments.........      7,125       60,403      100,806      134,168       32,007       5,785       312,592
                             -------       ------      -------      -------       ------       -----       -------
Increase (decrease) in
  net assets from
  operations.............    $ 5,397       54,610       97,701      124,360       31,206       5,468       293,037
                             =======       ======      =======      =======       ======       =====       =======

                                     JANUS ASPEN SERIES
                          ---------------------------------------



                            BALANCED      BALANCED    ENTERPRISE
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL
                             SHARES        SHARES       SHARES
                          ------------- ------------ -------------

                          ----------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   3,368,117    4,017,604        38,225
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   1,763,763    2,849,438       811,264
                            ---------    ---------    ----------
Net investment income
  (expense)..............   1,604,354    1,168,166      (773,039)
                            ---------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   3,124,140    3,952,345     1,107,622
  Change in unrealized
   appreciation
   (depreciation)........   3,122,582    4,439,909    11,984,529
  Capital gain
   distributions.........          --           --            --
                            ---------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........   6,246,722    8,392,254    13,092,151
                            ---------    ---------    ----------
Increase (decrease) in
  net assets from
  operations.............   7,851,076    9,560,420    12,319,112
                            =========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                          ----------------------------------------
                                         FLEXIBLE
                           ENTERPRISE      BOND          FORTY
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL INSTITUTIONAL
                             SHARES       SHARES        SHARES
                          ------------ ------------- -------------


                                      YEAR ENDED DECEMBER 31, 2010
                          ----------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $       --    1,599,852       186,983
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     102,800      372,970       816,646
                           ----------    ---------     ---------
Net investment income
  (expense)..............    (102,800)   1,226,882      (629,663)
                           ----------    ---------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     375,262      843,530     2,700,056
  Change in unrealized
   appreciation
   (depreciation)........   1,140,057     (527,109)      338,810
  Capital gain
   distributions.........          --       83,938            --
                           ----------    ---------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........   1,515,319      400,359     3,038,866
                           ----------    ---------     ---------
Increase (decrease) in
  net assets from
  operations.............  $1,412,519    1,627,241     2,409,203
                           ==========    =========     =========

                                      JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------------------------------------------------------------
                                        GLOBAL LIFE      GLOBAL
                             FORTY        SCIENCES     TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS
                          PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE       SERVICE       SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
                             SHARES        SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                          ------------ -------------- ------------ ------------- ------------ ------------- ------------
                                        PERIOD FROM
                                        JANUARY 1 TO
                                       APRIL 30, 2010                    YEAR ENDED DECEMBER 31, 2010
                          ------------ -------------- -----------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     124,769        9,423            --       681,646      19,240        637,662       82,131
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   1,091,141       33,052       103,205       895,148      84,514      1,362,865      245,902
                           ----------     --------     ---------     ---------     -------     ----------    ---------
Net investment income
  (expense)..............    (966,372)     (23,629)     (103,205)     (213,502)    (65,274)      (725,203)    (163,771)
                           ----------     --------     ---------     ---------     -------     ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   3,499,913      676,086       418,754        96,306     122,806      5,792,466    2,232,436
  Change in unrealized
   appreciation
   (depreciation)........  (2,635,865)    (576,783)    1,096,401     7,641,783     561,871     14,579,198    1,263,823
  Capital gain
   distributions.........          --       84,351            --            --          --             --           --
                           ----------     --------     ---------     ---------     -------     ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........     864,048      183,654     1,515,155     7,738,089     684,677     20,371,664    3,496,259
                           ----------     --------     ---------     ---------     -------     ----------    ---------
Increase (decrease) in
  net assets from
  operations.............    (102,324)     160,025     1,411,950     7,524,587     619,403     19,646,461    3,332,488
                           ==========     ========     =========     =========     =======     ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1





                               JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------



                             RESEARCH
                               CORE        WORLDWIDE    WORLDWIDE
                           PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL  INSTITUTIONAL   SERVICE
                              SHARES        SHARES        SHARES
                          -------------- ------------- ------------
                           PERIOD FROM
                           JANUARY 1 TO
                          APRIL 30, 2010
                          -------------- --------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    $    20         416,008      32,382
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....          9         959,678     106,528
                             -------      ----------     -------
Net investment income
  (expense)..............         11        (543,670)    (74,146)
                             -------      ----------     -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     (1,157)     (1,404,489)    (35,597)
  Change in unrealized
   appreciation
   (depreciation)........      1,401      11,032,201     970,943
  Capital gain
   distributions.........         --              --          --
                             -------      ----------     -------
Net realized and
  unrealized gain (loss)
  on investments.........        244       9,627,712     935,346
                             -------      ----------     -------
Increase (decrease) in
  net assets from
  operations.............    $   255       9,084,042     861,200
                             =======      ==========     =======

                                                                                            LEGG MASON
                                                                                             PARTNERS
                                                                                             VARIABLE   MFS(R) VARIABLE
                                                                                              INCOME       INSURANCE
                                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST                TRUST          TRUST
                          ---------------------------------------------------------------  ------------ ----------------
                                        LEGG MASON   LEGG MASON   LEGG MASON                LEGG MASON
                           LEGG MASON  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    WESTERN
                          CLEARBRIDGE    VARIABLE     VARIABLE     VARIABLE   CLEARBRIDGE     ASSET
                            VARIABLE      EQUITY       EQUITY    FUNDAMENTAL    VARIABLE     VARIABLE   MFS(R) INVESTORS
                           AGGRESSIVE     INCOME       INCOME      ALL CAP     LARGE CAP    STRATEGIC     GROWTH STOCK
                             GROWTH      BUILDER      BUILDER       VALUE        VALUE         BOND        SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS
                            CLASS II     CLASS I      CLASS II     CLASS I      CLASS I      CLASS I         SHARES
                          ------------ ------------ ------------ ------------ ------------ ------------ ----------------


                                              YEAR ENDED DECEMBER 31, 2010
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............         --      179,933      285,156      139,553      317,012      406,427         35,394
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     93,084       72,409      157,533      139,934      160,273      226,141        182,858
                           ---------    ---------    ---------    ---------     --------    ---------      ---------
Net investment income
  (expense)..............    (93,084)     107,524      127,623         (381)     156,739      180,286       (147,464)
                           ---------    ---------    ---------    ---------     --------    ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      2,802     (930,285)    (711,505)    (796,721)    (278,627)    (183,983)       288,396
  Change in unrealized
   appreciation
   (depreciation)........  1,233,727    1,279,014    1,324,896    1,937,922      891,680    1,502,192        913,939
  Capital gain
   distributions.........         --           --           --           --           --           --             --
                           ---------    ---------    ---------    ---------     --------    ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments.........  1,236,529      348,729      613,391    1,141,201      613,053    1,318,209      1,202,335
                           ---------    ---------    ---------    ---------     --------    ---------      ---------
Increase (decrease) in
  net assets from
  operations.............  1,143,445      456,253      741,014    1,140,820      769,792    1,498,495      1,054,871
                           =========    =========    =========    =========     ========    =========      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                          -------------------------------------------------------------------------  -----------
                          MFS(R) INVESTORS MFS(R) NEW MFS(R) STRATEGIC MFS(R) TOTAL
                               TRUST       DISCOVERY       INCOME         RETURN    MFS(R) UTILITIES OPPENHEIMER
                             SERIES --     SERIES --     SERIES --      SERIES --      SERIES --      BALANCED
                              SERVICE       SERVICE       SERVICE        SERVICE        SERVICE      FUND/VA --
                               CLASS         CLASS         CLASS          CLASS          CLASS       NON-SERVICE
                               SHARES        SHARES        SHARES         SHARES         SHARES        SHARES
                          ---------------- ---------- ---------------- ------------ ---------------- -----------
                                                                                YEAR ENDED DECEMBER 31, 2010
                          --------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     $105,127            --        3,472       1,849,983       1,050,812       274,309
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....      159,459       366,920        1,902       1,426,549         523,151       259,328
                              --------     ---------      -------       ---------      ----------    ----------
Net investment income
  (expense)..............      (54,332)     (366,920)       1,570         423,434         527,661        14,981
                              --------     ---------      -------       ---------      ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      138,210     1,358,244       25,180        (837,400)     (1,171,574)   (2,034,263)
  Change in unrealized
   appreciation
   (depreciation)........      780,009     6,251,588      (19,380)      5,785,921       4,180,444     4,007,056
  Capital gain
   distributions.........           --            --           --              --              --            --
                              --------     ---------      -------       ---------      ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........      918,219     7,609,832        5,800       4,948,521       3,008,870     1,972,793
                              --------     ---------      -------       ---------      ----------    ----------
Increase (decrease) in
  net assets from
  operations.............     $863,887     7,242,912        7,370       5,371,955       3,536,531     1,987,774
                              ========     =========      =======       =========      ==========    ==========

                            OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -------------------------------------------------
                                      OPPENHEIMER  OPPENHEIMER
                          OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER
                           BALANCED   APPRECIATION APPRECIATION  CORE BOND
                          FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --
                            SERVICE   NON-SERVICE    SERVICE    NON-SERVICE
                            SHARES       SHARES       SHARES      SHARES
                          ----------- ------------ ------------ -----------

                          -------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    446,187      77,510           --      384,781
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....    734,593     596,375      138,612      292,710
                          ----------   ---------     --------   ----------
Net investment income
  (expense)..............   (288,406)   (518,865)    (138,612)      92,071
                          ----------   ---------     --------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................ (1,917,219)     62,668       (4,318)  (2,759,048)
  Change in unrealized
   appreciation
   (depreciation)........  5,937,291   3,381,796      716,182    4,600,142
  Capital gain
   distributions.........         --          --           --           --
                          ----------   ---------     --------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........  4,020,072   3,444,464      711,864    1,841,094
                          ----------   ---------     --------   ----------
Increase (decrease) in
  net assets from
  operations.............  3,731,666   2,925,599      573,252    1,933,165
                          ==========   =========     ========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          -----------------------------------------------------------------------  ------------
                                                                           OPPENHEIMER OPPENHEIMER
                          OPPENHEIMER                          OPPENHEIMER  SMALL- &    SMALL- &
                            GLOBAL     OPPENHEIMER OPPENHEIMER MAIN STREET   MID-CAP     MID-CAP    ALL ASSET
                          SECURITIES   HIGH INCOME MAIN STREET  SMALL CAP    GROWTH      GROWTH    PORTFOLIO --
                          FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --    ADVISOR
                            SERVICE    NON-SERVICE   SERVICE     SERVICE   NON-SERVICE   SERVICE      CLASS
                            SHARES       SHARES      SHARES      SHARES      SHARES      SHARES       SHARES
                          -----------  ----------- ----------- ----------- ----------- ----------- ------------
                                                                             YEAR ENDED DECEMBER 31, 2010
                          -------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $ 1,349,884     484,296   1,674,224     187,737          --         --    1,203,565
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   1,773,896     106,320   3,147,076   1,274,499     362,727     39,401      240,428
                          -----------  ----------  ----------  ----------   ---------   --------    ---------
Net investment income
  (expense)..............    (424,012)    377,976  (1,472,852) (1,086,762)   (362,727)   (39,401)     963,137
                          -----------  ----------  ----------  ----------   ---------   --------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   4,165,530  (5,412,700)  9,114,373   4,416,302    (704,720)  (123,412)     124,687
  Change in unrealized
   appreciation
   (depreciation)........  10,795,250   5,954,477  20,190,410  18,843,881   7,218,703    707,820      404,490
  Capital gain
   distributions.........          --          --          --          --          --         --           --
                          -----------  ----------  ----------  ----------   ---------   --------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........  14,960,780     541,777  29,304,783  23,260,183   6,513,983    584,408      529,177
                          -----------  ----------  ----------  ----------   ---------   --------    ---------
Increase (decrease) in
  net assets from
  operations............. $14,536,768     919,753  27,831,931  22,173,421   6,151,256    545,007    1,492,314
                          ===========  ==========  ==========  ==========   =========   ========    =========

                           PIMCO VARIABLE INSURANCE TRUST
                          --------------------------------------------

                           FOREIGN BOND                   LONG-TERM
                            PORTFOLIO                        U.S.
                           (U.S. DOLLAR    HIGH YIELD     GOVERNMENT
                            HEDGED) --    PORTFOLIO --   PORTFOLIO --
                          ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                           CLASS SHARES   CLASS SHARES   CLASS SHARES
                          -------------- -------------- --------------

                          --------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    215,758        7,761,326     2,779,647
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     82,302        1,740,319       795,667
                             -------       ----------     ---------
Net investment income
  (expense)..............    133,456        6,021,007     1,983,980
                             -------       ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     30,641        6,115,070      (788,213)
  Change in unrealized
   appreciation
   (depreciation)........    167,643          758,452     3,875,425
  Capital gain
   distributions.........     22,285               --            --
                             -------       ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........    220,569        6,873,522     3,087,212
                             -------       ----------     ---------
Increase (decrease) in
  net assets from
  operations.............    354,025       12,894,529     5,071,192
                             =======       ==========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          RYDEX
                          PIMCO VARIABLE INSURANCE TRUST VARIABLE
                                   (CONTINUED)            TRUST
                          ----------------------------   --------


                           LOW DURATION    TOTAL RETURN
                           PORTFOLIO --   PORTFOLIO ---  NASDAQ-
                          ADMINISTRATIVE  ADMINISTRATIVE  100(R)
                           CLASS SHARES    CLASS SHARES    FUND
                          --------------  -------------- --------




                          ---------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............   $4,677,515      24,836,035        --
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    4,140,988       7,713,691    84,879
                            ----------      ----------   -------
Net investment income
 (expense)...............      536,527      17,122,344   (84,879)
                            ----------      ----------   -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    3,234,541      12,548,171   551,982
 Change in unrealized
   appreciation
   (depreciation)........    4,482,850        (471,870)  200,091
 Capital gain
   distributions.........           --         824,135        --
                            ----------      ----------   -------
Net realized and
 unrealized gain (loss)
 on investments..........    7,717,391      12,900,436   752,073
                            ----------      ----------   -------
Increase (decrease) in
 net assets from
 operations..............   $8,253,918      30,022,780   667,194
                            ==========      ==========   =======


                            THE ALGER PORTFOLIOS                         THE PRUDENTIAL SERIES FUND
                          ------------------------  -------------------------------------------------------------------
                             ALGER                    JENNISON                                  SP
                           LARGE CAP   ALGER SMALL     20/20                    NATURAL    INTERNATIONAL  SP PRUDENTIAL
                             GROWTH     CAP GROWTH     FOCUS       JENNISON    RESOURCES      GROWTH      U.S. EMERGING
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --      GROWTH
                           CLASS I-2    CLASS I-2     CLASS II     CLASS II     CLASS II     CLASS II     PORTFOLIO --
                             SHARES       SHARES       SHARES       SHARES       SHARES       SHARES     CLASS II SHARES
                          ------------ ------------ ------------ ------------ ------------ ------------- ---------------



                                       YEAR ENDED DECEMBER 31, 2010
                          ---------------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    287,065           --           --         432        33,936         164             53
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    556,849      469,088      251,311      44,560       707,590         215            359
                           ---------    ---------     --------     -------     ---------       -----          -----
Net investment income
 (expense)...............   (269,784)    (469,088)    (251,311)    (44,128)     (673,654)        (51)          (306)
                           ---------    ---------     --------     -------     ---------       -----          -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (357,970)   1,450,009      225,444      54,881       582,131        (546)            21
 Change in unrealized
   appreciation
   (depreciation)........  4,731,209    5,851,303       73,186     222,679     7,662,995       2,219          4,286
 Capital gain
   distributions.........         --           --           --          --            --          --             --
                           ---------    ---------     --------     -------     ---------       -----          -----
Net realized and
 unrealized gain (loss)
 on investments..........  4,373,239    7,301,312      298,630     277,560     8,245,126       1,673          4,307
                           ---------    ---------     --------     -------     ---------       -----          -----
Increase (decrease) in
 net assets from
 operations..............  4,103,455    6,832,224       47,319     233,432     7,571,472       1,622          4,001
                           =========    =========     ========     =======     =========       =====          =====

                          WELLS FARGO
                            VARIABLE
                             TRUST
                          ------------
                          WELLS FARGO
                           ADVANTAGE
                            VT OMEGA
                             GROWTH
                            FUND --
                            CLASS 2
                          ------------
                          PERIOD FROM
                           JULY 16 TO
                          DECEMBER 31,
                              2010
                          ------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............        --
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    14,763
                            -------
Net investment income
 (expense)...............   (14,763)
                            -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    52,536
 Change in unrealized
   appreciation
   (depreciation)........   453,251
 Capital gain
   distributions.........        --
                            -------
Net realized and
 unrealized gain (loss)
 on investments..........   505,787
                            -------
Increase (decrease) in
 net assets from
 operations..............   491,024
                            =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets





                                   CONSOLIDATED TOTAL
                             -----------------------------

                             ------------------------------
                                  2010            2009
                             --------------  -------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   50,635,740     97,992,610
 Net realized gain
   (loss) on investments....    (22,710,672)  (453,840,808)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    836,052,925  2,170,751,422
 Capital gain
   distribution.............     44,089,936     36,460,766
                             --------------  -------------
    Increase (decrease)
     in net assets from
     operations.............    908,067,929  1,851,363,990
                             --------------  -------------
From capital
 transactions (note 4):
 Net premiums...............    172,830,665    464,320,783
 Death benefits.............   (143,138,319)  (114,140,525)
 Surrenders.................   (908,093,560)  (826,920,214)
 Administrative expenses....    (26,780,926)   (23,713,037)
 Capital contribution
   (withdrawal).............    (11,289,263)    (9,338,101)
 Transfers between
   subaccounts
   (including fixed
   account), net............      8,538,415     23,226,483
                             --------------  -------------
    Increase (decrease)
     in net assets from
     capital transactions...   (907,932,988)  (486,564,611)
                             --------------  -------------
Increase (decrease) in
 net assets.................        134,941  1,364,799,379
Net assets at beginning
 of year....................  9,440,659,467  8,075,860,088
                             --------------  -------------
Net assets at end of year... $9,440,794,408  9,440,659,467
                             ==============  =============
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........

                                         AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                             -------------------------------------------------------------------------------------------
                               INVESCO V.I. BASIC     INVESCO V.I. CAPITAL   INVESCO V.I. CAPITAL    INVESCO V.I. CORE
                                  VALUE FUND --       APPRECIATION FUND --   DEVELOPMENT FUND --      EQUITY FUND --
                                SERIES II SHARES         SERIES I SHARES     SERIES I SHARES          SERIES I SHARES
                             ----------------------  ----------------------  -------------------  ----------------------
                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------
                                2010        2009        2010        2009      2010       2009        2010        2009
                             ----------  ----------  ----------  ----------   -----     -------   ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (150,151)    (44,185)    (92,740)   (105,424)   (47)        (46)      (84,397)     28,380
 Net realized gain
   (loss) on investments.... (1,624,746) (3,174,031)   (297,146)   (860,741)   (10)    (10,558)       56,209    (716,414)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  2,251,375   7,474,367   1,725,039   2,919,275  1,141      12,038       999,749   4,041,835
 Capital gain
   distribution.............         --          --          --          --     --          --            --          --
                             ----------  ----------  ----------  ----------   -----     -------   ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    476,478   4,256,151   1,335,153   1,953,110  1,084       1,434       971,561   3,353,801
                             ----------  ----------  ----------  ----------   -----     -------   ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    107,982      30,694     123,262     234,820     --          --        59,322     197,698
 Death benefits.............     36,842      17,715    (178,143)    (75,305)    --          --       (43,288)   (146,699)
 Surrenders................. (1,615,105) (1,144,453) (1,587,754) (1,427,276)    --        (476)   (2,510,139) (2,156,874)
 Administrative expenses....    (31,614)    (27,419)    (24,167)    (24,832)    --          --       (30,170)    (32,147)
 Capital contribution
   (withdrawal).............         --          --          --          --     --          --            --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (773,910)   (549,970)   (633,332)   (356,306)     1     (11,850)     (305,560)   (780,053)
                             ----------  ----------  ----------  ----------   -----     -------   ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,275,805) (1,673,433) (2,300,134) (1,648,899)     1     (12,326)   (2,829,835) (2,918,075)
                             ----------  ----------  ----------  ----------   -----     -------   ----------  ----------
Increase (decrease) in
 net assets................. (1,799,327)  2,582,718    (964,981)    304,211  1,085     (10,892)   (1,858,274)    435,726
Net assets at beginning
 of year.................... 13,224,933  10,642,215  12,020,321  11,716,110  6,058      16,950    15,052,531  14,616,805
                             ----------  ----------  ----------  ----------   -----     -------   ----------  ----------
Net assets at end of year... 11,425,606  13,224,933  11,055,340  12,020,321  7,143       6,058    13,194,257  15,052,531
                             ==========  ==========  ==========  ==========   =====     =======   ==========  ==========
Change in units (note 5):
 Units purchased............    164,462     284,190      89,433     194,289     --          --        73,801     157,833
 Units redeemed.............   (384,587)   (510,585)   (483,878)   (543,478)    --      (1,495)     (356,637)   (497,067)
                             ----------  ----------  ----------  ----------   -----     -------   ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (220,125)   (226,395)   (394,445)   (349,189)    --      (1,495)     (282,836)   (339,234)
                             ==========  ==========  ==========  ==========   =====     =======   ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             -------------------------------------------------------------------------------------------
                                 INVESCO V.I.      INVESCO V.I.        INVESCO V.I.         INVESCO V.I.
                                    GLOBAL          GOVERNMENT         INTERNATIONAL         LARGE CAP      INVESCO V.I.
                                 REAL ESTATE        SECURITIES            GROWTH               GROWTH        TECHNOLOGY
                                   FUND --            FUND --             FUND --             FUND --         FUND --
                               SERIES II SHARES   SERIES I SHARES    SERIES II SHARES     SERIES I SHARES  SERIES I SHARES
                             -------------------  --------------  ----------------------  ---------------  -------------
                                                               YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------
                                2010      2009     2010    2009      2010        2009      2010     2009    2010     2009
                             ---------  --------  -----  -------  ----------  ----------  ------  -------  ------   -----
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   6,777    (6,657)   258      109     (21,023)   (166,289)    (50)    (113)    (76)    (59)
 Net realized gain
   (loss) on investments....    (8,140)  (24,358)   (52)     543    (721,759) (4,302,049)    217   (5,575)     13     (21)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    23,696   134,300     37     (943)  5,454,714  21,004,146    (195)   5,844   2,072   3,638
 Capital gain
   distribution.............        --        --     --       96          --          --      --       --      --      --
                             ---------  --------  -----  -------  ----------  ----------  ------  -------  ------   -----
    Increase (decrease)
     in net assets from
     operations.............    22,333   103,285    243     (195)  4,711,932  16,535,808     (28)     156   2,009   3,558
                             ---------  --------  -----  -------  ----------  ----------  ------  -------  ------   -----
From capital
 transactions (note 4):
 Net premiums...............        --        --    240      240   1,802,869   6,500,281      --       --      --      --
 Death benefits.............        --      (638)    --       --     (49,952)   (102,160)     --       --      --      --
 Surrenders.................   (13,973)  (14,527)  (248) (10,990) (3,857,037) (2,960,190)    (82)    (579)     --      --
 Administrative expenses....      (498)     (557)    --       --    (263,392)   (251,117)    (10)     (66)     --      --
 Capital contribution
   (withdrawal).............        --        --     --       --          --          --      --       --      --      --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (162,412)  (30,549)  (112)  (8,849) (6,127,571) (2,846,023) (4,340) (11,457)    (40)    (26)
                             ---------  --------  -----  -------  ----------  ----------  ------  -------  ------   -----
    Increase (decrease)
     in net assets from
     capital transactions...  (176,883)  (46,271)  (120) (19,599) (8,495,083)    340,791  (4,432) (12,102)    (40)    (26)
                             ---------  --------  -----  -------  ----------  ----------  ------  -------  ------   -----
Increase (decrease) in
 net assets.................  (154,550)   57,014    123  (19,794) (3,783,151) 16,876,599  (4,460) (11,946)  1,969   3,532
Net assets at beginning
 of year....................   396,115   339,101  2,704   22,498  67,966,869  51,090,270   5,741   17,687   9,888   6,356
                             ---------  --------  -----  -------  ----------  ----------  ------  -------  ------   -----
Net assets at end of year... $ 241,565   396,115  2,827    2,704  64,183,718  67,966,869   1,281    5,741  11,857   9,888
                             =========  ========  =====  =======  ==========  ==========  ======  =======  ======   =====
Change in units (note 5):
 Units purchased............    82,835   272,160    227       26   5,793,209   6,875,531      --      556      --      --
 Units redeemed.............  (103,745) (276,508)  (227)  (1,347) (7,074,350) (6,580,208)   (539)  (2,392)    (13)    (13)
                             ---------  --------  -----  -------  ----------  ----------  ------  -------  ------   -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (20,910)   (4,348)    --   (1,321) (1,281,141)    295,323    (539)  (1,836)    (13)    (13)
                             =========  ========  =====  =======  ==========  ==========  ======  =======  ======   =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                  AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             -------------------------------------------------------------------------------------
                              INVESCO V.I.     INVESCO VAN KAMPEN      INVESCO VAN KAMPEN      INVESCO VAN KAMPEN
                               UTILITIES          V.I. CAPITAL           V.I. COMSTOCK           V.I. EQUITY AND
                                FUND --          GROWTH FUND --             FUND --              INCOME FUND --
                             SERIES I SHARES    SERIES II SHARES        SERIES II SHARES        SERIES II SHARES
                             -------------   ---------------------  -----------------------  ----------------------
                                                                        YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------
                              2010     2009     2010        2009        2010        2009        2010        2009
                             ------   -----  ----------  ---------  -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   86     102    (114,124)   (98,022)    (737,055)  1,367,504     (11,087)     89,008
 Net realized gain
   (loss) on investments....     (7)   (590)    281,936   (357,630)  (2,630,953) (7,129,394)    405,336    (609,967)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     81     673     970,841  3,528,200    9,514,893  17,658,659     971,433   2,604,262
 Capital gain
   distribution.............     --      31          --         --           --          --          --          --
                             ------   -----  ----------  ---------  -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    160     216   1,138,653  3,072,548    6,146,885  11,896,769   1,365,682   2,083,303
                             ------   -----  ----------  ---------  -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     --      --      14,829     80,390      703,802   1,091,649     114,026     721,916
 Death benefits.............     --      --      (1,468)   (24,587)    (241,153)   (287,143)         --          --
 Surrenders.................     --    (889)   (747,220)  (500,464)  (6,396,333) (4,780,702)   (656,050)   (382,686)
 Administrative expenses....     --      --     (24,503)   (19,780)    (160,334)   (154,527)    (45,503)    (35,024)
 Capital contribution
   (withdrawal).............     --      --          --         --           --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    185     (61)   (530,072)   116,183   (7,055,771) (4,277,531)    780,952   1,225,929
                             ------   -----  ----------  ---------  -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    185    (950) (1,288,434)  (348,258) (13,149,789) (8,408,254)    193,425   1,530,135
                             ------   -----  ----------  ---------  -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    345    (734)   (149,781) 2,724,290   (7,002,904)  3,488,515   1,559,107   3,613,438
Net assets at beginning
 of year....................  2,742   3,476   7,696,371  4,972,081   55,252,666  51,764,151  12,783,235   9,169,797
                             ------   -----  ----------  ---------  -----------  ----------  ----------  ----------
Net assets at end of year... $3,087   2,742   7,546,590  7,696,371   48,249,762  55,252,666  14,342,342  12,783,235
                             ======   =====  ==========  =========  ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     19      --      61,487    317,807    2,052,334   1,552,095   1,442,656   2,190,348
 Units redeemed.............     --    (125)   (183,098)  (357,650)  (3,169,879) (2,399,772) (1,410,656) (1,990,310)
                             ------   -----  ----------  ---------  -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     19    (125)   (121,611)   (39,843)  (1,117,545)   (847,677)     32,000     200,038
                             ======   =====  ==========  =========  ===========  ==========  ==========  ==========

                                ALLIANCEBERNSTEIN
                                VARIABLE PRODUCTS
                                SERIES FUND, INC.
                             ----------------------
                               ALLIANCE BERNSTEIN
                                 BALANCED WEALTH
                              STRATEGY PORTFOLIO --
                                     CLASS B
                             ----------------------

                             ----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    210,358    (192,523)
 Net realized gain
   (loss) on investments....    181,238    (559,426)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,506,224   5,042,343
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,897,820   4,290,394
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    349,123   1,708,423
 Death benefits.............     (8,852)    (30,841)
 Surrenders................. (2,119,684) (1,051,689)
 Administrative expenses....   (138,563)   (111,419)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (207,947)  4,488,935
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,125,923)  5,003,409
                             ----------  ----------
Increase (decrease) in
 net assets.................   (228,103)  9,293,803
Net assets at beginning
 of year.................... 25,460,411  16,166,608
                             ----------  ----------
Net assets at end of year... 25,232,308  25,460,411
                             ==========  ==========
Change in units (note 5):
 Units purchased............  2,818,208   4,586,415
 Units redeemed............. (3,071,228) (3,910,662)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (253,020)    675,753
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                             ---------------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN
                                 GLOBAL THEMATIC            GROWTH AND               INTERNATIONAL              LARGE CAP
                                     GROWTH                   INCOME                     VALUE                   GROWTH
                                  PORTFOLIO --             PORTFOLIO --              PORTFOLIO --             PORTFOLIO --
                                     CLASS B                  CLASS B                   CLASS B                  CLASS B
                             ----------------------  ------------------------  ------------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2010        2009        2010         2009         2010         2009        2010        2009
                             -----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    37,838    (72,675)    (989,762)   1,274,365      801,894     (458,728)   (195,032)   (241,745)
 Net realized gain
   (loss) on investments....     275,759   (298,292)  (5,569,644) (13,090,454) (13,736,342) (13,771,143)    202,206    (558,366)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     417,333  2,292,867   12,968,668   22,412,444   15,898,810   37,041,603   1,042,675   5,485,000
 Capital gain
   distribution.............          --         --           --           --           --           --          --          --
                             -----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     730,930  1,921,900    6,409,262   10,596,355    2,964,362   22,811,732   1,049,849   4,684,889
                             -----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      97,555    389,471      485,065      964,959    1,703,223    6,797,756     171,560     123,491
 Death benefits.............      (2,754)    (2,690)  (1,017,371)    (403,624)    (106,193)    (118,284)   (133,580)   (232,876)
 Surrenders.................    (860,471)  (437,944)  (8,664,523)  (9,084,692)  (5,073,908)  (4,432,815) (2,274,389) (1,958,046)
 Administrative expenses....     (21,645)   (16,148)    (133,469)    (140,470)    (296,780)    (307,555)    (33,063)    (35,055)
 Capital contribution
   (withdrawal).............          --         --           --           --           --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (605,820) 1,624,042   (3,034,676)  (3,943,815)  (5,159,560)  (5,702,532)   (656,629)   (682,485)
                             -----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,393,135) 1,556,731  (12,364,974) (12,607,642)  (8,933,218)  (3,763,430) (2,926,101) (2,784,971)
                             -----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................    (662,205) 3,478,631   (5,955,712)  (2,011,287)  (5,968,856)  19,048,302  (1,876,252)  1,899,918
Net assets at beginning
 of year....................   6,576,754  3,098,123   68,933,086   70,944,373   87,522,526   68,474,224  16,764,383  14,864,465
                             -----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of year... $ 5,914,549  6,576,754   62,977,374   68,933,086   81,553,670   87,522,526  14,888,131  16,764,383
                             ===========  =========  ===========  ===========  ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     250,929    346,050      739,284    1,710,240   16,076,390   13,535,794     193,785     189,761
 Units redeemed.............    (362,855)  (191,565)  (1,978,586)  (3,209,417) (16,842,780) (13,514,700)   (645,196)   (674,896)
                             -----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (111,926)   154,485   (1,239,302)  (1,499,177)    (766,390)      21,094    (451,411)   (485,135)
                             ===========  =========  ===========  ===========  ===========  ===========  ==========  ==========

                             ----------------------
                               ALLIANCEBERNSTEIN
                                   SMALL CAP
                                     GROWTH
                                  PORTFOLIO --
                                    CLASS B
                             ---------------------

                             ----------------------
                                2010        2009
                             ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (124,860)   (78,777)
 Net realized gain
   (loss) on investments....    338,800   (432,415)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  2,580,702  2,262,327
 Capital gain
   distribution.............         --         --
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............  2,794,642  1,751,135
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............    188,211    308,265
 Death benefits.............    (44,778)   (29,031)
 Surrenders.................   (847,142)  (529,250)
 Administrative expenses....    (31,233)   (14,692)
 Capital contribution
   (withdrawal).............         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  8,790,650   (229,213)
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  8,055,708   (493,921)
                             ----------  ---------
Increase (decrease) in
 net assets................. 10,850,350  1,257,214
Net assets at beginning
 of year....................  5,847,678  4,590,464
                             ----------  ---------
Net assets at end of year... 16,698,028  5,847,678
                             ==========  =========
Change in units (note 5):
 Units purchased............  1,631,815    302,997
 Units redeemed.............   (797,958)  (368,653)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    833,857    (65,656)
                             ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  AMERICAN CENTURY
                             VARIABLE PORTFOLIOS II, INC.
                             ---------------------------
                                    VP INFLATION
                                     PROTECTION
                                      FUND --
                                      CLASS II
                             ---------------------------

                             ----------------------------
                                 2010           2009
                             ------------   -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    (77,106)      123,312
 Net realized gain
   (loss) on investments....    6,994,140     2,209,076
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (4,341,084)    6,320,817
 Capital gain
   distribution.............           --            --
                             ------------   -----------
    Increase (decrease)
     in net assets from
     operations.............    2,575,950     8,653,205
                             ------------   -----------
From capital
 transactions (note 4):
 Net premiums...............    2,713,505    15,876,301
 Death benefits.............      (99,103)      (93,573)
 Surrenders.................   (5,465,286)   (6,079,332)
 Administrative expenses....     (468,710)     (531,049)
 Capital contribution
   (withdrawal).............           --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (40,675,036)   26,074,866
                             ------------   -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (43,994,630)   35,247,213
                             ------------   -----------
Increase (decrease) in
 net assets.................  (41,418,680)   43,900,418
Net assets at beginning
 of year....................  128,852,364    84,951,946
                             ------------   -----------
Net assets at end of year... $ 87,433,684   128,852,364
                             ============   ===========
Change in units (note 5):
 Units purchased............   10,561,339    13,443,293
 Units redeemed.............  (14,599,407)  (10,048,134)
                             ------------   -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (4,038,068)    3,395,159
                             ============   ===========

                                             AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                             --------------------------------------------------------------------------
                                VP INCOME &
                                  GROWTH          VP INTERNATIONAL      VP ULTRA(R)        VP VALUE
                                  FUND --             FUND --             FUND --           FUND --
                                  CLASS I             CLASS I             CLASS I           CLASS I
                             ----------------  ---------------------  ---------------  ----------------
                                        YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------
                               2010     2009      2010       2009       2010    2009     2010     2009
                             -------  -------  ---------  ----------  -------  ------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (359)   3,174      4,808       7,387     (774)   (857)   1,471    7,262
 Net realized gain
   (loss) on investments....  (6,890)  (7,285)  (180,209)    (76,434)     867  (2,702)  (8,154) (13,305)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  18,491   29,024    244,443     590,079    7,135  20,701   28,722   35,546
 Capital gain
   distribution.............      --       --         --          --       --      --       --       --
                             -------  -------  ---------  ----------  -------  ------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............  11,242   24,913     69,042     521,032    7,228  17,142   22,039   29,503
                             -------  -------  ---------  ----------  -------  ------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............      --       --         --          --       --      --       --       --
 Death benefits.............      --       --         --      (2,777)      --      --       --       --
 Surrenders.................  (6,698)  (6,594)   (93,537)   (102,190)  (2,594) (1,209)  (4,549)  (5,368)
 Administrative expenses....    (328)    (200)    (2,055)     (2,477)    (394)   (303)    (561)    (483)
 Capital contribution
   (withdrawal).............      --       --         --          --       --      --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (52,156)  43,656   (837,221)   (283,865) (16,582)  9,298   (2,931)  (2,081)
                             -------  -------  ---------  ----------  -------  ------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (59,182)  36,862   (932,813)   (391,309) (19,570)  7,786   (8,041)  (7,932)
                             -------  -------  ---------  ----------  -------  ------  -------  -------
Increase (decrease) in
 net assets................. (47,940)  61,775   (863,771)    129,723  (12,342) 24,928   13,998   21,571
Net assets at beginning
 of year.................... 150,236   88,461  2,037,940   1,908,217   68,241  43,313  197,489  175,918
                             -------  -------  ---------  ----------  -------  ------  -------  -------
Net assets at end of year... 102,296  150,236  1,174,169   2,037,940   55,899  68,241  211,487  197,489
                             =======  =======  =========  ==========  =======  ======  =======  =======
Change in units (note 5):
 Units purchased............     756    5,868    308,849   1,636,020      547   1,813    1,620   58,665
 Units redeemed.............  (5,760)  (2,002)  (401,842) (1,676,946)  (2,342)   (898)  (2,372) (59,909)
                             -------  -------  ---------  ----------  -------  ------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (5,004)   3,866    (92,993)    (40,926)  (1,795)    915     (752)  (1,244)
                             =======  =======  =========  ==========  =======  ======  =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                          BLACKROCK VARIABLE SERIES FUNDS, INC.
                             -----------------------------------------------------------------------------------------------
                                                                                      BLACKROCK
                                    BLACKROCK                 BLACKROCK               LARGE CAP           BLACKROCK VALUE
                                 BASIC VALUE V.I.      GLOBAL ALLOCATION V.I.        GROWTH V.I.        OPPORTUNITIES V.I.
                                     FUND --                   FUND --                 FUND --                FUND --
                                 CLASS III SHARES         CLASS III SHARES        CLASS III SHARES       CLASS III SHARES
                             -----------------------  ------------------------  --------------------  ----------------------
                                                                             YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2010        2009         2010         2009        2010       2009       2010        2009
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (15,929)     22,937   (3,564,728)     477,217    (33,151)   (29,284)    (61,948)    (44,372)
 Net realized gain
   (loss) on investments....    (310,242) (1,618,969)   3,455,453   (4,918,062)   (17,260)  (210,302) (1,081,190) (1,859,361)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   1,561,676   4,083,720   32,864,169   75,230,734    427,530    816,076   2,463,839   2,978,935
 Capital gain
   distribution.............          --          --    2,883,162           --         --         --          --          --
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,235,505   2,487,688   35,638,056   70,789,889    377,119    576,490   1,320,701   1,075,202
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     170,508     924,202   16,164,982   43,529,151     23,380     20,821     203,791     297,899
 Death benefits.............     (19,804)    (16,566)    (515,006)    (812,347)        --         --      (2,745)      1,020
 Surrenders.................    (705,815)   (631,970) (22,908,863) (15,975,899)  (198,513)  (188,337)   (555,963)   (300,391)
 Administrative expenses....     (44,677)    (34,518)  (2,253,036)  (1,746,099)    (7,195)    (6,047)    (24,397)    (12,505)
 Capital contribution
   (withdrawal).............          --          --           --           --         --         --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,507,367    (888,578)  10,735,315   27,049,808    157,271    241,371   4,648,763    (210,458)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...     907,579    (647,430)   1,223,392   52,044,614    (25,057)    67,808   4,269,449    (224,435)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets.................   2,143,084   1,840,258   36,861,448  122,834,503    352,062    644,298   5,590,150     850,767
Net assets at beginning
 of year....................  10,705,163   8,864,905  466,812,873  343,978,370  3,034,227  2,389,929   5,196,158   4,345,391
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Net assets at end of year... $12,848,247  10,705,163  503,674,321  466,812,873  3,386,289  3,034,227  10,786,308   5,196,158
                             ===========  ==========  ===========  ===========  =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............     341,055     350,822   28,202,522   40,557,982     60,683     83,757     794,767     235,074
 Units redeemed.............    (251,086)   (382,494) (28,001,398) (34,684,668)   (65,675)   (78,092)   (452,073)   (262,750)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      89,969     (31,672)     201,124    5,873,314     (4,992)     5,665     342,694     (27,676)
                             ===========  ==========  ===========  ===========  =========  =========  ==========  ==========

                                 COLUMBIA FUNDS
                               VARIABLE INSURANCE
                                     TRUST I
                             ----------------------


                                COLUMBIA MARSICO
                              GROWTH FUND, VARIABLE
                                SERIES -- CLASS A
                             ----------------------

                             -----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (511,892)   (260,865)
 Net realized gain
   (loss) on investments....    423,583  (2,514,190)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  6,486,596  10,030,890
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  6,398,287   7,255,835
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    449,807   1,226,369
 Death benefits.............    (91,666)    (12,171)
 Surrenders................. (3,608,595) (3,164,107)
 Administrative expenses....   (110,708)    (92,161)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (609,110) (1,208,997)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,970,272) (3,251,067)
                             ----------  ----------
Increase (decrease) in
 net assets.................  2,428,015   4,004,768
Net assets at beginning
 of year.................... 36,307,865  32,303,097
                             ----------  ----------
Net assets at end of year... 38,735,880  36,307,865
                             ==========  ==========
Change in units (note 5):
 Units purchased............    498,341     706,665
 Units redeemed.............   (822,998)   (925,134)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (324,657)   (218,469)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              COLUMBIA FUNDS VARIABLE
                                 INSURANCE TRUST I
                                    (CONTINUED)                      DWS VARIABLE SERIES II                    DREYFUS
                             -------------------------  ------------------------------------------------  ----------------
                                  COLUMBIA MARSICO                                                             DREYFUS
                                   INTERNATIONAL           DWS DREMAN                           DWS          INVESTMENT
                                OPPORTUNITIES FUND,      SMALL MID CAP    DWS STRATEGIC     TECHNOLOGY    PORTFOLIOS MIDCAP
                                 VARIABLE SERIES --       VALUE VIP --     VALUE VIP --   VIP -- CLASS B  STOCK PORTFOLIO --
                                      CLASS B            CLASS B SHARES   CLASS B SHARES      SHARES       INITIAL SHARES
                             -------------------------  ---------------  ---------------  --------------  ----------------
                                                                YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                 2010          2009       2010    2009    2010     2009    2010    2009     2010      2009
                             ------------  -----------  -------  ------  ------  -------  ------  ------  -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (706,649)     148,830     (606)     67    (121)   1,780    (148)   (121)    (540)     (133)
 Net realized gain
   (loss) on investments....   (6,088,693) (13,505,586)  (2,624) (6,596) (8,494) (12,702)    101    (140)    (922)  (27,746)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   14,676,514   34,445,073   22,161  22,909  15,599   27,314   1,693   4,058   22,650    48,583
 Capital gain
   distribution.............           --           --       --      --      --       --      --      --       --        --
                             ------------  -----------  -------  ------  ------  -------  ------  ------  -------   -------
    Increase (decrease)
     in net assets from
     operations.............    7,881,172   21,088,317   18,931  16,380   6,984   16,392   1,646   3,797   21,188    20,704
                             ------------  -----------  -------  ------  ------  -------  ------  ------  -------   -------
From capital
 transactions (note 4):
 Net premiums...............    1,196,352    4,144,825       --      --      --       --      --      --       --        --
 Death benefits.............      (62,963)     (89,333)      --      --      --       --      --      --       --        --
 Surrenders.................   (6,408,803)  (5,194,358)  (3,448) (3,960) (9,949)  (2,864)     --      --   (1,392)   (3,161)
 Administrative expenses....     (258,824)    (243,744)    (279)   (260)    (92)    (107)    (27)    (21)    (479)     (283)
 Capital contribution
   (withdrawal).............           --           --       --      --      --       --      --      --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (4,891,472)  (6,001,946)  22,836   2,043     133      694    (499)   (466)  (2,067)  (17,769)
                             ------------  -----------  -------  ------  ------  -------  ------  ------  -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (10,425,710)  (7,384,556)  19,109  (2,177) (9,908)  (2,277)   (526)   (487)  (3,938)  (21,213)
                             ------------  -----------  -------  ------  ------  -------  ------  ------  -------   -------
Increase (decrease) in
 net assets.................   (2,544,538)  13,703,761   38,040  14,203  (2,924)  14,115   1,120   3,310   17,250      (509)
Net assets at beginning
 of year....................   78,349,710   64,645,949   72,707  58,504  80,889   66,774  10,057   6,747   85,938    86,447
                             ------------  -----------  -------  ------  ------  -------  ------  ------  -------   -------
Net assets at end of year... $ 75,805,172   78,349,710  110,747  72,707  77,965   80,889  11,177  10,057  103,188    85,938
                             ============  ===========  =======  ======  ======  =======  ======  ======  =======   =======
Change in units (note 5):
 Units purchased............    5,747,454    5,739,401    1,609     756     805    2,490      19       7      158       831
 Units redeemed.............   (6,655,990)  (6,123,371)    (781)   (767) (1,820)  (2,651)    (54)    (53)    (508)   (3,026)
                             ------------  -----------  -------  ------  ------  -------  ------  ------  -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (908,536)    (383,970)     828     (11) (1,015)    (161)    (35)    (46)    (350)   (2,195)
                             ============  ===========  =======  ======  ======  =======  ======  ======  =======   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                          DREYFUS (CONTINUED)                           EATON VANCE VARIABLE TRUST
                             ---------------------------------------------  --------------------------------------------------
                                 DREYFUS VARIABLE     THE DREYFUS SOCIALLY
                                INVESTMENT FUND --     RESPONSIBLE GROWTH       VT FLOATING-RATE            VT WORLDWIDE
                                   MONEY MARKET       FUND, INC. -- INITIAL          INCOME               HEALTH SCIENCES
                                    PORTFOLIO                SHARES                   FUND                      FUND
                             -----------------------  --------------------  -----------------------  -------------------------
                                                                                                      PERIOD FROM
                                                     YEAR ENDED DECEMBER 31,                         JANUARY 1 TO   YEAR ENDED
                             ----------------------------------------------------------------------  SEPTEMBER 17, DECEMBER 31,
                                 2010        2009        2010       2009        2010        2009         2010          2009
                             -----------  ----------  ---------  ---------  -----------  ----------  ------------- ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (10,450)     (9,905)   (24,604)   (18,116)   1,216,766   1,690,822      (89,180)       65,116
 Net realized gain
   (loss) on investments....          --         (12)    (5,969)  (134,264)   3,244,537  (1,583,904)      12,173      (652,631)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............          --           1    499,193  1,029,813   (1,291,619) 17,255,821      153,652       572,111
 Capital gain
   distribution.............          --          --         --         --           --          --      295,126       526,359
                             -----------  ----------  ---------  ---------  -----------  ----------   ----------    ----------
    Increase (decrease)
     in net assets from
     operations.............     (10,450)     (9,916)   468,620    877,433    3,169,684  17,362,739      371,771       510,955
                             -----------  ----------  ---------  ---------  -----------  ----------   ----------    ----------
From capital
 transactions (note 4):
 Net premiums...............          --          --        390        473    1,212,535   4,228,890       56,266        76,951
 Death benefits.............  (1,200,519) (1,347,255)      (108)    (9,507)    (145,778)        663      (14,420)      (13,650)
 Surrenders.................    (391,990)   (490,532)   (83,687)  (172,792)  (5,852,681) (4,708,543)    (762,260)     (664,090)
 Administrative expenses....      (1,166)       (948)   (12,844)   (11,411)    (176,051)   (205,891)     (16,696)      (24,249)
 Capital contribution
   (withdrawal).............          --          --         --         --           --          --           --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,762,813   1,523,727     (1,969)   (57,336) (28,385,086)  5,887,321   (7,860,388)     (841,956)
                             -----------  ----------  ---------  ---------  -----------  ----------   ----------    ----------
    Increase (decrease)
     in net assets from
     capital transactions...     169,138    (315,008)   (98,218)  (250,573) (33,347,061)  5,202,440   (8,597,498)   (1,466,994)
                             -----------  ----------  ---------  ---------  -----------  ----------   ----------    ----------
Increase (decrease) in
 net assets.................     158,688    (324,924)   370,402    626,860  (30,177,377) 22,565,179   (8,225,727)     (956,039)
Net assets at beginning
 of year....................     473,283     798,207  3,642,246  3,015,386   62,369,279  39,804,100    8,225,727     9,181,766
                             -----------  ----------  ---------  ---------  -----------  ----------   ----------    ----------
Net assets at end of year... $   631,971     473,283  4,012,648  3,642,246   32,191,902  62,369,279           --     8,225,727
                             ===========  ==========  =========  =========  ===========  ==========   ==========    ==========
Change in units (note 5):
 Units purchased............     236,710     259,092      1,815      8,508    4,516,613   6,285,042       97,324       430,941
 Units redeemed.............    (221,007)   (288,941)   (17,431)   (64,174)  (7,617,229) (5,736,147)    (698,186)     (553,997)
                             -----------  ----------  ---------  ---------  -----------  ----------   ----------    ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      15,703     (29,849)   (15,616)   (55,666)  (3,100,616)    548,895     (600,862)     (123,056)
                             ===========  ==========  =========  =========  ===========  ==========   ==========    ==========

                                EVERGREEN VARIABLE
                                   ANNUITY TRUST
                             ------------------------

                                     EVERGREEN
                                     VA OMEGA
                                  FUND -- CLASS 2
                             ------------------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED
                               JULY 16,   DECEMBER 31,
                                 2010         2009
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (10,030)    (16,796)
 Net realized gain
   (loss) on investments....     287,249     (78,999)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (504,343)    583,752
 Capital gain
   distribution.............          --          --
                              ----------   ---------
    Increase (decrease)
     in net assets from
     operations.............    (227,124)    487,957
                              ----------   ---------
From capital
 transactions (note 4):
 Net premiums...............      30,051      63,520
 Death benefits.............     (10,132)    (17,903)
 Surrenders.................    (200,612)   (578,600)
 Administrative expenses....      (4,239)     (7,381)
 Capital contribution
   (withdrawal).............          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (6,649,914)  5,864,572
                              ----------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,834,846)  5,324,208
                              ----------   ---------
Increase (decrease) in
 net assets.................  (7,061,970)  5,812,165
Net assets at beginning
 of year....................   7,061,970   1,249,805
                              ----------   ---------
Net assets at end of year...          --   7,061,970
                              ==========   =========
Change in units (note 5):
 Units purchased............     428,125   1,200,681
 Units redeemed.............    (992,754)   (776,755)
                              ----------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (564,629)    423,926
                              ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             -----------------------------------------
                             FEDERATED CAPITAL
                               APPRECIATION
                                FUND II --        FEDERATED CAPITAL
                              PRIMARY SHARES       INCOME FUND II
                             ----------------- ----------------------
                                PERIOD FROM          YEAR ENDED
                                MARCH 12 TO         DECEMBER 31,
                               DECEMBER 31,    ----------------------
                                   2010           2010        2009
                             ----------------- ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    $  (147,442)      434,629     441,674
 Net realized gain
   (loss) on investments....        (43,182)     (101,080)   (598,741)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      1,049,634       536,369   2,268,286
 Capital gain
   distribution.............             --            --          --
                                -----------    ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............        859,010       869,918   2,111,219
                                -----------    ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............          7,075        13,611      13,933
 Death benefits.............       (191,961)     (412,748)   (191,412)
 Surrenders.................     (1,283,246)     (911,047) (1,237,235)
 Administrative expenses....        (19,934)      (15,567)    (17,029)
 Capital contribution
   (withdrawal).............             --            --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............     13,484,756      (451,687)    (89,666)
                                -----------    ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...     11,996,690    (1,777,438) (1,521,409)
                                -----------    ----------  ----------
Increase (decrease) in
 net assets.................     12,855,700      (907,520)    589,810
Net assets at beginning
 of year....................             --     9,639,729   9,049,919
                                -----------    ----------  ----------
Net assets at end of year...    $12,855,700     8,732,209   9,639,729
                                ===========    ==========  ==========
Change in units (note 5):
 Units purchased............      1,416,128       200,035      99,774
 Units redeemed.............       (221,173)     (332,952)   (233,969)
                                -----------    ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      1,194,955      (132,917)   (134,195)
                                ===========    ==========  ==========

                                FEDERATED INSURANCE SERIES
                             ------------------------------------------------------------------------

                              FEDERATED CLOVER VALUE   FEDERATED HIGH INCOME   FEDERATED HIGH INCOME
                                FUND II -- PRIMARY        BOND FUND II --         BOND FUND II --
                                      SHARES              PRIMARY SHARES          SERVICE SHARES
                             -----------------------  ----------------------  ----------------------
                             PERIOD FROM
                             JANUARY 1 TO                   YEAR ENDED DECEMBER 31,
                              MARCH 12,   ----------------------------------------------------------
                                 2010        2009        2010        2009        2010        2009
                             ------------ ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     229,666     171,435   1,754,298   1,936,886   2,169,245   2,286,537
 Net realized gain
   (loss) on investments....  (9,654,319) (3,575,527)    938,127  (1,610,239)  1,018,066  (2,255,086)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   9,902,035   4,836,240     442,906   8,490,748     916,174  11,870,714
 Capital gain
   distribution.............          --          --          --          --          --          --
                             -----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     477,382   1,432,148   3,135,331   8,817,395   4,103,485  11,902,165
                             -----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      15,690       9,412     105,902      32,702     319,843     645,593
 Death benefits.............      (2,631)   (171,323)   (478,392)   (234,182)   (179,565)    (65,915)
 Surrenders.................    (428,028) (1,733,751) (3,287,384) (3,269,982) (5,389,903) (3,328,439)
 Administrative expenses....      (4,087)    (28,569)    (44,300)    (42,990)   (102,649)    (75,461)
 Capital contribution
   (withdrawal).............          --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (13,920,189)   (647,162)     78,413   4,078,732   6,977,000   2,977,666
                             -----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (14,339,245) (2,571,393) (3,625,761)    564,280   1,624,726     153,444
                             -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (13,861,863) (1,139,245)   (490,430)  9,381,675   5,728,211  12,055,609
Net assets at beginning
 of year....................  13,861,863  15,001,108  26,824,821  17,443,146  33,936,192  21,880,583
                             -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year...          --  13,861,863  26,334,391  26,824,821  39,664,403  33,936,192
                             ===========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............       9,315      58,152     803,064     727,433   1,314,549   2,280,426
 Units redeemed.............  (1,237,502)   (330,117) (1,001,997)   (697,928) (1,218,074) (2,191,870)
                             -----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,228,187)   (271,965)   (198,933)     29,505      96,475      88,556
                             ===========  ==========  ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               FEDERATED INSURANCE
                                SERIES (CONTINUED)                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             -----------------------  -----------------------------------------------------------------------
                                FEDERATED KAUFMANN     VIP ASSET MANAGER/SM/   VIP ASSET MANAGER/SM/       VIP BALANCED
                                FUND II -- SERVICE     PORTFOLIO -- INITIAL    PORTFOLIO -- SERVICE    PORTFOLIO -- SERVICE
                                      SHARES                   CLASS                  CLASS 2                 CLASS 2
                             -----------------------  ----------------------  ----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2010        2009        2010        2009        2010        2009        2010        2009
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $(1,127,387)   (814,088)    670,713     889,821       9,053      63,160     101,153      96,123
 Net realized gain
   (loss) on investments....   2,517,074  (1,320,083)   (900,041) (3,955,001)    (99,815)   (817,376)  1,745,618  (2,095,923)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   9,478,977  14,456,517   9,160,438  19,844,212   2,182,151   5,294,570   8,247,573  18,495,572
 Capital gain
   distribution.............          --          --          --          --          --          --          --          --
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  10,868,664  12,322,346   8,931,110  16,779,032   2,091,389   4,540,354  10,094,344  16,495,772
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............   1,530,837   3,353,283     167,620      17,529      92,755     203,557     995,391   4,690,221
 Death benefits.............     (93,277)    (54,284) (1,231,035)   (888,869)     (2,232)     (5,526)      2,337     (21,404)
 Surrenders.................  (5,270,238) (2,985,523) (9,294,575) (7,511,694) (2,577,508) (1,378,704) (4,699,220) (2,802,922)
 Administrative expenses....    (307,165)   (194,861)    (78,610)    (84,953)    (31,752)    (31,428)   (209,881)   (148,783)
 Capital contribution
   (withdrawal).............          --          --          --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   9,662,327  (2,171,036)    855,603    (814,852)    125,378    (354,330)  2,084,699   2,544,239
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   5,522,484  (2,052,421) (9,580,997) (9,282,839) (2,393,359) (1,566,431) (1,826,674)  4,261,351
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  16,391,148  10,269,925    (649,887)  7,496,193    (301,970)  2,973,923   8,267,670  20,757,123
Net assets at beginning
 of year....................  56,114,548  45,844,623  75,497,194  68,001,001  19,259,984  16,286,061  65,552,337  44,795,214
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $72,505,696  56,114,548  74,847,307  75,497,194  18,958,014  19,259,984  73,820,007  65,552,337
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............   6,798,092   3,762,113     349,195     136,644     298,751     723,872   4,759,752   5,938,249
 Units redeemed.............  (5,745,611) (3,678,842)   (615,358)   (532,382)   (511,607)   (847,166) (4,946,531) (5,389,038)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   1,052,481      83,271    (266,163)   (395,738)   (212,856)   (123,294)   (186,779)    549,211
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========


                             -------------------------
                                 VIP CONTRAFUND(R)
                               PORTFOLIO -- INITIAL
                                       CLASS
                             ------------------------

                             -------------------------
                                 2010         2009
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (280,094)     (84,664)
 Net realized gain
   (loss) on investments....  (7,580,975) (19,465,534)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  28,968,536   60,046,719
 Capital gain
   distribution.............          --           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  21,107,467   40,496,521
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     260,509      530,918
 Death benefits.............  (1,860,750)  (1,755,937)
 Surrenders................. (17,963,713) (17,040,692)
 Administrative expenses....    (227,231)    (254,513)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,244,338)  (6,740,041)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (22,035,523) (25,260,265)
                             -----------  -----------
Increase (decrease) in
 net assets.................    (928,056)  15,236,256
Net assets at beginning
 of year.................... 154,027,187  138,790,931
                             -----------  -----------
Net assets at end of year... 153,099,131  154,027,187
                             ===========  ===========
Change in units (note 5):
 Units purchased............   1,412,528      645,127
 Units redeemed.............  (2,377,588)  (2,146,636)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (965,060)  (1,501,509)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                                                         VIP DYNAMIC CAPITAL
                                 VIP CONTRAFUND(R)          APPRECIATION          VIP EQUITY-INCOME         VIP EQUITY-INCOME
                                PORTFOLIO -- SERVICE    PORTFOLIO -- SERVICE    PORTFOLIO -- INITIAL      PORTFOLIO -- SERVICE
                                      CLASS 2                  CLASS 2                  CLASS                    CLASS 2
                             -------------------------  --------------------  ------------------------  ------------------------
                                                                               YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                 2010          2009        2010       2009        2010         2009         2010         2009
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (699,204)    (455,718)   (32,770)   (32,209)     412,650      918,959      (29,303)     291,953
 Net realized gain
   (loss) on investments....   (7,684,149) (19,347,560)    (8,190)  (560,896)  (8,365,315) (16,686,075)  (5,288,991) (10,968,041)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   27,135,505   55,778,985    397,599  1,169,344   22,682,654   43,860,016   13,555,162   27,030,747
 Capital gain
   distribution.............           --           --         --         --           --           --           --           --
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   18,752,152   35,975,707    356,639    576,239   14,729,989   28,092,900    8,236,868   16,354,659
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    1,884,667    4,430,876     19,658     85,846      271,830      211,098      452,797      483,934
 Death benefits.............     (499,740)    (317,449)        --         --   (1,459,562)  (1,671,240)    (248,229)      14,550
 Surrenders.................  (14,937,354) (10,592,337)  (175,734)  (266,695) (12,981,838) (13,432,444)  (9,098,453)  (7,195,642)
 Administrative expenses....     (395,278)    (349,346)    (6,875)    (4,750)    (164,272)    (181,838)    (153,385)    (145,818)
 Capital contribution
   (withdrawal).............           --           --         --         --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (4,780,354)  (6,772,443)   (48,293)  (327,636)  (5,070,620)  (4,189,062)  (2,875,773)  (3,569,077)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (18,728,059) (13,600,699)  (211,244)  (513,235) (19,404,462) (19,263,486) (11,923,043) (10,412,053)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................       24,093   22,375,008    145,395     63,004   (4,674,473)   8,829,414   (3,686,175)   5,942,606
Net assets at beginning
 of year....................  139,160,786  116,785,778  2,427,069  2,364,065  124,097,839  115,268,425   72,554,669   66,612,063
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
Net assets at end of year... $139,184,879  139,160,786  2,572,464  2,427,069  119,423,366  124,097,839   68,868,494   72,554,669
                             ============  ===========  =========  =========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............    3,905,279    3,869,022     56,065     66,021    1,092,483      484,228    2,347,579    2,124,056
 Units redeemed.............   (5,434,162)  (5,001,418)   (67,147)  (122,965)  (1,965,798)  (1,404,123)  (3,452,314)  (3,335,056)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,528,883)  (1,132,396)   (11,082)   (56,944)    (873,315)    (919,895)  (1,104,735)  (1,211,000)
                             ============  ===========  =========  =========  ===========  ===========  ===========  ===========

                             -----------------------

                               VIP GROWTH & INCOME
                              PORTFOLIO -- INITIAL
                                      CLASS
                             ----------------------

                             -----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (200,391)   (110,974)
 Net realized gain
   (loss) on investments.... (1,651,363) (3,035,739)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  5,026,772   9,085,824
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  3,175,018   5,939,111
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     98,345      69,872
 Death benefits.............   (147,587)   (183,248)
 Surrenders................. (2,778,644) (3,096,518)
 Administrative expenses....    (55,387)    (60,457)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (986,364) (1,338,810)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,869,637) (4,609,161)
                             ----------  ----------
Increase (decrease) in
 net assets.................   (694,619)  1,329,950
Net assets at beginning
 of year.................... 27,457,929  26,127,979
                             ----------  ----------
Net assets at end of year... 26,763,310  27,457,929
                             ==========  ==========
Change in units (note 5):
 Units purchased............    698,387     279,825
 Units redeemed............. (1,051,564)   (776,744)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (353,177)   (496,919)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                               VIP GROWTH & INCOME          VIP GROWTH
                               PORTFOLIO -- SERVICE   OPPORTUNITIES PORTFOLIO -- VIP GROWTH PORTFOLIO --  VIP GROWTH PORTFOLIO --
                                     CLASS 2               INITIAL CLASS              INITIAL CLASS           SERVICE CLASS 2
                             -----------------------  -------------------------  -----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                 2010        2009        2010          2009          2010        2009        2010        2009
                             -----------  ----------   ----------   ----------   -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (171,101)   (109,570)   (111,760)      (78,233)     (515,250)   (528,432)   (263,881)   (282,899)
 Net realized gain
   (loss) on investments....    (683,791) (1,779,176)   (278,977)   (1,020,208)   (1,811,477) (5,301,186)   (538,563) (2,927,724)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   2,710,129   5,454,165   2,118,927     4,032,506    15,990,751  20,512,726   5,150,804   8,284,895
 Capital gain
   distribution.............          --          --          --            --            --          --          --          --
                             -----------  ----------   ----------   ----------   -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,855,237   3,565,419   1,728,190     2,934,065    13,664,024  14,683,108   4,348,360   5,074,272
                             -----------  ----------   ----------   ----------   -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     207,697     822,280       1,982        39,741       205,320      17,709     306,569     135,658
 Death benefits.............     (37,024)   (132,451)   (152,098)      (13,553)   (1,147,775)   (524,864)    (85,754)   (126,695)
 Surrenders.................  (1,889,154) (1,688,072)   (955,676)     (736,312)   (7,002,712) (6,614,200) (3,273,408) (2,819,314)
 Administrative expenses....     (46,167)    (42,976)    (18,249)      (18,779)     (100,274)   (109,152)    (47,399)    (51,640)
 Capital contribution
   (withdrawal).............          --          --          --            --            --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (568,210)   (777,339)   (819,820)      (47,494)   (2,119,550) (2,300,512) (3,687,227)  1,300,660
                             -----------  ----------   ----------   ----------   -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,332,858) (1,818,558) (1,943,861)     (776,397)  (10,164,991) (9,531,019) (6,787,219) (1,561,331)
                             -----------  ----------   ----------   ----------   -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    (477,621)  1,746,861    (215,671)    2,157,668     3,499,033   5,152,089  (2,438,859)  3,512,941
Net assets at beginning
 of year....................  16,710,860  14,963,999   9,552,623     7,394,955    68,483,742  63,331,653  26,119,166  22,606,225
                             -----------  ----------   ----------   ----------   -----------  ----------  ----------  ----------
Net assets at end of year... $16,233,239  16,710,860   9,336,952     9,552,623    71,982,775  68,483,742  23,680,307  26,119,166
                             ===========  ==========   ==========   ==========   ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     316,261     374,882     316,413       209,697       829,529     201,197     614,188   1,191,902
 Units redeemed.............    (574,970)   (576,588)   (570,186)     (315,500)   (1,390,461)   (867,776) (1,697,142) (1,488,292)
                             -----------  ----------   ----------   ----------   -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (258,709)   (201,706)   (253,773)     (105,803)     (560,932)   (666,579) (1,082,954)   (296,390)
                             ===========  ==========   ==========   ==========   ===========  ==========  ==========  ==========

                             -----------------------
                              VIP INVESTMENT GRADE
                                BOND PORTFOLIO --
                                 SERVICE CLASS 2
                             ----------------------

                             -----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    376,899     705,928
 Net realized gain
   (loss) on investments....    761,025      39,168
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (347,158)    519,959
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    790,766   1,265,055
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    672,314   2,112,414
 Death benefits.............    (34,246)         --
 Surrenders................. (1,280,222) (1,010,379)
 Administrative expenses....    (69,344)    (48,624)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (201,994)  4,982,526
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (913,492)  6,035,937
                             ----------  ----------
Increase (decrease) in
 net assets.................   (122,726)  7,300,992
Net assets at beginning
 of year.................... 13,610,438   6,309,446
                             ----------  ----------
Net assets at end of year... 13,487,712  13,610,438
                             ==========  ==========
Change in units (note 5):
 Units purchased............  1,546,323   1,366,814
 Units redeemed............. (1,626,030)   (776,522)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (79,707)    590,292
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             -----------------------------------------------------------------------------------------
                               VIP MID CAP                                                        VIP VALUE STRATEGIES
                               PORTFOLIO --   VIP MID CAP PORTFOLIO --  VIP OVERSEAS PORTFOLIO --     PORTFOLIO --
                              INITIAL CLASS        SERVICE CLASS 2           INITIAL CLASS           SERVICE CLASS 2
                             ---------------  ------------------------  ------------------------  --------------------
                                                                          YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------
                               2010    2009       2010         2009        2010         2009         2010       2009
                             -------  ------  -----------  -----------  ----------   ----------   ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (16)    124   (1,402,142)    (681,118)     55,045      316,824     (68,003)   (35,681)
 Net realized gain
   (loss) on investments....      38    (110)     998,136  (12,690,950) (1,583,920)  (4,127,565)   (106,596)  (799,023)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   8,523   8,724   31,223,988   49,856,211   4,775,072   10,235,796     907,809  2,050,049
 Capital gain
   distribution.............      --      --           --           --          --           --          --         --
                             -------  ------  -----------  -----------  ----------   ----------   ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   8,545   8,738   30,819,982   36,484,143   3,246,197    6,425,055     733,210  1,215,345
                             -------  ------  -----------  -----------  ----------   ----------   ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     240     240    1,141,891    1,811,376      83,735       12,061      53,372    109,028
 Death benefits.............      --      --   (1,016,948)    (903,861)   (105,980)    (313,405)     10,427     (8,884)
 Surrenders.................    (248)   (600) (16,165,835) (12,384,372) (3,207,384)  (3,336,621)   (480,577)  (159,721)
 Administrative expenses....      --      --     (307,586)    (282,985)    (42,705)     (49,654)    (16,154)    (7,635)
 Capital contribution
   (withdrawal).............      --      --           --           --          --           --          --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (33)    (72)     939,078   (6,294,828) (1,323,711)  (2,025,525)    195,224    680,034
                             -------  ------  -----------  -----------  ----------   ----------   ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...     (41)   (432) (15,409,400) (18,054,670) (4,596,045)  (5,713,144)   (237,708)   612,822
                             -------  ------  -----------  -----------  ----------   ----------   ---------  ---------
Increase (decrease) in
 net assets.................   8,504   8,306   15,410,582   18,429,473  (1,349,848)     711,911     495,502  1,828,167
Net assets at beginning
 of year....................  30,679  22,373  126,986,011  108,556,538  33,423,931   32,712,020   4,067,210  2,239,043
                             -------  ------  -----------  -----------  ----------   ----------   ---------  ---------
Net assets at end of year... $39,183  30,679  142,396,593  126,986,011  32,074,083   33,423,931   4,562,712  4,067,210
                             =======  ======  ===========  ===========  ==========   ==========   =========  =========
Change in units (note 5):
 Units purchased............      11      14    1,834,589    1,445,406     480,535      215,310     656,524    510,155
 Units redeemed.............     (13)    (35)  (2,655,365)  (2,607,256)   (739,364)    (584,687)   (696,142)  (450,519)
                             -------  ------  -----------  -----------  ----------   ----------   ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      (2)    (21)    (820,776)  (1,161,850)   (258,829)    (369,377)    (39,618)    59,636
                             =======  ======  ===========  ===========  ==========   ==========   =========  =========

                                FRANKLIN TEMPLETON
                                VARIABLE INSURANCE
                                  PRODUCTS TRUST
                             ------------------------
                                  FRANKLIN INCOME
                                SECURITIES FUND --
                                  CLASS 2 SHARES
                             ------------------------

                             -------------------------
                                 2010         2009
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  31,480,015   39,218,165
 Net realized gain
   (loss) on investments.... (10,071,022) (40,530,648)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  45,472,982  183,573,163
 Capital gain
   distribution.............          --           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  66,881,975  182,260,680
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............   3,449,348    4,630,551
 Death benefits.............    (710,590)    (619,596)
 Surrenders................. (48,589,437) (39,210,491)
 Administrative expenses....  (1,584,895)  (1,562,620)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (37,564,196) (62,017,484)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (84,999,770) (98,779,640)
                             -----------  -----------
Increase (decrease) in
 net assets................. (18,117,795)  83,481,040
Net assets at beginning
 of year.................... 697,291,944  613,810,904
                             -----------  -----------
Net assets at end of year... 679,174,149  697,291,944
                             ===========  ===========
Change in units (note 5):
 Units purchased............  39,942,472   51,628,122
 Units redeemed............. (47,837,935) (63,009,798)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (7,895,463) (11,381,676)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                             ----------------------------------------------------------------------------------------------
                               FRANKLIN LARGE     FRANKLIN TEMPLETON VIP
                                 CAP GROWTH           FOUNDING FUNDS            MUTUAL SHARES          TEMPLETON FOREIGN
                             SECURITIES FUND --     ALLOCATION FUND --        SECURITIES FUND --      SECURITIES FUND --
                               CLASS 2 SHARES         CLASS 2 SHARES            CLASS 2 SHARES          CLASS 1 SHARES
                             ------------------  ------------------------  -----------------------  ----------------------
                                                                            YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------
                               2010      2009        2010         2009         2010        2009        2010        2009
                             --------  --------  -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,694)     (958)     159,202      662,313     (211,917)    188,467      73,041     215,181
 Net realized gain
   (loss) on investments....  (12,029)  (28,834)  (1,665,118) (10,103,364)   5,055,131    (316,358)   (450,094) (1,395,678)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   51,089   120,207   10,748,496   39,580,683      430,299  16,961,715   1,185,449   3,688,400
 Capital gain
   distribution.............       --        --        9,370           --           --          --          --     401,597
                             --------  --------  -----------  -----------  -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   36,366    90,415    9,251,950   30,139,632    5,273,513  16,833,824     808,396   2,909,500
                             --------  --------  -----------  -----------  -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       --        --      774,225    1,365,361    2,243,103   9,646,791      11,926     107,094
 Death benefits.............       --        --     (303,036)    (256,798)     (96,708)    (87,433)   (141,247)      5,964
 Surrenders.................  (22,149)  (25,574)  (7,281,526)  (4,824,405)  (4,426,589) (3,651,815) (1,331,450) (1,184,256)
 Administrative expenses....   (1,140)   (1,003)    (583,025)    (625,005)    (334,633)   (318,605)    (20,309)    (19,024)
 Capital contribution
   (withdrawal).............       --        --           --           --           --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (21,861)  (79,833)  (7,902,872) (17,154,595) (21,865,627)  1,408,958   1,405,937     729,924
                             --------  --------  -----------  -----------  -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (45,150) (106,410) (15,296,234) (21,495,442) (24,480,454)  6,997,896     (75,143)   (360,298)
                             --------  --------  -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (8,784)  (15,995)  (6,044,284)   8,644,190  (19,206,941) 23,831,720     733,253   2,549,202
Net assets at beginning
 of year....................  404,912   420,907  128,206,008  119,561,818   86,585,400  62,753,680  11,846,824   9,297,622
                             --------  --------  -----------  -----------  -----------  ----------  ----------  ----------
Net assets at end of year... $396,128   404,912  122,161,724  128,206,008   67,378,459  86,585,400  12,580,077  11,846,824
                             ========  ========  ===========  ===========  ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    1,688   248,745   12,066,746   16,534,003    7,602,084   9,805,010     358,675     266,810
 Units redeemed.............   (5,434) (261,996) (13,990,294) (19,623,824) (10,511,598) (8,582,574)   (367,256)   (327,683)
                             --------  --------  -----------  -----------  -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (3,746)  (13,251)  (1,923,548)  (3,089,821)  (2,909,514)  1,222,436      (8,581)    (60,873)
                             ========  ========  ===========  ===========  ===========  ==========  ==========  ==========

                             ----------------------

                               TEMPLETON FOREIGN
                               SECURITIES FUND --
                                 CLASS 2 SHARES
                             ---------------------

                             ----------------------
                                2010       2009
                             ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     1,204      38,011
 Net realized gain
   (loss) on investments....  (236,453)    (86,142)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   274,513     598,358
 Capital gain
   distribution.............        --      93,750
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............    39,264     643,977
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............        --          --
 Death benefits.............        --      (2,833)
 Surrenders.................   (92,662)   (110,130)
 Administrative expenses....    (2,778)     (2,993)
 Capital contribution
   (withdrawal).............        --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (767,291)   (257,697)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (862,731)   (373,653)
                             ---------  ----------
Increase (decrease) in
 net assets.................  (823,467)    270,324
Net assets at beginning
 of year.................... 2,339,501   2,069,177
                             ---------  ----------
Net assets at end of year... 1,516,034   2,339,501
                             =========  ==========
Change in units (note 5):
 Units purchased............   284,677   1,596,939
 Units redeemed.............  (367,187) (1,635,292)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (82,510)    (38,353)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                              FRANKLIN TEMPLETON VARIABLE
                                                                         INSURANCE PRODUCTS TRUST (CONTINUED)
                                                         --------------------------------------------------------------------
                                                           TEMPLETON GLOBAL       TEMPLETON GLOBAL
                                                           ASSET ALLOCATION        BOND SECURITIES        TEMPLETON GROWTH
                                                                FUND --                FUND --           SECURITIES FUND --
                                                            CLASS 2 SHARES         CLASS 1 SHARES          CLASS 2 SHARES
                                                         --------------------  ----------------------  ----------------------
                                                         PERIOD FROM
                                                         JANUARY 1 TO                             YEAR ENDED DECEMBER 31,
                                                          APRIL 30,   --------------------------------------------------------
                                                             2010       2009      2010        2009        2010        2009
                                                         ------------ -------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)........................   $  2,209     7,309      30,717   1,083,086     (36,495)    195,413
 Net realized gain (loss) on investments................    (73,071)  (38,880)    273,906     122,256    (782,696) (1,748,049)
 Change in unrealized appreciation (depreciation) on
   investments..........................................     65,767    45,954   1,091,893     166,579   1,528,001   4,975,952
 Capital gain distribution..............................      4,009     1,406      29,908          --          --          --
                                                           --------   -------  ----------  ----------  ----------  ----------
    Increase (decrease) in net assets from operations...     (1,086)   15,789   1,426,424   1,371,921     708,810   3,423,316
                                                           --------   -------  ----------  ----------  ----------  ----------
From capital transactions (note 4):
 Net premiums...........................................         --        --       4,539      21,734     220,488   1,331,753
 Death benefits.........................................         --        --    (181,328)    (95,789)    (33,925)    (24,433)
 Surrenders.............................................       (173)  (13,498) (1,220,111)   (601,624) (1,111,010)   (506,534)
 Administrative expenses................................        (27)     (307)    (17,888)    (16,018)    (46,724)    (35,909)
 Capital contribution (withdrawal)......................         --        --          --          --          --          --
 Transfers between subaccounts (including fixed
   account), net........................................    (96,505)  (25,225)  2,074,873   1,524,104    (490,925) (1,164,296)
                                                           --------   -------  ----------  ----------  ----------  ----------
    Increase (decrease) in net assets from capital
     transactions.......................................    (96,705)  (39,030)    660,085     832,407  (1,462,096)   (399,419)
                                                           --------   -------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets.......................    (97,791)  (23,241)  2,086,509   2,204,328    (753,286)  3,023,897
Net assets at beginning of year.........................     97,791   121,032  10,489,545   8,285,217  14,636,139  11,612,242
                                                           --------   -------  ----------  ----------  ----------  ----------
Net assets at end of year...............................   $     --    97,791  12,576,054  10,489,545  13,882,853  14,636,139
                                                           ========   =======  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased........................................      2,920         3     193,230     206,931     724,556   1,172,610
 Units redeemed.........................................     (8,725)   (2,823)   (150,577)   (154,621)   (906,615) (1,189,075)
                                                           --------   -------  ----------  ----------  ----------  ----------
 Net increase (decrease) in units from capital
   transactions with contract owners....................     (5,805)   (2,820)     42,653      52,310    (182,059)    (16,465)
                                                           ========   =======  ==========  ==========  ==========  ==========

                                                                    GE INVESTMENTS FUNDS, INC.
                                                         -----------------------------------------------

                                                               CORE VALUE
                                                             EQUITY FUND --           INCOME FUND --
                                                             CLASS 1 SHARES           CLASS 1 SHARES
                                                         ----------------------  -----------------------


                                                         ----------------------- ------------------------
                                                            2010        2009        2010         2009
                                                         ----------  ----------  ----------  -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)........................    (39,740)    (67,693)    826,309    1,391,599
 Net realized gain (loss) on investments................   (559,644) (1,580,892) (1,085,747)  (2,740,913)
 Change in unrealized appreciation (depreciation) on
   investments..........................................  2,150,528   5,364,788   3,332,085    4,600,960
 Capital gain distribution..............................         --          --          --           --
                                                         ----------  ----------  ----------  -----------
    Increase (decrease) in net assets from operations...  1,551,144   3,716,203   3,072,647    3,251,646
                                                         ----------  ----------  ----------  -----------
From capital transactions (note 4):
 Net premiums...........................................    154,866     183,681     128,166       77,891
 Death benefits.........................................   (132,205)   (185,993)   (356,177)    (384,767)
 Surrenders............................................. (2,353,781) (2,067,339) (7,477,189)  (8,911,492)
 Administrative expenses................................    (46,992)    (46,851)   (111,444)    (123,413)
 Capital contribution (withdrawal)......................         --          --          --           --
 Transfers between subaccounts (including fixed
   account), net........................................ (1,058,003)   (627,788)    329,305   (2,802,073)
                                                         ----------  ----------  ----------  -----------
    Increase (decrease) in net assets from capital
     transactions....................................... (3,436,115) (2,744,290) (7,487,339) (12,143,854)
                                                         ----------  ----------  ----------  -----------
Increase (decrease) in net assets....................... (1,884,971)    971,913  (4,414,692)  (8,892,208)
Net assets at beginning of year......................... 19,331,983  18,360,070  53,852,672   62,744,880
                                                         ----------  ----------  ----------  -----------
Net assets at end of year............................... 17,447,012  19,331,983  49,437,980   53,852,672
                                                         ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased........................................    103,572     132,528   1,401,642      571,859
 Units redeemed.........................................   (430,978)   (444,736) (1,979,340)  (1,577,752)
                                                         ----------  ----------  ----------  -----------
 Net increase (decrease) in units from capital
   transactions with contract owners....................   (327,406)   (312,208)   (577,698)  (1,005,893)
                                                         ==========  ==========  ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             ------------------------
                                  INTERNATIONAL
                                  EQUITY FUND --
                                  CLASS 1 SHARES
                             -----------------------

                             ------------------------
                                 2010        2009
                             -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (104,724)     38,999
 Net realized gain
   (loss) on investments....  (5,954,905) (6,290,359)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   6,336,018   9,811,898
 Capital gain
   distribution.............          --          --
                             -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     276,389   3,560,538
                             -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      14,986      86,209
 Death benefits.............    (170,648)   (200,444)
 Surrenders.................  (1,982,482) (1,990,122)
 Administrative expenses....     (21,689)    (26,153)
 Capital contribution
   (withdrawal).............          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,056,930) (1,084,845)
                             -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,216,763) (3,215,355)
                             -----------  ----------
Increase (decrease) in
 net assets.................  (2,940,374)    345,183
Net assets at beginning
 of year....................  16,529,767  16,184,584
                             -----------  ----------
Net assets at end of year... $13,589,393  16,529,767
                             ===========  ==========
Change in units (note 5):
 Units purchased............     375,935     129,144
 Units redeemed.............    (627,121)   (421,427)
                             -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (251,186)   (292,283)
                             ===========  ==========

                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             ------------------------------------------------------------------------------------------------------
                                      MID-CAP
                                  EQUITY FUND --                                    PREMIER GROWTH EQUITY
                                  CLASS 1 SHARES            MONEY MARKET FUND      FUND -- CLASS 1 SHARES
                             ------------------------  --------------------------  ----------------------
                                                         YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------------
                                 2010         2009         2010          2009         2010        2009
                             -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (963,789)    (970,572)   (3,848,708)   (4,564,869)   (522,832)   (476,243)
 Net realized gain
   (loss) on investments....  (1,322,068)  (9,317,413)           --            --    (569,284) (3,398,096)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  20,282,084   35,340,909            --             2   4,807,011  16,220,171
 Capital gain
   distribution.............          --           --            --            --          --          --
                             -----------  -----------  ------------  ------------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  17,996,227   25,052,924    (3,848,708)   (4,564,867)  3,714,895  12,345,832
                             -----------  -----------  ------------  ------------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     227,971      346,731    16,864,404    46,792,682     249,518     175,904
 Death benefits.............    (514,481)    (696,703) (105,237,687)  (78,747,064)   (227,011)   (484,410)
 Surrenders................. (10,289,809) (10,382,382)  (92,908,865) (151,454,880) (5,040,449) (5,027,066)
 Administrative expenses....    (175,197)    (171,461)     (612,038)   (1,002,030)    (95,064)    (99,304)
 Capital contribution
   (withdrawal).............          --           --            --            --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,716,803)  (4,800,270)  122,443,482   (35,792,053) (1,587,559) (2,444,074)
                             -----------  -----------  ------------  ------------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (13,468,319) (15,704,085)  (59,450,704) (220,203,345) (6,700,565) (7,878,950)
                             -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in
 net assets.................   4,527,908    9,348,839   (63,299,412) (224,768,212) (2,985,670)  4,466,882
Net assets at beginning
 of year....................  83,438,848   74,090,009   266,668,793   491,437,005  43,184,624  38,717,742
                             -----------  -----------  ------------  ------------  ----------  ----------
Net assets at end of year...  87,966,756   83,438,848   203,369,381   266,668,793  40,198,954  43,184,624
                             ===========  ===========  ============  ============  ==========  ==========
Change in units (note 5):
 Units purchased............   1,463,020      630,566    44,358,316    40,383,430     491,793     302,935
 Units redeemed.............  (2,210,243)  (1,781,366)  (49,427,509)  (59,174,217) (1,182,053) (1,322,409)
                             -----------  -----------  ------------  ------------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (747,223)  (1,150,800)   (5,069,193)  (18,790,787)   (690,260) (1,019,474)
                             ===========  ===========  ============  ============  ==========  ==========

                             ------------------------

                              REAL ESTATE SECURITIES
                              FUND -- CLASS 1 SHARES
                             -----------------------

                             ------------------------
                                2010         2009
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    129,394    1,780,081
 Net realized gain
   (loss) on investments.... (3,400,420) (15,053,128)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 16,698,681   29,567,679
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations............. 13,427,655   16,294,632
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    637,414    2,331,963
 Death benefits.............   (215,014)    (339,432)
 Surrenders................. (6,816,964)  (4,866,995)
 Administrative expenses....   (152,933)    (148,928)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,181,362)  (5,073,749)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (7,728,859)  (8,097,141)
                             ----------  -----------
Increase (decrease) in
 net assets.................  5,698,796    8,197,491
Net assets at beginning
 of year.................... 60,909,506   52,712,015
                             ----------  -----------
Net assets at end of year... 66,608,302   60,909,506
                             ==========  ===========
Change in units (note 5):
 Units purchased............  3,640,874    3,248,305
 Units redeemed............. (4,226,542)  (3,555,671)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (585,668)    (307,366)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                               ----------------------------------------------------
                                                          SMALL-CAP EQUITY FUND --
                                 S&P 500(R) INDEX FUND        CLASS 1 SHARES
                               -------------------------  ----------------------

                               ----------------------------------------------------
                                   2010          2009        2010         2009
                               ------------  -----------  ----------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $    465,235    1,084,797    (635,317)    (688,297)
 Net realized gain
   (loss) on investments....     (1,906,958) (14,018,910) (2,350,235)  (8,903,578)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     23,136,118   50,841,737  13,457,705   21,062,917
 Capital gain
   distribution.............             --           --          --           --
                               ------------  -----------  ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............     21,694,395   37,907,624  10,472,153   11,471,042
                               ------------  -----------  ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............        456,451      548,936     201,888      597,075
 Death benefits.............     (1,264,033)  (1,521,053)   (336,926)    (318,943)
 Surrenders.................    (20,534,067) (19,333,406) (5,586,372)  (5,185,214)
 Administrative expenses....       (369,622)    (391,182)   (108,592)    (103,333)
 Capital contribution
   (withdrawal).............             --           --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (7,590,677)  (7,033,601) (3,782,115)  (3,231,456)
                               ------------  -----------  ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (29,301,948) (27,730,306) (9,612,117)  (8,241,871)
                               ------------  -----------  ----------   ----------
Increase (decrease) in
 net assets.................     (7,607,553)  10,177,318     860,036    3,229,171
Net assets at beginning
 of year....................    188,908,355  178,731,037  48,753,779   45,524,608
                               ------------  -----------  ----------   ----------
Net assets at end of year...   $181,300,802  188,908,355  49,613,815   48,753,779
                               ============  ===========  ==========   ==========
Change in units (note 5):
 Units purchased............      2,299,251    2,126,211     562,476      683,964
 Units redeemed.............     (4,803,537)  (5,153,353) (1,244,834)  (1,396,450)
                               ------------  -----------  ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (2,504,286)  (3,027,142)   (682,358)    (712,486)
                               ============  ===========  ==========   ==========

                             GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             -----------------------------------------------------------------------------------
                                 TOTAL RETURN FUND --          TOTAL RETURN FUND --        U.S. EQUITY FUND --
                                    CLASS 1 SHARES                CLASS 3 SHARES             CLASS 1 SHARES
                             ----------------------------  ----------------------------  ----------------------
                             YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------
                                  2010           2009           2010           2009         2010        2009
                             -------------  -------------  -------------  -------------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (3,382,200)    (1,186,527)    (9,013,139)    (5,376,965)   (193,682)   (129,947)
 Net realized gain
   (loss) on investments....    (7,782,637)   (37,703,331)   (12,300,927)   (39,977,201) (1,021,636) (3,023,919)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    93,796,288    214,860,526    100,962,763    222,534,780   3,908,074  11,919,287
 Capital gain
   distribution.............            --             --             --             --          --          --
                             -------------  -------------  -------------  -------------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    82,631,451    175,970,668     79,648,697    177,180,614   2,692,756   8,765,421
                             -------------  -------------  -------------  -------------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    25,424,381     26,858,186     25,180,276     75,905,569     252,098     571,829
 Death benefits.............      (963,939)    (1,834,270)    (1,227,091)      (996,046)   (174,111)   (336,790)
 Surrenders.................  (108,790,609)   (90,489,455)   (60,669,303)   (51,258,063) (4,135,090) (4,196,577)
 Administrative expenses....      (815,242)      (845,480)    (3,616,343)    (3,223,219)    (77,342)    (79,192)
 Capital contribution
   (withdrawal).............            --             --             --             --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    23,794,091     33,789,169    (32,694,884)       257,896  (2,042,935) (1,310,829)
                             -------------  -------------  -------------  -------------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (61,351,318)   (32,521,850)   (73,027,345)    20,686,137  (6,177,380) (5,351,559)
                             -------------  -------------  -------------  -------------  ----------  ----------
Increase (decrease) in
 net assets.................    21,280,133    143,448,818      6,621,352    197,866,751  (3,484,624)  3,413,862
Net assets at beginning
 of year.................... 1,106,739,079    963,290,261  1,160,077,692    962,210,941  36,983,095  33,569,233
                             -------------  -------------  -------------  -------------  ----------  ----------
Net assets at end of year... 1,128,019,212  1,106,739,079  1,166,699,044  1,160,077,692  33,498,471  36,983,095
                             =============  =============  =============  =============  ==========  ==========
Change in units (note 5):
 Units purchased............    10,243,162     17,242,243     57,079,987     81,456,038     415,636     366,530
 Units redeemed.............   (15,539,650)   (20,321,461)   (65,011,936)   (78,381,599) (1,003,335)   (991,981)
                             -------------  -------------  -------------  -------------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (5,296,488)    (3,079,218)    (7,931,949)     3,074,439    (587,699)   (625,451)
                             =============  =============  =============  =============  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                               GENWORTH VARIABLE INSURANCE TRUST
                             ------------------------------------------------------------------------------------
                                                                                   GENWORTH
                                                                                    EATON             GENWORTH
                                    GENWORTH               GENWORTH                 VANCE             ENHANCED
                                     CALAMOS               DAVIS NY               LARGE CAP         INTERNATIONAL
                                     GROWTH                 VENTURE                 VALUE               INDEX
                                     FUND --                FUND --                FUND --             FUND --
                                     SERVICE                SERVICE                SERVICE             SERVICE
                                     SHARES                 SHARES                  SHARES             SHARES
                             ----------------------  --------------------  -----------------------  -------------
                                                                                                     PERIOD FROM
                                                                                                     APRIL 30 TO
                                                                                                      DECEMBER
                                                    YEAR ENDED DECEMBER 31,                           31, 2010
                             ---------------------------------------------------------------------  -------------
                                 2010        2009       2010       2009        2010        2009         2010
                             -----------  ---------  ---------  ---------  -----------  ----------  -------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (373,832)   (24,971)   (73,079)   (28,735)    (466,048)   (228,526)     171,466
 Net realized gain
   (loss) on investments....   1,481,107    162,271    239,346     95,044    5,715,420   1,505,812   (2,974,135)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   4,075,592  2,193,139    647,544  1,559,352   (4,707,729)  8,749,930   (1,527,316)
 Capital gain
   distribution.............      22,127         --         --         --    1,849,173          --           --
                             -----------  ---------  ---------  ---------  -----------  ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   5,204,994  2,330,439    813,811  1,625,661    2,390,816  10,027,216   (4,329,985)
                             -----------  ---------  ---------  ---------  -----------  ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............   1,124,691    697,717    428,559  3,024,708    1,857,061   8,681,947      230,781
 Death benefits.............     (11,597)        --         --         --      (43,737)    (44,272)      (2,375)
 Surrenders.................  (1,561,799)   (78,855)  (118,829)  (257,648)  (2,612,305) (2,756,496)    (777,704)
 Administrative expenses....    (152,003)    (8,326)   (38,272)   (17,423)    (254,609)   (285,610)     (66,237)
 Capital contribution
   (withdrawal).............  (5,000,000)        --      1,243      6,011   (3,039,935)     29,852    6,539,550
 Transfers between
   subaccounts
   (including fixed
   account), net............  15,638,653  1,035,269     24,444      7,224  (23,218,507)  4,864,416    8,096,040
                             -----------  ---------  ---------  ---------  -----------  ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...  10,037,945  1,645,805    297,145  2,762,872  (27,312,032) 10,489,837   14,020,055
                             -----------  ---------  ---------  ---------  -----------  ----------   ----------
Increase (decrease) in
 net assets.................  15,242,939  3,976,244  1,110,956  4,388,533  (24,921,216) 20,517,053    9,690,070
Net assets at beginning
 of year....................   7,549,655  3,573,411  7,530,196  3,141,663   70,504,577  49,987,524           --
                             -----------  ---------  ---------  ---------  -----------  ----------   ----------
Net assets at end of year... $22,792,594  7,549,655  8,641,152  7,530,196   45,583,361  70,504,577    9,690,070
                             ===========  =========  =========  =========  ===========  ==========   ==========
Change in units (note 5):
 Units purchased............   7,758,672    434,649    198,263    610,763    7,047,430   9,341,135    6,789,249
 Units redeemed.............  (6,088,388)  (205,238)  (164,151)  (229,955)  (9,972,829) (7,791,895)  (6,331,032)
                             -----------  ---------  ---------  ---------  -----------  ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   1,670,284    229,411     34,112    380,808   (2,925,399)  1,549,240      458,217
                             ===========  =========  =========  =========  ===========  ==========   ==========

                             -------------------------------------------------
                                     GENWORTH                 GENWORTH
                                     GOLDMAN                 LEGG MASON
                                  SACHS ENHANCED            CLEARBRIDGE
                                    CORE BOND                AGGRESSIVE
                                      INDEX                    GROWTH
                                     FUND --                  FUND --
                                     SERVICE                  SERVICE
                                      SHARES                   SHARES
                             -----------------------  -----------------------



                                          YEAR ENDED DECEMBER 31,
                             ------------------------------------------------
                                 2010        2009         2010        2009
                             -----------  ----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   5,976,004   2,566,667      174,512  (1,188,379)
 Net realized gain
   (loss) on investments....   2,801,022   1,585,584   17,221,365   5,160,232
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (6,957,399)   (542,600) (17,654,324) 16,671,148
 Capital gain
   distribution.............   1,956,494      36,883    8,406,690          --
                             -----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   3,776,121   3,646,534    8,148,243  20,643,001
                             -----------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............   4,024,668   9,798,940    1,769,403  10,019,083
 Death benefits.............     (94,080)    (49,845)     (49,090)    (54,615)
 Surrenders.................  (8,150,251) (3,170,391)  (2,674,297) (3,313,010)
 Administrative expenses....    (759,900)   (300,466)    (251,921)   (339,167)
 Capital contribution
   (withdrawal).............          --    (100,718)  (2,947,823)    (53,369)
 Transfers between
   subaccounts
   (including fixed
   account), net............  81,955,691  12,956,216  (43,930,827) (2,334,400)
                             -----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  76,976,128  19,133,736  (48,084,555)  3,924,522
                             -----------  ----------  -----------  ----------
Increase (decrease) in
 net assets.................  80,752,249  22,780,270  (39,936,312) 24,567,523
Net assets at beginning
 of year....................  69,951,614  47,171,344   84,194,598  59,627,075
                             -----------  ----------  -----------  ----------
Net assets at end of year... 150,703,863  69,951,614   44,258,286  84,194,598
                             ===========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased............  19,551,996   7,201,556    6,705,013   9,911,527
 Units redeemed............. (12,822,938) (5,451,709) (11,294,775) (9,298,438)
                             -----------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   6,729,058   1,749,847   (4,589,762)    613,089
                             ===========  ==========  ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                         GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             ----------------------------------------------------------------------------
                                                                                        GENWORTH
                                                               GENWORTH                  PUTNAM
                                      GENWORTH                PYRAMIS(R)              INTERNATIONAL
                                       PIMCO                   SMALL/MID                 CAPITAL
                                     STOCKSPLUS                CAP CORE               OPPORTUNITIES
                                  FUND -- SERVICE           FUND -- SERVICE          FUND -- SERVICE
                                       SHARES                   SHARES                   SHARES
                             -------------------------  ----------------------  ------------------------
                                                                                PERIOD FROM   YEAR ENDED
                                          YEAR ENDED DECEMBER 31,               JANUARY 1 TO DECEMBER 31,
                             -------------------------------------------------   APRIL 30,   ------------
                                 2010          2009        2010        2009         2010         2009
                             ------------  -----------  ----------  ----------  ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 10,598,424    7,967,170     396,448    (190,039)   1,853,664    3,283,864
 Net realized gain
   (loss) on investments....    7,601,261    4,912,044   4,437,936   1,203,064   (2,019,368)   3,570,656
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (3,522,031)  17,319,655   3,423,484   6,049,745   (5,710,054)   5,760,167
 Capital gain
   distribution.............   11,035,328    5,850,972   1,490,219          --    8,055,053        9,432
                             ------------  -----------  ----------  ----------  -----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   25,712,982   36,049,841   9,748,087   7,062,770    2,179,295   12,624,119
                             ------------  -----------  ----------  ----------  -----------   ----------
From capital
 transactions (note 4):
 Net premiums...............    5,385,031   13,878,432   1,361,027   3,137,960      551,276    3,920,409
 Death benefits.............     (120,679)     (74,533)    (30,310)    (17,794)     (10,850)     (19,726)
 Surrenders.................   (8,451,401)  (4,479,819) (2,230,314) (1,074,246)    (499,398)  (1,241,792)
 Administrative expenses....     (855,792)    (468,023)   (219,169)   (104,316)     (38,593)    (128,873)
 Capital contribution
   (withdrawal).............           --   (5,293,419) (3,028,770)     18,201   (1,704,148)  (1,707,841)
 Transfers between
   subaccounts
   (including fixed
   account), net............   43,179,393  (11,450,858) 11,151,400    (897,836) (35,115,670)  (2,684,047)
                             ------------  -----------  ----------  ----------  -----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...   39,136,552   (7,888,220)  7,003,864   1,061,969  (36,817,383)  (1,861,870)
                             ------------  -----------  ----------  ----------  -----------   ----------
Increase (decrease) in
 net assets.................   64,849,534   28,161,621  16,751,951   8,124,739  (34,638,088)  10,762,249
Net assets at beginning
 of year....................  108,536,706   80,375,085  28,417,383  20,292,644   34,638,088   23,875,839
                             ------------  -----------  ----------  ----------  -----------   ----------
Net assets at end of year... $173,386,240  108,536,706  45,169,334  28,417,383           --   34,638,088
                             ============  ===========  ==========  ==========  ===========   ==========
Change in units (note 5):
 Units purchased............   21,250,976   13,029,727   7,076,983   3,950,072      695,342    3,683,572
 Units redeemed.............  (17,228,958) (13,144,747) (5,744,146) (3,713,254)  (3,676,547)  (3,689,973)
                             ------------  -----------  ----------  ----------  -----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    4,022,018     (115,020)  1,332,837     236,818   (2,981,205)      (6,401)
                             ============  ===========  ==========  ==========  ===========   ==========

                                                      GOLDMAN SACHS VARIABLE
                                                          INSURANCE TRUST
                             ------------------------ ----------------------

                                     GENWORTH
                                    THORNBURG
                                  INTERNATIONAL            GOLDMAN SACHS
                                      VALUE               LARGE CAP VALUE
                                 FUND -- SERVICE       FUND -- INSTITUTIONAL
                                      SHARES                  SHARES
                             -----------------------  ----------------------
                             PERIOD FROM
                             JANUARY 1 TO       YEAR ENDED DECEMBER 31,
                              APRIL 30,   ----------------------------------
                                 2010        2009        2010        2009
                             ------------ ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   1,307,563    (401,371)    (90,275)     31,550
 Net realized gain
   (loss) on investments....    (773,490)  1,383,326  (1,434,822) (1,859,265)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (6,107,044)  6,174,226   2,598,141   3,763,478
 Capital gain
   distribution.............   7,038,568          --          --          --
                             -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,465,597   7,156,181   1,073,044   1,935,763
                             -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     756,159   3,644,422      27,067       9,716
 Death benefits.............     (12,300)    (17,666)   (208,343)   (297,971)
 Surrenders.................    (660,894) (1,090,144) (1,969,292) (1,376,947)
 Administrative expenses....     (52,185)   (109,394)    (20,430)    (23,814)
 Capital contribution
   (withdrawal).............  (2,109,380) (2,236,818)         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (29,571,773)    963,309    (179,793)   (718,459)
                             -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (31,650,373)  1,153,709  (2,350,791) (2,407,475)
                             -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (30,184,776)  8,309,890  (1,277,747)   (471,712)
Net assets at beginning
 of year....................  30,184,776  21,874,886  13,792,608  14,264,320
                             -----------  ----------  ----------  ----------
Net assets at end of year...          --  30,184,776  12,514,861  13,792,608
                             ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............   1,433,977   3,454,224     590,038     167,683
 Units redeemed.............  (4,227,495) (3,032,927)   (839,811)   (465,702)
                             -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (2,793,518)    421,297    (249,773)   (298,019)
                             ===========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               GOLDMAN SACHS VARIABLE
                                  INSURANCE TRUST
                                    (CONTINUED)                                        JPMORGAN INSURANCE TRUST
                             -------------------------  -----------------------------------------------------------------
                                                              JPMORGAN
                                                           INSURANCE TRUST                                 JPMORGAN
                                                              BALANCED          JPMORGAN INSURANCE     INSURANCE TRUST
                               GOLDMAN SACHS MID CAP        PORTFOLIO --         TRUST CORE BOND         EQUITY INDEX
                                     VALUE FUND                CLASS 1         PORTFOLIO -- CLASS 1  PORTFOLIO -- CLASS 1
                             -------------------------  --------------------  ---------------------  -------------------
                                                        PERIOD FROM
                              YEAR ENDED DECEMBER 31,   JANUARY 1 TO                    YEAR ENDED DECEMBER 31,
                             -------------------------   APRIL 30,   ----------------------------------------------------
                                 2010          2009         2010       2009      2010       2009        2010      2009
                             ------------  -----------  ------------ -------  ---------  ----------  ---------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (543,306)     144,765        (649)    2,540    126,758      94,719      7,191     4,797
 Net realized gain
   (loss) on investments....   (3,787,760) (10,888,214)     27,044    (1,512)   116,568     (48,385)   102,862    19,395
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   17,911,823   27,523,149     (16,840)   28,764    113,120     182,257    206,047   140,896
 Capital gain
   distribution.............           --           --          --        --         --          --         --        --
                             ------------  -----------    --------   -------  ---------  ----------  ---------  --------
    Increase (decrease)
     in net assets from
     operations.............   13,580,757   16,779,700       9,555    29,792    356,446     228,591    316,100   165,088
                             ------------  -----------    --------   -------  ---------  ----------  ---------  --------
From capital
 transactions (note 4):
 Net premiums...............      108,069       60,274          --        --         --          --         --        --
 Death benefits.............     (366,655)    (596,197)         --        --         --      (2,710)        --    (1,206)
 Surrenders.................   (8,528,245)  (7,068,366)     (2,935)   (6,957)  (317,671)   (264,352)  (106,341)  (31,989)
 Administrative expenses....     (100,216)    (106,997)         --       (23)    (8,534)     (5,471)    (2,277)     (908)
 Capital contribution
   (withdrawal).............           --           --          --        --         --          --         --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (2,838,456)  (7,302,229)   (123,639)   39,130  1,782,846   2,139,069  1,299,863    31,782
    Increase (decrease)
     in net assets from
     capital transactions...  (11,725,503) (15,013,515)   (126,574)   32,150  1,456,641   1,866,536  1,191,245    (2,321)
                             ------------  -----------    --------   -------  ---------  ----------  ---------  --------
Increase (decrease) in
 net assets.................    1,855,254    1,766,185    (117,019)   61,942  1,813,087   2,095,127  1,507,345   162,767
                             ------------  -----------    --------   -------  ---------  ----------  ---------  --------
Net assets at beginning
 of year....................   67,222,900   65,456,715     117,019    55,077  3,852,710   1,757,583    770,115   607,348
                             ------------  -----------    --------   -------  ---------  ----------  ---------  --------
Net assets at end of year... $ 69,078,154   67,222,900          --   117,019  5,665,797   3,852,710  2,277,460   770,115
                             ============  ===========    ========   =======  =========  ==========  =========  ========
Change in units (note 5):
 Units purchased............      801,553      373,322       4,813     5,807    990,234   1,395,990    816,911   507,404
 Units redeemed.............   (1,413,962)  (1,384,201)    (16,228)     (982)  (866,973) (1,228,674)  (669,371) (505,552)
                             ------------  -----------    --------   -------  ---------  ----------  ---------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (612,409)  (1,010,879)    (11,415)    4,825    123,261     167,316    147,540     1,852
                             ============  ===========    ========   =======  =========  ==========  =========  ========



                             ---------------------

                                   JPMORGAN
                                INSURANCE TRUST
                             INTERNATIONAL EQUITY
                             PORTFOLIO -- CLASS 1
                             --------------------
                                      PERIOD FROM
                                      APRIL 27 TO
                             -------- DECEMBER 31,
                               2010       2009
                             -------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (1,728)       198
 Net realized gain
   (loss) on investments....   4,452      8,437
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   2,673     22,178
 Capital gain
   distribution.............      --         --
                             -------    -------
    Increase (decrease)
     in net assets from
     operations.............   5,397     30,813
                             -------    -------
From capital
 transactions (note 4):
 Net premiums...............      --         --
 Death benefits.............      --         --
 Surrenders.................  (4,959)    (1,829)
 Administrative expenses....    (457)      (373)
 Capital contribution
   (withdrawal).............      --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   5,891     74,757
    Increase (decrease)
     in net assets from
     capital transactions...     475     72,555
                             -------    -------
Increase (decrease) in
 net assets.................   5,872    103,368
                             -------    -------
Net assets at beginning
 of year.................... 103,368         --
                             -------    -------
Net assets at end of year... 109,240    103,368
                             =======    =======
Change in units (note 5):
 Units purchased............   2,088     21,947
 Units redeemed.............  (2,051)   (14,504)
                             -------    -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      37      7,443
                             =======    =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                 JPMORGAN INSURANCE TRUST (CONTINUED)
                             ----------------------------------------------------------------------------------
                                   JPMORGAN            JPMORGAN            JPMORGAN             JPMORGAN
                               INSURANCE TRUST      INSURANCE TRUST     INSURANCE TRUST      INSURANCE TRUST
                               INTREPID GROWTH     INTREPID MID CAP     MID CAP GROWTH        MID CAP VALUE
                                 PORTFOLIO --        PORTFOLIO --        PORTFOLIO --         PORTFOLIO --
                                   CLASS 1              CLASS 1             CLASS 1              CLASS 1
                             -------------------  ------------------  ------------------  --------------------
                                                                                                   PERIOD FROM
                                                    YEAR ENDED DECEMBER 31,                        APRIL 27 TO
                             --------------------------------------------------------------------  DECEMBER 31,
                                2010      2009      2010      2009      2010      2009      2010       2009
                             ---------  --------  --------  --------  --------  --------  -------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (5,793)   (9,093)   (3,105)   (1,108)   (9,808)   (6,100)    (801)    (1,638)
 Net realized gain
   (loss) on investments....     8,164    34,059    35,447     5,204    91,559    52,730   12,395      4,831
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    52,239   209,008    65,359    92,594    42,609    62,471   19,612     31,320
 Capital gain
   distribution.............        --        --        --        --        --        --       --         --
                             ---------  --------  --------  --------  --------  --------  -------    -------
    Increase (decrease)
     in net assets from
     operations.............    54,610   233,974    97,701    96,690   124,360   109,101   31,206     34,513
                             ---------  --------  --------  --------  --------  --------  -------    -------
From capital
 transactions (note 4):
 Net premiums...............        --        --        --        --        --        --       --         --
 Death benefits.............        --    (1,511)       --      (618)       --      (618)      --         --
 Surrenders.................   (43,145)  (39,085)  (29,404)  (15,900)  (29,407)  (20,377)  (6,531)    (7,617)
 Administrative expenses....      (705)     (800)     (487)     (291)     (483)     (285)    (546)      (432)
 Capital contribution
   (withdrawal).............        --        --        --        --        --        --       --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (344,568)  (63,148)  155,129   (30,119)  103,535   (41,216) (18,348)   123,638
                             ---------  --------  --------  --------  --------  --------  -------    -------
    Increase (decrease)
     in net assets from
     capital transactions...  (388,418) (104,544)  125,238   (46,928)   73,645   (62,496) (25,425)   115,589
                             ---------  --------  --------  --------  --------  --------  -------    -------
Increase (decrease) in
 net assets.................  (333,808)  129,430   222,939    49,762   198,005    46,605    5,781    150,102
Net assets at beginning
 of year....................   894,625   765,195   352,215   302,453   350,905   304,300  150,102         --
                             ---------  --------  --------  --------  --------  --------  -------    -------
Net assets at end of year... $ 560,817   894,625   575,154   352,215   548,910   350,905  155,883    150,102
                             =========  ========  ========  ========  ========  ========  =======    =======
Change in units (note 5):
 Units purchased............   250,228   655,460   208,228   337,052   190,106   194,557    1,550     33,874
 Units redeemed.............  (296,169) (668,428) (191,532) (343,137) (179,463) (203,117)  (3,235)   (22,208)
                             ---------  --------  --------  --------  --------  --------  -------    -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (45,941)  (12,968)   16,696    (6,085)   10,643    (8,560)  (1,685)    11,666
                             =========  ========  ========  ========  ========  ========  =======    =======

                             -------------------------
                                     JPMORGAN
                                  INSURANCE TRUST
                                  SMALL CAP CORE
                                   PORTFOLIO --
                                      CLASS 1
                             ------------------------
                              YEAR ENDED  PERIOD FROM
                             DECEMBER 31, APRIL 27 TO
                             ------------ DECEMBER 31,
                                 2010         2009
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (317)        (131)
 Net realized gain
   (loss) on investments....       210          452
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     5,575        4,053
 Capital gain
   distribution.............        --           --
                                ------       ------
    Increase (decrease)
     in net assets from
     operations.............     5,468        4,374
                                ------       ------
From capital
 transactions (note 4):
 Net premiums...............        --           --
 Death benefits.............        --           --
 Surrenders.................      (468)        (223)
 Administrative expenses....       (33)         (27)
 Capital contribution
   (withdrawal).............        --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     6,020       15,059
                                ------       ------
    Increase (decrease)
     in net assets from
     capital transactions...     5,519       14,809
                                ------       ------
Increase (decrease) in
 net assets.................    10,987       19,183
Net assets at beginning
 of year....................    19,183           --
                                ------       ------
Net assets at end of year...    30,170       19,183
                                ======       ======
Change in units (note 5):
 Units purchased............       415        3,832
 Units redeemed.............       (36)      (2,348)
                                ------       ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........       379        1,484
                                ======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              JPMORGAN INSURANCE
                               TRUST (CONTINUED)                                           JANUS ASPEN SERIES
                             --------------------  ---------------------------------------------------------------------------
                                   JPMORGAN
                                INSURANCE TRUST
                                  U.S. EQUITY
                                 PORTFOLIO --        BALANCED PORTFOLIO --     BALANCED PORTFOLIO --   ENTERPRISE PORTFOLIO --
                                    CLASS 1          INSTITUTIONAL SHARES         SERVICE SHARES        INSTITUTIONAL SHARES
                             --------------------  ------------------------  ------------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                2010       2009        2010         2009         2010         2009        2010        2009
                             ----------  --------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (19,555)    6,646    1,604,354    1,883,122    1,168,166    1,505,172    (773,039)   (709,786)
 Net realized gain
   (loss) on investments....    111,147    28,422    3,124,140     (457,150)   3,952,345     (289,138)  1,107,622  (2,545,664)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    201,445   193,212    3,122,582   20,452,127    4,439,909   25,774,390  11,984,529  21,089,401
 Capital gain
   distribution.............         --        --           --    4,710,788           --    5,507,814          --          --
                             ----------  --------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    293,037   228,280    7,851,076   26,588,887    9,560,420   32,498,238  12,319,112  17,833,951
                             ----------  --------  -----------  -----------  -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............         --        --      325,656      119,810    3,320,886   12,671,849     107,924      86,885
 Death benefits.............         --    (1,510)  (2,201,468)  (2,178,114)    (523,958)    (821,768)   (602,728)   (635,248)
 Surrenders.................   (109,234)  (44,417) (17,132,752) (15,167,831) (19,111,623) (16,555,109) (6,331,404) (4,162,947)
 Administrative expenses....     (1,845)     (763)    (196,118)    (220,295)    (496,247)    (409,271)    (99,039)   (101,278)
 Capital contribution
   (withdrawal).............         --        --           --           --           --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,136,275   (55,756)    (205,068)  (1,394,556)    (817,060)  10,627,528  (1,614,102) (1,235,005)
                             ----------  --------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  1,025,196  (102,446) (19,409,750) (18,840,986) (17,628,002)   5,513,229  (8,539,349) (6,047,593)
                             ----------  --------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................  1,318,233   125,834  (11,558,674)   7,747,901   (8,067,582)  38,011,467   3,779,763  11,786,358
Net assets at beginning
 of year....................    883,219   757,385  130,542,302  122,794,401  167,934,001  129,922,534  57,175,093  45,388,735
                             ----------  --------  -----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of year... $2,201,452   883,219  118,983,628  130,542,302  159,866,419  167,934,001  60,954,856  57,175,093
                             ==========  ========  ===========  ===========  ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............    697,615   549,251      735,771      509,721    5,660,200    9,360,146     370,760     222,929
 Units redeemed.............   (587,961) (560,278)  (1,568,416)  (1,442,514)  (6,957,791)  (8,435,026)   (841,693)   (628,867)
                             ----------  --------  -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    109,654   (11,027)    (832,645)    (932,793)  (1,297,591)     925,120    (470,933)   (405,938)
                             ==========  ========  ===========  ===========  ===========  ===========  ==========  ==========


                             -----------------------



                             ENTERPRISE PORTFOLIO --
                                 SERVICE SHARES
                             ----------------------

                             -----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (102,800)    (88,777)
 Net realized gain
   (loss) on investments....    375,262    (234,034)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,140,057   2,355,353
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,412,519   2,032,542
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      8,026       7,314
 Death benefits.............    (81,079)   (121,721)
 Surrenders................. (1,067,319)   (686,992)
 Administrative expenses....     (8,282)     (8,079)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    244,154    (425,407)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (904,500) (1,234,885)
                             ----------  ----------
Increase (decrease) in
 net assets.................    508,019     797,657
Net assets at beginning
 of year....................  6,281,472   5,483,815
                             ----------  ----------
Net assets at end of year...  6,789,491   6,281,472
                             ==========  ==========
Change in units (note 5):
 Units purchased............    350,852      62,045
 Units redeemed.............   (504,648)   (322,601)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (153,796)   (260,556)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             ------------------------
                                  FLEXIBLE BOND
                                   PORTFOLIO --
                               INSTITUTIONAL SHARES
                             -----------------------


                             ------------------------
                                 2010        2009
                             -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 1,226,882     757,023
 Net realized gain
   (loss) on investments....     843,530     166,441
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (527,109)  1,669,788
 Capital gain
   distribution.............      83,938      20,588
                             -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,627,241   2,613,840
                             -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     102,971      41,419
 Death benefits.............    (795,616)    (90,854)
 Surrenders.................  (3,630,707) (3,215,490)
 Administrative expenses....     (37,984)    (36,431)
 Capital contribution
   (withdrawal).............          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,151,219   6,000,639
                             -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,210,117)  2,699,283
                             -----------  ----------
Increase (decrease) in
 net assets.................  (1,582,876)  5,313,123
Net assets at beginning
 of year....................  26,359,698  21,046,575
                             -----------  ----------
Net assets at end of year... $24,776,822  26,359,698
                             ===========  ==========
Change in units (note 5):
 Units purchased............     773,050     572,447
 Units redeemed.............    (932,499)   (423,739)
                             -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (159,449)    148,708
                             ===========  ==========

                                                   JANUS ASPEN SERIES (CONTINUED)
                             -------------------------------------------------------------------------------------------------
                                                                                 GLOBAL LIFE SCIENCES     GLOBAL TECHNOLOGY
                                FORTY PORTFOLIO --       FORTY PORTFOLIO --          PORTFOLIO --            PORTFOLIO --
                               INSTITUTIONAL SHARES        SERVICE SHARES           SERVICE SHARES          SERVICE SHARES
                             -----------------------  ------------------------  ----------------------  ---------------------
                                                                                PERIOD FROM
                               YEAR ENDED DECEMBER 31,                          JANUARY 1 TO      YEAR ENDED DECEMBER 31,
                             --------------------------------------------------  APRIL 30,   --------------------------------
                                 2010        2009         2010         2009         2010        2009       2010       2009
                             -----------  ----------  -----------  -----------  ------------ ---------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (629,663)   (784,625)    (966,372)  (1,568,416)     (23,629)   (89,033)  (103,205)    (91,917)
 Net realized gain
   (loss) on investments....   2,700,056    (723,553)   3,499,913   (2,751,890)     676,086    (85,744)   418,754     (23,842)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     338,810  21,287,373   (2,635,865)  37,241,488     (576,783) 1,363,692  1,096,401   2,909,110
 Capital gain
   distribution.............          --          --           --           --       84,351     95,259         --          --
                             -----------  ----------  -----------  -----------   ----------  ---------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   2,409,203  19,779,195     (102,324)  32,921,182      160,025  1,284,174  1,411,950   2,793,351
                             -----------  ----------  -----------  -----------   ----------  ---------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............      58,580     (46,513)   1,836,789   10,474,297       11,842     83,598     11,040      89,816
 Death benefits.............    (960,964)   (484,380)     (46,793)     (65,113)         445     (5,057)   (26,405)    (38,474)
 Surrenders.................  (7,077,178) (5,684,603)  (5,341,502)  (5,567,337)    (118,674)  (512,563)  (940,105)   (762,371)
 Administrative expenses....     (95,451)   (109,292)    (285,936)    (403,987)      (4,417)   (12,350)   (13,673)    (13,529)
 Capital contribution
   (withdrawal).............          --          --           --           --           --         --         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,756,671) (1,435,669) (49,371,349)  (6,604,116)  (7,442,786)   695,067    712,616     283,357
                             -----------  ----------  -----------  -----------   ----------  ---------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (10,831,684) (7,760,457) (53,208,791)  (2,166,256)  (7,553,590)   248,695   (256,527)   (441,201)
                             -----------  ----------  -----------  -----------   ----------  ---------  ---------  ----------
Increase (decrease) in
 net assets.................  (8,422,481) 12,018,738  (53,311,115)  30,754,926   (7,393,565) 1,532,869  1,155,423   2,352,150
Net assets at beginning
 of year....................  61,426,914  49,408,176  107,822,446   77,067,520    7,393,565  5,860,696  7,000,502   4,648,352
                             -----------  ----------  -----------  -----------   ----------  ---------  ---------  ----------
Net assets at end of year...  53,004,433  61,426,914   54,511,331  107,822,446           --  7,393,565  8,155,925   7,000,502
                             ===========  ==========  ===========  ===========   ==========  =========  =========  ==========
Change in units (note 5):
 Units purchased............     469,003     314,121    6,244,268   10,559,689        8,701    237,108    674,610     977,185
 Units redeemed.............  (1,085,820)   (821,751) (11,973,102) (10,564,382)    (702,947)  (217,435)  (757,477) (1,025,137)
                             -----------  ----------  -----------  -----------   ----------  ---------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (616,817)   (507,630)  (5,728,834)      (4,693)    (694,246)    19,673    (82,867)    (47,952)
                             ===========  ==========  ===========  ===========   ==========  =========  =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            JANUS ASPEN SERIES (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                                JANUS PORTFOLIO --       JANUS PORTFOLIO --     OVERSEAS PORTFOLIO --    OVERSEAS PORTFOLIO --
                               INSTITUTIONAL SHARES        SERVICE SHARES        INSTITUTIONAL SHARES       SERVICE SHARES
                             ------------------------  ----------------------  -----------------------  ----------------------



                                                                  YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                 2010         2009        2010        2009         2010        2009        2010        2009
                             ------------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (213,502)   (528,447)    (65,274)    (65,512)    (725,203)   (690,373)   (163,771)   (168,973)
 Net realized gain
   (loss) on investments....       96,306  (2,764,205)    122,806    (242,302)   5,792,466  (2,698,740)  2,232,436     510,800
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    7,641,783  21,233,066     561,871   1,965,707   14,579,198  43,788,976   1,263,823   7,421,960
 Capital gain
   distribution.............           --          --          --          --           --   2,181,932          --     423,178
                             ------------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    7,524,587  17,940,414     619,403   1,657,893   19,646,461  42,581,795   3,332,488   8,186,965
                             ------------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      219,192      88,443       7,269      22,153      263,033      35,848          --          --
 Death benefits.............   (1,981,059)   (409,614)    (43,122)    (22,958)    (325,137)   (941,882)   (226,745)    (89,369)
 Surrenders.................   (7,382,491) (5,441,380)   (997,989) (1,000,170) (11,897,819) (7,848,214) (2,824,823) (1,460,183)
 Administrative expenses....     (111,069)   (124,694)     (7,545)     (9,803)    (122,751)   (119,182)    (35,886)    (36,409)
 Capital contribution
   (withdrawal).............           --          --          --          --           --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (1,865,915) (1,963,358)   (268,904)    (76,185)  (2,468,855)   (461,260) (1,682,905) (1,127,414)
                             ------------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (11,121,342) (7,850,603) (1,310,291) (1,086,963) (14,551,529) (9,334,690) (4,770,359) (2,713,375)
                             ------------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (3,596,755) 10,089,811    (690,888)    570,930    5,094,932  33,247,105  (1,437,871)  5,473,590
Net assets at beginning
 of year....................   67,178,659  57,088,848   6,056,963   5,486,033   93,940,510  60,693,405  17,431,178  11,957,588
                             ------------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
Net assets at end of year... $ 63,581,904  67,178,659   5,366,075   6,056,963   99,035,442  93,940,510  15,993,307  17,431,178
                             ============  ==========  ==========  ==========  ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      393,346     224,655      22,108      87,981      698,457     501,309      14,572      28,287
 Units redeemed.............   (1,189,396)   (920,232)   (226,762)   (290,492)  (1,130,557)   (945,276)   (297,655)   (255,721)
                             ------------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (796,050)   (695,577)   (204,654)   (202,511)    (432,100)   (443,967)   (283,083)   (227,434)
                             ============  ==========  ==========  ==========  ===========  ==========  ==========  ==========

                             -------------------------
                             RESEARCH CORE PORTFOLIO --
                               INSTITUTIONAL SHARES
                             ------------------------
                             PERIOD FROM
                             JANUARY 1 TO
                              APRIL 30,     YEAR ENDED
                                 2010      DECEMBER 31,
                             ------------  ------------
                                 2010          2009
                             ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................        11           (23)
 Net realized gain
   (loss) on investments....    (1,157)       (9,650)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     1,401         9,878
 Capital gain
   distribution.............        --            --
                                ------        ------
    Increase (decrease)
     in net assets from
     operations.............       255           205
                                ------        ------
From capital
 transactions (note 4):
 Net premiums...............        --            --
 Death benefits.............        --            --
 Surrenders.................        --            --
 Administrative expenses....        --            --
 Capital contribution
   (withdrawal).............        --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (3,962)       (9,487)
                                ------        ------
    Increase (decrease)
     in net assets from
     capital transactions...    (3,962)       (9,487)
                                ------        ------
Increase (decrease) in
 net assets.................    (3,707)       (9,282)
Net assets at beginning
 of year....................     3,707        12,989
                                ------        ------
Net assets at end of year...        --         3,707
                                ======        ======
Change in units (note 5):
 Units purchased............        10            --
 Units redeemed.............      (386)       (1,399)
                                ------        ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      (376)       (1,399)
                                ======        ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                              JANUS ASPEN SERIES (CONTINUED)
                                                     -----------------------------------------------

                                                            WORLDWIDE                WORLDWIDE
                                                           PORTFOLIO --            PORTFOLIO --
                                                          INSTITUTIONAL               SERVICE
                                                              SHARES                  SHARES
                                                     -----------------------  ----------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------
                                                         2010        2009        2010        2009
                                                     -----------  ----------  ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).................... $  (543,670)        609     (74,146)    (20,402)
 Net realized gain (loss) on investments............  (1,404,489) (5,345,726)    (35,597)   (595,621)
 Change in unrealized appreciation (depreciation)
   on investments...................................  11,032,201  24,708,324     970,943   2,663,376
 Capital gain distribution..........................          --          --          --          --
                                                     -----------  ----------  ----------  ----------
    Increase (decrease) in net assets from
     operations.....................................   9,084,042  19,363,207     861,200   2,047,353
                                                     -----------  ----------  ----------  ----------
From capital transactions (note 4):
 Net premiums.......................................      80,564     109,067       7,774        (605)
 Death benefits.....................................    (900,804) (1,098,097)    (15,903)    (23,515)
 Surrenders.........................................  (7,183,676) (6,277,206) (1,270,310) (1,098,961)
 Administrative expenses............................    (108,416)   (117,729)     (9,494)     (9,695)
 Capital contribution (withdrawal)..................          --          --          --          --
 Transfers between subaccounts (including fixed
   account), net....................................    (756,259) (1,969,240)   (171,271)   (100,162)
                                                     -----------  ----------  ----------  ----------
    Increase (decrease) in net assets from
     capital transactions...........................  (8,868,591) (9,353,205) (1,459,204) (1,232,938)
                                                     -----------  ----------  ----------  ----------
Increase (decrease) in net assets...................     215,451  10,010,002    (598,004)    814,415
Net assets at beginning of year.....................  70,423,069  60,413,067   7,397,768   6,583,353
                                                     -----------  ----------  ----------  ----------
Net assets at end of year........................... $70,638,520  70,423,069   6,799,764   7,397,768
                                                     ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased....................................     274,815     181,842     141,255     127,156
 Units redeemed.....................................    (801,815)   (862,623)   (383,405)   (382,213)
                                                     -----------  ----------  ----------  ----------
 Net increase (decrease) in units from capital
   transactions with contract owners................    (527,000)   (680,781)   (242,150)   (255,057)
                                                     ===========  ==========  ==========  ==========

                                                                  LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                                     -------------------------------------------------------------------
                                                           LEGG MASON              LEGG MASON            LEGG MASON
                                                           CLEARBRIDGE        CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                            VARIABLE             EQUITY INCOME          EQUITY INCOME
                                                        AGGRESSIVE GROWTH     BUILDER PORTFOLIO --  BUILDER PORTFOLIO --
                                                      PORTFOLIO -- CLASS II         CLASS I               CLASS II
                                                     ----------------------  ---------------------  --------------------

                                                     ----------------------- --------------------------------------------
                                                        2010        2009        2010        2009       2010       2009
                                                     ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)....................    (93,084)    (92,767)    107,524     89,766    127,623     82,500
 Net realized gain (loss) on investments............      2,802    (828,668)   (930,285)  (986,826)  (711,505)  (729,109)
 Change in unrealized appreciation (depreciation)
   on investments...................................  1,233,727   2,441,854   1,279,014  1,869,469  1,324,896  1,989,237
 Capital gain distribution..........................         --          --          --         --         --         --
                                                     ----------  ----------  ----------  ---------  ---------  ---------
    Increase (decrease) in net assets from
     operations.....................................  1,143,445   1,520,419     456,253    972,409    741,014  1,342,628
                                                     ----------  ----------  ----------  ---------  ---------  ---------
From capital transactions (note 4):
 Net premiums.......................................     66,090      23,669      23,345     11,013     75,044      4,841
 Death benefits.....................................     (2,458)      9,833    (175,788)   (99,815)   (15,810)        --
 Surrenders.........................................   (872,145)   (518,232) (1,162,193)  (619,085)  (777,679)  (412,623)
 Administrative expenses............................    (15,500)    (14,961)     (8,765)   (10,928)    (6,180)    (5,583)
 Capital contribution (withdrawal)..................         --          --          --         --         --         --
 Transfers between subaccounts (including fixed
   account), net....................................   (532,543)   (687,771)     24,816    (42,375)    94,580    227,695
                                                     ----------  ----------  ----------  ---------  ---------  ---------
    Increase (decrease) in net assets from
     capital transactions........................... (1,356,556) (1,187,462) (1,298,585)  (761,190)  (630,045)  (185,670)
                                                     ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in net assets...................   (213,111)    332,957    (842,332)   211,219    110,969  1,156,958
Net assets at beginning of year.....................  6,068,916   5,735,959   5,503,448  5,292,229  7,871,977  6,715,019
                                                     ----------  ----------  ----------  ---------  ---------  ---------
Net assets at end of year...........................  5,855,805   6,068,916   4,661,116  5,503,448  7,982,946  7,871,977
                                                     ==========  ==========  ==========  =========  =========  =========
Change in units (note 5):
 Units purchased....................................     61,826     138,695     167,704     97,921    698,576    848,756
 Units redeemed.....................................   (182,926)   (277,207)   (333,836)  (214,292)  (779,009)  (874,260)
                                                     ----------  ----------  ----------  ---------  ---------  ---------
 Net increase (decrease) in units from capital
   transactions with contract owners................   (121,100)   (138,512)   (166,132)  (116,371)   (80,433)   (25,504)
                                                     ==========  ==========  ==========  =========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           LEGG MASON PARTNERS                  LEGG MASON PARTNERS
                                    VARIABLE EQUITY TRUST (CONTINUED)          VARIABLE INCOME TRUST
                             -----------------------------------------------  ----------------------
                                    LEGG MASON              LEGG MASON
                               CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE     LEGG MASON WESTERN
                               FUNDAMENTAL ALL CAP        LARGE CAP VALUE     ASSET VARIABLE STRATEGIC
                                VALUE PORTFOLIO --         PORTFOLIO --          BOND PORTFOLIO --
                                     CLASS I                  CLASS I                 CLASS I
                             -----------------------  ----------------------  ----------------------
                                                                             YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------
                                 2010        2009        2010        2009        2010         2009
                             -----------  ----------  ----------  ----------  ----------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $      (381)    (24,513)    156,739      41,334     180,286      562,145
 Net realized gain
   (loss) on investments....    (796,721) (1,417,809)   (278,627) (1,229,404)   (183,983)  (1,279,802)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   1,937,922   3,413,197     891,680   3,346,417   1,502,192    3,382,825
 Capital gain
   distribution.............          --          --          --          --          --       11,467
                             -----------  ----------  ----------  ----------  ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   1,140,820   1,970,875     769,792   2,158,347   1,498,495    2,676,635
                             -----------  ----------  ----------  ----------  ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............   1,920,830     242,180       1,950      72,046         618        2,492
 Death benefits.............        (621)     (7,008)   (154,116)   (187,522)   (237,363)    (237,462)
 Surrenders.................    (975,097)   (491,169) (1,408,030) (1,879,164) (2,285,470)  (2,829,037)
 Administrative expenses....     (27,610)    (25,616)    (19,402)    (21,999)    (24,776)     (25,544)
 Capital contribution
   (withdrawal).............          --          --          --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,519,132)   (879,105)   (178,687)   (838,127)    406,525      205,396
                             -----------  ----------  ----------  ----------  ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,601,630) (1,160,718) (1,758,285) (2,854,766) (2,140,466)  (2,884,155)
                             -----------  ----------  ----------  ----------  ----------   ----------
Increase (decrease) in
 net assets.................    (460,810)    810,157    (988,493)   (696,419)   (641,971)    (207,520)
Net assets at beginning
 of year....................   9,225,612   8,415,455  11,859,528  12,555,947  15,214,392   15,421,912
                             -----------  ----------  ----------  ----------  ----------   ----------
Net assets at end of year... $ 8,764,802   9,225,612  10,871,035  11,859,528  14,572,421   15,214,392
                             ===========  ==========  ==========  ==========  ==========   ==========
Change in units (note 5):
 Units purchased............     625,546     191,201     205,747     102,988     579,586      180,020
 Units redeemed.............    (836,018)   (388,286)   (336,585)   (369,486)   (717,045)    (408,429)
                             -----------  ----------  ----------  ----------  ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (210,472)   (197,085)   (130,838)   (266,498)   (137,459)    (228,409)
                             ===========  ==========  ==========  ==========  ==========   ==========

                                     MFS(R) VARIABLE INSURANCE TRUST
                             ----------------------------------------------


                                MFS(R) INVESTORS        MFS(R) INVESTORS
                             GROWTH STOCK SERIES --      TRUST SERIES --
                              SERVICE CLASS SHARES    SERVICE CLASS SHARES
                             ----------------------  ----------------------

                             ----------------------------------------------
                                2010        2009        2010        2009
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (147,464)   (133,054)    (54,332)    (23,447)
 Net realized gain
   (loss) on investments....    288,396    (476,726)    138,210    (321,902)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    913,939   4,433,707     780,009   2,641,095
 Capital gain
   distribution.............         --          --          --          --
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,054,871   3,823,927     863,887   2,295,746
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     45,558      72,207      25,913      74,133
 Death benefits.............   (116,407)     (1,177)     24,840    (129,656)
 Surrenders................. (1,629,183) (1,798,064) (1,490,003) (1,168,646)
 Administrative expenses....    (23,874)    (24,209)    (19,878)    (20,803)
 Capital contribution
   (withdrawal).............         --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,035,190)   (339,847)   (410,539)   (533,686)
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,759,096) (2,091,090) (1,869,667) (1,778,658)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (1,704,225)  1,732,837  (1,005,780)    517,088
Net assets at beginning
 of year.................... 13,155,997  11,423,160  11,262,102  10,745,014
                             ----------  ----------  ----------  ----------
Net assets at end of year... 11,451,772  13,155,997  10,256,322  11,262,102
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    122,495     178,466      50,020      59,479
 Units redeemed.............   (508,249)   (531,853)   (251,501)   (293,157)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (385,754)   (353,387)   (201,481)   (233,678)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                     MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                             -------------------------------------------------------------------------------------------
                               MFS(R) NEW DISCOVERY    MFS(R) STRATEGIC         MFS(R) TOTAL          MFS(R) UTILITIES
                                    SERIES --          INCOME SERIES --       RETURN SERIES --            SERIES --
                               SERVICE CLASS SHARES   SERVICE CLASS SHARES  SERVICE CLASS SHARES    SERVICE CLASS SHARES
                             -----------------------  ------------------   ----------------------  ----------------------
                                                                           YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                 2010        2009       2010       2009       2010        2009        2010        2009
                             -----------  ----------  --------   --------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (366,920)   (286,472)    1,570     29,826     423,434     851,467     527,661   1,086,002
 Net realized gain
   (loss) on investments....   1,358,244  (2,194,668)   25,180     13,554    (837,400) (2,228,974) (1,171,574) (5,023,203)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   6,251,588  11,008,600   (19,380)    32,658   5,785,921  11,171,205   4,180,444  12,797,176
 Capital gain
   distribution.............          --          --        --         --          --          --          --          --
                             -----------  ----------  --------   --------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   7,242,912   8,527,460     7,370     76,038   5,371,955   9,793,698   3,536,531   8,859,975
                             -----------  ----------  --------   --------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     132,588     199,151        --         --   1,294,905   3,557,028     544,880     421,264
 Death benefits.............     (59,410)    (73,211)       --       (563)    (25,403)    (49,281)     (1,226)   (192,020)
 Surrenders.................  (3,425,575) (1,875,901)   (5,828)   (26,092) (5,047,009) (4,244,699) (4,474,074) (3,330,568)
 Administrative expenses....     (48,888)    (38,271)     (279)      (499)   (192,110)   (153,422)    (83,595)    (82,178)
 Capital contribution
   (withdrawal).............          --          --        --         --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   3,372,833   2,042,533  (348,804)   (10,928)    999,263   4,332,502  (2,796,309) (4,803,381)
                             -----------  ----------  --------   --------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...     (28,452)    254,301  (354,911)   (38,082) (2,970,354)  3,442,128  (6,810,324) (7,986,883)
                             -----------  ----------  --------   --------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   7,214,460   8,781,761  (347,541)    37,956   2,401,601  13,235,826  (3,273,793)    873,092
Net assets at beginning
 of year....................  23,922,714  15,140,953   424,555    386,599  72,981,917  59,746,091  36,537,587  35,664,495
                             -----------  ----------  --------   --------  ----------  ----------  ----------  ----------
Net assets at end of year... $31,137,174  23,922,714    77,014    424,555  75,383,518  72,981,917  33,263,794  36,537,587
                             ===========  ==========  ========   ========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............   1,023,740   1,050,844    22,788    136,136   4,375,553   5,225,900     492,048     394,441
 Units redeemed.............  (1,125,455) (1,087,667)  (54,091)  (139,780) (4,645,505) (4,754,008)   (893,346)   (977,008)
                             -----------  ----------  --------   --------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (101,715)    (36,823)  (31,303)    (3,644)   (269,952)    471,892    (401,298)   (582,567)
                             ===========  ==========  ========   ========  ==========  ==========  ==========  ==========

                              OPPENHEIMER VARIABLE
                                  ACCOUNT FUNDS
                             ----------------------
                              OPPENHEIMER BALANCED
                                   FUND/VA --
                               NON-SERVICE SHARES
                             ----------------------

                             ----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     14,981    (275,857)
 Net realized gain
   (loss) on investments.... (2,034,263) (4,522,691)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  4,007,056   8,203,545
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,987,774   3,404,997
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     58,131      55,681
 Death benefits.............   (382,025)   (196,990)
 Surrenders................. (2,912,129) (2,651,689)
 Administrative expenses....    (27,596)    (35,901)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (192,524) (1,359,075)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,456,143) (4,187,974)
                             ----------  ----------
Increase (decrease) in
 net assets................. (1,468,369)   (782,977)
Net assets at beginning
 of year.................... 19,934,891  20,717,868
                             ----------  ----------
Net assets at end of year... 18,466,522  19,934,891
                             ==========  ==========
Change in units (note 5):
 Units purchased............    193,924     194,365
 Units redeemed.............   (398,182)   (476,047)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (204,258)   (281,682)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                   OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             ------------------------------------------------------------------------------------------------
                                   OPPENHEIMER              OPPENHEIMER             OPPENHEIMER             OPPENHEIMER
                                     BALANCED          CAPITAL APPRECIATION    CAPITAL APPRECIATION          CORE BOND
                                    FUND/VA --              FUND/VA --              FUND/VA --              FUND/VA --
                                  SERVICE SHARES        NON-SERVICE SHARES        SERVICE SHARES        NON-SERVICE SHARES
                             -----------------------  ----------------------  ----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2010        2009        2010        2009        2010        2009        2010        2009
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (288,406)   (678,970)   (518,865)   (451,358)   (138,612)   (129,729)     92,071    (292,522)
 Net realized gain
   (loss) on investments....  (1,917,219) (4,048,814)     62,668  (2,232,130)     (4,318)   (554,378) (2,759,048) (4,059,155)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   5,937,291  11,058,796   3,381,796  17,491,179     716,182   3,676,540   4,600,142   5,752,869
 Capital gain
   distribution.............          --          --          --          --          --          --          --          --
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   3,731,666   6,331,012   2,925,599  14,807,691     573,252   2,992,433   1,933,165   1,401,192
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     515,240   1,988,739      14,186     306,365     210,557     477,170      77,719      36,827
 Death benefits.............     (18,297)    (30,977)   (303,249)   (844,520)        419      (4,885)   (624,068)   (337,595)
 Surrenders.................  (4,540,619) (2,061,781) (5,242,600) (4,607,739) (1,089,528)   (705,293) (2,409,759) (2,658,196)
 Administrative expenses....     (99,112)    (85,939)    (62,292)    (74,800)    (33,927)    (28,656)    (35,329)    (43,948)
 Capital contribution
   (withdrawal).............          --          --          --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,152,517     414,930  (2,115,372) (1,828,725)   (814,753)     74,525      35,719    (900,505)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,990,271)    224,972  (7,709,327) (7,049,419) (1,727,232)   (187,139) (2,955,718) (3,903,417)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................     741,395   6,555,984  (4,783,728)  7,758,272  (1,153,980)  2,805,294  (1,022,553) (2,502,225)
Net assets at beginning
 of year....................  38,589,173  32,033,189  47,002,799  39,244,527  10,092,321   7,287,027  20,607,880  23,110,105
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $39,330,568  38,589,173  42,219,071  47,002,799   8,938,341  10,092,321  19,585,327  20,607,880
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............   2,027,173   2,684,648     236,000     117,326     113,007     426,236   2,029,175     222,979
 Units redeemed.............  (2,446,777) (2,587,581)   (578,481)   (514,478)   (258,385)   (409,239) (2,237,056)   (570,085)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (419,604)     97,067    (342,481)   (397,152)   (145,378)     16,997    (207,881)   (347,106)
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

                             -------------------------
                                    OPPENHEIMER
                                 GLOBAL SECURITIES
                                    FUND/VA --
                                  SERVICE SHARES
                             ------------------------

                             -------------------------
                                 2010         2009
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (424,012)     322,466
 Net realized gain
   (loss) on investments....   4,165,530   (3,744,133)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  10,795,250   32,386,518
 Capital gain
   distribution.............          --    2,088,932
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  14,536,768   31,053,783
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............   2,274,312    6,937,866
 Death benefits.............    (300,898)    (240,891)
 Surrenders.................  (9,339,440)  (7,657,929)
 Administrative expenses....    (424,162)    (343,751)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,817,386)  (6,993,399)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (10,607,574)  (8,298,104)
                             -----------  -----------
Increase (decrease) in
 net assets.................   3,929,194   22,755,679
Net assets at beginning
 of year.................... 110,762,490   88,006,811
                             -----------  -----------
Net assets at end of year... 114,691,684  110,762,490
                             ===========  ===========
Change in units (note 5):
 Units purchased............   6,100,179    6,600,223
 Units redeemed.............  (6,864,571)  (7,211,839)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (764,392)    (611,616)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             -------------------------

                                 OPPENHEIMER HIGH
                                 INCOME FUND/VA --
                                NON-SERVICE SHARES
                             ------------------------

                             -------------------------
                                 2010         2009
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   377,976     (100,942)
 Net realized gain
   (loss) on investments....  (5,412,700) (10,606,791)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   5,954,477   12,223,931
 Capital gain
   distribution.............          --           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............     919,753    1,516,198
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      40,717        8,668
 Death benefits.............    (117,448)    (129,405)
 Surrenders.................  (1,062,356)  (1,063,565)
 Administrative expenses....     (13,716)     (15,116)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (137,918)     250,666
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,290,721)    (948,752)
                             -----------  -----------
Increase (decrease) in
 net assets.................    (370,968)     567,446
Net assets at beginning
 of year....................   7,952,149    7,384,703
                             -----------  -----------
Net assets at end of year... $ 7,581,181    7,952,149
                             ===========  ===========
Change in units (note 5):
 Units purchased............     863,318      537,558
 Units redeemed.............  (1,060,655)    (680,340)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (197,337)    (142,782)
                             ===========  ===========

                                          OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             ---------------------------------------------------------------------------------------------------
                                                                                    OPPENHEIMER SMALL- &    OPPENHEIMER SMALL-
                                 OPPENHEIMER MAIN          OPPENHEIMER MAIN            MID-CAP GROWTH        & MID-CAP GROWTH
                                 STREET FUND/VA --     STREET SMALL CAP FUND/VA --       FUND/VA --             FUND/VA --
                                  SERVICE SHARES            SERVICE SHARES           NON-SERVICE SHARES       SERVICE SHARES
                             ------------------------  --------------------------  ----------------------  --------------------
                                                     YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2010         2009         2010          2009         2010        2009        2010       2009
                             -----------  -----------   -----------   ----------   ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (1,472,852)    (126,831)  (1,086,762)     (378,204)    (362,727)   (323,656)   (39,401)   (31,333)
 Net realized gain
   (loss) on investments....   9,114,373    1,346,164    4,416,302    (3,275,795)    (704,720) (2,576,895)  (123,412)  (302,036)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  20,190,410   24,780,385   18,843,881    16,059,342    7,218,703   9,378,321    707,820    875,880
 Capital gain
   distribution.............          --           --           --            --           --          --         --         --
                             -----------  -----------   -----------   ----------   ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  27,831,931   25,999,718   22,173,421    12,405,343    6,151,256   6,477,770    545,007    542,511
                             -----------  -----------   -----------   ----------   ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............   5,519,685   12,272,489    1,714,649     3,026,111       68,927      13,814     23,660     24,881
 Death benefits.............    (233,549)    (281,571)    (210,719)      (97,951)    (212,898)   (257,460)        --    (30,728)
 Surrenders................. (11,504,935)  (6,719,688)  (5,176,819)   (2,419,684)  (2,818,363) (2,483,711)  (423,399)  (211,414)
 Administrative expenses....    (907,761)    (465,354)    (349,380)     (149,840)     (37,578)    (40,936)    (7,575)    (5,824)
 Capital contribution
   (withdrawal).............          --           --           --            --           --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  56,808,987   (2,662,265)  50,054,409    (2,189,075)    (552,004)   (944,267)   568,585    (32,151)
                             -----------  -----------   -----------   ----------   ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  49,682,427    2,143,611   46,032,140    (1,830,439)  (3,551,916) (3,712,560)   161,271   (255,236)
                             -----------  -----------   -----------   ----------   ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  77,514,358   28,143,329   68,205,561    10,574,904    2,599,340   2,765,210    706,278    287,275
Net assets at beginning
 of year.................... 122,473,334   94,330,005   44,935,431    34,360,527   26,547,878  23,782,668  2,295,798  2,008,523
                             -----------  -----------   -----------   ----------   ----------  ----------  ---------  ---------
Net assets at end of year... 199,987,692  122,473,334  113,140,992    44,935,431   29,147,218  26,547,878  3,002,076  2,295,798
                             ===========  ===========   ===========   ==========   ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............  28,384,848   14,183,011   12,775,589     3,818,492      269,143      66,670    111,778     34,866
 Units redeemed............. (21,726,205) (13,532,840)  (6,997,903)   (3,867,148)    (456,482)   (292,085)  (102,322)   (65,518)
                             -----------  -----------   -----------   ----------   ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   6,658,643      650,171    5,777,686       (48,656)    (187,339)   (225,415)     9,456    (30,652)
                             ===========  ===========   ===========   ==========   ==========  ==========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            PIMCO VARIABLE INSURANCE TRUST
                             ----------------------------------------------------------------------------------------------------
                                                      FOREIGN BOND PORTFOLIO                                 LONG-TERM U.S.
                                                      (U.S. DOLLAR HEDGED) --  HIGH YIELD PORTFOLIO --   GOVERNMENT PORTFOLIO --
                              ALL ASSET PORTFOLIO --   ADMINISTRATIVE CLASS     ADMINISTRATIVE CLASS         ADMINISTRATIVE
                               ADVISOR CLASS SHARES           SHARES                   SHARES                 CLASS SHARES
                             -----------------------  ---------------------   ------------------------  ------------------------
                                                                                YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                 2010        2009        2010         2009        2010         2009         2010         2009
                             -----------  ----------  ----------   ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   963,137     507,639     133,456     633,872    6,021,007    6,620,361    1,983,980    4,465,080
 Net realized gain
   (loss) on investments....     124,687    (442,964)     30,641      (4,098)   6,115,070   (3,122,176)    (788,213)   1,359,343
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     404,490   1,518,061     167,643      67,495      758,452   26,546,820    3,875,425  (13,732,834)
 Capital gain
   distribution.............          --          --      22,285          --           --           --           --    2,786,691
                             -----------  ----------  ----------   ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   1,492,314   1,582,736     354,025     697,269   12,894,529   30,045,005    5,071,192   (5,121,720)
                             -----------  ----------  ----------   ---------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     925,959     328,026       5,856       2,735    2,104,210    5,196,781    1,135,764    5,782,216
 Death benefits.............     (24,325)     27,906     (48,890)    (39,107)    (305,857)    (427,478)    (451,833)    (519,076)
 Surrenders.................  (1,658,382) (1,644,002) (1,377,797)   (757,933) (11,521,794)  (8,598,255)  (7,629,194)  (9,970,716)
 Administrative expenses....     (41,918)    (27,048)     (8,080)     (8,644)    (413,858)    (320,119)    (141,558)    (261,877)
 Capital contribution
   (withdrawal).............          --          --          --          --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  12,773,532     962,589     708,021     (43,789)  (2,417,831)  10,036,081  (32,237,912)  (2,404,809)
                             -----------  ----------  ----------   ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  11,974,866    (352,529)   (720,890)   (846,738) (12,555,130)   5,887,010  (39,324,733)  (7,374,262)
                             -----------  ----------  ----------   ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  13,467,180   1,230,207    (366,865)   (149,469)     339,399   35,932,015  (34,253,541) (12,495,982)
Net assets at beginning
 of year....................  10,837,388   9,607,181   5,351,457   5,500,926  113,503,944   77,571,929   75,552,163   88,048,145
                             -----------  ----------  ----------   ---------  -----------  -----------  -----------  -----------
Net assets at end of year... $24,304,568  10,837,388   4,984,592   5,351,457  113,843,343  113,503,944   41,298,622   75,552,163
                             ===========  ==========  ==========   =========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............   1,388,072     525,850     108,731      52,528    6,438,551    6,152,794    2,639,326    4,239,057
 Units redeemed.............    (411,137)   (580,827)   (157,299)   (116,996)  (7,103,237)  (5,632,351)  (5,642,886)  (4,485,042)
                             -----------  ----------  ----------   ---------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     976,935     (54,977)    (48,568)    (64,468)    (664,686)     520,443   (3,003,560)    (245,985)
                             ===========  ==========  ==========   =========  ===========  ===========  ===========  ===========

                             ------------------------

                             LOW DURATION PORTFOLIO --
                                  ADMINISTRATIVE
                                   CLASS SHARES
                             ------------------------

                             ------------------------
                                 2010         2009
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     536,527   11,283,970
 Net realized gain
   (loss) on investments....   3,234,541      662,404
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   4,482,850    7,967,991
 Capital gain
   distribution.............          --    5,272,405
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   8,253,918   25,186,770
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............   6,520,434   33,978,353
 Death benefits.............    (211,896)    (212,914)
 Surrenders................. (16,039,210) (14,472,819)
 Administrative expenses....  (1,285,988)  (1,145,539)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (29,843,188)  43,515,076
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (40,859,848)  61,662,157
                             -----------  -----------
Increase (decrease) in
 net assets................. (32,605,930)  86,848,927
Net assets at beginning
 of year.................... 280,886,634  194,037,707
                             -----------  -----------
Net assets at end of year... 248,280,704  280,886,634
                             ===========  ===========
Change in units (note 5):
 Units purchased............  23,095,121   27,808,169
 Units redeemed............. (26,697,750) (21,995,941)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (3,602,629)   5,812,228
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   PIMCO VARIABLE
                                  INSURANCE TRUST
                                    (CONTINUED)          RYDEX VARIABLE TRUST                THE ALGER PORTFOLIOS
                             -------------------------  ----------------------  ----------------------------------------------
                             TOTAL RETURN PORTFOLIO --                              ALGER LARGE CAP         ALGER SMALL CAP
                                   ADMINISTRATIVE               NASDAQ-           GROWTH PORTFOLIO --     GROWTH PORTFOLIO --
                                    CLASS SHARES              100(R) FUND          CLASS I-2 SHARES        CLASS I-2 SHARES
                             -------------------------  ----------------------  ----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2010          2009        2010        2009        2010        2009        2010        2009
                             ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 17,122,344   19,205,047     (84,879)    (86,060)   (269,784)   (279,274)   (469,088)   (403,124)
 Net realized gain
   (loss) on investments....   12,548,171    4,685,379     551,982    (335,905)   (357,970) (2,514,747)  1,450,009  (1,080,434)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     (471,870)  11,371,438     200,091   2,731,933   4,731,209  15,945,547   5,851,303  11,444,785
 Capital gain
   distribution.............      824,135    6,441,186          --          --          --          --          --          --
                             ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   30,022,780   41,703,050     667,194   2,309,968   4,103,455  13,151,526   6,832,224   9,961,227
                             ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    8,549,544   23,663,935      47,019       9,944      56,374      26,614      31,449      33,673
 Death benefits.............   (3,006,258)  (1,684,710)    (20,874)    (23,563)   (266,321)   (467,978)   (268,097)   (606,100)
 Surrenders.................  (52,062,870) (47,003,213)   (770,175)   (534,636) (4,593,348) (3,577,715) (3,353,149) (2,962,252)
 Administrative expenses....   (1,718,675)  (1,106,713)    (14,990)    (15,527)    (67,194)    (70,728)    (54,213)    (55,493)
 Capital contribution
   (withdrawal).............           --           --          --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   76,765,797   66,966,515  (1,350,103)    230,712    (542,722)   (945,975)   (173,783)    101,665
                             ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   28,527,538   40,835,814  (2,109,123)   (333,070) (5,413,211) (5,035,782) (3,817,793) (3,488,507)
                             ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   58,550,318   82,538,864  (1,441,929)  1,976,898  (1,309,756)  8,115,744   3,014,431   6,472,720
Net assets at beginning
 of year....................  406,289,830  323,750,966   6,737,226   4,760,328  40,194,737  32,078,993  32,091,215  25,618,495
                             ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $464,840,148  406,289,830   5,295,297   6,737,226  38,884,981  40,194,737  35,105,646  32,091,215
                             ============  ===========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............   25,786,148   17,357,377     966,682   1,011,533     626,413     203,699     743,775     422,658
 Units redeemed.............  (22,704,244) (13,742,742) (1,345,918) (1,101,134) (1,069,318)   (730,311) (1,077,908)   (842,155)
                             ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    3,081,904    3,614,635    (379,236)    (89,601)   (442,905)   (526,612)   (334,133)   (419,497)
                             ============  ===========  ==========  ==========  ==========  ==========  ==========  ==========

                                 THE PRUDENTIAL
                                   SERIES FUND
                             ----------------------
                              JENNISON 20/20 FOCUS
                                  PORTFOLIO --
                                 CLASS II SHARES
                             ----------------------

                             -----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (251,311)   (208,207)
 Net realized gain
   (loss) on investments....    225,444    (898,245)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     73,186   7,068,959
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     47,319   5,962,507
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    113,989     586,482
 Death benefits.............    (34,475)    (10,105)
 Surrenders................. (2,509,760)   (765,111)
 Administrative expenses....    (48,784)    (37,636)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (2,867,439)  3,485,090
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,346,469)  3,258,720
                             ----------  ----------
Increase (decrease) in
 net assets................. (5,299,150)  9,221,227
Net assets at beginning
 of year.................... 19,200,411   9,979,184
                             ----------  ----------
Net assets at end of year... 13,901,261  19,200,411
                             ==========  ==========
Change in units (note 5):
 Units purchased............  1,564,642   1,070,968
 Units redeemed............. (1,905,617)   (863,784)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (340,975)    207,184
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                  THE PRUDENTIAL SERIES FUND (CONTINUED)
                             --------------------------------------------------------------------------------------

                                                                                                 SP PRUDENTIAL U.S.
                                                       NATURAL RESOURCES     SP INTERNATIONAL       EMERGING
                             JENNISON PORTFOLIO --        PORTFOLIO --       GROWTH PORTFOLIO -- GROWTH PORTFOLIO --
                                CLASS II SHARES         CLASS II SHARES      CLASS II SHARES     CLASS II SHARES
                             ---------------------  -----------------------  ------------------  ------------------

                                                         YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------
                                2010        2009        2010        2009      2010       2009     2010      2009
                             ----------  ---------  -----------  ----------   ------   -------    ------    ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (44,128)   (33,990)    (673,654)  4,400,535     (51)      (215)    (306)     (210)
 Net realized gain
   (loss) on investments....     54,881   (126,841)     582,131  (7,578,976)   (546)   (57,640)      21    (2,859)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    222,679    996,697    7,662,995  22,850,830   2,219     60,201    4,286     7,577
 Capital gain
   distribution.............         --         --           --          --      --         --       --        --
                             ----------  ---------  -----------  ----------   ------   -------    ------    ------
    Increase (decrease)
     in net assets from
     operations.............    233,432    835,866    7,571,472  19,672,389   1,622      2,346    4,001     4,508
                             ----------  ---------  -----------  ----------   ------   -------    ------    ------
From capital
 transactions (note 4):
 Net premiums...............     12,114     62,812    1,126,291   3,204,912      --         --       --        --
 Death benefits.............     (2,981)        30      (27,791)     (3,272)     --         --       --        --
 Surrenders.................   (177,382)  (106,050)  (4,534,753) (3,248,688)   (730)      (712)     (89)       --
 Administrative expenses....     (5,888)    (5,154)    (174,914)   (145,391)    (19)       (21)     (61)      (47)
 Capital contribution
   (withdrawal).............         --         --           --          --      --         --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (285,365)  (214,579) (11,350,370)  5,483,748      (2)   (48,581)   1,222       214
                             ----------  ---------  -----------  ----------   ------   -------    ------    ------
    Increase (decrease)
     in net assets from
     capital transactions...   (459,502)  (262,941) (14,961,537)  5,291,309    (751)   (49,314)   1,072       167
                             ----------  ---------  -----------  ----------   ------   -------    ------    ------
Increase (decrease) in
 net assets.................   (226,070)   572,925   (7,390,065) 24,963,698     871    (46,968)   5,073     4,675
Net assets at beginning
 of year....................  2,904,170  2,331,245   51,535,414  26,571,716  14,259     61,227   20,883    16,208
                             ----------  ---------  -----------  ----------   ------   -------    ------    ------
Net assets at end of year... $2,678,100  2,904,170   44,145,349  51,535,414  15,130     14,259   25,956    20,883
                             ==========  =========  ===========  ==========   ======   =======    ======    ======
Change in units (note 5):
 Units purchased............     19,717     36,408    2,387,132   3,783,626      --         --      102       441
 Units redeemed.............    (62,278)   (76,934)  (3,607,022) (3,561,675)    (82)    (7,413)     (12)     (577)
                             ----------  ---------  -----------  ----------   ------   -------    ------    ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (42,561)   (40,526)  (1,219,890)    221,951     (82)    (7,413)      90      (136)
                             ==========  =========  ===========  ==========   ======   =======    ======    ======

                              WELLS FARGO
                             VARIABLE TRUST
                             --------------
                              WELLS FARGO
                               ADVANTAGE
                                VT OMEGA
                             GROWTH FUND --
                                CLASS 2
                             --------------
                              PERIOD FROM
                               JULY 16 TO
                              DECEMBER 31,
                                  2010
                             --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (14,763)
 Net realized gain
   (loss) on investments....      52,536
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     453,251
 Capital gain
   distribution.............          --
                               ---------
    Increase (decrease)
     in net assets from
     operations.............     491,024
                               ---------
From capital
 transactions (note 4):
 Net premiums...............      18,486
 Death benefits.............      (7,014)
 Surrenders.................    (118,017)
 Administrative expenses....      (2,629)
 Capital contribution
   (withdrawal).............          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   2,319,443
                               ---------
    Increase (decrease)
     in net assets from
     capital transactions...   2,210,269
                               ---------
Increase (decrease) in
 net assets.................   2,701,293
Net assets at beginning
 of year....................          --
                               ---------
Net assets at end of year...   2,701,293
                               =========
Change in units (note 5):
 Units purchased............     422,411
 Units redeemed.............    (208,074)
                               ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     214,337
                               =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2010

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, they may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed the liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective November 19, 2010, the Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund -- Service Shares changed its name to the Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares.

   Eaton Vance Variable Trust -- VT Worldwide Health Sciences Fund was liquidated on September 17, 2010.

   On July 16, 2010, the Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2 was liquidated and the cash was reinvested in the Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2.

   Effective June 1, 2010, as a result of the sale of the asset management business that advised the Van Kampen family of funds to Invesco Ltd., the following fund transitions occurred: the assets and liabilities of The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; the assets and liabilities of the Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares; and the assets and liabilities of the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Comstock Fund -- Series II shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010


   On April 30, 2010, both Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund -- Service Shares and Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund -- Service Shares were liquidated and the cash was reinvested in Genworth Enhanced International Index Fund -- Service Shares.

   Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, Janus Aspen Series -- Research Core Portfolio -- Institutional Shares, Janus Aspen Series -- Global Life Sciences Portfolio -- Service Shares, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1 were liquidated on April 30, 2010.

   The Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund changed its name to Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares on April 30, 2010.

   The JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1 changed its name to JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 effective on April 30, 2010.

   The Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares on April 30, 2010.

   The Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares effective April 30, 2010.

   As a result of an organizational change, effective April 2010, the name of AIM Variable Insurance Funds was changed to AIM Variable Insurance Funds (Invesco Variable Insurance Funds). In addition, references to the names of certain Portfolios of AIM Variable Insurance Funds were changed as follows:

   AIM V.I. Basic Value Fund -- Series II shares was changed to Invesco V.I. Basic Value Fund -- Series II shares;
   AIM V.I. Capital Appreciation Fund -- Series I shares was changed to Invesco V.I. Capital Appreciation Fund -- Series I shares;
   AIM V.I. Captial Development Fund -- Series I shares was changed to Invesco V.I. Captial Development Fund -- Series I shares;
   AIM V.I. Core Equity Fund -- Series I shares was changed to Invesco V.I. Core Equity Fund -- Series I shares;
   AIM V.I. Global Real Estate Fund -- Series II shares was changed to Invesco V.I. Global Real Estate Fund -- Series II shares;
   AIM V.I. Government Securities Fund -- Series I shares was changed to Invesco V.I. Government Securities Fund -- Series I shares;
   AIM V.I. International Growth Fund -- Series II shares was changed to Invesco V.I. International Growth Fund -- Series II shares;
   AIM V.I. Large Cap Growth Fund -- Series I shares was changed to Invesco V.I. Large Cap Growth Fund -- Series I shares;
   AIM V.I. Technology Fund -- Series I shares was changed to Invesco V.I. Technology Fund -- Series I shares; and
   AIM V.I. Utilities Fund -- Series I shares was changed to Invesco V.I. Utilities Fund -- Series I shares.

   On March 12, 2010, Federated Insurance Series -- Federated Clover Value Fund II -- Primary Shares were liquidated and the cash was reinvested in Federated Capital Appreciation Fund II -- Primary Shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010


   On April 27, 2009, both J.P.Morgan Series Trust II -- JPMorgan Bond Portfolio and JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio -- Class 1 were liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan International Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust International Equity Portfolio; J.P.Morgan Series Trust II -- JPMorgan Mid Cap Value Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan Small Company Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1; and J.P.Morgan Series Trust II -- JPMorgan U.S. Large Cap Core Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1.

   The following Portfolios were not available to contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance products Trust --      Franklin Templeton Variable Insurance products Trust --
  Franklin Income Securities Fund -- Class 2 Shares            Franklin Templeton VIP Founding Funds Allocation Fund --
                                                               Class 2 Shares

   As of December 31, 2010, The Prudential Series Fund -- Equity Portfolio -- Class II Shares was available as an investment option under the contract, but not shown on the statements due to not having any activity from January 1, 2009 through December 31, 2010.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2009 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2010.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010


   The investments of the Separate Accounts are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2010.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Protection Annuity rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of the variable annuity products but would continue to service existing blocks of business. The company evaluated subsequent events through the date the financial statements were issued with the SEC.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010


(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2010 were:

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Basic
   Value Fund -- Series
   II shares.............. $  1,750,401 $  4,176,397
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares........      610,616    3,004,077
  Invesco V.I. Capital
   Development Fund --
   Series I shares........           --           48
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............      799,047    3,835,151
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......      715,985      885,997
  Invesco V.I.
   Government Securities
   Fund -- Series I
   shares.................        3,781        3,643
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................   58,775,813   67,339,349
  Invesco V.I. Large Cap
   Growth Fund -- Series
   I shares...............            6        4,488
  Invesco V.I.
   Technology Fund --
   Series I shares........           --          115
  Invesco V.I. Utilities
   Fund -- Series I
   shares.................          291           22
  Invesco Van Kampen
   V.I. Capital Growth
   Fund -- Series II
   shares.................      679,053    2,081,289
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares.......   18,825,474   32,695,024
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares..............   13,273,510   13,092,111
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B................   24,818,287   26,718,302
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B................    3,471,508    4,826,852
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B...    7,103,677   20,448,918
  AllianceBernstein
   International Value
   Portfolio -- Class B...  104,872,336  112,994,962
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...    1,390,973    4,523,408
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...   14,934,604    6,876,923
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............  121,533,150  165,334,369
American Century
  Variable Portfolios,
  Inc.
  VP Income & Growth
   Fund -- Class I........        8,100       67,645
  VP International Fund
   -- Class I.............    2,811,992    3,739,648
  VP Ultra(R) Fund --
   Class I................        5,151       25,496
  VP Value Fund -- Class
   I......................       26,441       33,012
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............    3,541,830    2,650,171
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  322,458,813  321,723,042
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......      624,338      686,622
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................    8,598,417    4,478,347
Columbia Funds Variable
  Insurance Trust I
  Columbia Marsico
   Growth Fund, Variable
   Series -- Class A......    5,903,684   10,384,490
  Columbia Marsico
   International
   Opportunities Fund,
   Variable Series --
   Class B................   51,678,831   62,797,575
DWS Variable Series II
  DWS Dreman Small Mid
   Cap Value VIP --
   Class B Shares.........       31,009       12,503
  DWS Strategic Value
   VIP -- Class B Shares..        7,168       17,197
  DWS Technology VIP --
   Class B Shares.........          213          887
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........        2,265        6,742
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.    2,468,214    2,309,522
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................       42,699      175,276

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
Eaton Vance Variable
  Trust
  VT Floating -- Rate
   Income Fund............ $ 51,452,988 $ 83,453,845
  VT Worldwide Health
   Sciences Fund..........    1,709,361   10,102,414
Evergreen Variable
  Annuity Trust
  Evergreen VA Omega
   Fund -- Class 2........    5,422,547   12,267,797
Federated Insurance
  Series
  Federated Capital
   Appreciation Fund II
   -- Primary Shares......   14,154,856    2,300,576
  Federated Capital
   Income Fund II.........    2,608,906    3,952,038
  Federated Clover Value
   Fund II -- Primary
   Shares.................      372,004   14,482,202
  Federated High Income
   Bond Fund II --
   Primary Shares.........   15,385,360   17,327,835
  Federated High Income
   Bond Fund II --
   Service Shares.........   23,098,266   19,315,084
  Federated Kaufmann
   Fund II -- Service
   Shares.................   60,666,075   56,253,957
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset ManagerSM
   Portfolio -- Initial
   Class..................    6,486,363   15,387,536
  VIP Asset ManagerSM
   Portfolio -- Service
   Class 2................    3,757,762    6,153,354
  VIP Balanced Portfolio
   -- Service Class 2.....   48,420,179   50,169,784
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................   22,808,190   45,029,019
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................   43,746,040   63,198,670
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................      668,632      912,974
  VIP Equity-Income
   Portfolio -- Initial
   Class..................   15,450,174   34,331,285
  VIP Equity-Income
   Portfolio -- Service
   Class 2................   21,259,490   33,209,495
  VIP Growth & Income
   Portfolio -- Initial
   Class..................    6,496,359   10,536,707
  VIP Growth & Income
   Portfolio -- Service
   Class 2................    2,726,138    5,234,895
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................    2,174,975    4,226,114
  VIP Growth Portfolio
   -- Initial Class.......    7,821,304   18,437,645
  VIP Growth Portfolio
   -- Service Class 2.....    4,216,197   11,352,511
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........   18,068,903   18,609,042
  VIP Mid Cap Portfolio
   -- Initial Class.......          480          536
  VIP Mid Cap Portfolio
   -- Service Class 2.....   31,989,673   49,214,165
  VIP Overseas Portfolio
   -- Initial Class.......    6,284,382   10,811,985
  VIP Value Strategies
   Portfolio -- Service
   Class 2................    6,834,174    7,045,073
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........  464,885,016  518,416,981
  Franklin Large Cap
   Growth Securities
   Fund -- Class 2 Shares.       22,275       70,119
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........   98,820,631  113,923,139
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........   66,612,270   91,298,156
  Templeton Foreign
   Securities Fund --
   Class 1 Shares.........    4,438,289    4,441,824
  Templeton Foreign
   Securities Fund --
   Class 2 Shares.........    2,769,508    3,630,726
  Templeton Global Asset
   Allocation Fund --
   Class 2 Shares.........       54,180      144,670
  Templeton Global Bond
   Securities Fund --
   Class 1 Shares.........    2,914,487    2,286,256
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........    5,853,095    7,340,800
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......    1,334,341    4,809,892
  Income Fund -- Class 1
   Shares.................   20,475,482   27,125,544
  International Equity
   Fund -- Class 1 Shares.    4,181,395    7,460,545
  Mid-Cap Equity Fund --
   Class 1 Shares.........   20,931,578   35,783,915
  Money Market Fund.......  481,429,675  542,624,403

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
  Premier Growth Equity
   Fund -- Class 1 Shares. $  4,667,297 $ 11,868,574
  Real Estate Securities
   Fund -- Class 1 Shares.   51,905,945   59,435,002
  S&P 500(R) Index Fund...   25,413,983   54,284,097
  Small-Cap Equity Fund
   -- Class 1 Shares......    8,138,785   18,410,284
  Total Return Fund --
   Class 1 Shares.........  136,127,808  201,580,128
  Total Return Fund --
   Class 3 Shares.........  545,318,053  627,197,096
  U.S. Equity Fund --
   Class 1 Shares.........    4,473,114   10,852,784
Genworth Variable
  Insurance Trust
  Genworth Calamos
   Growth Fund --
   Service Shares.........   71,388,997   61,787,326
  Genworth Davis NY
   Venture Fund --
   Service Shares.........    1,774,224    1,538,573
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......   61,559,579   87,484,791
  Genworth Enhanced
   International Index
   Fund -- Service Shares.   75,020,815   60,828,828
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................  235,425,488  150,558,553
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.   75,030,904  114,567,364
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........  244,846,250  184,054,732
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.   63,351,491   54,847,118
  Genworth Putnam
   International Capital
   Opportunities Fund --
   Service Shares.........   17,439,615   42,767,519
  Genworth Thornburg
   International Value
   Fund -- Service Shares.   22,245,095   44,887,817
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...    5,923,935    8,366,234
  Goldman Sachs Mid Cap
   Value Fund.............   17,093,392   29,275,418
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Balanced
   Portfolio -- Class 1...       48,946      176,174
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...   12,221,186   10,635,708
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1...    7,004,073    5,804,345
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1................       27,613       28,865
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1...    2,193,149    2,587,246
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................    1,773,107    1,650,779
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1...    1,730,310    1,666,335
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...       21,981       48,206
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...        6,024          818
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...    6,912,168    5,905,178
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares...   16,307,683   34,133,727
  Balanced Portfolio --
   Service Shares.........   70,420,302   87,006,745
  Enterprise Portfolio
   -- Institutional
   Shares.................    4,879,630   14,145,103
  Enterprise Portfolio
   -- Service Shares......    1,995,076    3,008,019
  Flexible Bond
   Portfolio --
   Institutional Shares...   15,803,054   17,613,928
  Forty Portfolio --
   Institutional Shares...    7,532,160   18,976,692
  Forty Portfolio --
   Service Shares.........   61,325,383  115,676,610
  Global Life Sciences
   Portfolio -- Service
   Shares.................      262,530    7,698,924
  Global Technology
   Portfolio -- Service
   Shares.................    2,952,093    3,309,680
  Janus Portfolio --
   Institutional Shares...    4,280,188   15,575,252
  Janus Portfolio --
   Service Shares.........      127,238    1,486,475
  Overseas Portfolio --
   Institutional Shares...   20,599,746   35,990,172
  Overseas Portfolio --
   Service Shares.........      446,335    5,413,237
  Research Core
   Portfolio --
   Institutional Shares...          126        4,078
  Worldwide Portfolio --
   Institutional Shares...    3,951,186   13,330,000
  Worldwide Portfolio --
   Service Shares.........      861,392    2,395,222

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------            ------------ ------------
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II.............. $    683,428 $  2,133,400
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class I..    1,492,984    2,684,084
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II.    5,699,326    6,200,603
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I..    4,866,786    6,464,462
  Legg Mason ClearBridge
   Variable Large Cap
   Value Portfolio --
   Class I...............    2,875,734    4,477,999
Legg Mason Partners
  Variable Income Trust
  Legg Mason Western
   Asset Variable
   Strategic Bond
   Portfolio -- Class I..    9,350,344   11,311,064
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................    1,027,163    4,052,145
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........      600,846    2,504,053
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........   11,957,645   12,415,375
  MFS(R) Strategic
   Income Series --
   Service Class Shares..      263,594      616,917
  MFS(R) Total Return
   Series -- Service
   Class Shares..........   44,143,395   46,675,706
  MFS(R) Utilities
   Series -- Service
   Class Shares..........    8,599,673   14,908,229
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA --
   Non-Service Shares....    2,618,192    6,044,484
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares................   15,518,410   18,792,693
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.    2,634,658   10,801,880
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....    1,021,070    2,887,148
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....   20,206,190   23,028,442
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares........   56,851,695   67,799,348
  Oppenheimer High
   Income Fund/VA --
   Non-Service Shares....    3,832,096    4,740,559
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........  231,029,287  182,815,894
  Oppenheimer Main
   Street Small Cap
   Fund/VA -- Service
   Shares................  114,642,182   70,071,581
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA --
   Non-Service Shares....    2,526,867    6,413,828
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA -- Service
   Shares................    1,183,257    1,149,181
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..   17,543,059    5,100,831
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........    1,866,966    2,432,338
  High Yield Portfolio
   -- Administrative
   Class Shares..........   89,418,631   95,863,435
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   40,780,837   77,994,401
  Low Duration Portfolio
   -- Administrative
   Class Shares..........  274,910,833  315,308,863
  Total Return Portfolio
   -- Administrative
   Class Shares..........  377,169,843  330,602,929
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..    4,448,128    6,640,487
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class I
   - 2 Shares............    6,480,222   12,154,216
  Alger Small Cap Growth
   Portfolio -- Class I
   - 2 Shares............    7,769,338   12,050,144
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................   19,020,423   24,611,640
  Jennison Portfolio --
   Class II Shares.......      226,932      730,944
  Natural Resources
   Portfolio -- Class II
   Shares................   31,816,168   47,697,006
  SP International
   Growth Portfolio --
   Class II Shares.......          164          964
  SP Prudential U.S.
   Emerging Growth
   Portfolio -- Class II
   Shares................        1,275          509
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............    4,348,183    2,152,563

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010


(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      0.40% -- 2.40% of the daily value of
 (INCLUDING BENEFIT RIDERS)             the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (C) CAPITALIZATION

   Affiliates of the Separate Account have capitalized certain portfolios of Genworth Variable Insurance Trust.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010


  (D) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (E) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (F) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Fund") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM currently serves as investment adviser to the Fund. As compensation for its services, GFWM is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate for the following series as follows: 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares.

  (5) CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2010 and 2009 are reflected in the Statements of Changes in Net Assets.

  (6) FINANCIAL HIGHLIGHTS

   GLAIC variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2010, 2009, 2008, 2007 and 2006 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2010 and were available to contract owners during 2010.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                    EXPENSES AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable
  Insurance Funds)
 Invesco V.I. Basic Value Fund --
   Series II shares
   2010............................ 1.45% to 2.30% 1,024,833 11.85 to  8.13 11,426    0.34%      5.40% to    4.49%
   2009............................ 1.45% to 2.30% 1,244,958 11.24 to  7.78 13,225    1.21%     45.60% to   44.34%
   2008............................ 1.45% to 2.30% 1,471,353  7.72 to  5.39 10,642    2.32%   (52.60)% to (53.01)%
   2007............................ 1.45% to 2.30% 1,659,393 16.29 to 11.47 25,722    0.36%    (0.11)% to  (0.98)%
   2006............................ 1.45% to 2.30% 1,909,128 16.31 to 11.58 29,813    0.41%     11.31% to   10.35%
 Invesco V.I. Capital Appreciation
   Fund -- Series I shares
   2010............................ 0.75% to 2.10% 1,661,457  6.44 to  9.23 11,055    0.72%     14.62% to   13.07%
   2009............................ 0.75% to 2.10% 2,055,902  5.62 to  8.16 12,020    0.62%     20.17% to   18.54%
   2008............................ 0.75% to 2.10% 2,405,091  4.68 to  6.89 11,716    0.00%   (42.92)% to (43.70)%
   2007............................ 0.75% to 2.10% 3,057,845  8.19 to 12.23 25,929    0.00%     11.17% to    9.65%
   2006............................ 0.75% to 2.30% 3,971,594  7.37 to 11.01 30,220    0.06%      5.51% to    3.86%
 Invesco V.I. Capital Development
   Fund -- Series I shares
   2010............................ 0.75% to 0.75%       507 14.10 to 14.10      7    0.00%     17.89% to   17.89%
   2009............................ 0.75% to 0.75%       507 11.96 to 11.96      6    0.00%     41.30% to   41.30%
   2008............................ 0.75% to 0.75%     2,002  8.47 to  8.47     17    1.66%   (47.42)% to (47.42)%
   2007............................ 0.75% to 0.75%     1,328 16.10 to 16.10     21    3.05%     10.01% to   10.01%
   2006............................ 0.75% to 0.75%     1,195 14.64 to 14.64     17    0.12%     15.65% to   15.65%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2010............................ 0.75% to 2.30% 1,232,785  9.73 to 10.39 13,194    0.94%      8.73% to    7.04%
   2009............................ 0.75% to 2.30% 1,515,620  8.95 to  9.71 15,053    1.76%     27.34% to   25.35%
   2008............................ 0.75% to 2.30% 1,854,854  7.03 to  7.75 14,617    2.07%   (30.67)% to (31.75)%
   2007............................ 0.75% to 2.30% 2,208,336 10.14 to 11.35 25,386    1.02%      7.30% to    5.62%
   2006............................ 0.75% to 0.75% 2,749,575  9.45 to  9.45 29,700    0.81%     15.83% to   15.83%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2010............................ 1.45% to 2.20%    22,456 12.16 to  6.98    242    4.63%     15.54% to   14.66%
   2009............................ 1.45% to 2.20%    43,366 10.53 to  6.09    396    0.00%     29.20% to   28.21%
   2008............................ 1.45% to 2.20%    47,714  8.15 to  4.75    339   15.03%   (45.52)% to (45.94)%
   2007............................ 1.45% to 2.20%    17,946 14.96 to 11.71    242   10.30%    (7.14)% to  (7.85)%
   2006............................ 1.45% to 2.05%     2,948 16.11 to 14.94     47    2.29%     40.18% to   39.33%
 Invesco V.I. Government
   Securities Fund --
   Series I shares
   2010............................ 0.75% to 0.75%       183 15.56 to 15.56      3    7.16%      4.61% to    4.61%
   2009............................ 0.75% to 0.75%       183 14.88 to 14.88      3    4.44%    (0.61)% to  (0.61)%
   2008............................ 0.75% to 0.75%     1,504 14.97 to 14.97     22    4.17%     11.47% to   11.47%
   2007............................ 0.75% to 0.75%     1,558 13.43 to 13.43     21    5.18%      5.54% to    5.54%
   2006............................ 0.75% to 0.75%     1,223 12.72 to 12.72     16    7.79%      2.78% to    2.78%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                    EXPENSES AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. International Growth
   Fund -- Series II shares
   2010............................ 1.45% to 2.55% 5,363,817 15.15 to  8.64 64,184   1.64%      10.98% to    9.74%
   2009............................ 1.45% to 2.55% 6,644,958 13.65 to  7.88 67,967   1.42%      32.96% to   31.47%
   2008............................ 1.45% to 2.55% 6,349,635 10.27 to  5.99 51,090   0.49%    (41.39)% to (42.05)%
   2007............................ 1.45% to 2.55% 5,648,638 17.52 to 10.34 89,441   0.47%      12.75% to    5.07%
   2006............................ 1.45% to 2.30% 2,947,792 15.54 to 13.39 43,431   1.38%      26.03% to   24.95%
 Invesco V.I. Large Cap Growth
   Fund -- Series I shares
   2010............................ 1.45% to 1.45%       126 10.15 to 10.15      1   0.48%      15.55% to   15.55%
   2009............................ 1.45% to 2.05%       665  8.78 to  8.59      6   0.17%      24.17% to   23.41%
   2008............................ 1.45% to 1.45%     2,501  7.07 to  7.07     18   0.01%    (39.18)% to (39.18)%
   2007............................ 1.45% to 1.45%     2,692 11.63 to 11.63     31   0.03%      13.96% to   13.96%
   2006............................ 1.45% to 2.20%     2,805 10.20 to 10.15     29   0.22%       2.03% to    1.51%
 Invesco V.I. Technology Fund --
   Series I shares
   2010............................ 0.75% to 0.75%     3,227  3.67 to  3.67     12   0.00%      20.39% to   20.39%
   2009............................ 0.75% to 0.75%     3,240  3.05 to  3.05     10   0.00%      56.18% to   56.18%
   2008............................ 0.75% to 0.75%     3,253  1.95 to  1.95      6   0.00%    (44.92)% to (44.92)%
   2007............................ 0.75% to 0.75%     3,184  3.55 to  3.55     11   0.00%       6.89% to    6.89%
   2006............................ 0.75% to 0.75%     3,165  3.32 to  3.32     11   0.00%       9.66% to    9.66%
 Invesco V.I. Utilities Fund --
   Series I shares
   2010............................ 0.75% to 0.75%       298 10.36 to 10.36      3   3.72%       5.50% to    5.50%
   2009............................ 0.75% to 0.75%       279  9.82 to  9.82      3   4.76%      14.07% to   14.07%
   2008............................ 0.75% to 0.75%       404  8.61 to  8.61      3   3.05%    (32.86)% to (32.86)%
   2007............................ 0.75% to 0.75%       290 12.82 to 12.82      4   2.00%      19.73% to   19.73%
   2006............................ 0.75% to 0.75%       817 10.71 to 10.71      9   3.28%      24.52% to   24.52%
 Invesco Van Kampen V.I. Capital
   Growth Fund -- Series II shares
   2010............................ 1.45% to 2.20%   607,306 14.82 to 12.25  7,547   0.00%      17.83% to   16.94%
   2009............................ 1.45% to 2.20%   728,917 12.58 to 10.48  7,696   0.00%      63.24% to   62.00%
   2008............................ 1.45% to 2.20%   768,760  7.71 to  6.47  4,972   0.20%    (49.85)% to (50.24)%
   2007............................ 1.45% to 2.20%   889,144 15.37 to 12.99 11,432   0.00%      14.94% to   14.06%
   2006............................ 1.45% to 2.30% 1,002,002 13.37 to 10.56 11,111   0.00%       1.14% to    0.27%
 Invesco Van Kampen V.I. Equity
   and Income Fund --
   Series II shares
   2010............................ 1.45% to 2.55% 1,478,342  9.91 to  9.51 14,342   1.92%      10.41% to    9.18%
   2009............................ 1.45% to 2.55% 1,446,343  8.97 to  8.71 12,783   2.83%      20.71% to   19.37%
   2008............................ 1.45% to 2.55% 1,246,305  7.43 to  7.30  9,170   3.20%    (23.80)% to (24.65)%
   2007............................ 1.45% to 2.55%   729,990  9.76 to  9.68  7,085   0.59%     (3.59)% to  (4.67)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                  EXPENSES AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Invesco Van Kampen V.I.
   Comstock Fund --
   Series II shares
   2010.......................... 1.45% to 2.55%  3,775,362 14.93 to  8.05  48,250   0.14%      14.02% to   12.75%
   2009.......................... 1.45% to 2.55%  4,892,907 13.09 to  7.14  55,253   4.31%      26.55% to   25.13%
   2008.......................... 1.45% to 2.55%  5,740,584 10.35 to  5.70  51,764   2.74%    (36.73)% to (37.44)%
   2007.......................... 1.45% to 2.55%  9,721,170 16.35 to  9.12 131,463   1.56%     (3.75)% to (12.88)%
   2006.......................... 1.45% to 2.30%  7,575,129 16.99 to 11.94 111,331   2.41%      14.37% to   13.38%
AllianceBernstein Variable
  Products Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2010.......................... 1.45% to 2.55%  2,786,369  9.35 to  9.00  25,232   2.62%       8.70% to    7.49%
   2009.......................... 1.45% to 2.55%  3,039,389  8.60 to  8.38  25,460   0.82%      22.65% to   21.28%
   2008.......................... 1.45% to 2.55%  2,363,636  7.01 to  6.91  16,167   3.18%    (31.22)% to (31.99)%
   2007.......................... 1.45% to 2.55%    724,121 10.19 to 10.15   7,350   0.00%       5.66% to    4.49%
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2010.......................... 1.45% to 2.10%    394,801 16.07 to 11.18   5,915   2.17%      16.86% to   16.09%
   2009.......................... 1.45% to 2.10%    506,727 13.75 to  9.63   6,577   0.00%      50.92% to   49.93%
   2008.......................... 1.45% to 2.10%    352,242  9.11 to  6.42   3,098   0.00%    (48.23)% to (48.57)%
   2007.......................... 1.45% to 2.10%    367,210 17.60 to 12.49   6,431   0.00%      18.15% to   17.36%
   2006.......................... 1.45% to 2.30%    279,527 14.90 to 11.26   4,147   0.00%       6.81% to    5.90%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2010.......................... 1.15% to 2.30%  5,683,543 13.06 to  9.22  62,977   0.00%      11.50% to   10.21%
   2009.......................... 1.15% to 2.30%  6,922,845 11.71 to  8.37  68,933   3.49%      18.97% to   17.58%
   2008.......................... 1.15% to 2.30%  8,422,022  9.84 to  7.12  70,944   4.34%    (41.38)% to (42.06)%
   2007.......................... 1.15% to 2.30% 10,474,263 16.79 to 12.28 151,327   1.54%       3.65% to    2.44%
   2006.......................... 1.15% to 2.30% 13,122,419 16.20 to 11.99 183,423   1.15%      15.64% to   14.30%
 AllianceBernstein International
   Value Portfolio -- Class B
   2010.......................... 1.45% to 2.55% 10,331,067 10.51 to  5.95  81,554   2.85%       2.79% to    1.64%
   2009.......................... 1.45% to 2.55% 11,097,457 10.22 to  5.86  87,523   1.12%      32.41% to   30.93%
   2008.......................... 1.45% to 2.55% 11,076,363  7.72 to  4.47  68,474   2.08%    (53.96)% to (54.48)%
   2007.......................... 1.45% to 2.55% 12,061,917 16.77 to  9.83 180,154   2.45%       4.04% to  (2.59)%
   2006.......................... 1.45% to 2.30%  6,462,121 16.12 to 14.06  98,953   1.37%      33.17% to   32.02%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2010.......................... 1.45% to 2.30%  2,031,712 13.21 to  9.95  14,888   0.28%       8.24% to    7.31%
   2009.......................... 1.45% to 2.30%  2,483,124 12.21 to  9.27  16,764   0.00%      35.12% to   33.95%
   2008.......................... 1.45% to 2.30%  2,968,259  9.03 to  6.92  14,864   0.00%    (40.69)% to (41.21)%
   2007.......................... 1.45% to 2.30%  3,521,483 15.23 to 11.77  29,206   0.00%      11.96% to   10.99%
   2006.......................... 1.45% to 2.30%  4,382,691 13.61 to 10.61  32,212   0.00%     (2.08)% to  (2.92)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2010........................... 1.45% to 2.30%  1,559,796 10.63 to 10.21  16,698   0.00%      34.61% to   33.45%
   2009........................... 1.45% to 2.20%    725,939  7.90 to  7.68   5,848   0.00%      39.23% to   38.18%
   2008........................... 1.45% to 2.20%    791,595  5.67 to  5.56   4,590   0.00%    (46.41)% to (46.82)%
   2007........................... 1.45% to 1.70%  1,047,111 10.59 to 10.19  11,344   0.00%      12.04% to   11.75%
   2006........................... 1.50% to 1.70%    781,360  9.24 to  9.12   7,654   0.00%       8.85% to    8.63%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection
   Fund -- Class II
   2010........................... 1.45% to 2.55%  7,721,667 11.74 to 11.10  87,434   1.66%       3.57% to    2.42%
   2009........................... 1.45% to 2.55% 11,759,735 11.34 to 10.84 128,852   1.88%       8.64% to    7.43%
   2008........................... 1.45% to 2.55%  8,364,576 10.44 to 10.09  84,952   1.46%     (3.03)% to  (4.11)%
   2007........................... 1.45% to 2.30%    387,959 10.76 to 10.61   4,157   4.68%       7.91% to    6.98%
   2006........................... 1.45% to 2.30%    389,505  9.97 to  9.92   3,877   3.38%       0.11% to  (0.75)%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth
   Fund -- Class I
   2010........................... 1.45% to 2.05%      9,392 13.62 to  9.56     102   1.46%      12.49% to   11.81%
   2009........................... 1.45% to 2.05%     14,396 12.11 to  8.55     150   4.35%      16.39% to   15.68%
   2008........................... 1.45% to 2.05%     10,530 10.40 to  7.39      88   2.00%    (35.54)% to (35.93)%
   2007........................... 1.45% to 2.05%      9,983 16.14 to 11.54     132   1.83%     (1.52)% to  (2.13)%
   2006........................... 1.45% to 2.05%      9,996 16.39 to 11.79     136   1.21%      15.39% to   14.69%
 VP International Fund -- Class I
   2010........................... 1.45% to 2.20%     88,669 18.25 to  8.42   1,174   2.18%      11.65% to   10.80%
   2009........................... 1.45% to 2.20%    181,662 16.35 to  7.60   2,038   2.24%      31.83% to   30.82%
   2008........................... 1.45% to 2.20%    222,588 12.40 to  5.81   1,908   0.80%    (45.62)% to (46.04)%
   2007........................... 1.45% to 2.20%    205,260 22.80 to 12.42   3,331   0.58%      16.34% to   15.45%
   2006........................... 1.45% to 2.05%    111,161 19.60 to 13.06   1,556   0.06%      23.22% to   22.47%
 VP Ultra(R) Fund -- Class I
   2010........................... 1.45% to 2.05%      5,168 12.89 to 10.19      56   0.55%      14.40% to   13.71%
   2009........................... 1.45% to 2.05%      6,963 11.27 to  8.96      68   0.25%      32.53% to   31.72%
   2008........................... 1.45% to 2.05%      6,048  8.50 to  6.81      43   0.00%    (42.33)% to (42.68)%
   2007........................... 1.45% to 2.05%      4,990 14.74 to 11.87      62   0.00%      19.25% to   18.52%
   2006........................... 1.45% to 2.05%      5,745 12.36 to 10.02      60   0.00%     (4.67)% to  (5.25)%
 VP Value Fund -- Class I
   2010........................... 1.45% to 1.45%     14,013 15.09 to 15.09     211   2.23%      11.78% to   11.78%
   2009........................... 1.45% to 2.05%     14,765 13.50 to  9.60     197   5.51%      18.13% to   17.41%
   2008........................... 1.45% to 2.10%     16,009 11.43 to  7.43     176   7.26%    (27.84)% to (28.32)%
   2007........................... 1.45% to 2.10%     14,003 15.84 to 10.37     212   6.30%     (6.52)% to  (7.14)%
   2006........................... 1.45% to 2.05%     22,032 16.94 to 12.27     308   2.37%      16.94% to   16.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                  EXPENSES AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
BlackRock Variable Series
  Funds, Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2010.......................... 1.45% to 2.30%  1,177,535 11.73 to 10.69  12,848    1.47%     10.88% to    9.93%
   2009.......................... 1.45% to 2.30%  1,087,566 10.58 to  9.73  10,705    1.87%     28.97% to   27.86%
   2008.......................... 1.45% to 2.30%  1,119,238  8.20 to  7.61   8,865    2.10%   (37.82)% to (38.36)%
   2007.......................... 1.45% to 2.30%  1,229,722 13.19 to 12.34  16,049    2.41%      0.05% to  (0.82)%
   2006.......................... 1.45% to 2.30%  1,008,415 13.18 to 12.44  13,161    4.05%     19.84% to   18.81%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2010.......................... 1.45% to 2.55% 43,089,284 14.90 to 10.78 503,674    1.12%      8.17% to    6.96%
   2009.......................... 1.45% to 2.55% 42,888,160 13.78 to 10.08 466,813    2.02%     19.16% to   17.83%
   2008.......................... 1.45% to 2.55% 37,014,846 11.56 to  8.55 343,978    2.67%   (20.84)% to (21.72)%
   2007.......................... 1.45% to 2.55% 20,599,329 14.61 to 10.93 265,528    5.93%     15.05% to   14.10%
   2006.......................... 1.45% to 2.30%  5,164,141 12.69 to 11.78  60,201    9.12%     14.72% to   13.74%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2010.......................... 1.45% to 1.85%    311,277 10.94 to 10.65   3,386    0.45%     13.43% to   12.97%
   2009.......................... 1.45% to 2.10%    316,268  9.64 to  9.29   3,034    0.38%     24.79% to   23.97%
   2008.......................... 1.45% to 2.10%    310,603  7.73 to  7.49   2,390    0.26%   (41.75)% to (42.14)%
   2007.......................... 1.45% to 2.10%    245,703 13.27 to 12.95   3,246    0.06%      6.49% to    5.79%
   2006.......................... 1.45% to 2.30%    234,288 12.46 to 11.34   2,912    0.06%      5.34% to    4.43%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2010.......................... 1.45% to 2.30%    897,172 12.34 to 10.26  10,786    0.64%     26.45% to   25.36%
   2009.......................... 1.45% to 2.30%    554,479  9.76 to  8.18   5,196    0.61%     26.21% to   25.12%
   2008.......................... 1.45% to 2.30%    582,155  7.73 to  6.54   4,345    3.25%   (41.08)% to (41.59)%
   2007.......................... 1.45% to 2.30%    575,082 13.12 to 11.20   7,408    5.34%    (2.59)% to  (3.43)%
   2006.......................... 1.45% to 2.30%    543,167 13.47 to 11.59   7,200   47.14%     10.65% to    9.70%
Columbia Funds Variable
  Insurance Trust I
 Columbia Marsico Growth
   Fund, Variable
   Series -- Class A
   2010.......................... 1.45% to 2.30%  2,739,466 15.75 to 11.00  38,736    0.12%     19.79% to   18.76%
   2009.......................... 1.45% to 2.30%  3,064,123 13.15 to  9.26  36,308    0.78%     24.83% to   23.75%
   2008.......................... 1.45% to 2.30%  3,282,592 10.53 to  7.49  32,303    0.31%   (40.33)% to (40.84)%
   2007.......................... 1.45% to 2.30%  4,177,012 17.65 to 12.65  71,729    0.08%     15.76% to   14.76%
   2006.......................... 1.45% to 2.30%  3,884,022 15.25 to 11.03  57,287    0.00%      4.56% to    3.66%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2010.......................... 1.45% to 2.55%  5,532,824 20.08 to  8.44  75,805    0.68%     12.08% to   10.83%
   2009.......................... 1.45% to 2.55%  6,441,360 17.91 to  7.62  78,350    1.88%     35.95% to   34.43%
   2008.......................... 1.45% to 2.55%  6,825,330 13.18 to  5.67  64,646   10.70%   (49.24)% to (49.80)%
   2007.......................... 1.45% to 2.55%  6,718,136 25.96 to 11.29 141,978    1.86%     17.93% to   19.81%
   2006.......................... 1.45% to 2.30%  5,251,780 22.01 to 13.42 101,186    1.34%     21.44% to   20.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                          NET   INVESTMENT
                                    % OF AVERAGE                         ASSETS   INCOME
                                   NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- ------- -------------- ------ ---------- --------------------
DWS Variable Series II
 DWS Dreman Small Mid Cap Value
   VIP -- Class B Shares
   2010........................... 1.45% to 2.05%   5,084 22.79 to 12.52   111     0.80%     20.89% to   20.15%
   2009........................... 1.45% to 2.05%   4,256 18.85 to 10.42    73     1.63%     27.41% to   26.63%
   2008........................... 1.45% to 2.05%   4,267 14.80 to  8.23    59    10.33%   (34.64)% to (35.04)%
   2007........................... 1.45% to 2.05%   4,211 22.64 to 12.66    89     3.79%      1.17% to    0.55%
   2006........................... 1.45% to 2.05%   3,490 22.37 to 12.60    72     0.38%     22.79% to   22.05%
 DWS Strategic Value
   VIP -- Class B Shares
   2010........................... 1.45% to 2.05%   8,091 12.34 to  8.26    78     1.64%     10.51% to    9.84%
   2009........................... 1.45% to 2.05%   9,106 11.17 to  7.52    81     4.30%     23.13% to   22.38%
   2008........................... 1.45% to 2.05%   9,267  9.07 to  6.14    67     7.12%   (46.94)% to (47.27)%
   2007........................... 1.45% to 2.05%   9,105 17.10 to 11.65   129     1.05%    (3.61)% to  (4.20)%
   2006........................... 1.45% to 2.05%   8,948 17.74 to 12.16   133     0.85%     16.50% to   15.79%
 DWS Technology
   VIP -- Class B Shares
   2010........................... 1.45% to 1.50%     771 14.41 to 16.32    11     0.00%     16.25% to   16.19%
   2009........................... 1.45% to 1.50%     806 12.40 to 14.04    10     0.00%     57.61% to   57.53%
   2008........................... 1.45% to 1.50%     852  7.86 to  8.91     7     0.00%   (47.22)% to (47.25)%
   2007........................... 1.45% to 1.50%     792 14.90 to 16.90    12     0.00%     12.18% to   12.12%
   2006........................... 1.45% to 2.05%     759 13.28 to 10.46    10     0.00%    (1.02)% to  (1.62)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2010........................... 1.45% to 2.05%   6,928 15.98 to 10.62   103     0.96%     25.26% to   24.49%
   2009........................... 1.45% to 2.05%   7,278 12.76 to  8.53    86     1.37%     33.54% to   32.73%
   2008........................... 1.45% to 2.05%   9,473  9.56 to  6.43    86     7.20%   (41.29)% to (41.64)%
   2007........................... 1.45% to 2.05%   9,176 16.27 to 11.01   144     2.47%      0.02% to  (0.59)%
   2006........................... 1.45% to 2.05%  10,174 16.27 to 11.08   157     1.84%      6.19% to    5.55%
 Dreyfus Variable Investment
   Fund -- Money Market Portfolio
   2010........................... 1.45% to 2.05%  60,971 10.42 to 10.18   632     0.01%    (1.44)% to  (2.04)%
   2009........................... 1.45% to 2.20%  45,268 10.57 to  9.98   473     0.15%    (1.32)% to  (2.08)%
   2008........................... 1.45% to 2.05%  75,117 10.72 to 10.60   798     2.24%      1.05% to    0.44%
   2007........................... 1.45% to 2.20%  60,564 10.61 to 10.43   638     4.32%      3.30% to    2.51%
   2006........................... 1.45% to 2.05%  50,811 10.27 to 10.28   523     4.59%      3.09% to    2.46%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. --
   Initial Shares
   2010........................... 1.50% to 2.05% 597,064  6.69 to 11.24 4,013     0.85%     13.09% to   12.46%
   2009........................... 1.50% to 2.05% 612,680  5.92 to 10.00 3,642     0.96%     31.75% to   31.01%
   2008........................... 1.50% to 2.05% 668,346  4.49 to  7.63 3,015     0.76%   (35.41)% to (35.77)%
   2007........................... 1.50% to 2.05% 723,086  6.95 to 11.88 5,055     0.54%      6.16% to    5.56%
   2006........................... 1.45% to 2.05% 813,509 13.77 to 11.25 5,372     0.11%      7.62% to    6.97%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                            NET    INVESTMENT
                                    % OF AVERAGE                           ASSETS    INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------- ---------- --------------------
Eaton Vance Variable Trust
 VT Floating -- Rate Income
   Fund
   2010........................... 1.45% to 2.55% 2,710,733 12.03 to 10.37  32,192    4.17%      7.54% to    6.34%
   2009........................... 1.45% to 2.55% 5,811,349 11.18 to  9.75  62,369    4.81%     42.22% to   40.63%
   2008........................... 1.45% to 2.55% 5,262,454  7.86 to  6.93  39,804    5.63%   (28.19)% to (28.99)%
   2007........................... 1.45% to 2.55% 6,162,498 10.95 to  9.77  65,664    5.83%      0.14% to  (3.46)%
   2006........................... 1.45% to 2.30% 4,295,739 10.94 to 10.34  46,744    5.79%      3.98% to    3.08%
Federated Insurance Series
 Federated Capital Appreciation
   Fund II -- Primary Shares
   2010........................... 1.15% to 1.60% 1,194,955 10.78 to 10.74  12,856    0.00%      9.78% to    9.29%
 Federated Capital Income Fund II
   2010........................... 1.15% to 1.60%   588,797 19.52 to  9.70   8,732    6.28%     10.80% to   10.30%
   2009........................... 1.15% to 1.60%   721,714 17.61 to  8.79   9,640    6.32%     26.80% to   26.23%
   2008........................... 1.15% to 1.60%   855,909 13.89 to  6.96   9,050    6.06%   (21.30)% to (21.65)%
   2007........................... 1.15% to 1.60% 1,088,722 17.65 to  8.89  14,801    5.30%      2.83% to    2.37%
   2006........................... 1.15% to 1.60% 1,431,042 17.16 to  8.68  18,752    6.04%     14.32% to   13.80%
 Federated High Income Bond
   Fund II -- Primary Shares
   2010........................... 1.15% to 1.60% 1,297,630 26.34 to 15.52  26,334    8.25%     13.41% to   12.90%
   2009........................... 1.15% to 1.60% 1,496,563 23.22 to 13.75  26,825   10.21%     51.09% to   50.41%
   2008........................... 1.15% to 1.60% 1,467,058 15.37 to  9.14  17,443   10.25%   (26.85)% to (27.18)%
   2007........................... 1.15% to 1.60% 2,067,050 21.01 to 12.55  33,363    8.24%      2.23% to    1.77%
   2006........................... 1.15% to 1.60% 2,734,643 20.55 to 12.33  43,511    9.06%      9.53% to    9.04%
 Federated High Income Bond
   Fund II -- Service Shares
   2010........................... 1.45% to 2.30% 2,419,205 16.44 to 13.23  39,664    7.87%     12.73% to   11.75%
   2009........................... 1.45% to 2.30% 2,322,730 14.59 to 11.84  33,936    9.28%     50.27% to   48.97%
   2008........................... 1.45% to 2.30% 2,234,174  9.71 to  7.94  21,881    9.67%   (27.17)% to (27.80)%
   2007........................... 1.45% to 2.30% 2,825,333 13.33 to 11.00  38,240    7.57%      1.68% to    0.80%
   2006........................... 1.45% to 2.30% 3,139,428 13.11 to 10.92  41,883    8.12%      8.97% to    8.03%
 Federated Kaufmann
   Fund II -- Service Shares
   2010........................... 1.45% to 2.55% 5,947,890 18.62 to  9.06  72,506    0.00%     16.04% to   14.75%
   2009........................... 1.45% to 2.55% 4,895,409 16.05 to  7.90  56,115    0.00%     27.23% to   25.81%
   2008........................... 1.45% to 2.55% 4,812,138 12.61 to  6.28  45,845    2.98%   (42.75)% to (43.39)%
   2007........................... 1.45% to 2.10% 2,613,449 22.03 to 15.47  56,888    1.73%     18.87% to   18.08%
   2006........................... 1.45% to 2.30% 2,729,349 18.54 to 11.88  49,853    0.60%     12.94% to   11.97%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/
   Portfolio -- Initial Class
   2010........................... 1.15% to 1.60% 2,414,468 38.28 to 12.56  74,847    2.15%     12.95% to   12.44%
   2009........................... 1.15% to 1.60% 2,680,632 33.89 to 11.17  75,497    2.53%     27.63% to   27.05%
   2008........................... 1.15% to 1.60% 3,076,370 26.55 to  8.79  68,001    8.71%   (29.54)% to (29.86)%
   2007........................... 1.15% to 1.60% 3,723,741 37.69 to 12.54 116,426    6.07%     14.17% to   13.65%
   2006........................... 1.15% to 1.60% 4,607,975 33.01 to 11.03 125,274    2.85%      6.09% to    5.61%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                 EXPENSES AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Asset Manager/SM/
   Portfolio -- Service Class 2
   2010......................... 1.45% to 2.30%  1,538,516 12.68 to 11.82  18,958   1.90%      12.31% to   11.34%
   2009......................... 1.45% to 2.30%  1,751,372 11.29 to 10.62  19,260   2.18%      26.89% to   25.80%
   2008......................... 1.45% to 2.30%  1,874,666  8.90 to  8.44  16,286   8.68%    (29.94)% to (30.54)%
   2007......................... 1.45% to 2.30%  2,179,780 12.70 to 12.15  27,112   5.77%      13.50% to   12.51%
   2006......................... 1.45% to 2.30%  2,406,777 11.19 to 10.80  26,494   1.86%       5.59% to    4.68%
 VIP Balanced Portfolio --
   Service Class 2
   2010......................... 1.45% to 2.55%  6,779,387 11.47 to  9.97  73,820   2.10%      16.05% to   14.76%
   2009......................... 1.45% to 2.55%  6,966,166  9.88 to  8.69  65,552   2.15%      36.32% to   34.80%
   2008......................... 1.45% to 2.55%  6,416,955  7.25 to  6.45  44,795   2.82%    (35.10)% to (35.83)%
   2007......................... 1.45% to 2.55%  5,076,686 11.17 to 10.05  55,928   4.40%       7.13% to    0.71%
   2006......................... 1.45% to 2.45%  1,796,891 10.43 to 10.36  18,660   0.00%       4.30% to    3.60%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2010......................... 1.15% to 1.60%  6,064,326 44.04 to 14.64 153,099   1.25%      15.87% to   15.35%
   2009......................... 1.15% to 1.60%  7,029,385 38.01 to 12.70 154,027   1.38%      34.15% to   33.54%
   2008......................... 1.15% to 1.60%  8,530,894 28.33 to  9.51 138,791   0.98%    (43.18)% to (43.43)%
   2007......................... 1.15% to 1.60% 11,817,273 49.86 to 16.81 328,218   4.97%      16.23% to   15.70%
   2006......................... 1.15% to 1.60% 15,122,578 42.90 to 14.53 365,720   1.29%      10.44% to    9.94%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2010......................... 1.45% to 2.55%  9,949,015 17.84 to  9.21 139,185   1.02%      15.23% to   13.95%
   2009......................... 1.45% to 2.55% 11,477,898 15.48 to  8.09 139,161   1.18%      33.50% to   32.01%
   2008......................... 1.45% to 2.55% 12,610,294 11.59 to  6.13 116,786   0.73%    (43.52)% to (44.16)%
   2007......................... 1.45% to 2.55% 16,932,022 20.53 to 10.97 274,264   5.67%      15.59% to   14.76%
   2006......................... 1.45% to 2.30% 15,703,609 17.76 to 11.63 222,580   1.05%       9.82% to    8.88%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2010......................... 1.45% to 1.95%    181,993 14.92 to  9.41   2,572   0.22%      16.28% to   15.69%
   2009......................... 1.45% to 1.85%    193,075 12.83 to 10.02   2,427   0.02%      33.82% to   33.28%
   2008......................... 1.45% to 1.85%    250,019  9.59 to  7.52   2,364   0.47%    (42.20)% to (42.43)%
   2007......................... 1.45% to 2.10%    260,341 16.59 to 12.94   4,276   5.22%       5.17% to    4.48%
   2006......................... 1.45% to 2.30%    318,324 15.77 to 12.06   4,966   0.25%      12.17% to   11.20%
 VIP Equity-Income Portfolio --
   Initial Class
   2010......................... 1.15% to 1.60%  4,305,595 52.72 to 10.79 119,423   1.75%      13.83% to   13.31%
   2009......................... 1.15% to 1.60%  5,178,909 46.32 to  9.52 124,098   2.22%      28.71% to   28.13%
   2008......................... 1.15% to 1.60%  6,098,804 35.98 to  7.43 115,268   2.23%    (43.32)% to (43.57)%
   2007......................... 1.15% to 1.60%  8,518,838 63.48 to 13.17 273,498   2.12%       0.36% to  (0.10)%
   2006......................... 1.15% to 1.60% 11,178,345 63.26 to 13.18 354,377   4.64%      18.82% to   18.28%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                 EXPENSES AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Equity-Income Portfolio --
   Service Class 2
   2010......................... 1.45% to 2.55%  5,873,276 13.83 to  7.41  68,868   1.53%      13.25% to   11.99%
   2009......................... 1.45% to 2.55%  6,978,010 12.21 to  6.61  72,555   2.02%      28.00% to   26.57%
   2008......................... 1.45% to 2.55%  8,189,010  9.54 to  5.23  66,612   1.67%    (43.64)% to (44.27)%
   2007......................... 1.45% to 2.55% 12,128,789 16.93 to  9.38 170,977   2.31%     (0.20)% to  (9.14)%
   2006......................... 1.45% to 2.30% 11,552,360 16.96 to 12.32 167,917   4.30%      18.19% to   17.18%
 VIP Growth & Income Portfolio
   -- Initial Class
   2010......................... 0.75% to 1.60%  2,095,446 10.65 to  9.39  26,763   0.69%      14.01% to   13.04%
   2009......................... 0.75% to 1.60%  2,448,623  9.34 to  8.31  27,458   1.04%      26.25% to   25.17%
   2008......................... 0.75% to 1.60%  2,945,542  7.40 to  6.64  26,128   3.31%    (42.14)% to (42.63)%
   2007......................... 0.75% to 1.60%  3,891,828 12.79 to 11.57  59,736   4.74%      11.28% to   10.33%
   2006......................... 0.75% to 1.60%  5,004,800 11.49 to 10.49  70,323   0.97%      12.33% to   11.38%
 VIP Growth & Income Portfolio
   -- Service Class 2
   2010......................... 1.45% to 2.20%  1,632,649 12.50 to 10.55  16,233   0.46%      12.89% to   12.03%
   2009......................... 1.45% to 2.20%  1,891,358 11.08 to  9.41  16,711   0.84%      25.17% to   24.22%
   2008......................... 1.45% to 2.20%  2,093,064  8.85 to  7.58  14,964   3.03%    (42.74)% to (43.18)%
   2007......................... 1.45% to 2.20%  2,598,880 15.45 to 13.34  32,268   4.23%      10.23% to    9.38%
   2006......................... 1.45% to 2.30%  2,942,071 14.02 to 11.63  33,025   0.71%      11.22% to   10.27%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2010......................... 0.75% to 1.60%    936,955  8.81 to  7.34   9,337   0.20%      22.81% to   21.76%
   2009......................... 0.75% to 1.60%  1,190,728  7.17 to  6.03   9,553   0.48%      44.76% to   43.52%
   2008......................... 0.75% to 1.60%  1,296,531  4.95 to  4.20   7,395   0.38%    (55.36)% to (55.74)%
   2007......................... 0.75% to 1.60%  1,631,250 11.10 to  9.49  20,620   0.00%      22.25% to   21.21%
   2006......................... 0.75% to 1.60%  1,977,585  9.08 to  7.83  20,640   0.79%       4.67% to    3.78%
 VIP Growth Portfolio
   -- Initial Class
   2010......................... 1.15% to 1.60%  3,132,022 55.23 to  8.78  71,983   0.60%      22.75% to   22.19%
   2009......................... 1.15% to 1.60%  3,692,954 45.00 to  7.19  68,484   0.52%      26.81% to   26.24%
   2008......................... 1.15% to 1.60%  4,359,533 35.48 to  5.70  63,332   0.75%    (47.78)% to (48.01)%
   2007......................... 1.15% to 1.60%  5,632,081 67.95 to 10.95 152,421   0.93%      25.50% to   24.93%
   2006......................... 1.15% to 1.60%  7,128,035 54.14 to  8.77 155,242   0.42%       5.62% to    5.15%
 VIP Growth Portfolio
   -- Service Class 2
   2010......................... 1.45% to 2.30%  2,923,277 13.79 to 10.55  23,680   0.36%      22.07% to   21.02%
   2009......................... 1.45% to 2.30%  4,006,232 11.30 to  8.72  26,119   0.30%      26.11% to   25.02%
   2008......................... 1.45% to 2.30%  4,302,622  8.96 to  6.98  22,606   0.53%    (48.07)% to (48.52)%
   2007......................... 1.45% to 2.30%  6,163,722 17.25 to 13.55  60,377   0.46%      24.81% to   23.73%
   2006......................... 1.45% to 2.30%  6,327,145 13.82 to 10.95  49,669   0.17%       5.03% to    4.13%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2010......................... 1.45% to 2.55%  1,168,158 11.60 to 11.14  13,488   4.28%       5.99% to    4.81%
   2009......................... 1.45% to 2.55%  1,247,865 10.95 to 10.63  13,610   8.49%      13.80% to   12.53%
   2008......................... 1.45% to 2.55%    657,573  9.62 to  9.44   6,309   3.67%     (4.86)% to  (5.92)%
   2007......................... 1.45% to 2.55%  2,814,213 10.11 to 10.04  28,348   0.11%       1.68% to    0.55%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                    EXPENSES AS A                             NET    INVESTMENT
                                     % OF AVERAGE                            ASSETS    INCOME
                                    NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                    -------------- ---------- -------------- ------- ---------- --------------------
 VIP Mid Cap Portfolio --
   Initial Class
   2010............................ 0.75% to 0.75%      1,503 26.06 to 26.06      39    0.70%     27.87% to   27.87%
   2009............................ 0.75% to 0.75%      1,505 20.38 to 20.38      31    1.23%     39.04% to   39.04%
   2008............................ 0.75% to 0.75%      1,526 14.66 to 14.66      22    4.89%   (39.90)% to (39.90)%
   2007............................ 0.75% to 0.75%      1,510 24.39 to 24.39      37    1.98%     14.76% to   14.76%
   2006............................ 0.75% to 0.75%      2,165 21.25 to 21.25      46    1.33%     11.86% to   11.86%
 VIP Mid Cap Portfolio --
   Service Class 2
   2010............................ 1.15% to 2.55%  6,200,645 26.64 to 10.59 142,397    0.45%     27.09% to   25.30%
   2009............................ 1.15% to 2.55%  7,021,421 20.96 to  8.45 126,986    0.95%     38.14% to   36.19%
   2008............................ 1.15% to 2.55%  8,183,271 15.17 to  6.21 108,557    5.01%   (40.30)% to (41.15)%
   2007............................ 1.15% to 2.55% 11,272,676 25.42 to 10.55 245,529    0.61%     14.00% to    8.25%
   2006............................ 1.15% to 2.30% 12,522,594 22.30 to 11.70 248,786    1.26%     11.11% to    9.82%
 VIP Overseas Portfolio --
   Initial Class
   2010............................ 0.75% to 1.60%  1,464,943 11.17 to 12.03  32,074    1.55%     12.27% to   11.31%
   2009............................ 0.75% to 1.60%  1,723,772  9.95 to 10.81  33,424    2.42%     25.58% to   24.51%
   2008............................ 0.75% to 1.60%  2,093,149  7.93 to  8.68  32,712    4.84%   (44.23)% to (44.70)%
   2007............................ 0.75% to 1.60%  3,101,660 14.21 to 15.70  83,245    3.26%     16.43% to   15.43%
   2006............................ 0.75% to 1.60%  3,799,436 12.21 to 13.60  89,338    1.51%     17.20% to   16.20%
 VIP Value Strategies Portfolio --
   Service Class 2
   2010............................ 1.45% to 2.20%    371,209 12.52 to 12.32   4,563    0.24%     24.51% to   23.56%
   2009............................ 1.45% to 2.20%    410,826 10.05 to  9.97   4,067    0.39%     54.87% to   53.69%
   2008............................ 1.45% to 2.20%    351,190  6.49 to  6.49   2,239   16.40%   (51.99)% to (52.36)%
   2007............................ 1.45% to 2.20%    519,733 13.52 to 13.61   7,000    7.08%      3.90% to    3.11%
   2006............................ 1.45% to 2.30%    328,408 13.01 to 12.19   4,262    2.14%      14.33% to  13.35%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2010............................ 1.45% to 2.55% 59,506,030 12.75 to  9.57 679,174    6.66%     11.04% to    9.80%
   2009............................ 1.45% to 2.55% 67,401,493 11.49 to  8.72 697,292    8.22%     33.63% to   32.14%
   2008............................ 1.45% to 2.55% 78,783,169  8.60 to  6.60 613,811    6.16%   (30.68)% to (31.45)%
   2007............................ 1.45% to 2.55% 66,144,724 12.40 to  9.63 770,026    3.52%      2.24% to  (5.51)%
   2006............................ 1.45% to 2.30% 35,127,803 12.13 to 11.45 408,565    3.68%     16.53% to   15.53%
 Franklin Large Cap Growth
   Securities Fund --
   Class 2 Shares
   2010............................ 1.45% to 2.05%     30,855 13.22 to 10.42     396    0.83%      9.97% to    9.30%
   2009............................ 1.45% to 2.05%     34,602 12.02 to  9.53     405    1.37%     27.85% to   27.07%
   2008............................ 1.45% to 2.10%     47,853  9.40 to  7.13     421    3.89%   (35.48)% to (35.91)%
   2007............................ 1.45% to 2.10%     55,794 14.57 to 11.12     773    0.96%      4.68% to    3.99%
   2006............................ 1.45% to 2.05%     95,866 13.92 to 11.24   1,139    0.30%      9.29% to    8.63%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                               EXPENSES AS A                             NET    INVESTMENT
                                % OF AVERAGE                            ASSETS    INCOME
                               NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                               -------------- ---------- -------------- ------- ---------- --------------------
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2010....................... 1.45% to 2.55% 14,297,304  8.74 to  8.42 122,162    2.04%      8.66% to    7.44%
   2009....................... 1.45% to 2.55% 16,220,852  8.05 to  7.84 128,206    2.43%     28.36% to   26.93%
   2008....................... 1.45% to 2.55% 19,310,673  6.27 to  6.17 119,562    2.47%   (36.80)% to (37.51)%
   2007....................... 1.45% to 2.55%  7,409,045  9.92 to  9.88  73,235    0.00%    (2.35)% to  (3.43)%
 Mutual Shares Securities
   Fund -- Class 2 Shares
   2010....................... 1.45% to 2.55%  6,805,504 14.55 to  7.80  67,378    1.41%      9.58% to    8.36%
   2009....................... 1.45% to 2.55%  9,715,017 13.28 to  7.20  86,585    2.00%     24.22% to   22.83%
   2008....................... 1.45% to 2.55%  8,492,581 10.69 to  5.86  62,754    2.82%   (38.02)% to (38.72)%
   2007....................... 1.45% to 2.45%  2,155,502 17.24 to 10.95  32,728    2.54%      1.97% to    0.93%
   2006....................... 1.45% to 2.05%  1,979,743 16.91 to 12.09  27,995    0.40%     16.67% to   15.96%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2010....................... 0.75% to 1.60%    967,215 13.58 to 12.89  12,580    2.09%      7.86% to    6.94%
   2009....................... 1.15% to 1.60%    975,796 12.33 to 12.06  11,847    3.67%     35.76% to   35.15%
   2008....................... 1.15% to 1.60%  1,036,669  9.08 to  8.92   9,298    3.61%   (40.93)% to (41.19)%
   2007....................... 1.15% to 1.60%  1,436,982 15.38 to 15.17  21,881    2.41%     14.45% to   13.93%
   2006....................... 0.75% to 1.60%  1,566,844 13.55 to 13.31  20,910    1.36%     20.79% to   19.76%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2010....................... 1.45% to 2.20%    105,029 19.21 to  8.81   1,516    1.82%      6.84% to    6.02%
   2009....................... 1.45% to 2.20%    187,539 17.98 to  8.31   2,340    3.61%     35.06% to   34.03%
   2008....................... 1.45% to 2.20%    225,892 13.31 to  6.20   2,069    3.38%   (41.24)% to (41.69)%
   2007....................... 1.45% to 2.20%    249,489 22.66 to 12.18   3,919    2.07%     13.77% to   12.90%
   2006....................... 1.45% to 2.05%    134,594 19.92 to 12.35   1,885    0.59%     19.69% to   18.96%
 Templeton Global Bond
   Securities Fund --
   Class 1 Shares
   2010....................... 1.15% to 1.40%    758,389 16.78 to 16.53  12,576    1.62%     13.39% to   13.11%
   2009....................... 1.15% to 1.40%    715,736 14.80 to 14.62  10,490   13.68%     17.61% to   17.32%
   2008....................... 1.15% to 1.40%    663,426 12.59 to 12.46   8,285    3.90%      5.24% to    4.97%
   2007....................... 1.15% to 1.40%    631,687 11.96 to 11.87   7,506    2.82%      9.99% to    9.71%
   2006....................... 1.15% to 1.40%    753,106 10.87 to 10.82   8,153    3.12%     11.84% to   11.56%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2010....................... 1.45% to 2.30%  1,659,655  8.67 to  8.32  13,883    1.31%      5.84% to    4.93%
   2009....................... 1.45% to 2.30%  1,841,714  8.19 to  7.93  14,636    3.14%     29.20% to   28.09%
   2008....................... 1.45% to 2.30%  1,858,179  6.34 to  6.19  11,612    1.95%   (43.16)% to (43.65)%
   2007....................... 1.45% to 2.30%  1,853,602 11.15 to 10.99  20,635    1.63%      0.86% to  (0.02)%
   2006....................... 1.45% to 2.45%    725,873 11.05 to 10.98   8,020    0.07%     10.55% to    9.80%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                EXPENSES AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
GE Investments Funds, Inc.
 Core Value Equity
   Fund -- Class 1 Shares
   2010........................ 1.45% to 2.10%  1,504,763 14.87 to 11.67  17,447   1.33%       9.96% to    9.23%
   2009........................ 1.45% to 2.10%  1,832,169 13.52 to 10.69  19,332   1.17%      23.58% to   22.77%
   2008........................ 1.45% to 2.10%  2,144,377 10.94 to  8.70  18,360   1.19%    (33.91)% to (34.35)%
   2007........................ 1.45% to 2.10%  2,660,460 16.56 to 13.26  34,479   1.86%       8.49% to    7.77%
   2006........................ 1.45% to 2.30%  3,047,118 15.26 to 11.91  36,299   1.78%      16.15% to   15.15%
 Income Fund -- Class 1 Shares
   2010........................ 0.75% to 2.35%  3,707,547 15.23 to 10.84  49,438   3.08%       6.76% to    5.04%
   2009........................ 0.75% to 2.45%  4,285,246 14.27 to 10.28  53,853   3.99%       7.07% to    5.24%
   2008........................ 0.75% to 2.45%  5,291,139 13.32 to  9.77  62,745   4.71%     (5.82)% to  (7.44)%
   2007........................ 0.75% to 2.45%  6,715,364 14.15 to 10.55  85,776   5.58%       4.04% to    2.25%
   2006........................ 0.75% to 2.30%  9,579,086 13.60 to 10.21 115,519   4.94%       3.59% to    1.98%
 International Equity
   Fund -- Class 1 Shares
   2010........................ 0.75% to 1.60%    943,260 10.38 to 11.22  13,589   0.71%       4.07% to    3.18%
   2009........................ 0.75% to 1.60%  1,194,446  9.97 to 10.87  16,530   1.70%      26.72% to   25.64%
   2008........................ 0.75% to 1.60%  1,486,729  7.87 to  8.65  16,185   4.26%    (46.24)% to (46.70)%
   2007........................ 0.75% to 1.60%  2,264,296 14.64 to 16.23  46,012   1.87%      22.05% to   21.00%
   2006........................ 0.75% to 1.60%  2,435,637 12.00 to 13.42  40,687   1.22%      23.76% to   22.71%
 Mid-Cap Equity
   Fund -- Class 1 Shares
   2010........................ 0.75% to 2.55%  4,173,523 20.74 to 10.49  87,967   0.35%      25.24% to   22.97%
   2009........................ 0.75% to 2.55%  4,920,746 16.56 to  8.53  83,439   0.24%      40.39% to   37.84%
   2008........................ 0.75% to 2.55%  6,071,546 11.79 to  6.19  74,090   0.25%    (38.29)% to (39.41)%
   2007........................ 0.75% to 2.55%  9,037,914 19.11 to 10.21 174,309   1.97%      11.76% to    3.13%
   2006........................ 0.75% to 2.30%  9,999,398 17.10 to 11.13 184,210   1.42%       7.59% to    5.91%
 Money Market Fund
   2010........................ 0.75% to 2.55% 17,386,894  1.18 to  9.63 203,369   0.00%     (0.74)% to  (2.55)%
   2009........................ 0.75% to 2.55% 22,456,087  1.19 to  9.88 266,669   0.33%     (0.48)% to  (2.28)%
   2008........................ 0.75% to 2.45% 41,246,874  1.19 to 10.37 491,437   2.07%       1.47% to  (0.26)%
   2007........................ 0.75% to 2.55% 25,891,751  1.18 to 10.15 306,937   4.79%       4.13% to    2.18%
   2006........................ 0.75% to 2.30% 21,488,145  1.13 to 10.25 250,972   4.55%       3.84% to    2.23%
 Premier Growth Equity
   Fund -- Class 1 Shares
   2010........................ 0.75% to 2.10%  3,817,619 10.17 to 10.32  40,199   0.23%      10.77% to    9.26%
   2009........................ 0.75% to 2.10%  4,507,878  9.18 to  9.44  43,185   0.34%      37.70% to   35.83%
   2008........................ 0.75% to 2.10%  5,527,352  6.67 to  6.95  38,718   0.42%    (37.13)% to (37.99)%
   2007........................ 0.75% to 2.10%  6,917,125 10.61 to 11.21  77,360   0.45%       4.54% to    3.11%
   2006........................ 0.75% to 2.30%  8,571,043 10.15 to 11.07  92,189   0.39%       8.25% to    6.57%
 Real Estate Securities
   Fund -- Class 1 Shares
   2010........................ 0.75% to 2.55%  3,101,451 28.03 to  8.41  66,608   1.75%      27.98% to   25.66%
   2009........................ 0.75% to 2.55%  3,687,118 21.90 to  6.69  60,910   5.16%      34.75% to   32.30%
   2008........................ 0.75% to 2.55%  3,994,484 16.25 to  5.06  52,712   4.77%    (36.51)% to (37.67)%
   2007........................ 0.75% to 2.20%  3,002,107 25.60 to 12.20  86,937   5.09%    (15.50)% to (16.74)%
   2006........................ 0.75% to 2.30%  4,786,494 30.29 to 13.92 165,844   2.96%      32.03% to   29.98%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                             EXPENSES AS A                                        INVESTMENT
                              % OF AVERAGE                             NET ASSETS   INCOME
                             NET ASSETS (1)    UNITS      UNIT VALUE      000S    RATIO (2)    TOTAL RETURN (3)
                             -------------- ----------- -------------- ---------- ---------- --------------------
 S&P 500(R) Index Fund
   2010..................... 0.75% to 2.55%  13,356,583  9.46 to  8.25   181,301    1.76%      13.98% to   11.91%
   2009..................... 0.75% to 2.55%  15,860,869  8.30 to  7.37   188,908    2.13%      25.35% to   23.08%
   2008..................... 0.75% to 2.55%  18,888,011  6.62 to  5.99   178,731    1.86%    (37.87)% to (39.00)%
   2007..................... 0.75% to 2.55%  24,784,772 10.66 to  9.82   377,099    1.59%       4.30% to  (2.71)%
   2006..................... 0.75% to 2.30%  27,944,634 10.22 to 11.75   428,833    1.55%      14.57% to   12.78%
 Small-Cap Equity
   Fund -- Class 1 Shares
   2010..................... 1.15% to 2.30%   2,926,019 18.05 to 11.14    49,614    0.17%      26.01% to   24.54%
   2009..................... 1.15% to 2.30%   3,608,377 14.33 to  8.94    48,754    0.00%      29.38% to   27.87%
   2008..................... 1.15% to 2.30%   4,320,863 11.07 to  6.99    45,525    0.45%    (38.31)% to (39.03)%
   2007..................... 1.15% to 2.30%   5,469,124 17.95 to 11.47    94,283    2.75%       1.21% to    0.02%
   2006..................... 1.15% to 2.30%   6,832,957 17.74 to 11.47   117,116    0.73%      11.97% to   10.67%
 Total Return Fund --
   Class 1 Shares
   2010..................... 0.75% to 2.30%  89,029,364 13.40 to 10.99 1,128,019    1.39%       8.82% to    7.12%
   2009..................... 0.75% to 2.30%  94,325,853 12.31 to 10.26 1,106,739    1.60%      19.90% to   18.03%
   2008..................... 0.75% to 2.30%  97,405,071 10.27 to  8.69   963,290    1.97%    (29.81)% to (30.91)%
   2007..................... 0.75% to 2.30% 103,632,299 14.63 to 12.58 1,479,989    2.44%      10.84% to    9.10%
   2006..................... 0.75% to 2.30% 102,618,455 13.20 to 11.53 1,342,576    2.00%      12.90% to   11.14%
 Total Return Fund --
   Class 3 Shares
   2010..................... 1.45% to 2.55% 120,773,570 10.41 to  8.98 1,166,699    1.17%       7.78% to    6.58%
   2009..................... 1.45% to 2.55% 128,705,519  9.66 to  8.43 1,160,078    1.46%      18.82% to   17.50%
   2008..................... 1.45% to 2.55% 125,631,080  8.13 to  7.17   962,211    2.22%    (30.39)% to (31.17)%
   2007..................... 1.45% to 2.55%  89,185,939 11.68 to 10.42 1,023,265    3.39%       9.93% to    6.37%
   2006..................... 1.40% to 2.45%  34,613,995 10.62 to 10.55   366,059    3.98%       6.24% to    5.49%
 U.S. Equity Fund --
   Class 1 Shares
   2010..................... 0.75% to 1.85%   3,017,807 10.85 to 11.05    33,498    0.96%       9.44% to    8.22%
   2009..................... 0.75% to 1.85%   3,605,506  9.91 to 10.21    36,983    1.15%      30.64% to   29.19%
   2008..................... 0.75% to 1.95%   4,230,957  7.59 to  7.95    33,569    1.59%    (36.54)% to (37.30)%
   2007..................... 0.75% to 2.10%   5,554,102 11.96 to 12.47    70,102    0.94%       7.20% to    5.73%
   2006..................... 0.75% to 2.30%   7,832,639 11.15 to 11.47    92,349    1.43%      15.25% to   13.46%
Genworth Variable Insurance
  Trust
 Genworth Calamos Growth
   Fund -- Service Shares
   2010..................... 1.45% to 2.55%   1,951,732 11.74 to 11.44    22,793    0.35%      23.22% to   21.84%
   2009..................... 1.45% to 2.05%     281,448  9.53 to  9.45     2,680    0.00%      48.17% to   47.27%
   2008..................... 1.45% to 1.70%      52,037  6.43 to  6.43       335    0.00%    (75.46)% to (75.52)%
 Genworth Davis NY Venture
   Fund -- Service Shares
   2010..................... 1.45% to 2.10%     555,433  9.93 to  9.77     5,503    0.04%       9.71% to    8.98%
   2009..................... 1.45% to 2.05%     521,321  9.05 to  8.98     4,711    0.34%      28.88% to   28.09%
   2008..................... 1.45% to 1.70%     140,513  7.02 to  7.01       986    0.55%    (67.57)% to (67.65)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                  EXPENSES AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Genworth Eaton Vance Large
   Cap Value Fund --
   Service Shares
   2010.......................... 1.45% to 2.55%  4,908,742  9.35 to  9.11  45,583    0.76%      7.57% to    6.37%
   2009.......................... 1.45% to 2.55%  7,834,141  8.69 to  8.57  67,816    1.34%     14.46% to   13.19%
   2008.......................... 1.45% to 2.55%  6,284,901  7.59 to  7.57  47,673    0.71%   (58.35)% to (58.81)%
 Genworth Enhanced
   International Index Fund --
   Service Shares
   2010.......................... 1.45% to 2.30%    458,217 10.93 to 10.86   5,003    1.18%     14.05% to   13.07%
 Genworth Goldman Sachs
   Enhanced Core Bond Index
   Fund -- Service Shares
   2010.......................... 1.45% to 2.55% 12,930,689 11.74 to 11.43 150,704    6.21%      3.62% to    2.46%
   2009.......................... 1.45% to 2.55%  6,201,631 11.33 to 11.16  69,952    6.22%      7.00% to    5.81%
   2008.......................... 1.45% to 2.55%  4,451,784 10.58 to 10.55  47,064    1.07%     19.81% to   18.48%
 Genworth Legg Mason
   ClearBridge Aggressive
   Growth Fund --
   Service Shares
   2010.......................... 1.45% to 2.55%  3,716,879 11.99 to 11.68  44,258    2.16%     22.07% to   20.71%
   2009.......................... 1.45% to 2.55%  8,306,640  9.82 to  9.68  81,260    0.02%     31.54% to   30.08%
   2008.......................... 1.45% to 2.55%  7,693,551  7.47 to  7.44  57,388    0.09%   (60.51)% to (60.95)%
 Genworth PIMCO StocksPLUS
   Fund -- Service Shares
   2010.......................... 1.45% to 2.55% 14,506,738 12.04 to 11.73 173,386    8.53%     15.80% to   14.51%
   2009.......................... 1.45% to 2.55% 10,484,720 10.40 to 10.24 108,537   10.56%     43.58% to   41.98%
   2008.......................... 1.45% to 2.55% 10,599,740  7.24 to  7.21  76,650    5.51%   (64.23)% to (64.63)%
 Genworth PYRAMIS(R) Small/
   Mid Cap Core Fund --
   Service Shares
   2010.......................... 1.45% to 2.55%  4,350,310 10.46 to 10.19  45,169    2.75%     22.07% to   20.71%
   2009.......................... 1.45% to 2.55%  3,017,473  8.57 to  8.44  25,733    0.83%     30.26% to   28.81%
   2008.......................... 1.45% to 2.55%  2,780,655  6.58 to  6.55  18,262    0.87%   (73.67)% to (73.96)%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Large Cap
   Value Fund --
   Institutional Shares
   2010.......................... 1.15% to 1.60%  1,197,527 10.25 to 10.07  12,515    0.75%      9.92% to    9.42%
   2009.......................... 1.15% to 1.60%  1,447,301  9.33 to  9.20  13,793    1.71%     16.96% to   16.43%
   2008.......................... 1.15% to 1.60%  1,745,320  7.98 to  7.90  14,264    1.68%   (35.28)% to (35.57)%
   2007.......................... 1.15% to 1.60%  2,639,420 12.32 to 12.26  33,571    3.29%      0.32% to  (0.14)%
   2006.......................... 1.15% to 1.60%  3,272,299 12.28 to 12.28  41,477    1.85%     21.22% to   20.68%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                      EXPENSES AS A                            NET    INVESTMENT
                                       % OF AVERAGE                           ASSETS    INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------- ---------- --------------------
 Goldman Sachs Mid Cap
   Value Fund
   2010.............................. 1.15% to 2.30% 3,088,859 23.68 to 11.61  69,078   0.66%      23.56% to   22.13%
   2009.............................. 1.15% to 2.30% 3,701,268 19.17 to  9.50  67,223   1.73%      31.62% to   30.09%
   2008.............................. 1.15% to 2.30% 4,712,147 14.56 to  7.30  65,457   0.93%    (37.78)% to (38.50)%
   2007.............................. 1.15% to 2.30% 6,513,045 23.40 to 11.88 147,270   3.11%       2.01% to    0.82%
   2006.............................. 1.15% to 2.30% 8,424,816 22.94 to 11.78 190,448   2.69%      14.83% to   13.50%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2010.............................. 1.45% to 2.20%   452,511 12.70 to 11.65   5,666   4.11%       7.65% to    6.83%
   2009.............................. 1.45% to 2.20%   329,250 11.80 to 10.91   3,853   4.69%       8.06% to    7.24%
   2008.............................. 1.45% to 2.20%   161,934 10.92 to 10.17   1,758   5.61%     (0.16)% to  (0.92)%
   2007.............................. 1.45% to 2.20%   213,329 10.94 to 10.80   2,321   4.89%       4.76% to    3.96%
   2006.............................. 1.45% to 2.20%   151,880 10.44 to 10.39   1,581   0.00%       4.40% to    3.87%
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2010.............................. 1.45% to 2.20%   237,662  9.79 to  8.36   2,277   2.27%      12.75% to   11.89%
   2009.............................. 1.45% to 2.20%    90,122  8.68 to  7.48     770   2.59%      24.60% to   23.66%
   2008.............................. 1.45% to 2.20%    88,270  6.97 to  6.05     607   1.88%    (38.12)% to (38.59)%
   2007.............................. 1.45% to 2.20%    51,337 11.26 to 11.12     573   0.08%       3.56% to    2.77%
   2006.............................. 1.45% to 2.20%     1,226 10.87 to 10.82      13   0.00%       8.75% to    8.20%
 JPMorgan Insurance Trust
   International Equity Portfolio --
   Class 1
   2010.............................. 1.45% to 2.05%     7,480 14.71 to 14.56     109   0.24%       5.61% to    4.96%
   2009.............................. 1.45% to 2.05%     7,443 13.93 to 13.87     103   1.54%      61.67% to   60.69%
 JPMorgan Insurance Trust
   Intrepid Growth Portfolio --
   Class 1
   2010.............................. 1.45% to 2.20%    56,215 10.20 to  9.09     561   1.13%      14.42% to   13.55%
   2009.............................. 1.45% to 2.20%   102,156  8.91 to  8.00     895   0.80%      32.37% to   31.37%
   2008.............................. 1.45% to 2.20%   115,124  6.73 to  6.09     765   0.94%    (40.10)% to (40.56)%
   2007.............................. 1.45% to 2.20%    83,000 11.24 to 11.10     925   0.00%       9.92% to    9.08%
   2006.............................. 1.45% to 2.20%       416 10.22 to 10.17       4   0.00%       2.24% to    1.72%
 JPMorgan Insurance Trust
   Intrepid Mid Cap Portfolio --
   Class 1
   2010.............................. 1.45% to 2.20%    59,378  9.89 to  8.60     575   1.32%      17.79% to   16.90%
   2009.............................. 1.45% to 2.20%    42,682  8.40 to  7.36     352   1.58%      33.70% to   32.68%
   2008.............................. 1.45% to 2.20%    48,767  6.28 to  5.55     302   1.67%    (39.70)% to (40.16)%
   2007.............................. 1.45% to 2.20%    72,610 10.42 to 10.29     750   0.07%       1.37% to    0.59%
   2006.............................. 1.45% to 2.20%       939 10.28 to 10.23      10   0.00%       2.79% to    2.27%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                  EXPENSES AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 JPMorgan Insurance Trust Mid
   Cap Growth Portfolio --
   Class 1
   2010.......................... 1.45% to 2.20%     50,225 11.17 to 10.14     549   0.00%      23.81% to   22.87%
   2009.......................... 1.45% to 2.20%     39,582  9.02 to  8.26     351   0.00%      40.97% to   39.89%
   2008.......................... 1.45% to 2.20%     48,142  6.40 to  5.90     304   0.43%    (44.60)% to (45.03)%
   2007.......................... 1.45% to 1.45%      1,350 11.56 to 11.56      16   2.58%      15.53% to   15.53%
   2006.......................... 1.45% to 2.20%        431 10.00 to  9.95       4   0.00%       0.02% to  (0.48)%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio --
   Class 1
   2010.......................... 1.45% to 2.05%      9,981 15.68 to 15.52     156   1.18%      21.67% to   20.93%
   2009.......................... 1.45% to 2.05%     11,666 12.89 to 12.84     150   0.00%      44.45% to   43.58%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2010.......................... 1.45% to 1.45%      1,863 16.19 to 16.19      30   0.00%      25.28% to   25.28%
   2009.......................... 1.45% to 1.45%      1,484 12.93 to 12.93      19   0.24%      45.02% to   45.02%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2010.......................... 1.45% to 2.20%    198,265 11.36 to  9.43   2,201   0.93%      11.93% to   11.08%
   2009.......................... 1.45% to 2.20%     88,611 10.14 to  8.49     883   2.76%      31.74% to   30.74%
   2008.......................... 1.45% to 2.20%     99,638  7.70 to  6.49     757   6.44%    (35.75)% to (36.24)%
   2007.......................... 1.45% to 2.20%     62,510 11.98 to 11.83     743   0.06%       8.84% to    8.01%
   2006.......................... 1.45% to 2.20%        399 11.01 to 10.96       4   0.00%      10.11% to    9.55%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2010.......................... 1.15% to 1.60%  5,017,078 35.31 to 15.51 118,984   2.76%       7.14% to    6.66%
   2009.......................... 1.15% to 1.60%  5,849,723 32.96 to 14.55 130,542   2.97%      24.44% to   23.88%
   2008.......................... 1.15% to 1.60%  6,782,516 26.48 to 11.74 122,794   2.59%    (16.81)% to (17.18)%
   2007.......................... 1.15% to 1.60%  8,947,112 31.83 to 14.18 194,974   2.41%       9.26% to    8.76%
   2006.......................... 1.15% to 1.60% 11,736,692 29.14 to 13.04 239,080   2.06%       9.45% to    8.96%
 Balanced Portfolio --
   Service Shares
   2010.......................... 1.45% to 2.55% 12,439,881 15.96 to 10.86 159,866   2.50%       6.55% to    5.36%
   2009.......................... 1.45% to 2.55% 13,737,473 14.98 to 10.31 167,934   2.76%      23.76% to   22.38%
   2008.......................... 1.45% to 2.55% 12,812,353 12.10 to  8.43 129,923   2.47%    (17.28)% to (18.20)%
   2007.......................... 1.45% to 2.55% 12,511,196 14.63 to 10.30 158,282   2.29%       8.68% to    4.51%
   2006.......................... 1.45% to 2.30% 12,503,041 13.46 to 11.24 146,250   1.97%       8.82% to    7.88%
 Enterprise Portfolio --
   Institutional Shares
   2010.......................... 1.15% to 1.60%  2,737,583 40.89 to 11.73  60,955   0.07%      24.40% to   23.84%
   2009.......................... 1.15% to 1.60%  3,208,516 32.87 to  9.47  57,175   0.00%      43.16% to   42.51%
   2008.......................... 1.15% to 1.60%  3,614,454 22.96 to  6.65  45,389   0.24%    (44.37)% to (44.62)%
   2007.......................... 1.15% to 1.60%  4,613,713 41.27 to 12.01 103,144   0.21%      20.63% to   20.08%
   2006.......................... 1.15% to 1.60%  5,680,114 34.21 to 10.00 106,781   0.00%      12.31% to   11.80%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                 EXPENSES AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 Enterprise Portfolio --
   Service Shares
   2010......................... 1.50% to 1.70%    936,942  6.34 to  6.21   6,789   0.00%      23.64% to   23.39%
   2009......................... 1.50% to 1.70%  1,090,738  5.13 to  5.03   6,281   0.00%      42.28% to   41.99%
   2008......................... 1.50% to 1.70%  1,351,294  3.60 to  3.54   5,484   0.06%    (44.70)% to (44.81)%
   2007......................... 1.50% to 1.70%  1,739,815  6.52 to  6.42  12,578   0.06%      19.91% to   19.66%
   2006......................... 1.50% to 1.70%  2,314,385  5.44 to  5.37  13,878   0.00%      11.61% to   11.38%
 Flexible Bond Portfolio --
   Institutional Shares
   2010......................... 0.75% to 1.60%  1,179,595 18.74 to 17.12  24,777   6.17%       7.16% to    6.25%
   2009......................... 0.75% to 1.60%  1,339,043 17.49 to 16.11  26,360   4.63%      12.37% to   11.41%
   2008......................... 0.75% to 1.60%  1,190,335 15.56 to 14.46  21,047   4.17%       5.23% to    4.33%
   2007......................... 0.75% to 1.60%  1,565,741 14.79 to 13.86  26,362   4.51%       6.23% to    5.32%
   2006......................... 0.75% to 1.60%  2,078,967 13.92 to 13.16  33,277   4.65%       3.44% to    2.56%
 Forty Portfolio --
   Institutional Shares
   2010......................... 0.75% to 1.60%  2,758,732 11.05 to 12.57  53,004   0.34%       5.95% to    5.05%
   2009......................... 0.75% to 1.60%  3,375,548 10.43 to 11.97  61,427   0.04%      45.24% to   44.00%
   2008......................... 0.75% to 1.60%  3,883,178  7.18 to  8.31  49,408   0.14%    (44.57)% to (45.04)%
   2007......................... 0.75% to 1.60%  4,967,925 12.96 to 15.12 114,659   0.34%      35.96% to   34.79%
   2006......................... 0.75% to 1.60%  6,226,663  9.53 to 11.22 106,826   0.34%       8.53% to    7.60%
 Forty Portfolio --
   Service Shares
   2010......................... 1.45% to 2.55%  5,164,330 18.04 to 10.06  54,511   0.19%       4.94% to    3.77%
   2009......................... 1.45% to 2.55% 10,893,165 17.19 to  9.70 107,822   0.01%      43.90% to   42.29%
   2008......................... 1.45% to 2.55% 10,897,858 11.95 to  6.81  77,068   0.01%    (45.12)% to (45.73)%
   2007......................... 1.45% to 2.55%  5,289,899 21.77 to 12.56  74,923   0.19%      34.64% to   40.38%
   2006......................... 1.45% to 2.30%  3,571,495 16.17 to 11.21  36,853   0.16%       7.54% to    6.61%
 Global Technology Portfolio --
   Service Shares
   2010......................... 1.15% to 1.70%  1,601,174  5.30 to  4.89   8,156   0.00%      22.97% to   22.28%
   2009......................... 1.15% to 1.70%  1,684,041  4.31 to  4.00   7,001   0.00%      55.09% to   54.23%
   2008......................... 1.15% to 1.70%  1,731,993  2.78 to  2.59   4,648   0.09%    (44.62)% to (44.93)%
   2007......................... 1.15% to 1.70%  2,331,053  5.02 to  4.71  11,329   0.33%      20.29% to   19.62%
   2006......................... 1.15% to 1.70%  2,760,786  4.17 to  3.94  11,189   0.00%       6.59% to    6.00%
 Janus Portfolio --
   Institutional Shares
   2010......................... 1.15% to 1.60%  4,095,798 26.35 to  8.76  63,582   1.08%      13.20% to   12.69%
   2009......................... 1.15% to 1.60%  4,891,848 23.28 to  7.78  67,179   0.54%      34.78% to   34.17%
   2008......................... 1.15% to 1.60%  5,587,425 17.27 to  5.80  57,089   0.72%    (40.42)% to (40.68)%
   2007......................... 1.15% to 1.60%  7,101,720 28.99 to  9.77 120,734   0.69%      13.76% to   13.24%
   2006......................... 1.15% to 1.60%  8,909,493 25.48 to  8.63 134,434   0.47%      10.10% to    9.60%
 Janus Portfolio --
   Service Shares
   2010......................... 1.50% to 1.70%    771,277  6.69 to  6.55   5,366   0.36%      12.55% to   12.32%
   2009......................... 1.50% to 1.70%    975,931  5.95 to  5.83   6,057   0.39%      33.97% to   33.70%
   2008......................... 1.50% to 1.70%  1,178,442  4.44 to  4.36   5,486   0.58%    (40.77)% to (40.89)%
   2007......................... 1.50% to 1.70%  1,505,874  7.49 to  7.38  11,793   0.55%      13.07% to   12.84%
   2006......................... 1.50% to 1.70%  1,935,725  6.63 to  6.54  13,364   0.28%       9.47% to    9.25%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                 EXPENSES AS A                            NET    INVESTMENT
                                  % OF AVERAGE                           ASSETS    INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------- ---------- --------------------
 Overseas Portfolio --
   Institutional Shares
   2010......................... 0.75% to 1.60% 2,537,925 19.15 to 29.44  99,035   0.68%      24.37% to   23.31%
   2009......................... 0.75% to 1.60% 2,970,025 15.40 to 23.87  93,941   0.56%      78.21% to   76.69%
   2008......................... 0.75% to 1.60% 3,413,992  8.64 to 13.51  60,693   2.75%    (52.47)% to (52.88)%
   2007......................... 0.75% to 1.60% 4,574,175 18.18 to 28.67 170,730   0.61%      27.35% to   26.26%
   2006......................... 0.75% to 1.60% 5,695,936 14.27 to 22.71 169,248   1.92%      45.92% to   44.68%
 Overseas Portfolio --
   Service Shares
   2010......................... 1.45% to 2.10%   820,795 38.48 to 25.54  15,993   0.52%      23.21% to   22.40%
   2009......................... 1.45% to 2.10% 1,103,878 31.24 to 20.86  17,431   0.40%      76.48% to   75.31%
   2008......................... 1.45% to 2.10% 1,331,312 17.70 to 11.90  11,958   2.68%    (52.92)% to (53.24)%
   2007......................... 1.45% to 2.10% 1,687,826 37.60 to 25.45  32,014   0.43%      26.15% to   25.32%
   2006......................... 1.45% to 2.20% 2,156,293 29.80 to 20.96  32,138   1.84%      44.51% to   43.41%
 Worldwide Portfolio --
   Institutional Shares
   2010......................... 1.15% to 1.60% 3,542,088 32.30 to  9.61  70,639   0.61%      14.50% to   13.99%
   2009......................... 1.15% to 1.60% 4,069,088 28.21 to  8.43  70,423   1.41%      36.12% to   35.50%
   2008......................... 1.15% to 1.60% 4,749,869 20.72 to  6.22  60,413   1.16%    (45.30)% to (45.55)%
   2007......................... 1.15% to 1.60% 6,188,938 37.88 to 11.43 140,111   0.72%       8.36% to    7.87%
   2006......................... 1.15% to 1.60% 7,718,473 34.96 to 10.60 164,481   1.71%      16.85% to   16.32%
 Worldwide Portfolio --
   Service Shares
   2010......................... 1.50% to 1.70% 1,036,356  6.23 to  6.10   6,800   0.48%      13.79% to   13.56%
   2009......................... 1.50% to 1.70% 1,278,506  5.48 to  5.37   7,398   1.26%      35.34% to   35.07%
   2008......................... 1.50% to 1.70% 1,533,563  4.05 to  3.98   6,583   0.98%    (45.64)% to (45.75)%
   2007......................... 1.50% to 1.70% 1,888,032  7.45 to  7.33  14,873   0.54%       7.71% to    7.49%
   2006......................... 1.50% to 1.70% 2,410,037  6.91 to  6.82  17,511   1.59%      16.17% to   15.94%
 Legg Mason Partners Variable
   Equity Trust
 Legg Mason ClearBridge
   Variable Aggressive Growth
   Portfolio -- Class II
   2010......................... 1.45% to 2.30%   426,545 14.97 to 10.24   5,856   0.00%      22.91% to   21.85%
   2009......................... 1.45% to 2.30%   547,645 12.18 to  8.41   6,069   0.00%      32.25% to   31.11%
   2008......................... 1.45% to 2.30%   686,157  9.21 to  6.41   5,736   0.00%    (41.44)% to (41.95)%
   2007......................... 1.45% to 2.30%   754,057 15.72 to 11.05  11,018   0.00%     (1.10)% to (91.96)%
   2006......................... 1.45% to 2.30%   772,298 15.90 to 11.27  11,455   0.00%       9.14% to    8.21%
 Legg Mason ClearBridge
   Variable Equity Income
   Builder Portfolio -- Class I
   2010......................... 1.15% to 1.60%   543,445  8.69 to  8.55   4,661   3.77%      10.97% to   10.47%
   2009......................... 1.15% to 1.60%   709,576  7.83 to  7.74   5,503   3.20%      21.49% to   20.94%
   2008......................... 1.15% to 1.60%   825,947  6.45 to  6.40   5,292   2.53%    (35.77)% to (36.06)%
   2007......................... 1.15% to 1.60% 1,069,924 10.04 to 10.00  10,711   5.13%       0.52% to    0.06%
   2006......................... 1.15% to 1.60%   982,919 14.33 to 12.53  13,041   1.95%      11.27% to   10.77%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Legg Mason ClearBridge Variable
   Equity Income Builder
   Portfolio -- Class II
   2010........................... 1.45% to 2.45%   952,213  8.56 to  8.25  7,983   3.72%      10.49% to    9.37%
   2009........................... 1.45% to 2.45% 1,032,646  7.75 to  7.54  7,872   3.21%      20.85% to   19.63%
   2008........................... 1.45% to 2.45% 1,058,150  6.41 to  6.30  6,715   2.50%    (35.90)% to (36.55)%
   2007........................... 1.45% to 2.45% 1,340,388 10.00 to  9.93 13,352   5.01%       0.02% to  (0.99)%
   2006........................... 1.45% to 2.30%   961,071 11.69 to 11.32 10,918   2.99%      10.63% to    9.68%
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2010........................... 1.45% to 2.30% 1,013,465  8.70 to  8.43  8,765   1.62%      14.91% to   13.92%
   2009........................... 1.45% to 2.30% 1,223,937  7.57 to  7.40  9,226   1.33%      27.48% to   26.38%
   2008........................... 1.45% to 2.30% 1,421,022  5.94 to  5.85  8,415   1.63%    (37.50)% to (38.04)%
   2007........................... 1.45% to 2.30% 1,658,556  9.50 to  9.45 15,743   1.76%     (7.21)% to  (8.01)%
   2006........................... 1.45% to 2.30% 1,197,152 16.36 to 11.86 18,819   1.35%      16.17% to   15.17%
 Legg Mason ClearBridge Variable
   Large Cap Value
   Portfolio --Class I
   2010........................... 1.15% to 1.60%   755,761 16.82 to 11.90 10,871   2.91%       8.21% to    7.72%
   2009........................... 1.15% to 1.60%   886,599 15.55 to 11.04 11,860   1.84%      23.07% to   22.51%
   2008........................... 1.15% to 1.60% 1,153,097 12.63 to  9.02 12,556   1.14%    (36.37)% to (36.65)%
   2007........................... 1.15% to 1.60% 1,751,515 19.85 to 14.23 30,078   1.15%       2.70% to    2.23%
   2006........................... 1.15% to 1.60% 2,344,053 19.33 to 13.92 39,253   1.55%      16.90% to   16.38%
 Legg Mason Partners Variable
   Income Trust...................
 Legg Mason Western Asset
   Variable Strategic Bond
   Portfolio -- Class I
   2010........................... 1.15% to 1.60%   916,784 16.74 to 15.38 14,572   2.66%      10.54% to   10.04%
   2009........................... 1.15% to 1.60% 1,054,243 15.14 to 13.98 15,214   5.25%      20.41% to   19.87%
   2008........................... 1.15% to 1.60% 1,282,652 12.58 to 11.66 15,422   5.45%    (17.98)% to (18.35)%
   2007........................... 1.15% to 1.60% 1,900,849 15.33 to 14.28 27,947   4.38%       0.81% to    0.36%
   2006........................... 1.15% to 1.60% 2,386,389 15.21 to 14.23 34,924   4.93%       3.82% to    3.35%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2010........................... 1.45% to 2.30% 1,375,271 13.77 to 10.87 11,452   0.30%      10.53% to    9.57%
   2009........................... 1.45% to 2.30% 1,761,025 12.46 to  9.92 13,156   0.45%      37.08% to   35.90%
   2008........................... 1.45% to 2.30% 2,114,412  9.09 to  7.30 11,423   0.30%    (37.90)% to (38.43)%
   2007........................... 1.45% to 2.30% 2,772,937 14.64 to 11.86 23,662   0.09%       9.41% to    8.46%
   2006........................... 1.45% to 2.30% 3,222,544 13.38 to 10.93 25,116   0.00%       5.75% to    4.84%
 MFS(R) Investors Trust
   Series -- Service Class Shares
   2010........................... 1.45% to 1.95% 1,013,295 14.56 to 11.58 10,256   1.03%       9.27% to    8.72%
   2009........................... 1.45% to 1.95% 1,214,776 13.33 to 10.65 11,262   1.33%      24.72% to   24.09%
   2008........................... 1.45% to 1.95% 1,448,454 10.68 to  8.58 10,745   0.85%    (34.22)% to (34.56)%
   2007........................... 1.45% to 2.10% 1,727,471 16.24 to 13.18 19,432   0.60%       8.43% to    7.71%
   2006........................... 1.45% to 2.30% 2,090,802 14.98 to 11.55 21,603   0.26%      11.06% to   10.11%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) New Discovery Series --
   Service Class Shares
   2010............................. 1.15% to 2.30% 2,259,583 20.30 to 14.60 31,137   0.00%      34.38% to   32.82%
   2009............................. 1.15% to 2.30% 2,361,297 15.11 to 10.99 23,923   0.00%      61.05% to   59.18%
   2008............................. 1.15% to 2.30% 2,398,120  9.38 to  6.91 15,141   5.47%    (40.22)% to (40.91)%
   2007............................. 1.15% to 2.30% 2,768,632 15.69 to 11.69 29,384   2.38%       1.07% to  (0.11)%
   2006............................. 1.15% to 2.30% 3,562,284 15.53 to 11.70 37,342   0.00%      11.64% to   10.34%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2010............................. 1.45% to 1.45%     5,711 13.48 to 13.48     77   4.19%       8.20% to    8.20%
   2009............................. 1.45% to 2.20%    37,014 12.46 to 10.32    425   9.57%      22.09% to   21.16%
   2008............................. 1.45% to 2.20%    40,658 10.21 to  8.52    387   1.52%    (13.54)% to (14.20)%
   2007............................. 1.45% to 1.45%     6,569 11.81 to 11.81     78   4.25%       1.91% to    1.91%
   2006............................. 1.45% to 2.05%     4,108 11.58 to 10.45     48   3.38%       4.85% to    4.21%
 MFS(R) Total Return Series --
   Service Class Shares
   2010............................. 1.45% to 2.55% 7,134,030 13.45 to  9.03 75,384   2.53%       8.04% to    6.84%
   2009............................. 1.45% to 2.55% 7,403,982 12.45 to  8.45 72,982   3.27%      16.02% to   14.72%
   2008............................. 1.45% to 2.55% 6,932,090 10.73 to  7.37 59,746   3.84%    (23.45)% to (24.30)%
   2007............................. 1.45% to 2.55% 6,579,015 14.02 to  9.73 76,363   2.35%       2.42% to  (3.94)%
   2006............................. 1.45% to 2.30% 4,769,194 13.69 to 11.10 54,869   2.24%      10.01% to    9.06%
 MFS(R) Utilities Series -- Service
   Class Shares
   2010............................. 1.45% to 2.20% 1,920,129 26.31 to 16.02 33,264   3.13%      11.87% to   11.02%
   2009............................. 1.45% to 2.20% 2,321,427 23.52 to 14.43 36,538   4.83%      30.94% to   29.95%
   2008............................. 1.45% to 2.20% 2,903,994 17.96 to 11.11 35,664   7.03%    (38.71)% to (39.18)%
   2007............................. 1.45% to 2.20% 3,407,875 29.31 to 18.26 68,817   3.44%      25.70% to   24.74%
   2006............................. 1.45% to 2.30% 3,724,035 23.32 to 12.81 58,884   1.86%      29.07% to   27.96%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/
   VA -- Non-Service Shares
   2010............................. 1.15% to 1.60%   875,761 33.91 to 10.71 18,467   1.47%      11.62% to   11.11%
   2009............................. 1.15% to 1.60% 1,080,019 30.38 to  9.64 19,935   0.00%      20.49% to   19.95%
   2008............................. 1.15% to 1.60% 1,361,701 25.21 to  8.04 20,718   4.37%    (44.12)% to (44.38)%
   2007............................. 1.15% to 1.60% 1,898,908 45.12 to 14.45 50,976   2.93%       2.59% to    2.12%
   2006............................. 1.15% to 1.60% 2,351,158 43.98 to 14.15 62,389   2.91%       9.87% to    9.38%
 Oppenheimer Balanced Fund/
   VA -- Service Shares
   2010............................. 1.45% to 2.55% 4,785,055  9.22 to  6.93 39,331   1.18%      11.04% to    9.81%
   2009............................. 1.45% to 2.55% 5,204,659  8.30 to  6.31 38,589   0.00%      19.84% to   18.50%
   2008............................. 1.45% to 2.55% 5,107,592  6.93 to  5.33 32,033   3.81%    (44.43)% to (45.06)%
   2007............................. 1.45% to 2.55% 4,479,782 12.46 to  9.69 51,835   2.33%       1.98% to  (4.56)%
   2006............................. 1.45% to 2.30% 3,734,727 12.22 to 10.89 43,482   2.24%       9.26% to    8.31%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                 EXPENSES AS A                              NET    INVESTMENT
                                % OF AVERAGE NET                           ASSETS    INCOME
                                   ASSETS (1)      UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                ---------------- ---------- -------------- ------- ---------- --------------------
 Oppenheimer Capital
   Appreciation Fund/VA --
   Non-Service Shares
   2010........................  1.15% to 1.60%   1,670,872 56.66 to 10.66  42,219   0.18%       8.16% to    7.67%
   2009........................  1.15% to 1.60%   2,013,353 52.39 to  9.90  47,003   0.33%      42.86% to   42.21%
   2008........................  1.15% to 1.60%   2,410,505 36.67 to  6.96  39,245   0.15%    (46.15)% to (46.39)%
   2007........................  1.15% to 1.60%   3,281,755 68.09 to 12.99  98,385   0.24%      12.83% to   12.32%
   2006........................  1.15% to 1.60%   4,291,526 60.35 to 11.56 113,604   0.40%       6.71% to    6.23%
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2010........................  1.45% to 2.10%     748,904 13.02 to  9.82   8,938   0.00%       7.56% to    6.85%
   2009........................  1.45% to 2.10%     894,281 12.11 to  9.19  10,092   0.01%      42.06% to   41.13%
   2008........................  1.45% to 2.10%     877,284  8.52 to  6.03   7,287   0.00%    (46.45)% to (46.81)%
   2007........................  1.45% to 2.10%   1,069,304 15.92 to 11.33  16,850   0.01%      12.20% to   11.46%
   2006........................  1.45% to 2.30%   1,137,445 14.18 to 11.12  15,884   0.19%       6.12% to    5.21%
 Oppenheimer Core Bond Fund/
   VA -- Non-Service Shares
   2010........................  1.15% to 1.60%   1,318,800 22.33 to  9.62  19,585   1.89%      10.13% to    9.64%
   2009........................  1.15% to 1.60%   1,526,681 20.27 to  8.77  20,608   0.00%       8.35% to    7.86%
   2008........................  1.15% to 1.60%   1,873,787 18.71 to  8.13  23,110   4.96%    (39.75)% to (40.02)%
   2007........................  1.15% to 1.60%   2,549,165 31.06 to 13.56  51,724   5.32%       3.18% to    2.72%
   2006........................  1.15% to 1.60%   2,858,389 30.10 to 13.20  57,980   5.63%       4.07% to    3.60%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2010........................  1.45% to 2.55%   9,262,736 20.73 to  8.75 114,692   1.24%      14.03% to   12.76%
   2009........................  1.45% to 2.55%  10,027,128 18.18 to  7.76 110,762   1.97%      37.33% to   35.80%
   2008........................  1.45% to 2.55%  10,638,744 13.24 to  5.72  88,007   1.35%    (41.20)% to (41.86)%
   2007........................  1.45% to 2.20%   7,632,946 22.52 to 14.20 120,950   1.58%       4.53% to    3.73%
   2006........................  1.45% to 2.30%   8,592,832 21.54 to 12.17 128,891   0.88%      15.67% to   14.67%
 Oppenheimer High Income
   Fund/VA -- Non-Service
   Shares
   2010........................  1.15% to 1.60%   1,058,071 12.52 to  3.63   7,581   6.44%      13.49% to   12.98%
   2009........................  1.15% to 1.60%   1,255,407 11.03 to  3.22   7,952   0.00%      23.88% to   23.32%
   2008........................  1.15% to 1.60%   1,398,189  8.90 to  2.61   7,385   8.01%    (78.92)% to (79.01)%
   2007........................  1.15% to 1.60%   1,695,927 42.24 to 12.43  43,383   7.55%     (1.26)% to  (1.71)%
   2006........................  1.15% to 1.60%   2,216,350 42.78 to 12.64  58,611   7.86%       8.17% to    7.68%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2010........................  1.45% to 2.55%  21,482,149 13.70 to  8.20 199,988   0.92%      14.15% to   12.87%
   2009........................  1.45% to 2.55%  14,823,506 12.01 to  7.27 122,473   1.62%      26.14% to   24.73%
   2008........................  1.45% to 2.55%  14,173,335  9.52 to  5.83  94,330   1.64%    (39.52)% to (40.19)%
   2007........................  1.45% to 2.45%   4,861,869 15.74 to 10.83  55,700   0.93%       2.63% to    1.59%
   2006........................  1.45% to 2.30%   7,305,931 15.33 to 11.73  81,489   0.89%      13.10% to   12.13%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                 EXPENSES AS A                            NET    INVESTMENT
                                  % OF AVERAGE                           ASSETS    INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service
   Shares
   2010......................... 1.45% to 2.55% 9,545,251 19.11 to  8.70 113,141    0.25%     21.27% to   19.92%
   2009......................... 1.45% to 2.55% 3,767,565 15.76 to  7.25  44,935    0.66%     34.90% to   33.39%
   2008......................... 1.45% to 2.55% 3,816,221 11.68 to  5.44  34,361    0.83%   (38.90)% to (39.59)%
   2007......................... 1.45% to 2.55% 4,088,672 19.12 to  9.00  62,618    0.28%    (2.83)% to (14.53)%
   2006......................... 1.45% to 2.30% 2,259,800 19.67 to 11.84  41,872    0.16%     13.00% to   12.03%
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA -- Non-
   Service Shares
   2010......................... 1.15% to 1.60% 1,116,145 45.47 to  9.45  29,147    0.00%     26.00% to   25.43%
   2009......................... 1.15% to 1.60% 1,303,483 36.09 to  7.53  26,548    0.00%     31.08% to   30.49%
   2008......................... 1.15% to 1.60% 1,528,898 27.53 to  5.77  23,783    0.00%   (49.66)% to (49.88)%
   2007......................... 1.15% to 1.60% 1,981,504 54.68 to 11.52  59,934    0.00%      5.10% to    4.63%
   2006......................... 1.15% to 1.60% 2,611,132 52.03 to 11.01  75,279    0.00%      1.77% to    1.32%
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA -- Service
   Shares
   2010......................... 1.45% to 1.95%   225,234 13.48 to  9.84   3,002    0.00%     25.32% to   24.68%
   2009......................... 1.45% to 1.95%   215,778 10.76 to  7.89   2,296    0.00%     30.34% to   29.68%
   2008......................... 1.45% to 1.95%   246,430  8.25 to  6.09   2,009    0.00%   (49.95)% to (50.20)%
   2007......................... 1.45% to 1.95%   315,293 16.49 to 12.22   5,144    0.00%      4.49% to    3.96%
   2006......................... 1.45% to 2.30%   387,344 15.78 to 10.67   6,052    0.00%      1.22% to    0.35%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2010......................... 1.45% to 2.20% 1,941,939 12.64 to 12.10  24,305    7.74%     11.37% to   10.52%
   2009......................... 1.45% to 2.20%   965,004 11.35 to 10.95  10,837    6.83%     19.67% to   18.76%
   2008......................... 1.45% to 2.20% 1,019,981  9.48 to  9.22   9,607    5.41%   (17.13)% to (17.76)%
   2007......................... 1.45% to 2.20% 1,328,551 11.44 to 11.22  15,149    7.38%      6.61% to    5.79%
   2006......................... 1.45% to 2.30%   648,529 10.73 to 10.33   6,946    5.24%      3.05% to    2.17%
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2010......................... 1.50% to 1.70%   329,160 15.30 to 14.98   4,985    4.08%      6.86% to    6.65%
   2009......................... 1.50% to 1.70%   377,728 14.32 to 14.04   5,351   13.37%     13.86% to   13.63%
   2008......................... 1.50% to 1.70%   442,196 12.57 to 12.36   5,501    3.05%    (3.86)% to  (4.05)%
   2007......................... 1.50% to 1.70%   644,226 13.08 to 12.88   8,347    3.36%      2.06% to    1.85%
   2006......................... 1.50% to 1.70%   764,583 12.81 to 12.65   9,717    4.20%      0.66% to    0.45%
 High Yield Portfolio --
   Administrative Class Shares
   2010......................... 1.45% to 2.55% 7,853,172 15.51 to 11.18 113,843    7.26%     12.81% to   11.55%
   2009......................... 1.45% to 2.55% 8,517,858 13.75 to 10.02 113,504    8.70%     38.23% to   36.69%
   2008......................... 1.45% to 2.55% 7,997,415  9.95 to  7.33  77,572    7.68%   (24.62)% to (25.46)%
   2007......................... 1.45% to 2.45% 6,148,888 13.19 to 10.57  85,408    6.97%      1.99% to    0.95%
   2006......................... 1.45% to 2.30% 7,880,987 12.94 to 10.76 105,639    6.88%      7.50% to    6.58%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                              NET    INVESTMENT
                                  % OF AVERAGE NET                           ASSETS    INCOME
                                     ASSETS (1)      UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  ---------------- ---------- -------------- ------- ---------- --------------------
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2010..........................  1.45% to 2.55%   2,490,396 14.21 to 12.26  41,299   5.57%       9.99% to    8.76%
   2009..........................  1.45% to 2.55%   5,493,956 12.92 to 11.27  75,552   7.32%     (5.77)% to  (6.82)%
   2008..........................  1.45% to 2.55%   5,739,941 13.71 to 12.10  88,048   4.25%      15.60% to   14.31%
   2007..........................  1.45% to 2.55%   6,083,533 11.86 to 10.58  81,485   4.53%       8.15% to    8.82%
   2006..........................  1.45% to 2.30%   4,748,616 10.97 to  9.91  62,943   5.55%     (0.31)% to  (1.17)%
 Low Duration Portfolio --
   Administrative Class Shares
   2010..........................  1.45% to 2.55%  21,125,272 12.32 to 11.42 248,281   1.96%       3.76% to    2.60%
   2009..........................  1.45% to 2.55%  24,727,901 11.87 to 11.13 280,887   6.57%      11.68% to   10.43%
   2008..........................  1.45% to 2.55%  18,915,673 10.63 to 10.08 194,038   4.51%     (1.86)% to  (2.96)%
   2007..........................  1.45% to 2.55%  17,920,878 10.83 to 10.39 191,569   4.23%       5.80% to    5.82%
   2006..........................  1.45% to 2.30%   2,044,005 10.24 to 10.14  20,805   4.24%       2.47% to    1.58%
 Total Return Portfolio --
   Administrative Class Shares
   2010..........................  1.15% to 2.55%  31,591,358 14.63 to 12.57 464,840   5.16%       6.86% to    5.35%
   2009..........................  1.15% to 2.55%  28,509,454 13.69 to 11.93 406,290   6.79%      12.73% to   11.13%
   2008..........................  1.15% to 2.55%  24,894,819 12.14 to 10.73 323,751   5.57%       3.59% to    2.12%
   2007..........................  1.15% to 2.55%  23,041,682 11.72 to 10.51 299,527   4.79%       7.48% to    7.72%
   2006..........................  1.15% to 2.30%  26,585,312 10.91 to 10.13 321,728   5.00%       2.65% to    1.46%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2010..........................  1.45% to 2.10%     830,325 16.66 to 12.18   5,295   0.00%      16.77% to   16.00%
   2009..........................  1.45% to 2.10%   1,209,561 14.27 to 10.50   6,737   0.00%      49.80% to   48.81%
   2008..........................  1.45% to 2.20%   1,299,162  9.52 to  7.71   4,760   0.15%    (42.76)% to (43.19)%
   2007..........................  1.45% to 2.20%   1,610,228 16.64 to 13.57   9,434   0.07%      16.11% to   15.22%
   2006..........................  1.45% to 2.30%   2,099,071 14.33 to 10.86  10,118   0.00%       4.24% to    3.35%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2010..........................  1.15% to 1.60%   2,853,332 20.90 to  9.09  38,885   0.75%      12.08% to   11.58%
   2009..........................  1.15% to 1.60%   3,296,237 18.65 to  8.15  40,195   0.66%      45.88% to   45.22%
   2008..........................  1.15% to 1.60%   3,822,849 12.78 to  5.61  32,079   0.23%    (46.78)% to (47.02)%
   2007..........................  1.15% to 1.60%   4,954,536 24.02 to 10.59  77,447   0.35%      18.56% to   18.02%
   2006..........................  1.15% to 1.60%   6,423,326 20.26 to  8.97  85,861   0.13%       3.94% to    3.47%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2010..........................  1.15% to 1.60%   2,612,290 15.25 to 11.55  35,106   0.00%      23.85% to   23.30%
   2009..........................  1.15% to 1.60%   2,946,423 12.31 to  9.37  32,091   0.00%      43.83% to   43.18%
   2008..........................  1.15% to 1.60%   3,365,920  8.56 to  6.54  25,618   0.00%    (47.22)% to (47.46)%
   2007..........................  1.15% to 1.60%   4,556,709 16.22 to 12.45  65,664   0.00%      15.89% to   15.36%
   2006..........................  1.15% to 1.60%   5,906,690 14.00 to 10.79  73,631   0.00%      18.64% to   18.10%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                     EXPENSES AS A                             NET   INVESTMENT
                                    % OF AVERAGE NET                          ASSETS   INCOME
                                       ASSETS (1)      UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    ---------------- --------- -------------- ------ ---------- --------------------
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2010............................  1.45% to 2.55%    749,996 19.96 to  9.70 13,901    0.00%      5.81% to    4.63%
   2009............................  1.45% to 2.55%  1,090,971 18.87 to  9.28 19,200    0.00%     55.12% to   53.39%
   2008............................  1.45% to 2.55%    883,787 12.16 to  6.05  9,979    6.95%   (40.28)% to (40.95)%
   2007............................  1.45% to 2.55%  2,841,578 20.37 to 10.24 43,190    9.12%      8.51% to    3.60%
   2006............................  1.45% to 2.30%  2,445,477 18.77 to 11.84 36,309    0.72%     11.97% to   11.00%
 Jennison Portfolio -- Class II
   Shares
   2010............................  1.45% to 2.30%    204,064 15.30 to 10.75  2,678    0.02%      9.83% to    8.89%
   2009............................  1.45% to 2.30%    246,625 13.93 to  9.87  2,904    0.28%     40.53% to   39.32%
   2008............................  1.45% to 2.30%    287,151  9.91 to  7.09  2,331    0.07%   (38.46)% to (38.99)%
   2007............................  1.45% to 2.30%    252,437 16.11 to 11.61  3,470    0.00%      9.93% to    8.98%
   2006............................  1.45% to 2.30%    268,285 14.66 to 10.66  3,328    0.00%    (0.10)% to  (0.96)%
 Natural Resources Portfolio --
   Class II Shares
   2010............................  1.45% to 2.55%  2,106,882 26.14 to 12.57 44,145    0.08%     25.63% to   24.23%
   2009............................  1.45% to 2.55%  3,326,772 20.81 to 10.12 51,535   13.00%     73.85% to   71.91%
   2008............................  1.45% to 2.55%  3,104,821 11.97 to  5.89 26,572   14.74%   (53.87)% to (54.38)%
   2007............................  1.45% to 2.55%  1,779,458 25.95 to 12.90 42,907   23.96%     45.54% to   46.22%
   2006............................  1.45% to 2.30%    852,359 17.83 to 13.04 15,160    3.04%     19.96% to   18.93%
 SP International Growth Portfolio
   -- Class II Shares
   2010............................  1.55% to 1.55%      1,472 10.28 to 10.28     15    1.18%     12.05% to   12.05%
   2009............................  1.55% to 1.55%      1,554  9.17 to  9.17     14    0.67%     34.33% to   34.33%
   2008............................  1.55% to 1.55%      8,967  6.83 to  6.83     61   22.39%   (51.25)% to (51.25)%
   2007............................  1.55% to 1.55%     11,452 14.01 to 14.01    160   12.30%     17.27% to   17.27%
   2006............................  1.55% to 1.55%     14,472 11.94 to 11.94    173    0.80%     18.56% to   18.56%
 SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   Shares
   2010............................  1.55% to 1.55%      1,809 14.34 to 14.34     26    0.23%     18.10% to   18.10%
   2009............................  1.55% to 1.55%      1,719 12.14 to 12.14     21    0.22%     38.99% to   38.99%
   2008............................  1.55% to 1.55%      1,855  8.74 to  8.74     16   16.98%   (37.23)% to (37.23)%
   2007............................  1.55% to 1.55%      1,610 13.92 to 13.92     22   10.07%     14.53% to   14.53%
   2006............................  1.55% to 1.55%      1,647 12.15 to 12.15     20   13.77%      7.41% to    7.41%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT
   Omega Growth Fund -- Class 2
   2010............................  1.45% to 1.95%    214,336 12.61 to 12.58  2,701    0.00%      64.92% to  64.09%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Statements of Income for the years ended December 31, 2010, 2009 and 2008............. F-2
   Consolidated Balance Sheets as of December 31, 2010 and 2009....................................... F-3
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2010,
     2009 and 2008.................................................................................... F-4
   Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008......... F-5
   Notes to Consolidated Financial Statements......................................................... F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2010. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 2 to the consolidated financial statements, the Company changed its method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.

/s/ KPMG LLP

Richmond, Virginia
March 18, 2011

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
                             (AMOUNTS IN MILLIONS)

                                                                               YEARS ENDED DECEMBER 31,
                                                                             ----------------------------
                                                                               2010      2009      2008
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  911.7  $  982.4  $1,068.5
Net investment income.......................................................    717.6     644.7     948.3
Net investment gains (losses)...............................................   (111.7)   (315.9)   (936.7)
Policy fees and other income................................................    570.9     599.2     607.7
                                                                             --------  --------  --------
   Total revenues...........................................................  2,088.5   1,910.4   1,687.8
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,157.1   1,032.7   1,138.8
Interest credited...........................................................    303.4     339.7     450.7
Acquisition and operating expenses, net of deferrals........................    263.9     247.0     270.2
Amortization of deferred acquisition costs and intangibles..................    217.1     241.0     244.0
Interest expense............................................................    108.9      91.7     168.1
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  2,050.4   1,952.1   2,271.8
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................     38.1     (41.7)   (584.0)
Provision (benefit) for income taxes........................................    (36.0)    (36.0)   (212.3)
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................     74.1      (5.7)   (371.7)
Equity in net income (loss) of unconsolidated subsidiary....................     20.0       4.4     (37.6)
                                                                             --------  --------  --------
Net income (loss)........................................................... $   94.1  $   (1.3) $ (409.3)
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $  (57.1) $ (592.1) $ (820.7)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................    (29.5)    226.6        --
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................    (86.6)   (365.5)   (820.7)
Other investment gains (losses).............................................    (25.1)     49.6    (116.0)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $ (111.7) $ (315.9) $ (936.7)
                                                                             ========  ========  ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2010       2009
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,622.9  $11,248.8
       Equity securities available-for-sale, at fair value.................................      70.8      101.3
       Commercial mortgage loans...........................................................   2,109.3    2,363.3
       Restricted commercial mortgage loans related to securitization entity...............     111.8         --
       Policy loans........................................................................     519.6      515.7
       Other invested assets ($1.6 and $297.6 restricted)..................................   1,167.4    2,607.4
                                                                                            ---------  ---------
              Total investments............................................................  17,601.8   16,836.5
   Cash and cash equivalents...............................................................     488.7    1,279.8
   Accrued investment income...............................................................     161.9      152.8
   Deferred acquisition costs..............................................................   3,226.2    3,180.1
   Intangible assets.......................................................................     369.5      491.8
   Goodwill................................................................................     450.9      450.9
   Reinsurance recoverable.................................................................   8,016.6    8,216.0
   Other assets............................................................................     406.1      491.2
   Separate account assets.................................................................  10,659.2   10,086.3
                                                                                            ---------  ---------
              Total assets................................................................. $41,380.9  $41,185.4
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,821.4  $ 9,885.1
       Policyholder account balances.......................................................  10,552.8   11,362.5
       Liability for policy and contract claims............................................     310.3      294.9
       Unearned premiums...................................................................      15.7       17.2
       Other liabilities ($--and $299.4 restricted)........................................     763.3    1,082.3
       Non-recourse funding obligations....................................................   3,537.0    3,543.0
       Deferred income tax liability.......................................................     779.8      586.4
       Separate account liabilities........................................................  10,659.2   10,086.3
       Borrowings related to securitization entity.........................................     114.3         --
                                                                                            ---------  ---------
              Total liabilities............................................................  36,553.8   36,857.7
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,702.3    4,686.7
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     (68.0)    (546.7)
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................     (73.6)    (129.8)
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................    (141.6)    (676.5)
          Derivatives qualifying as hedges.................................................      16.8       12.4
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................    (124.8)    (664.1)
       Retained earnings...................................................................     224.0      279.5
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,827.1    4,327.7
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $41,380.9  $41,185.4
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                        ACCUMULATED
                                                            ADDITIONAL     OTHER                  TOTAL
                                                     COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDER'S
                                                     STOCK   CAPITAL   INCOME (LOSS) EARNINGS    EQUITY
                                                     ------ ---------- ------------- -------- -------------
Balances as of December 31, 2007.................... $25.6   $4,071.6    $  (333.3)  $ 522.5    $ 4,286.4
                                                                                                ---------
Comprehensive income (loss):
   Net loss.........................................    --         --           --    (409.3)      (409.3)
   Net unrealized gains (losses) on investment
     securities.....................................    --         --     (1,311.5)       --     (1,311.5)
   Derivatives qualifying as hedges.................    --         --         41.2        --         41.2
                                                                                                ---------
Total comprehensive income (loss)...................                                             (1,679.6)
Capital contribution................................    --      610.9           --        --        610.9
Other transactions with stockholder.................    --        4.2           --      (4.9)        (0.7)
                                                     -----   --------    ---------   -------    ---------
Balances as of December 31, 2008....................  25.6    4,686.7     (1,603.6)    108.3      3,217.0
                                                                                                ---------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --       (188.4)    188.5          0.1
Comprehensive income (loss):
   Net loss.........................................    --         --           --      (1.3)        (1.3)
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --      1,143.9        --      1,143.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         17.7        --         17.7
   Derivatives qualifying as hedges.................    --         --        (33.7)       --        (33.7)
                                                                                                ---------
Total comprehensive income (loss)...................                                              1,126.6
Other transactions with stockholder.................    --         --           --     (16.0)       (16.0)
                                                     -----   --------    ---------   -------    ---------
Balances as of December 31, 2009....................  25.6    4,686.7       (664.1)    279.5      4,327.7
                                                                                                ---------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --        101.8    (115.4)       (13.6)
Comprehensive income (loss):
   Net loss.........................................    --         --           --      94.1         94.1
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --        376.9        --        376.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         56.2        --         56.2
   Derivatives qualifying as hedges.................    --         --          4.4        --          4.4
                                                                                                ---------
Total comprehensive income (loss)...................                                                531.6
Other transactions with former parent...............    --       14.0           --     (29.7)       (15.7)
Other transactions with stockholder.................    --        1.6           --      (4.5)        (2.9)
                                                     -----   --------    ---------   -------    ---------
Balances as of December 31, 2010.................... $25.6   $4,702.3    $  (124.8)  $ 224.0    $ 4,827.1
                                                     =====   ========    =========   =======    =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                    -                                       -------------------------------
                                                                               2010       2009       2008
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $    94.1  $    (1.3) $  (409.3)
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Net investment losses (gains).......................................     111.7      315.9      936.7
       Equity in net (income) loss of unconsolidated subsidiary............     (20.0)      (4.4)      37.6
       Charges assessed to policyholders...................................    (433.7)    (394.2)    (364.3)
       Net increase (decrease) in trading securities and derivative
         instruments.......................................................     (64.7)    (149.8)     199.8
       Amortization of fixed maturity discounts and premiums...............      (4.6)      60.0       36.7
       Acquisition costs deferred..........................................    (270.2)    (185.6)    (399.9)
       Amortization of deferred acquisition costs and intangibles..........     217.1      241.0      244.0
       Deferred income taxes...............................................     (32.5)    (289.7)    (108.4)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................      15.8       43.0     (105.3)
       Insurance reserves..................................................     516.2      699.6      819.2
       Other liabilities and other policy-related balances.................     163.9       58.9      (96.5)
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................     293.1      393.4      790.3
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,521.5    1,605.4    1,812.5
       Commercial mortgage loans...........................................     208.6      247.2      297.1
       Restricted commercial mortgage loans related to securitization
         entities..........................................................      19.6         --         --
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................     835.0    1,586.6    1,152.1
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (4,148.3)  (2,336.2)  (1,305.4)
       Commercial mortgage loans...........................................     (15.0)        --      (31.4)
   Other invested assets, net..............................................   1,247.4     (253.2)  (1,026.0)
   Policy loans, net.......................................................      (3.9)      (9.9)     (39.0)
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................    (335.1)     839.9      859.9
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,664.7    1,421.8    3,999.4
   Withdrawals from universal life and investment contracts................  (2,480.9)  (3,448.7)  (4,746.8)
   Proceeds from short-term borrowings and other, net......................      92.6      (34.7)     272.8
   Payments on short-term borrowings.......................................        --         --     (271.8)
   Redemption of non-recourse funding obligations..........................      (6.0)     (12.0)        --
   Repayment of borrowings related to securitization entities..............     (19.5)        --         --
   Capital contribution from parent........................................        --         --      600.0
   Capital contribution to unconsolidated subsidiary.......................        --       (0.1)        --
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................    (749.1)  (2,073.7)    (146.4)
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................    (791.1)    (840.4)   1,503.8
Cash and cash equivalents at beginning of year.............................   1,279.8    2,120.2      616.4
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of year................................... $   488.7  $ 1,279.8  $ 2,120.2
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

(1) FORMATION AND NATURE OF BUSINESS

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company and our affiliate companies in which we hold a majority voting interest or power to direct activities of certain variable interest entities ("VIEs"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2010 and 2009, the carrying value of our investment in GLICNY was $418.1 million and $381.4 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying condensed consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include: Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company V ("River Lake V"), LLC, River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation.

   (b) Nature of Business

   We have two segments: (i) Protection and (ii) Retirement Income.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance and Medicare supplement insurance.

   Retirement income products include fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. On May 1, 2008, we discontinued the sales of variable life insurance policies, however, we continue to service existing policies. In 2006, we discontinued the sale of structured settlement annuities. In January 2011, we announced we are discontinuing new sales of retail and group variable annuities while continuing to service our existing blocks of business. However, we will continue to offer fixed annuities.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include unallocated corporate income and expenses and non-strategic products that are managed outside of our operating segments. Our non-strategic products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs").

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. For universal life

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

insurance contracts, charges to contractholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps. Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   (f) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. Cash and non-cash collateral, such as a

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2010 and 2009, the fair value of securities loaned under the securities lending program was $114.9 million and $170.6 million, respectively. As of December 31, 2010 and 2009, the fair value of collateral held under the securities lending program was $119.2 million and $175.8 million, respectively, and the obligation to return collateral of $119.1 million and $176.0 million, respectively, was included in other liabilities in the consolidated balance sheets. We had no non-cash collateral as of December 31, 2010 and 2009.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 5 for additional information related to DAC including loss recognition and recoverability.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2010, 2009 and 2008, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 6 for additional information related to goodwill and impairments recorded.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   (n) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE"). During this period, we were subject to a tax sharing arrangement that allocated taxes on a separate company basis, but provided benefit for current utilization of losses and credits.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies that are identified with respect to years ending on or before December 31, 2009 (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (r) Variable Interest Entities

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

   In 2009, we had retained interests in VIEs where we were the servicer and transferor of certain assets that were sold to a newly created VIE. In 2010, we de-recognized the retained interests assets due to consolidation and termination of the VIEs. Additionally, for certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 15 for additional information related to these consolidated entities. As of December 31, 2009, we were not required to consolidate any VIEs where there were third-party beneficial interest holders.

   (s) Accounting Changes

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures will be effective for us on March 31, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                                  ACCUMULATED OTHER
                                    COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)               INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------             ----------------- ----------------- -------------------
Investment securities............      $123.8            $(123.8)            $  --
Other invested assets/(1)/.......         0.8               (1.0)             (0.2)
Provision for income taxes.......       (44.1)              44.1                --
                                       ------            -------             -----
Net cumulative effect adjustment.      $ 80.5            $ (80.7)            $(0.2)
                                       ======            =======             =====

--------
/(1)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $3.1 million recorded to retained earnings with a partial offset recorded to accumulated other comprehensive income of $2.5 million.

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $132.5 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate a previously qualifying special-purpose entity. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entity and the amounts recorded for our interest in this entity prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $34.7 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $21.3 million related to the adoption of this new accounting guidance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The assets and liabilities of the newly consolidated entity were as follows as of January 1, 2010:

                                                                             AMOUNTS
                                                                          RECORDED UPON
(AMOUNTS IN MILLIONS)                                                   CONSOLIDATION/(1)/
---------------------                                                   -----------------
Assets
Restricted commercial mortgage loans...................................      $133.9
Other invested assets/(2)/.............................................       (34.2)
Accrued investment income..............................................         0.7
                                                                             ------
   Total assets........................................................       100.4
                                                                             ------
Liabilities
Other liabilities......................................................         0.7
Borrowings related to securitization entities..........................       133.9
                                                                             ------
   Total liabilities...................................................       134.6
                                                                             ------
   Net assets and liabilities of newly consolidated entities...........       (34.2)
   Less: amortized cost of fixed maturity securities previously
     recorded/(3)/.....................................................         0.8
                                                                             ------
   Cumulative effect adjustment to retained earnings upon adoption,
     pre-tax...........................................................       (35.0)
   Tax effect..........................................................         0.3
                                                                             ------
   Net cumulative effect adjustment to retained earnings upon adoption.      $(34.7)
                                                                             ======

--------
/(1)/Represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
/(2)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $99.0 million recorded to retained earnings. We recorded the effect of GLICNY's accounting adoption that impacted our investment in GLICNY of $34.2 million.
/(3)/Fixed maturity securities that were previously recorded had net unrealized investment gains of $2.0 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

   For commercial mortgage loans, the carrying amounts represent the unpaid principal balance less any allowance for loan losses. Borrowings related to securitization entities are recorded at unpaid principal.

   The borrowings of the entity were recorded at cost. See note 15 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Measuring Liabilities At Fair Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the Financial Accounting Standards Board (the "FASB"). This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the United States Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

other-than-temporary impairment with the remaining impairment loss being presented in OCI. The following summarizes the components for the cumulative effect adjustment recorded on April 1, 2009 related to the adoption of this new accounting guidance:

                                        ACCUMULATED OTHER
                                          COMPREHENSIVE                     TOTAL STOCKHOLDER'S
(AMOUNTS IN MILLIONS)                     INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------                   ----------------- ----------------- -------------------
Investment securities..................      $(301.6)          $ 301.6             $  --
Adjustment to DAC......................          3.6              (4.5)             (0.9)
Adjustment to PVFP.....................          5.9              (5.8)              0.1
Adjustment to certain benefit reserves.           --               0.6               0.6
Provision for income taxes.............        103.7            (103.4)              0.3
                                             -------           -------             -----
Net cumulative effect adjustment.......      $(188.4)          $ 188.5             $ 0.1
                                             =======           =======             =====

   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Transfers of Financial Assets and Interests In Variable Interest Entities

   On December 31, 2008, we adopted new accounting guidance related to disclosures by public entities about transfers of financial assets and interests in VIEs. This new accounting guidance amends the disclosure requirements regarding transfers of financial assets and involvement in VIEs to require additional disclosures for public entities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted new accounting guidance related to disclosures about credit derivatives and certain guarantees. This accounting guidance requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   On October 14, 2008, the Office of the Chief Accountant at the SEC, issued a letter to the FASB that stated, given the debt characteristics of hybrid securities, they would not object to the application of a debt impairment model to hybrid investments provided there has been no evidence of deterioration in credit of the issuer. A debt impairment model could be used for filings subsequent to October 14, 2008, until the FASB further addresses the appropriate impairment model. As a result, management began using and will continue to use the debt impairment model as long as there has been no evidence of deterioration in credit of the issuer as of the balance sheet date.

   Other-Than-Temporary Impairments of Certain Structured Securities

   On October 1, 2008, we adopted new accounting guidance related to impairment guidance. This accounting guidance amends the impairment guidance to require all available information be used to produce our best estimate of cash flows rather than relying exclusively upon what a market participant would use to determine the current fair value. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Determining Fair Value When A Market Is Not Active

   On September 30, 2008, we adopted new accounting guidance related to determining the fair value of a financial asset when the market for that asset is not active. The accounting guidance provides guidance and clarification on how management's internal assumptions, observable market information and market quotes are considered in inactive markets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2008, we adopted new accounting guidance related to fair value measurements. This accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of this

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

accounting guidance to allow an entity to delay the application until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the accounting guidance, we will delay the application for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Option For Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted new accounting guidance related to the fair value option for financial assets and financial liabilities. This accounting guidance provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of this new accounting guidance did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the accounting guidance.

   Amendment To Guidance For Offsetting of Amounts Related To Certain Contracts

   On January 1, 2008, we adopted new accounting guidance for offsetting of amounts related to certain contracts. This accounting guidance allows fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. It also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

   (t) Accounting Pronouncements Not Yet Adopted

   In December 2010, the FASB issued new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This new accounting guidance will be effective for us on January 1, 2011. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances have positive carrying values.

   In October 2010, the FASB issued new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. This new accounting guidance will be effective for us on January 1, 2012. When adopted, we expect to defer fewer costs. The new guidance is effective prospectively with retrospective adoption allowed. We have not yet determined the method nor impact this accounting guidance will have on our consolidated financial statements.

   In April 2010, the FASB issued new accounting guidance on how investments held through separate accounts affect an insurer's consolidation analysis of those investments. This new accounting guidance will be effective for us on January 1, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   In January 2010, the FASB issued new accounting guidance to require additional disclosures about purchases, sales, issuances, and settlements in the rollforward of Level 3 fair value measurements. This new accounting guidance will be effective for us on January 1, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2010    2009    2008
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $557.5  $567.0  $773.6
Commercial mortgage loans..................................................  120.7   136.7   168.4
Restricted commercial mortgage loans related to securitization entity/(1)/.   10.1      --      --
Equity securities..........................................................    3.9     1.8     3.5
Other invested assets......................................................   11.4   (77.8)  (27.5)
Policy loans...............................................................   32.2    31.8    29.7
Cash, cash equivalents and short-term investments..........................    2.7     8.8    26.1
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  738.5   668.3   973.8
Expenses and fees..........................................................  (20.9)  (23.6)  (25.5)
                                                                            ------  ------  ------
   Net investment income................................................... $717.6  $644.7  $948.3
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to consolidated securitization entities.

   (b) Net Investment Gains (Losses)

   Net investment gains (losses) were as follows for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                              2010     2009     2008
---------------------                                            -------  -------  -------
Available-for-sale securities:
   Realized gains............................................... $  16.5  $  28.5  $  31.7
   Realized losses..............................................   (40.6)   (70.1)   (56.2)
                                                                 -------  -------  -------
   Net realized gains (losses) on available-for-sale securities.   (24.1)   (41.6)   (24.5)
                                                                 -------  -------  -------
Impairments:
   Total other-than-temporary impairments.......................   (57.1)  (592.1)  (820.7)
   Portion of other-than-temporary impairments included in OCI..   (29.5)   226.6       --
                                                                 -------  -------  -------
   Net other-than-temporary impairments.........................   (86.6)  (365.5)  (820.7)
                                                                 -------  -------  -------
Derivative instruments/(1)/.....................................    18.2    112.1    (87.9)
Commercial mortgage loans.......................................   (17.1)   (10.3)    (0.5)
Trading securities..............................................    (2.0)    (1.5)     2.6
Net gains (losses) related to securitization entity/(2)/........     0.1       --       --
Other...........................................................    (0.2)    (9.1)    (5.7)
                                                                 -------  -------  -------
   Net investments gains (losses)............................... $(111.7) $(315.9) $(936.7)
                                                                 =======  =======  =======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to consolidated securitization entities.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2010, 2009 and 2008 was $404.2 million, $483.0 million and $443.9 million, respectively, which was approximately 92.0%, 87.9% and 88.8%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the year ended December 31:

(AMOUNTS IN MILLIONS)                                                              2010     2009
---------------------                                                            -------  -------
Beginning balance............................................................... $ 373.3  $    --
Adoption of new accounting guidance related to other-than-temporary impairments.      --    456.2
Adoption of new accounting guidance related to securitization entities..........    (2.2)      --
Additions:
   Other-than-temporary impairments not previously recognized...................    26.7     48.7
   Increases related to other-than-temporary impairments previously recognized..    53.7     86.1
Reductions:
   Securities sold, paid down or disposed.......................................  (124.5)  (213.8)
   Securities where there is intent to sell.....................................      --     (3.9)
                                                                                 -------  -------
Ending balance.................................................................. $ 327.0  $ 373.3
                                                                                 =======  =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2010      2009       2008
---------------------                                    -------  ---------  ---------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $(163.6) $(1,080.2) $(2,565.1)
   Equity securities....................................    (0.6)      10.8       (9.6)
   Restricted other invested assets.....................      --       (1.7)     (57.6)
   Investment in unconsolidated subsidiary..............    18.8      (28.5)    (152.5)
   Other invested assets................................      --       (0.1)       0.7
                                                         -------  ---------  ---------
       Subtotal.........................................  (145.4)  (1,099.7)  (2,784.1)
                                                         -------  ---------  ---------
Adjustments to DAC, PVFP and benefit reserves...........   (84.8)      63.5      311.4
Deferred income taxes, net..............................    88.6      359.7      823.0
                                                         -------  ---------  ---------
Net unrealized investment gains (losses)................ $(141.6) $  (676.5) $(1,649.7)
                                                         =======  =========  =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2010      2009       2008
---------------------                                                           -------  ---------  ---------
Beginning balance.............................................................. $(676.5) $(1,649.7) $  (338.2)
Cumulative effect of change in accounting......................................   101.8     (188.4)        --
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................   698.7    1,567.5   (3,097.8)
   Adjustment to DAC...........................................................   (58.1)    (131.8)     150.8
   Adjustment to PVFP..........................................................   (72.2)    (125.6)     148.3
   Adjustment to benefit reserves..............................................   (18.0)        --         --
   Provision for deferred income taxes.........................................  (189.3)    (420.5)     938.5
                                                                                -------  ---------  ---------
       Change in unrealized gains (losses) on investment securities............   361.1      889.6   (1,860.2)
Reclassification adjustments to net investment (gains) losses, net of deferred
  taxes of $(38.7), $(146.5) and $(295.4)......................................    72.0      272.0      548.7
                                                                                -------  ---------  ---------
Ending balance................................................................. $(141.6) $  (676.5) $(1,649.7)
                                                                                =======  =========  =========

   (d) Fixed Maturity and Equity Securities

   As of December 31, 2010, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,120.9     $ 41.5         $ --         $  (2.7)      $    --   $ 1,159.7
   Government--non-U.S...............     117.2       17.4           --            (0.4)           --       134.2
   U.S. corporate....................   6,248.8      223.5           --           (95.9)           --     6,376.4
   Corporate--non-U.S................   1,972.7       72.1           --           (48.2)           --     1,996.6
   Residential mortgage-backed.......   1,579.2       40.5          4.5          (134.9)       (108.4)    1,380.9
   Commercial mortgage-backed........   1,033.4       15.2          1.1          (126.9)        (15.9)      906.9
   Other asset-backed................   1,714.3        4.7           --           (50.5)         (0.3)    1,668.2
                                      ---------     ------         ----         -------       -------   ---------
       Total fixed maturity
         securities..................  13,786.5      414.9          5.6          (459.5)       (124.6)   13,622.9
Equity securities....................      71.4        1.5           --            (2.1)           --        70.8
                                      ---------     ------         ----         -------       -------   ---------
       Total available-for-sale
         securities.................. $13,857.9     $416.4         $5.6         $(461.6)      $(124.6)  $13,693.7
                                      =========     ======         ====         =======       =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $   649.7     $ 11.5         $  --       $    (6.7)     $    --   $   654.5
   Government--non-U.S...............     148.9       12.2            --            (6.5)          --       154.6
   U.S. corporate....................   5,551.7      122.9            --          (200.7)          --     5,473.9
   Corporate--non-U.S................   1,616.1       40.4          11.0          (142.3)          --     1,525.2
   Residential mortgage-backed.......   1,555.9       19.2           1.3          (243.3)      (175.7)    1,157.4
   Commercial mortgage-backed........   1,125.5        6.2           0.8          (311.3)       (34.5)      786.7
   Other asset-backed................   1,681.2        5.4            --          (179.1)       (11.0)    1,496.5
                                      ---------     ------         -----       ---------      -------   ---------
       Total fixed maturity
         securities..................  12,329.0      217.8          13.1        (1,089.9)      (221.2)   11,248.8
Equity securities....................      90.5       10.9            --            (0.1)          --       101.3
                                      ---------     ------         -----       ---------      -------   ---------
       Total available-for-sale
         securities.................. $12,419.5     $228.7         $13.1       $(1,090.0)     $(221.2)  $11,350.1
                                      =========     ======         =====       =========      =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

                                      LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                 ------------------------------ ------------------------------  ------------------------------
                                            GROSS                          GROSS                           GROSS
                                  FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)      VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
----------------------------     -------- ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government,
     agencies and
     government-
     sponsored
     enterprises................ $  202.4   $ (2.7)      21     $     --  $    --        --     $  202.4  $  (2.7)       21
    Government--
     non-U.S....................      5.9     (0.4)       2           --       --        --          5.9     (0.4)        2
    U.S. corporate..............  1,025.3    (28.2)     217        646.4    (67.7)       89      1,671.7    (95.9)      306
    Corporate--non-U.S..........    260.6     (4.2)      47        351.2    (44.0)       31        611.8    (48.2)       78
    Residential mortgage-
     backed.....................     64.1     (1.6)      22        592.7   (241.7)      238        656.8   (243.3)      260
    Commercial mortgage-
     backed.....................     71.0     (1.4)       9        539.1   (141.4)      146        610.1   (142.8)      155
    Other asset-backed..........    298.1     (0.4)      18        329.9    (50.4)       38        628.0    (50.8)       56
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
    Subtotal, fixed maturity
     securities.................  1,927.4    (38.9)     336      2,459.3   (545.2)      542      4,386.7   (584.1)      878
Equity securities...............      6.9     (1.9)       2          0.6     (0.2)        5          7.5     (2.1)        7
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
Total for securities in an
 unrealized loss position....... $1,934.3   $(40.8)     338     $2,459.9  $(545.4)      547     $4,394.2  $(586.2)      885
                                 ========   ======      ===     ========  =======       ===     ========  =======       ===

--------
/(1)/Amounts include $124.3 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts include $124.6 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Aging of Gross Unrealized Losses and Other-Than-Temporary Losses

   The following table presents the gross unrealized losses and number of investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

                                       LESS THAN 20%                      20% TO 50%                    GREATER THAN 50%
                              -------------------------------- -------------------------------- --------------------------------
                                         % OF TOTAL                       % OF TOTAL                       % OF TOTAL
                                GROSS      GROSS                 GROSS      GROSS                 GROSS      GROSS
                              UNREALIZED UNREALIZED NUMBER OF  UNREALIZED UNREALIZED NUMBER OF  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)    LOSSES     LOSSES   SECURITIES   LOSSES     LOSSES   SECURITIES   LOSSES     LOSSES   SECURITIES
----------------------------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Fixed maturity securities:
Less than 12 months:
    Investment grade.........  $ (36.7)      6.3%      318      $    --        --%       --      $    --        --%       --
    Below investment
     grade...................     (1.5)      0.2        12         (0.4)      0.1         3         (0.3)      0.1         3
                               -------      ----       ---      -------      ----       ---      -------      ----        --
       Total.................    (38.2)      6.5       330         (0.4)      0.1         3         (0.3)      0.1         3
                               -------      ----       ---      -------      ----       ---      -------      ----        --
12 months or greater:
    Investment grade.........   (111.6)     19.0       233        (73.6)     12.6        46        (42.1)      7.2        22
    Below investment
     grade/(1)/..............    (47.1)      8.0        67       (196.7)     33.6       122        (74.1)     12.6        52
                               -------      ----       ---      -------      ----       ---      -------      ----        --
       Total.................   (158.7)     27.0       300       (270.3)     46.2       168       (116.2)     19.8        74
                               -------      ----       ---      -------      ----       ---      -------      ----        --
Equity securities:
Less than 12 months:
    Investment grade.........     (0.1)       --         1         (1.8)      0.3         1           --        --        --
    Below investment
     grade...................       --        --        --           --        --        --           --        --        --
                               -------      ----       ---      -------      ----       ---      -------      ----        --
       Total.................     (0.1)       --         1         (1.8)      0.3         1           --        --        --
                               -------      ----       ---      -------      ----       ---      -------      ----        --
12 months or greater:
    Investment grade.........       --        --        --         (0.1)       --         2           --        --        --
    Below investment
     grade...................       --        --        --         (0.1)       --         3           --        --        --
                               -------      ----       ---      -------      ----       ---      -------      ----        --
       Total.................       --        --        --         (0.2)       --         5           --        --        --
                               -------      ----       ---      -------      ----       ---      -------      ----        --
Total........................  $(197.0)     33.5%      631      $(272.7)     46.6%      177      $(116.5)     19.9%       77
                               =======      ====       ===      =======      ====       ===      =======      ====        ==

--------
/(1)/Securities in an unrealized loss position for 12 months or greater include other-than-temporarily impaired securities where a non-credit loss of $116.1 million was recorded in OCI.

   The securities less than 20% below cost were primarily attributable to credit spreads that have widened since acquisition for certain mortgage-backed and asset-backed securities and corporate securities in the finance and insurance sector.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Concentration of Gross Unrealized Losses and Other-Than-Temporary Losses by Sector

   The following table presents the concentration of gross unrealized losses by sector as of December 31, 2010:

                                                 INVESTMENT GRADE                BELOW INVESTMENT GRADE
                                        ---------------------------------  ---------------------------------
                                        GROSS UNREALIZED    % OF GROSS     GROSS UNREALIZED    % OF GROSS
(AMOUNTS IN MILLIONS)                        LOSSES      UNREALIZED LOSSES      LOSSES      UNREALIZED LOSSES
---------------------                   ---------------- ----------------- ---------------- -----------------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored enterprises..     $  (2.7)            0.5%           $    --             -- %
   Government--non-U.S.................        (0.4)            0.1                 --              --
   U.S. corporate......................       (87.4)           14.9               (8.5)            1.5
   Corporate--non-U.S..................       (43.5)            7.5               (4.7)            0.8
   Residential mortgage-backed.........       (59.4)           10.1             (183.9)           31.3
   Commercial mortgage-backed..........       (58.2)            9.9              (84.6)           14.4
   Other asset-backed..................       (12.4)            2.1              (38.4)            6.6
                                            -------            ----            -------            ----
   Subtotal, fixed maturity securities.      (264.0)           45.1             (320.1)           54.6
Equity securities......................        (2.0)            0.3               (0.1)             --
                                            -------            ----            -------            ----
Total..................................     $(266.0)           45.4%           $(320.2)           54.6%
                                            =======            ====            =======            ====

   While certain securities included in the preceding table were considered other-than-temporarily impaired, we expect to recover the new amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write-downs within our portfolio of mortgage-backed and asset-backed securities. We expect our investments in corporate securities will continue to perform in accordance with our conclusions about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write-downs within our portfolio of corporate securities.

   Structured Securities

   The following table presents the concentration of gross unrealized losses related to structured securities as of December 31, 2010:

                                         INVESTMENT GRADE                BELOW INVESTMENT GRADE
                                ---------------------------------  ---------------------------------
                                GROSS UNREALIZED    % OF GROSS     GROSS UNREALIZED    % OF GROSS
(AMOUNTS IN MILLIONS)                LOSSES      UNREALIZED LOSSES      LOSSES      UNREALIZED LOSSES
---------------------           ---------------- ----------------- ---------------- -----------------
Structured securities:
   Residential mortgage-backed.     $ (59.4)           13.6%           $(183.9)           42.1%
   Commercial mortgage-backed..       (58.2)           13.3%             (84.6)           19.4
   Other asset-backed..........       (12.4)            2.8%             (38.4)            8.8
                                    -------            ----            -------            ----
Total structured securities....     $(130.0)           29.7%           $(306.9)           70.3%
                                    =======            ====            =======            ====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Most of the structured securities have been in an unrealized loss position for 12 months or more. Given ongoing concern about the housing market and unemployment, the fair value of these securities has declined due to credit spreads that have widened since acquisition. We examined the performance of the underlying collateral and developed our estimate of cash flows expected to be collected. In doing so, we identified certain securities where the non-credit portion of other-than-temporary impairments was recorded in OCI. Based on this evaluation, we determined that the unrealized losses on our mortgage-backed and asset-backed securities represented temporary impairments as of December 31, 2010.

   Corporate Securities

   The following table presents the concentration of gross unrealized losses related to corporate debt and equity securities by industry as of December 31, 2010:

                                   INVESTMENT GRADE       BELOW INVESTMENT GRADE
                               ------------------------  ------------------------
                               LESS THAN 12 12 MONTHS OR LESS THAN 12 12 MONTHS OR
(AMOUNTS IN MILLIONS)             MONTHS      GREATER       MONTHS      GREATER
---------------------          ------------ ------------ ------------ ------------
Industry:
Finance and insurance.........    $ (6.9)      $(68.1)      $(0.3)       $ (3.9)
Utilities and energy..........      (8.8)        (1.8)         --          (0.3)
Consumer--non-cyclical........      (2.4)        (0.3)       (0.1)           --
Consumer--cyclical............      (0.7)        (3.4)       (0.4)         (1.9)
Capital goods.................      (2.0)        (0.7)         --          (1.3)
Industrial....................      (3.8)        (6.8)         --          (1.3)
Technology and communications.      (2.1)        (1.3)       (0.2)         (2.2)
Transportation................      (0.2)        (9.8)         --          (0.3)
Other.........................      (6.4)        (7.4)         --          (1.1)
                                  ------       ------       -----        ------
Total.........................    $(33.3)      $(99.6)      $(1.0)       $(12.3)
                                  ======       ======       =====        ======

   A portion of the unrealized losses in the finance and insurance sector included debt securities where an other-than-temporary impairment was recorded in OCI. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2010. A subset of the securities issued by banks and other financial institutions represent investments in financial hybrid securities on which a debt impairment model was employed. Most of these hybrid securities retain a credit rating of investment grade. The majority of these securities were issued by foreign financial institutions. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2009:

                                                    LESS THAN 12 MONTHS               12 MONTHS OR MORE
                                              -------------------------------- --------------------------------
                                                           GROSS                            GROSS
                                                         UNREALIZED NUMBER OF             UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)                  FAIR VALUE   LOSSES   SECURITIES FAIR VALUE   LOSSES   SECURITIES
----------------------------                  ---------- ---------- ---------- ---------- ---------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
   U.S. government, agencies and government-
     sponsored enterprises...................  $  319.5   $  (6.1)      30      $    6.2  $    (0.6)      2
   Government--non-U.S.......................        --        --       --          31.8       (6.5)     11
   U.S. corporate............................     781.3     (16.0)     117       1,558.3     (184.7)    256
   Corporate--non-U.S........................     106.7      (4.6)      22         696.3     (137.7)     78
   Residential mortgage-backed...............     248.8    (132.7)     101         508.2     (286.3)    205
   Commercial mortgage-backed................      81.6     (16.3)      29         585.7     (329.5)    193
   Other asset-backed........................     193.6      (0.7)      21         981.2     (189.4)    140
                                               --------   -------      ---      --------  ---------     ---
   Subtotal, fixed maturity securities.......   1,731.5    (176.4)     320       4,367.7   (1,134.7)    885
Equity securities............................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost.................  $1,569.6   $ (32.1)     232      $3,207.4  $  (237.0)    466
   20-50% Below cost.........................     120.9     (67.7)      41         912.4     (442.9)    228
   (greater than)50% Below cost..............      41.0     (76.6)      47         247.9     (454.8)    191
                                               --------   -------      ---      --------  ---------     ---
   Total fixed maturity securities...........   1,731.5    (176.4)     320       4,367.7   (1,134.7)    885
                                               --------   -------      ---      --------  ---------     ---
% Below cost--equity securities:
   (less than)20% Below cost.................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
   Total equity securities...................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===
Investment grade.............................  $1,559.4   $ (50.5)     216      $3,766.1  $  (748.2)    649
Below investment grade.......................     172.1    (125.9)     104         601.6     (386.6)    237
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2010 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               AMORTIZED COST
       (AMOUNTS IN MILLIONS)                      OR COST     FAIR VALUE
       ---------------------                   -------------- ----------
       Due one year or less...................   $   645.6    $   644.7
       Due after one year through five years..     3,199.4      3,253.6
       Due after five years through ten years.     1,847.0      1,914.9
       Due after ten years....................     3,767.6      3,853.7
                                                 ---------    ---------
          Subtotal............................     9,459.6      9,666.9
       Residential mortgage-backed............     1,579.2      1,380.9
       Commercial mortgage-backed.............     1,033.4        906.9
       Other asset-backed.....................     1,714.3      1,668.2
                                                 ---------    ---------
          Total...............................   $13,786.5    $13,622.9
                                                 =========    =========

   As of December 31, 2010, $1,220.4 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2010, securities issued by finance and insurance, utilities and energy, and consumer--non-cyclical industry groups represented approximately 21.7%, 21.3% and 10.9% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2010, we did not hold any fixed maturity securities which individually exceeded 10% of stockholder's equity.

   As of December 31, 2010 and 2009, $8.3 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2010                      2009
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
PROPERTY TYPE
Office...............................................    $  623.6       29.3%      $  677.5       28.5%
Industrial...........................................       579.7       27.3          659.1       27.7
Retail...............................................       514.1       24.2          544.5       22.9
Apartments...........................................       194.4        9.1          225.5        9.5
Mixed use/other......................................       214.5       10.1          269.7       11.4
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,126.3      100.0%       2,376.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         1.5                       2.0
   Allowance for losses..............................       (18.5)                    (15.0)
                                                         --------                  --------
   Total.............................................    $2,109.3                  $2,363.3
                                                         ========                  ========

                                                                2010                      2009
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
GEOGRAPHIC REGION
Pacific..............................................    $  594.9       28.0%      $  654.1       27.5%
South Atlantic.......................................       571.0       26.8          653.0       27.5
Middle Atlantic......................................       260.3       12.2          291.5       12.3
East North Central...................................       203.1        9.6          240.2       10.1
Mountain.............................................       119.5        5.6          138.4        5.8
New England..........................................       112.7        5.3          115.4        4.9
West North Central...................................       110.1        5.2          116.4        4.9
East South Central...................................        82.4        3.9           90.2        3.8
West South Central...................................        72.3        3.4           77.1        3.2
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,126.3      100.0%       2,376.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         1.5                       2.0
   Allowance for losses..............................       (18.5)                    (15.0)
                                                         --------                  --------
   Total.............................................    $2,109.3                  $2,363.3
                                                         ========                  ========

   As of December 31, 2010 and 2009, our total mortgage holdings secured by real estate in California was $422.7 million and $468.2 million, respectively, which was 19.9% and 19.7%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth the aging of past due commercial mortgage loans by property type as of December 31, 2010:

                                31 -60 DAYS 61 -90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)            PAST DUE    PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ----------- ----------- --------------- ---------- --------  --------
Property type:
   Office......................     $--         $--          $3.5          $3.5    $  620.1  $  623.6
   Industrial..................      --          --            --            --       579.7     579.7
   Retail......................      --          --            --            --       514.1     514.1
   Apartments..................      --          --            --            --       194.4     194.4
   Mixed use/other.............      --          --            --            --       214.5     214.5
                                    ---         ---          ----          ----    --------  --------
   Total principal balance.....     $--         $--          $3.5          $3.5    $2,122.8  $2,126.3
                                    ===         ===          ====          ====    ========  ========
% of total commercial mortgage
  loans........................      --%         --%          0.2%          0.2%       99.8%    100.0%
                                    ===         ===          ====          ====    ========  ========

   We had no commercial mortgage loans that were outstanding more than 90 days and still accruing interest.

   We had $3.5 million of commercial mortgage loans on nonaccrual status related to office property type as of December 31, 2010.

   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans for the year ended December 31:

(AMOUNTS IN MILLIONS)                                                           2010
---------------------                                                         --------
Allowance for credit losses:
   Beginning balance......................................................... $   15.0
   Charge-offs/(1)/..........................................................    (14.6)
   Recoveries................................................................       --
   Provision.................................................................     18.1
                                                                              --------
   Ending balance............................................................ $   18.5
                                                                              ========
   Ending allowance for individually impaired loans.......................... $     --
                                                                              ========
   Ending allowance for loans not individually impaired that were evaluated
     collectively for impairment............................................. $   18.5
                                                                              ========

Principal balance:
   Ending balance............................................................ $2,126.3
                                                                              ========
   Ending balance of individually impaired loans............................. $    4.2
                                                                              ========
   Ending balance of loans not individually impaired that were evaluated collectively for impairment............................................. $2,122.1
                                                                              ========

--------
/(1)/The year ended December 31, 2010 included $13.0 million related to held-for-sale commercial mortgage loans that were sold.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table presents the activity in the allowance for losses during the years ended December 31:

                     (AMOUNTS IN MILLIONS)      2009  2008
                     ---------------------      ----- ----
                     Balance as of January 1... $ 7.4 $6.9
                     Provision.................   7.6  0.5
                                                ----- ----
                     Balance as of December 31. $15.0 $7.4
                                                ===== ====

   The following table sets forth impaired commercial mortgage loans by property type as of December 31, 2010:

                                   UNPAID                          AVERAGE    INTEREST
                        RECORDED  PRINCIPAL              RELATED   RECORDED    INCOME
(AMOUNTS IN MILLIONS)  INVESTMENT  BALANCE  CHARGE-OFFS ALLOWANCE INVESTMENT RECOGNIZED
---------------------  ---------- --------- ----------- --------- ---------- ----------
 Property type:
    Office............    $3.1      $4.6       $1.5        $--       $1.5       $--
    Industrial........     1.1       1.2        0.1         --        1.1        --
    Retail............      --        --         --         --         --        --
    Apartments........      --        --         --         --         --        --
   Mixed use/other....      --        --         --         --         --        --
                          ----      ----       ----        ---                  ---
    Total.............    $4.2      $5.8       $1.6        $--       $1.4       $--
                          ====      ====       ====        ===                  ===

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgages loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

   The following table sets forth the average loan-to-value of commercial mortgage loans by property type as of December 31, 2010:

                                                   AVERAGE LOAN-TO-VALUE/(1)/
                               ------------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%   TOTAL
---------------------          -------- --------- --------- ---------- ----------------- --------
Property type:
   Office.....................  $134.1   $116.9    $171.4     $147.2         $54.0       $  623.6
   Industrial.................   180.1    152.7     131.7       90.0          25.2          579.7
   Retail.....................   135.8     78.6     172.9      121.2           5.6          514.1
   Apartments.................    39.2     22.0      65.3       67.9            --          194.4
   Mixed use/other............    12.6      7.9       6.7      177.8           9.5          214.5
                                ------   ------    ------     ------         -----       --------
   Total......................  $501.8   $378.1    $548.0     $604.1         $94.3       $2,126.3
                                ======   ======    ======     ======         =====       ========
% of total....................    23.6%    17.8%     25.8%      28.4%          4.4%         100.0%
                                ======   ======    ======     ======         =====       ========
Weighted-average debt service
  coverage ratio/(2)/.........    2.17     1.90      1.45       3.62          1.06           2.30
                                ======   ======    ======     ======         =====       ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

--------
/(1)/Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   The following table sets forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31, 2010:

                                                     DEBT SERVICE COVERAGE RATIO - FIXED RATE/(1)/
                                     -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)                LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------                -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Office...........................     $ 38.8       $ 58.5      $ 76.2      $162.9         $197.8       $  534.2
   Industrial.......................       73.9         72.1        82.7       234.5          115.9          579.1
   Retail...........................       31.4        101.8       140.3       113.1          125.9          512.5
   Apartments.......................        2.9         14.6        39.7        60.3           25.8          143.3
   Mixed use/other..................        9.5          9.9         5.9        27.7           11.4           64.4
                                         ------       ------      ------      ------         ------       --------
   Total............................     $156.5       $256.9      $344.8      $598.5         $476.8       $1,833.5
                                         ======       ======      ======      ======         ======       ========
% of total..........................        8.6%        14.0%       18.8%       32.6%          26.0%         100.0%
                                         ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value/(2)/.       88.5%        67.0%       66.2%       57.9%          51.9%          61.8%
                                         ======       ======      ======      ======         ======       ========

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of December 31, 2010:

                                                   DEBT SERVICE COVERAGE RATIO - FLOATING RATE/(1)/
                                     ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)                LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------                -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Office...........................     $  --          $--         $--        $  --         $ 89.4       $ 89.4
   Industrial.......................       0.6           --          --           --             --          0.6
   Retail...........................        --           --          --          1.6             --          1.6
   Apartments.......................        --           --          --         21.5           29.6         51.1
   Mixed use/other..................        --           --          --           --          150.1        150.1
                                         -----          ---         ---        -----         ------       ------
   Total............................     $ 0.6          $--         $--        $23.1         $269.1       $292.8
                                         =====          ===         ===        =====         ======       ======
% of total..........................       0.2%          --%         --%         7.9%          91.9%       100.0%
                                         =====          ===         ===        =====         ======       ======
Weighted-average loan-to-value/(2)/.      31.8%          --%         --%        93.3%          81.4%        82.3%
                                         =====          ===         ===        =====         ======       ======

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   (f) Restricted Commercial Mortgage Loans Related To Securitization Entity

   The following tables set forth additional information regarding our restricted commercial mortgage loans related to a securitization entity as of December 31:

                                                   2010
                                         ------------------------
             (AMOUNTS IN MILLIONS)       CARRYING VALUE % OF TOTAL
             ---------------------       -------------- ----------
             PROPERTY TYPE
             Retail.....................     $ 50.3        44.9%
             Office.....................       30.1        26.8
             Industrial.................       19.4        17.3
             Apartments.................        6.4         5.7
             Mixed use/other............        5.9         5.3
                                             ------       -----
                Total principal balance.      112.1       100.0%
                                                          =====
                Allowance for losses....       (0.3)
                                             ------
                Total...................     $111.8
                                             ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                   2010
                                         ------------------------
             (AMOUNTS IN MILLIONS)       CARRYING VALUE % OF TOTAL
             ---------------------       -------------- ----------
             GEOGRAPHIC REGION
             Pacific....................     $ 29.0        25.9%
             South Atlantic.............       25.7        22.9
             Middle Atlantic............       14.0        12.5
             East North Central.........       14.2        12.7
             East South Central.........       10.5         9.4
             Mountain...................        9.2         8.2
             West North Central.........        7.3         6.5
             West South Central.........        1.6         1.4
             New England................        0.6         0.5
                                             ------       -----
                Total principal balance.      112.1       100.0%
                                                          =====
                Allowance for losses....       (0.3)
                                             ------
                Total...................     $111.8
                                             ======

   As of December 31, 2010, all restricted commercial mortgage loans were current and there were no restricted commercial mortgage loans on nonaccrual status.

   Of the total carrying value of restricted commercial mortgage loans as of December 31, 2010, $110.5 million related to loans not individually impaired that were evaluated collectively for impairment. A provision for credit losses of $0.8 million was recorded during the year related to these loans, of which $0.5 million was recorded upon consolidation of a securitization entity as of January 1, 2010. We also recorded charge-offs of $0.5 million during the year related to our individually impaired loans, resulting in an ending allowance for credit losses balance of $0.3 million as of December 31, 2010.

   In evaluating the credit quality of restricted commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. The risks associated with restricted commercial mortgages loans can typically be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth the average loan-to-value of restricted commercial mortgage loans by property type as of December 31, 2010:

                                                        AVERAGE LOAN-TO-VALUE/ (1)/
                                        -----------------------------------------------------------
                                                                                GREATER THAN
(AMOUNTS IN MILLIONS)                   0% - 50% 51% - 60% 61% - 75% 76% - 100%     100%      TOTAL
---------------------                   -------- --------- --------- ---------- ------------ ------
Property type:
   Retail..............................  $ 44.6    $ 1.8     $ 1.3     $ 2.6        $--      $ 50.3
   Office..............................    24.4      2.7        --       3.0         --        30.1
   Industrial..........................    19.4       --        --        --         --        19.4
   Apartments..........................     6.4       --        --        --         --         6.4
   Mixed use/other.....................     5.9       --        --        --         --         5.9
                                         ------    -----     -----     -----        ---      ------
   Total...............................  $100.7    $ 4.5     $ 1.3     $ 5.6        $--      $112.1
                                         ======    =====     =====     =====        ===      ======
% of total.............................    90.0%     4.0%      1.1%      4.9%        --%      100.0%
                                         ======    =====     =====     =====        ===      ======
Weighted-average debt service coverage
  ratio/(2)/...........................    1.77     0.89      1.33      1.76         --        1.73
                                         ======    =====     =====     =====        ===      ======

--------
/(1)/Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   The following table sets forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of December 31, 2010:

                                                  DEBT SERVICE COVERAGE RATIO - FIXED RATE/(1)/
                                     ----------------------------------------------------------------------
                                                                                        GREATER THAN
(AMOUNTS IN MILLIONS)                LESS THAN 1.00 1.01 - 1.25 1.26 - 1.50 1.51 - 2.00     2.00      TOTAL
---------------------                -------------- ----------- ----------- ----------- ------------ ------
Property type:
   Retail...........................     $ 7.4         $ 3.0       $17.0       $17.0       $ 5.9     $ 50.3
   Office...........................       4.0            --        11.4         5.9         8.8       30.1
   Industrial.......................        --            --         3.7        14.3         1.4       19.4
   Apartments.......................        --            --         4.5          --         1.9        6.4
   Mixed use/other..................        --            --          --         2.8         3.1        5.9
                                         -----         -----       -----       -----       -----     ------
   Total............................     $11.4         $ 3.0       $36.6       $40.0       $21.1     $112.1
                                         =====         =====       =====       =====       =====     ======
% of total..........................      10.1%          2.7%       32.6%       35.7%       18.9%     100.0%
                                         =====         =====       =====       =====       =====     ======
Weighted-average loan-to-value/(2)/.      48.0%         38.4%       39.4%       39.5%       32.3%      38.9%
                                         =====         =====       =====       =====       =====     ======

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

/(2)/Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   There were no floating rate restricted commercial mortgage loans as of December 31, 2010.

   See note 15 for additional information related to consolidated securitization entities.

   (g) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                       2010                      2009
                                             ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                        CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                        -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.....    $  418.1       35.9%      $  381.4       14.7%
Trading securities..........................       274.1       23.5           33.5        1.3
Limited partnerships........................       133.9       11.5          153.5        5.9
Derivatives.................................       122.4       10.5          196.8        7.5
Securities lending collateral...............       119.2       10.2          175.8        6.7
Derivatives counterparty collateral.........        68.2        5.8          112.0        4.3
Short-term investments......................        25.0        2.1        1,247.6       47.8
Restricted other invested assets related to
  securitization entity/(1)/................         1.6        0.1             --         --
Restricted other invested assets............          --         --          297.6       11.4
Other investments...........................         4.9        0.4            9.2        0.4
                                                --------      -----       --------      -----
   Total other invested assets..............    $1,167.4      100.0%      $2,607.4      100.0%
                                                ========      =====       ========      =====

--------
/(1)/See note 15 for additional information related to consolidated securitization entity.

   (h) Restricted Other Invested Assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special-purpose entity ("SPE") whose sole purpose was to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments were owned in their entirety by the SPE and were not available to satisfy the claims of our creditors. However, we were entitled to principal and interest payments made on the Secured Notes held. Under U.S. GAAP, the transaction was accounted for as a secured borrowing. Accordingly, the Secured Notes were included within our consolidated financial statements as available-for-sale fixed maturity securities and the liability equal to the proceeds received upon transfer was included in other liabilities. Additionally, the investment securities transferred were included in other invested assets and were shown as restricted assets. In July 2010, the affiliated SPE redeemed the structured notes that we held of $206.7 million at that time with fixed maturity securities of $206.5 million and cash of $0.2 million. Therefore, we no longer present the fixed maturity securities as restricted assets and we de-recognized the liability at that time. The affiliated SPE was subsequently dissolved.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our restricted other invested assets were as follows:

                                           AMORTIZED   GROSS      GROSS
                                             COST    UNREALIZED UNREALIZED
(AMOUNTS IN MILLIONS)                       OR COST    GAINS      LOSSES   FAIR VALUE
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $269.2      $2.1      $(4.1)     $267.2
U.S. corporate............................    30.1       0.5       (0.2)       30.4
                                            ------      ----      -----      ------
   Total restricted other invested assets.  $299.3      $2.6      $(4.3)     $297.6
                                            ======      ====      =====      ======

(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibition on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

   The following table sets forth our positions in derivative instruments as of December 31:

                                               DERIVATIVE ASSETS       DERIVATIVE LIABILITIES
                                           -------------------------- ------------------------
                                              BALANCE     FAIR VALUE     BALANCE     FAIR VALUE
                                               SHEET      -----------     SHEET      ---------
(AMOUNTS IN MILLIONS)                      CLASSIFICATION 2010  2009  CLASSIFICATION 2010  2009
---------------------                      -------------- ----- ----- -------------- ----  ----
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
                                           Other invested                 Other
   Interest rate swaps....................     assets     $61.5 $99.9  liabilities   $3.5  $6.8
                                                          ----- -----                ----  ----
   Total fair value hedges................                 61.5  99.9                 3.5   6.8
                                                          ----- -----                ----  ----
   Total derivatives designated as hedges.                 61.5  99.9                 3.5   6.8
                                                          ----- -----                ----  ----

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                 DERIVATIVE ASSETS              DERIVATIVE LIABILITIES
                                         ---------------------------------  ------------------------------
                                             BALANCE          FAIR VALUE       BALANCE        FAIR VALUE
                                              SHEET         --------------      SHEET        -------------
(AMOUNTS IN MILLIONS)                     CLASSIFICATION     2010    2009   CLASSIFICATION    2010   2009
---------------------                    --------------     ------  ------  --------------   ------ ------
DERIVATIVES NOT DESIGNATED AS HEDGES
                                            Other invested                         Other
Interest rate swaps.....................        assets      $  6.1  $ 34.1      liabilities  $ 13.8 $ 32.2
                                            Other invested                         Other
Credit default swaps....................        assets         0.9     0.7      liabilities      --     --
                                            Other invested                         Other
Equity index options....................        assets        30.9    32.2      liabilities     2.6    2.4
                                            Other invested                         Other
Equity return swaps.....................        assets          --      --      liabilities     3.1     --
                                            Other invested                         Other
Financial futures.......................        assets          --      --      liabilities      --     --
                                            Other invested                         Other
Limited guarantee.......................        assets        23.0    29.9      liabilities      --     --
                                                                               Policyholder
                                             Reinsurance                          account
GMWB embedded derivatives...............   recoverable/(1)/   (4.1)   (3.7)    balances/(2)/  107.8  156.6
                                                            ------  ------                   ------ ------
   Total derivatives not designated as
     hedges.............................                      56.8    93.2                    127.3  191.2
                                                            ------  ------                   ------ ------
   Total derivatives....................                    $118.3  $193.1                   $130.8 $198.0
                                                            ======  ======                   ====== ======

--------
/(1)/Represents the embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                  MATURITIES/
(NOTIONAL IN MILLIONS)                   MEASUREMENT  DECEMBER 31, 2009 ADDITIONS TERMINATIONS DECEMBER 31, 2010
----------------------                   -----------  ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
   Interest rate swaps..................  Notional        $1,638.3      $     --   $  (434.5)      $1,203.8
                                                          --------      --------   ---------       --------
   Total fair value hedges..............                   1,638.3            --      (434.5)       1,203.8
                                                          --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                   1,638.3            --      (434.5)       1,203.8
                                                          --------      --------   ---------       --------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps.....................  Notional         2,151.0         111.4    (1,617.4)         645.0
Credit default swaps....................  Notional            56.1            --          --           56.1
Equity index options....................  Notional           841.5         647.4      (802.8)         686.1
Equity return swaps.....................  Notional              --         209.9        (1.5)         208.4
Financial futures.......................  Notional         4,304.0       4,849.6    (5,411.2)       3,742.4
Limited guarantee.......................  Notional           250.0            --          --          250.0
                                                          --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                   7,602.6       5,818.3    (7,832.9)       5,588.0
                                                          --------      --------   ---------       --------
   Total derivatives....................                  $9,240.9      $5,818.3   $(8,267.4)      $6,791.8
                                                          ========      ========   =========       ========

(NUMBER OF POLICIES)                  MEASUREMENT  DECEMBER 31, 2009 ADDITIONS TERMINATIONS DECEMBER 31, 2010
--------------------                  -----------  ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives............  Policies         41,311         3,823      (1,748)        43,386

   Approximately $125.0 million of notional value above is related to derivatives with counterparties that can be terminated at the option of the derivative counterparty and represented a net fair value asset of $4.1 million as of December 31, 2010.

  Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed-rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                                  GAIN (LOSS)     CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)    RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO   NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI   FROM OCI/(1)/   NET INCOME (LOSS)   (LOSS)/(2)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- -----------------  ------------- -----------------
Interest rate swaps hedging                                       Net investment                   Net investment
  assets....................        $--              $0.1             income             $--       gains (losses)
Interest rate swaps hedging                                       Net investment                   Net investment
  assets....................         --               0.1         gains (losses)          --       gains (losses)
                                    ---              ----                                ---
Total.......................        $--              $0.2                                $--
                                    ===              ====                                ===

--------
/(1)/Amounts included $0.1 million of gains reclassified into net income (loss) for cash flow hedges that were terminated or de-designated where the effective portion is reclassified into net income (loss) when the underlying hedge item affects net income (loss).
/(2)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   For the years ended December 31, 2009 and 2008, there were no active cash flow hedges.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                     2010   2009   2008
---------------------                                                    -----  ------  -----
Derivatives qualifying as effective accounting hedges as of January 1... $12.4  $ 46.1  $ 4.9
Current period increases (decreases) in fair value......................   4.7   (33.7)  41.1
Reclassification to net (income) loss...................................  (0.3)     --    0.1
                                                                         -----  ------  -----
Derivatives qualifying as effective accounting hedges as of December 31. $16.8  $ 12.4  $46.1
                                                                         =====  ======  =====

   Derivatives qualifying as effective accounting hedges contain $16.5 million and $11.9 million, net of taxes, as of December 31, 2010 and 2009, respectively, from our investment in GLICNY. The $16.5 million, net of taxes, recorded in stockholder's equity as of December 31, 2010 is expected to be reclassified to future income through our equity in income of unconsolidated subsidiary. The remaining $0.3 million, net of taxes, is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. No amounts were reclassified to income during the years ended December 31, 2010, 2009 or 2008 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2010:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN  OF GAIN (LOSS)    OTHER IMPACTS     OF OTHER       RECOGNIZED IN  OF GAIN (LOSS)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  2.8      gains (losses)        $(5.6)         income            $(2.5)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (37.6)     gains (losses)         (0.1)    Interest credited       37.3      gains (losses)
                          ------                            -----                            -----
   Total..............    $(34.8)                           $(5.7)                           $34.8
                          ======                            =====                            =====

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2009:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN  OF GAIN (LOSS)    OTHER IMPACTS     OF OTHER       RECOGNIZED IN  OF GAIN (LOSS)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  5.3      gains (losses)        $(8.9)         income            $(5.6)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (46.6)     gains (losses)         75.3     Interest credited       44.5      gains (losses)
                          ------                            -----                            -----
   Total..............    $(41.3)                           $66.4                            $38.9
                          ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   For the year ended December 31, 2008, the ineffectiveness related to our fair value hedges was immaterial. There were no amounts excluded from the measure of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and replicate characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and (v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                   CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                     2010     2009     2008            IN NET INCOME (LOSS)
---------------------                    ------  -------  -------  ----------------------------------------
Interest rate swaps..................... $145.7  $(238.2) $ 312.4       Net investment gains (losses)
Credit default swaps....................    1.0      6.5     (6.5)      Net investment gains (losses)
Equity index options....................  (69.2)  (114.1)   269.7       Net investment gains (losses)
Equity return swaps.....................  (11.2)      --       --       Net investment gains (losses)
Financial futures.......................  (99.0)  (199.7)    83.7       Net investment gains (losses)
Limited guarantee.......................   (6.9)    24.5    (18.5)      Net investment gains (losses)
GMWB embedded derivatives...............   57.7    635.5   (727.5)      Net investment gains (losses)
                                         ------  -------  -------
   Total derivatives not designated as
     hedges............................. $ 18.1  $ 114.5  $ (86.7)
                                         ======  =======  =======

   Derivative Counterparty Credit Risk

   As of December 31, 2010 and 2009, net fair value assets by counterparty totaled $81.1 million and $126.0 million, respectively. As of December 31, 2010 and 2009, net fair value liabilities by counterparty totaled $4.7 million and $0.5 million, respectively. As of December 31, 2010 and 2009, we retained collateral of $68.2 million and $112.0 million, respectively, related to these agreements, including over collateralization of $9.7 million and $9.8 million, respectively, from certain counterparties. As of December 31, 2010 and 2009, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2010 and 2009, we could have been allowed to claim up to $22.6 million and $23.8 million, respectively, from counterparties and required to disburse up to $4.7 million and $0.5 million, respectively. This represents the net fair value of gains and losses by counterparty, less available collateral held.

   Credit Derivatives--Sell Protection

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2010                        2009
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AAA
   Matures after one year through five years..  $  --    $ --      $--      $ 6.0    $ --      $--
AA
   Matures after one year through five years..    6.0     0.1       --         --      --       --
   Matures after five years through ten years.    5.0      --       --         --      --       --
A
   Matures after one year through five years..   16.5     0.2       --       16.5     0.1       --
   Matures after five years through ten years.     --      --       --        5.0      --       --
BBB
   Matures after one year through five years..   23.6     0.6       --       23.6     0.6       --
   Matures after five years through ten years.    5.0      --       --        5.0      --       --
                                                -----    ----      ---      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $56.1    $0.9      $--      $56.1    $0.7      $--
                                                =====    ====      ===      =====    ====      ===

(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2010    2009/(1)/   2008
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $3,150.8  $3,137.3  $2,955.5
   Costs deferred.................................................    270.2     185.6     399.9
   Amortization, net of interest accretion........................   (166.0)   (203.0)   (202.0)
   Cumulative effect adjustment...................................       --      (4.5)       --
   Reinsurance transactions with an affiliate/(2) /...............       --      35.4     (16.1)
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  3,255.0   3,150.8   3,137.3
   Accumulated effect of net unrealized investment (gains) losses.    (28.8)     29.3     157.5
                                                                   --------  --------  --------
Balance as of December 31......................................... $3,226.2  $3,180.1  $3,294.8
                                                                   ========  ========  ========

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net unfavorable impact of $0.9 million on DAC.
/(2)/See note 7 for a discussion of reinsurance transactions with an affiliate.

   We regularly review DAC to determine if it is recoverable from future income. As of December 31, 2010, we believe all of our businesses have sufficient future income where the related DAC is recoverable. Loss recognition testing of our fee-based products in our Retirement Income segment resulted in an increase in amortization of DAC of $49.0 million and $46.1 million in 2009 and 2008, respectively, reflecting unfavorable equity market performance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                          2010                  2009
                                  --------------------  --------------------
                                   GROSS                 GROSS
                                  CARRYING ACCUMULATED  CARRYING ACCUMULATED
   (AMOUNTS IN MILLIONS)           AMOUNT  AMORTIZATION  AMOUNT  AMORTIZATION
   ---------------------          -------- ------------ -------- ------------
   PVFP..........................  $653.1    $(353.3)    $725.3    $(316.0)
   Capitalized software..........   162.3     (115.7)     159.3     (101.9)
   Deferred sales inducements to
     contractholders.............    42.9      (19.8)      42.6      (17.5)
   Other.........................     2.5       (2.5)       2.5       (2.5)
                                   ------    -------     ------    -------
      Total......................  $860.8    $(491.3)    $929.7    $(437.9)
                                   ======    =======     ======    =======

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2010, 2009 and 2008 was $51.1 million, $38.0 million and $42.0 million, respectively. Amortization expense related to deferred sales inducements of $2.3 million, $7.0 million and $6.9 million for the years ended December 31, 2010, 2009 and 2008, respectively, was included in benefits and other changes in policy reserves.

   (a) Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                               2010   2009/(1)/  2008
---------------------                                              ------  --------  ------
Unamortized balance as of January 1............................... $375.1   $406.4   $438.0
   Amortization...................................................  (57.8)   (47.8)   (55.9)
   Interest accreted at 5.8%, 5.7% and 5.8%.......................   20.5     22.3     24.3
   Cumulative effect adjustment...................................     --     (5.8)      --
                                                                   ------   ------   ------
Unamortized balance as of December 31.............................  337.8    375.1    406.4
   Accumulated effect of net unrealized investment (gains) losses.  (38.0)    34.2    153.9
                                                                   ------   ------   ------
Balance as of December 31......................................... $299.8   $409.3   $560.3
                                                                   ======   ======   ======

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.1 million on PVFP.

   The percentage of the December 31, 2010 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2011. 7.0%
                                   2012. 4.1%
                                   2013. 3.6%
                                   2014. 3.9%
                                   2015. 6.3%

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for the Protection segment was $450.9 million as of December 31, 2010 and 2009.

   Goodwill impairment losses

   There were no goodwill impairment charges recorded in 2010, 2009 or 2008. However, continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC") and Brookfield Life Assurance Company Limited ("BLAC"), an affiliate.

   As of December 31, 2010, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM /Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2010 and 2009, we had $3.0 billion and $3.1 billion, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2010 and 2009, we had a reinsurance recoverable of $7,011.0 million and $7,193.3 million, respectively associated with UFLIC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   We also have reinsurance ceded to BLAC. In 2009, we ceded to BLAC $64,274.2 million of term life insurance in a transaction that did not qualify for reinsurance accounting and as such was accounted for under the deposit method of accounting. As part of this reinsurance transaction, we received a ceding commission of $35.0 million which was accounted for as a deposit liability. In 2009, we also ceded to BLAC $2,902.9 million of universal life insurance which was accounted for as reinsurance. As part of this reinsurance transaction, we transferred DAC of $31.4 million. In the fourth quarter of 2008, we ceded to BLAC $11,433.3 million of term life insurance and transferred DAC of $16.1 million; however, in 2009, we recaptured all of the term life insurance that had been ceded to BLAC in the fourth quarter of 2008 and the DAC recapture associated with this transaction was $35.4 million. As of December 31, 2010 and 2009, total life insurance ceded to BLAC was $60,480.7 million and $67,177.1 million, respectively.

   We also have reinsurance business assumed from GLIC for both term and universal life insurance policies. The total reserves assumed from GLIC as of December 31, 2010 and 2009 were $473.6 million and $386.2 million, respectively. We have also ceded reinsurance business for both term and universal life insurance policies to GLIC. The total reserves ceded to GLIC as of December 31, 2010 and 2009 were $362.9 million and $352.6 million, respectively.

   We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, as of December 31, 2010, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities of $619.4 million and $457.3 million, respectively, as of December 31, 2010 and 2009 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   The following table sets forth net life insurance in-force as of December 31:

 (AMOUNTS IN MILLIONS)                       2010         2009         2008
 ---------------------                   -----------  -----------  -----------
 Direct life insurance in-force......... $ 554,329.6  $ 552,476.5  $ 561,124.7
 Amounts assumed from other companies...   113,037.6     97,649.3     90,883.2
 Amounts ceded to other companies/(1) /.  (272,580.2)  (293,873.7)  (303,820.9)
                                         -----------  -----------  -----------
 Net life insurance in-force............ $ 394,787.0  $ 356,252.1  $ 348,187.0
                                         ===========  ===========  ===========
 Percentage of amount assumed to net....        28.6%        27.4%        26.1%
                                         ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                                WRITTEN                       EARNED
                                     ----------------------------  ----------------------------
(AMOUNTS IN MILLIONS)                  2010      2009      2008      2010      2009      2008
---------------------                --------  --------  --------  --------  --------  --------
Direct.............................. $1,086.0  $1,126.9  $1,240.6  $1,087.6  $1,128.8  $1,242.8
Assumed.............................    165.4     172.8     254.3     165.4     172.8     249.3
Ceded...............................   (340.8)   (338.3)   (438.1)   (341.3)   (319.2)   (423.6)
                                     --------  --------  --------  --------  --------  --------
Net premiums........................ $  910.6  $  961.4  $1,056.8  $  911.7  $  982.4  $1,068.5
                                     ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net.                                   18.1%     17.6%     23.3%
                                                                   ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,002.8 million, $1,039.1 million and $1,135.4 million during 2010, 2009 and 2008, respectively.

(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY    INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION    ASSUMPTION      2010     2009
---------------------                            ----------   -------------  -------- --------
Structured settlements with life contingencies..        /(1)/ 3.0% - 8.5%    $5,335.8 $5,408.7
Traditional life insurance contracts............        /(2)/ 2.5% - 7.5%     2,451.7  2,348.8
Annuity contracts with life contingencies.......        /(1)/ 3.0% - 8.5%     1,908.5  1,993.1
Accident and health insurance contracts.........        /(3)/ 4.5% - 7.0%        78.6     81.6
Supplementary contracts with life contingencies.        /(1)/ 3.0% - 8.5%        46.8     52.9
                                                                             -------- --------
   Total future policy benefits.................                             $9,821.4 $9,885.1
                                                                             ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
/(2)/Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
     Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (AMOUNTS IN MILLIONS)                                 2010      2009
    ---------------------                               --------- ---------
    FABNs, funding agreements and GICs................. $ 1,852.9 $ 2,638.5
    Annuity contracts..................................   2,227.1   2,320.4
    Structured settlements without life contingencies..   1,293.7   1,377.3
    Supplementary contracts without life contingencies.     260.2     240.3
    Variable universal life insurance contracts........      20.7      22.0
                                                        --------- ---------
       Total investment contracts......................   5,654.6   6,598.5
    Universal life insurance contracts.................   4,898.2   4,764.0
                                                        --------- ---------
       Total policyholder account balances............. $10,552.8 $11,362.5
                                                        ========= =========

   We are a member of the Federal Home Loan Bank (the "FHLB") program and held $46.5 million and $52.1 million of common stock, respectively, related to our membership for the years ended December 31, 2010 and 2009 which was included in equity securities. We issued funding agreements to the FHLB and have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by us, the FHLB recovery on the collateral is limited to the amount of our funding agreement liabilities to the FHLB. The amount of funding agreements issued to the FHLB was $140.0 million as of December 31, 2010 and 2009, which was included in policyholder account balances. We had letters of credit related to the FHLB of $462.4 million and $341.3 million as of December 31, 2010 and 2009, respectively. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $645.1 million as of December 31, 2010 and by fixed maturity securities of $572.6 million and cash of $63.0 million as of December 31, 2009.

   Certain Nontraditional Long-Duration Contracts

   Our variable annuity contracts provide a basic guaranteed minimum death benefit ("GMDB") which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some GMWBs and guaranteed annuitization benefits.

   As of December 31, 2010 and 2009, our liability associated with certain nontraditional long-duration contracts was approximately $7,737.7 million and $7,120.3 million, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2010     2009
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,799.1 $2,431.8
   Net amount at risk...................................................... $   33.5 $   98.7
   Average attained age of contractholders.................................       70       69

   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $4,088.0 $3,916.6
   Net amount at risk...................................................... $  278.7 $  511.5
   Average attained age of contractholders.................................       70       69

Account values with living benefit guarantees:
   GMWBs................................................................... $3,956.2 $5,100.7
   Guaranteed annuitization benefits....................................... $1,570.3 $  818.8

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $12.8 million and $11.5 million as of December 31, 2010 and 2009, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2010 and 2009, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $613.3 million and $682.9 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (AMOUNTS IN MILLIONS)    2010     2009
                    ---------------------  -------- --------
                     Balanced funds....... $3,798.1 $3,371.5
                     Equity funds.........    895.9  1,420.6
                     Bond funds...........    755.8    852.8
                     Money market funds...     46.0    129.6
                     Other................     30.7    145.0
                                           -------- --------
                        Total............. $5,526.5 $5,919.5
                                           ======== ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2010     2009     2008
       ---------------------                   -------  -------  -------
       Balance as of January 1................ $ 294.9  $ 280.9  $ 263.1
       Less reinsurance recoverables..........  (124.8)  (112.0)  (113.6)
                                               -------  -------  -------
          Net balance as of January 1.........   170.1    168.9    149.5
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   720.7    565.3    365.5
          Prior years.........................    13.7     29.6     36.6
                                               -------  -------  -------
              Total incurred..................   734.4    594.9    402.1
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (599.1)  (548.6)  (345.1)
          Prior years.........................  (121.6)   (45.1)   (37.6)
                                               -------  -------  -------
              Total paid......................  (720.7)  (593.7)  (382.7)
                                               -------  -------  -------
          Net balance as of December 31.......   183.8    170.1    168.9
                                               -------  -------  -------
       Add reinsurance recoverables...........   126.5    124.8    112.0
                                               -------  -------  -------
       Balance as of December 31.............. $ 310.3  $ 294.9  $ 280.9
                                               =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2010, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from an increase in average policy claim amounts as compared to 2009.

   During 2010, 2009 and 2008, we strengthened reserves by $13.7 million, $29.6 million and $36.6 million, respectively, as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2010, we strengthened claim reserves related to our life insurance by $15.2 million from $230.2 million as of December 31, 2009. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves.

   In 2009, we strengthened claim reserves related to our life insurance products by $31.6 million from $213.4 million as of December 31, 2008. In 2008, we strengthened claim reserves related to our life insurance products by $36.0 million from $187.8 million as of December 31, 2007. Consistent with our reserving methodology, the strengthening includes a reclassification from future policy benefit reserves, which includes a provision for expected claims from policy inception. This provision is reclassified to claim reserves upon commencement of actual claim activity. Additionally, the strengthening includes refinements to our estimated claims reserves for timing and amount of claims associated with observed loss development. For our other businesses, the remaining

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liquidity.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special-purpose consolidated captive insurance subsidiaries as of December 31:

                (AMOUNTS IN MILLIONS)
                ---------------------
                ISSUANCE                         2010     2009
                --------                       -------- --------
                River Lake I/(1)/, due 2033... $  600.0 $  600.0
                River Lake I/(2)/, due 2033...    500.0    500.0
                River Lake II/(1)/, due 2035..    300.0    300.0
                River Lake II/(2)/, due 2035..    550.0    550.0
                River Lake III/(1)/, due 2036.    500.0    500.0
                River Lake III/(2)/, due 2036.    250.0    250.0
                River Lake IV/(2)/, due 2028..    522.0    528.0
                Rivermont I/(1)/, due 2050....    315.0    315.0
                                               -------- --------
                   Total...................... $3,537.0 $3,543.0
                                               ======== ========

--------
/(1)/The accrual of interest was based on one-month London Interbank Offered
     Rate ("LIBOR") that resets every 28 days plus a fixed margin. /(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the state of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval. On March 25, 2010, River Lake IV repaid $6.0 million of its total outstanding $28.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2009, River Lake IV repaid $12.0 million of its total outstanding $40.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2010 and 2009 was 1.5%.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                           2010     2009     2008
    ---------------------                          ------  -------  -------
    Current federal income tax.................... $ (3.7) $ 257.0  $(107.7)
    Deferred federal income tax...................  (31.1)  (289.2)  (101.9)
                                                   ------  -------  -------
       Total federal income tax...................  (34.8)   (32.2)  (209.6)
                                                   ------  -------  -------
    Current state income tax......................    0.2     (3.3)     3.8
    Deferred state income tax.....................   (1.4)    (0.5)    (6.5)
                                                   ------  -------  -------
       Total state income tax.....................   (1.2)    (3.8)    (2.7)
                                                   ------  -------  -------
       Total provision (benefit) for income taxes. $(36.0) $ (36.0) $(212.3)
                                                   ======  =======  =======

   As of December 31, 2010 and 2009, the current federal income tax payable was $132.0 million and $59.2 million, respectively, and was included in other liabilities in the consolidated balance sheets. The current state income tax receivable was $2.5 million and $6.0 million, respectively, as of December 31, 2010 and 2009 and was included in other assets in the consolidated balance sheets.

   In 2010, we recorded $4.5 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity. In 2009, we recorded $5.8 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity. In 2008, we recorded $4.2 million in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholder's equity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                                                            2010   2009  2008
                                                           -----   ----  ----
 Statutory U.S. federal income tax rate...................  35.0%  35.0% 35.0%
 Increase (reduction) in rate resulting from:
    State income tax, net of federal income tax effect....  (4.4)   6.0   0.4
    Tax benefits related to separation from former parent. (78.5)    --    --
    Benefit on tax favored investments.................... (36.2)  42.2   1.0
    Interest on uncertain tax positions...................  (5.5)   2.7   0.2
    Other, net............................................  (4.9)   0.4  (0.2)
                                                           -----   ----  ----
 Effective rate........................................... (94.5)% 86.3% 36.4%
                                                           =====   ====  ====

   In connection with the initial public offering of our ultimate parent company, Genworth, and the 2004 separation from GE, their former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $29.9 million of previously uncertain tax benefits related to the separation. Additionally, we recorded $29.7 million as a reduction to retained earnings and $14.0 million as additional paid-in capital related to the 2004 separation.

   The components of the net deferred income tax liability were as follows as of December 31:

      (AMOUNTS IN MILLIONS)                                2010     2009
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  343.1 $  108.0
         Net unrealized losses on investment securities.     88.6    359.7
         Accrued expenses...............................      6.8      0.6
         Net operating loss carryforwards...............    656.5    454.3
         Other..........................................       --     76.3
                                                         -------- --------
             Total deferred income tax assets...........  1,095.0    998.9
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    768.2    542.2
         Net unrealized gains on derivatives............      0.1      0.2
         PVFP...........................................    116.7    125.2
         DAC............................................    877.2    869.1
         Other..........................................    112.6     48.6
                                                         -------- --------
             Total deferred income tax liabilities......  1,874.8  1,585.3
                                                         -------- --------
             Net deferred income tax liability.......... $  779.8 $  586.4
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $1,875.7 million as of December 31, 2010, and if unused, will expire beginning in 2022.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

      (AMOUNTS IN MILLIONS)                          2010    2009    2008
      ---------------------                         ------  ------  -----
      Balance as of January 1...................... $107.9  $ 67.8  $51.0
      Tax positions related to the current period:
         Gross additions...........................    7.6    54.3    1.7
         Gross reductions..........................     --    (1.7)  (1.7)
      Tax positions related to the prior years:
         Gross additions...........................   27.4     0.3   19.8
         Gross reductions..........................  (36.4)  (12.8)  (2.4)
      Settlements..................................     --      --   (0.6)
                                                    ------  ------  -----
      Balance as of December 31.................... $106.5  $107.9  $67.8
                                                    ======  ======  =====

   The total amount of unrecognized tax benefits was $106.5 million as of December 31, 2010, of which $6.5 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2010, 2009 and 2008, we incurred approximately $(3.2) million, $(1.8) million and $0.4 million, respectively, of interest and penalties. We had approximately $1.2 million and $0.9 million, respectively, of interest and penalties accrued as of December 31, 2010 and 2009.

   The Company files U.S. Federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. The Company is no longer subject to U.S. Federal tax examinations for years prior to 2000 and 2005 through 2006. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations. The Internal Revenue Service ("IRS") is currently reviewing the U.S. income tax returns for the 2007 and 2008 tax years. Certain issues from 2005 and 2006 have been timely protested and will be subject to review by the IRS appeals division. The Company was included in consolidated returns with its former parent, GE, in 2003 and 2004 before the initial public offering ("IPO"). The IRS has completed its examination of these GE consolidated returns and the appropriate adjustments under the Tax Matters Agreement ("TMA") and other tax sharing arrangements with GE, are still in process. Certain issues relating to carrybacks from the 2000 through 2004 audit cycle are agreed upon with the IRS appeals division and are in the process of being prepared.

   We believe it is reasonably possible that in 2011, as a result of our open audits and appeals, up to $59.3 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash received (paid) for taxes was $58.6 million, $(51.3) million and $56.7 million for the years ended December 31, 2010, 2009 and 2008, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $93.9 million, $72.6 million and $162.4 million for the years ended December 31, 2010, 2009 and 2008, respectively.

   For a discussion of capital contributions paid to our unconsolidated subsidiary and capital contributions received from our parent, see note 17.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table details these transactions as well as other non-cash items for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                  2010 2009   2008
---------------------                                                  ---- ----- -----
Supplemental schedule of non-cash investing and financing activities:
   Capital contribution from parent................................... $ -- $  -- $10.9
   Capital contribution to unconsolidated subsidiary..................   --  51.7    --
   Tax contingencies and other tax related items......................  4.5   5.8  (4.2)
                                                                       ---- ----- -----
   Total non-cash transactions........................................ $4.5 $57.5 $ 6.7
                                                                       ==== ===== =====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $223.8 million, $171.7 million and $268.8 million for the years ended December 31, 2010, 2009 and 2008, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $60.0 million, $26.7 million and $118.1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

   We pay Genworth, our ultimate parent, for investment related services. We paid $16.3 million, $18.6 million and $20.5 million to Genworth in 2010, 2009 and 2008, respectively, for investment related services.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2010, 2009 and 2008, we incurred no interest expense under this agreement. We pay interest at the cost of funds of GNA, which was 0.3%, 0.2% and 1.5%, for the years ended December 31, 2010, 2009 and 2008, respectively. GNA owed us $0.5 million as of December 31, 2010 and 2009, which was included in other assets in the consolidated balance sheets. During 2010 and 2009, there were no borrowings under this agreement. During 2008, we borrowed and then repaid $271.8 million to GNA and as of December 31, 2008, there were no amounts outstanding under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2010, we recorded $1.6 million in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the years ended December 31, 2009 and 2008, we recorded $10.2 million and $4.9 million, respectively, in retained earnings related to losses associated with the sale of securities to affiliates.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

investment securities, separate accounts, securities held as collateral and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Restricted commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method.

   Non-recourse funding obligations. Based on the then current coupon, revalued based on the LIBOR set and current spread assumption based on commercially available data. The model is a floating rate coupon model using the spread assumption to derive the valuation.

   Borrowings related to securitization entity. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

   The following represents the fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                    2010                             2009
                                                      -------------------------------- --------------------------------
                                                       NOTIONAL    CARRYING             NOTIONAL    CARRYING
(AMOUNTS IN MILLIONS)                                   AMOUNT      AMOUNT  FAIR VALUE   AMOUNT      AMOUNT  FAIR VALUE
---------------------                                 --------     -------- ---------- --------     -------- ----------
Assets:
   Commercial mortgage loans.........................  $    /(1)/  $2,109.3  $2,122.2   $    /(1)/  $2,363.3  $2,291.8
   Restricted commercial mortgage loans/(2)/.........        /(1)/    111.8     126.9         /(1)/       --        --
   Other invested assets.............................        /(1)/     66.5      73.2         /(1)/  1,298.6   1,305.1
Liabilities:
   Non-recourse funding obligations/(3) /............        /(1)/  3,537.0   2,230.6         /(1)/  3,543.0   1,720.8
   Borrowings related to securitization entity/(2) /.        /(1)/    114.3     114.3         /(1)/       --        --
   Investment contracts..............................        /(1)/  5,654.6   6,058.8         /(1)/  6,598.5   6,885.3
Other firm commitments:
   Commitments to fund limited partnerships..........   36.4             --        --    63.0             --        --

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 15 for additional information related to a consolidated securitization entity.
/(3)/See note 10 for additional information related to borrowings.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by third-party pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received and determine the appropriate fair value.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quote valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds to determine whether the spreads utilized would be considered observable inputs for the private placement

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

being valued. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we discuss the valuation methodology utilized by the third party but cannot typically obtain sufficient evidence to determine the valuation does not include significant unobservable inputs. Accordingly, we typically classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

   The following table summarizes the primary sources considered when determining fair value of each class of fixed maturity securities as of December 31, 2010:

(AMOUNTS IN MILLIONS)                                                  TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------                                                 -------- ------- -------- -------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $1,158.6   $--   $1,158.6 $   --
   Internal models...................................................      1.1    --         --    1.1
                                                                      --------   ---   -------- ------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................  1,159.7    --    1,158.6    1.1
                                                                      --------   ---   -------- ------
Government--non-U.S.:
   Pricing services..................................................    134.2    --      134.2     --
                                                                      --------   ---   -------- ------
       Total government--non-U.S.....................................    134.2    --      134.2     --
                                                                      --------   ---   -------- ------
U.S. corporate:
   Pricing services..................................................  5,174.8    --    5,174.8     --
   Broker quotes.....................................................     82.5    --         --   82.5
   Internal models...................................................  1,119.1    --      894.9  224.2
                                                                      --------   ---   -------- ------
       Total U.S. corporate..........................................  6,376.4    --    6,069.7  306.7
                                                                      --------   ---   -------- ------
Corporate--non-U.S.:
   Pricing services..................................................  1,336.9    --    1,336.9     --
   Broker quotes.....................................................     43.9    --         --   43.9
   Internal models...................................................    615.8    --      556.9   58.9
                                                                      --------   ---   -------- ------
       Total corporate--non-U.S......................................  1,996.6    --    1,893.8  102.8
                                                                      --------   ---   -------- ------
Residential mortgage-backed:
   Pricing services..................................................  1,340.6    --    1,340.6     --
   Broker quotes.....................................................     33.9    --         --   33.9
   Internal models...................................................      6.4    --         --    6.4
                                                                      --------   ---   -------- ------
       Total residential mortgage-backed.............................  1,380.9    --    1,340.6   40.3
                                                                      --------   ---   -------- ------
Commercial mortgage-backed:
   Pricing services..................................................    887.0    --      887.0     --
   Broker quotes.....................................................     11.4    --         --   11.4
   Internal models...................................................      8.5    --         --    8.5
                                                                      --------   ---   -------- ------
       Total commercial mortgage-backed..............................    906.9    --      887.0   19.9
                                                                      --------   ---   -------- ------

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

(AMOUNTS IN MILLIONS)                         TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                       --------- ------- --------- -------
Other asset-backed:
   Pricing services........................   1,587.2    --     1,529.7   57.5
   Broker quotes...........................      76.8    --          --   76.8
   Internal models.........................       4.2    --         4.2     --
                                            ---------   ---   --------- ------
       Total other asset-backed............   1,668.2    --     1,533.9  134.3
                                            ---------   ---   --------- ------
       Total fixed maturity securities..... $13,622.9   $--   $13,017.8 $605.1
                                            =========   ===   ========= ======

   The following table summarizes the primary sources considered when determining fair value of equity securities as of December 31, 2010:

           (AMOUNTS IN MILLIONS)       TOTAL LEVEL 1 LEVEL 2 LEVEL 3
           ---------------------       ----- ------- ------- -------
           Pricing services........... $20.4  $19.6   $0.8    $  --
           Broker quotes..............   3.9     --     --      3.9
           Internal models............  46.5     --     --     46.5
                                       -----  -----   ----    -----
              Total equity securities. $70.8  $19.6   $0.8    $50.4
                                       =====  =====   ====    =====

   The following table summarizes the primary sources considered when determining fair value of trading securities as of December 31, 2010:

          (AMOUNTS IN MILLIONS)        TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------        ------ ------- ------- -------
          Pricing services............ $233.6   $--   $233.6   $  --
          Broker quotes...............   40.5    --       --    40.5
                                       ------   ---   ------   -----
             Total trading securities. $274.1   $--   $233.6   $40.5
                                       ======   ===   ======   =====

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   Derivatives

   In determining the fair value of derivatives, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to our derivative liabilities.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, which is generally considered an observable

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

input, and results in the derivative being classified as Level 2. For certain swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates and would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent equity index volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Prior to the third quarter of 2010, the discount rate was based on the swap curve, which incorporated the non-performance risk of our GMWB liabilities. Beginning in 2009, the swap curve dropped below the U.S. Treasury curve at certain points on the longer end of the curve, and in 2010, the points below the U.S. Treasury curve expanded to several points beyond 10 years. For these points on the curve, we utilized the U.S. Treasury curve as our discount rate through the second quarter of 2010. Beginning in the third quarter of 2010, we revised our discount rate to reflect market credit spreads that represent an adjustment for the non-performance risk of the GMWB liabilities. The credit spreads included in our discount rate range from 60 to 80 basis points over the most relevant points on the U.S. Treasury curve. As of December 31, 2010, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $38.8 million. As of December 31, 2009, the impact of non-performance risk on our GMWB valuation was not material.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected near-term equity market volatility with more significance being placed on projected and recent historical data.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs. We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following tables set forth our assets and liabilities that were measured at fair value on a recurring basis as of December 31:

                                                                             2010
                                                            -------------------------------------
(AMOUNTS IN MILLIONS)                                         TOTAL     LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                       ---------  --------- --------- -------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises.......................... $ 1,159.7  $      -- $ 1,158.6 $  1.1
          Government--non-U.S..............................     134.2         --     134.2     --
          U.S. corporate...................................   6,376.4         --   6,069.7  306.7
          Corporate--non-U.S...............................   1,996.6         --   1,893.8  102.8
          Residential mortgage-backed......................   1,380.9         --   1,340.6   40.3
          Commercial mortgage-backed.......................     906.9         --     887.0   19.9
          Other asset-backed...............................   1,668.2         --   1,533.9  134.3
                                                            ---------  --------- --------- ------
          Total fixed maturity securities..................  13,622.9         --  13,017.8  605.1
                                                            ---------  --------- --------- ------
       Equity securities...................................      70.8       19.6       0.8   50.4
                                                            ---------  --------- --------- ------
       Other invested assets:
          Trading securities...............................     274.1         --     233.6   40.5
          Derivative assets:...............................                   --
              Interest rate swaps..........................      67.6         --      63.0    4.6
              Credit default swaps.........................       0.9         --       0.9     --
              Equity index options.........................      30.9         --        --   30.9
              Limited guarantee............................      23.0         --        --   23.0
                                                            ---------  --------- --------- ------
              Total derivative assets......................     122.4         --      63.9   58.5
                                                            ---------  --------- --------- ------
          Securities lending collateral....................     119.2         --     119.2     --
          Derivatives counterparty collateral..............       7.4         --       7.4     --
                                                            ---------  --------- --------- ------
          Total other invested assets......................     523.1         --     424.1   99.0
                                                            ---------  --------- --------- ------
   Reinsurance recoverable/(1) /...........................      (4.1)        --        --   (4.1)
   Separate account assets.................................  10,659.2   10,659.2        --     --
                                                            ---------  --------- --------- ------
          Total assets..................................... $24,871.9  $10,678.8 $13,442.7 $750.4
                                                            =========  ========= ========= ======
Liabilities
   Policyholder account balances/(2) /..................... $   107.8  $      -- $      -- $107.8
   Derivative liabilities:
       Interest rate swaps.................................      17.3         --      17.3     --
       Equity index options................................       2.6         --        --    2.6
       Equity return swaps.................................       3.1         --       3.1     --
                                                            ---------  --------- --------- ------
       Total derivative liabilities........................      23.0         --      20.4    2.6
                                                            ---------  --------- --------- ------
          Total liabilities................................ $   130.8  $      -- $    20.4 $110.4
                                                            =========  ========= ========= ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                                       2009
                                                      --------------------------------------
(AMOUNTS IN MILLIONS)                                   TOTAL     LEVEL 1  LEVEL 2   LEVEL 3
---------------------                                 ---------  --------- -------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and
            government-sponsored enterprises......... $   654.5  $      -- $  644.3 $   10.2
          Government--non-U.S........................     154.6         --    154.6       --
          U.S. corporate.............................   5,473.9         --  5,164.8    309.1
          Corporate--non-U.S.........................   1,525.2         --  1,336.6    188.6
          Residential mortgage-backed................   1,157.4         --    507.8    649.6
          Commercial mortgage-backed.................     786.7         --     10.8    775.9
          Other asset-backed.........................   1,496.5         --    679.9    816.6
                                                      ---------  --------- -------- --------
          Total fixed maturity securities............  11,248.8         --  8,498.8  2,750.0
                                                      ---------  --------- -------- --------
       Equity securities.............................     101.3       31.4     64.8      5.1
                                                      ---------  --------- -------- --------
       Other invested assets:
          Trading securities.........................      33.5         --     12.0     21.5
          Restricted other invested assets...........     297.6         --    271.1     26.5
          Derivative assets:.........................
              Interest rate swaps....................     134.0         --    131.6      2.4
              Credit default swaps...................       0.7         --      0.7       --
              Equity index options...................      32.2         --       --     32.2
              Limited guarantee......................      29.9         --       --     29.9
                                                      ---------  --------- -------- --------
              Total derivative assets................     196.8         --    132.3     64.5
                                                      ---------  --------- -------- --------
          Securities lending collateral..............     175.8         --    175.8       --
          Derivatives counterparty collateral........      13.6         --     13.6       --
                                                      ---------  --------- -------- --------
          Total other invested assets................     717.3         --    604.8    112.5
                                                      ---------  --------- -------- --------
   Reinsurance recoverable/(1) /.....................      (3.7)        --       --     (3.7)
   Separate account assets...........................  10,086.3   10,086.3       --       --
                                                      ---------  --------- -------- --------
          Total assets............................... $22,150.0  $10,117.7 $9,168.4 $2,863.9
                                                      =========  ========= ======== ========
Liabilities
   Policyholder account balances/(2) /............... $   156.6  $      -- $     -- $  156.6
   Derivative liabilities:
       Interest rate swaps...........................      39.0         --     38.1      0.9
       Equity index options..........................       2.4         --       --      2.4
                                                      ---------  --------- -------- --------
       Total derivative liabilities..................      41.4         --     38.1      3.3
                                                      ---------  --------- -------- --------
          Total liabilities.......................... $   198.0  $      -- $   38.1 $  159.9
                                                      =========  ========= ======== ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

are reported as transfers in and out of Level 3, or between other levels, at the beginning fair value for the reporting period in which the changes occur.

   The following table presents additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                                                                               TOTAL GAINS
                                           TOTAL REALIZED AND                                                    (LOSSES)
                                            UNREALIZED GAINS    PURCHASES,                                     INCLUDED IN
                               BEGINNING        (LOSSES)          SALES                              ENDING     NET INCOME
                                BALANCE   -------------------   ISSUANCES                           BALANCE       (LOSS)
                                 AS OF    INCLUDED IN              AND                  TRANSFER     AS OF     ATTRIBUTABLE
                               JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,  TRANSFER    OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)             2010      (LOSS)     IN OCI      NET      IN LEVEL 3  LEVEL 3       2010      STILL HELD
---------------------          ---------- ----------- -------- ------------ ---------- ---------  ------------ ------------
Fixed maturity securities:
   U.S. government,
     agencies and
     government-sponsored
     enterprises..............  $   10.2    $   --     $  --     $    --      $   --   $    (9.1)    $  1.1       $   --
   U.S. corporate/(1)/........     309.1       1.2       4.1        20.4       137.5      (165.6)     306.7          1.2
   Corporate--non-U.S./(1)/...     188.6      (0.7)      2.7       (32.2)       59.4      (115.0)     102.8         (6.2)
   Residential mortgage-
     backed/(2)/..............     649.6        --       2.0         2.2         4.4      (617.9)      40.3           --
   Commercial mortgage-
     backed/(2)/..............     775.9      (7.4)     27.3       (82.8)      118.3      (811.4)      19.9         (0.1)
   Other asset-backed/(2)/....     816.6       5.0       9.7      (386.0)       64.2      (375.2)     134.3           --
                                --------    ------     -----     -------      ------   ---------     ------       ------
   Total fixed maturity
     securities...............   2,750.0      (1.9)     45.8      (478.4)      383.8    (2,094.2)     605.1         (5.1)
                                --------    ------     -----     -------      ------   ---------     ------       ------
Equity securities.............       5.1        --      (1.2)       (5.6)       52.1          --       50.4           --
                                --------    ------     -----     -------      ------   ---------     ------       ------
Other invested assets:
   Trading securities.........      21.5      (3.1)       --       (25.8)      135.0       (87.1)      40.5         (3.2)
   Restricted other invested
     assets...................      26.5        --        --       (26.5)         --          --         --           --
   Derivative assets:
       Interest rate
         swaps................       2.4       2.2        --          --          --          --        4.6          2.2
       Equity index
         options..............      32.2     (66.4)       --        65.1          --          --       30.9        (66.4)
       Limited
         guarantee............      29.9      (6.9)       --          --          --          --       23.0         (6.9)
                                --------    ------     -----     -------      ------   ---------     ------       ------
       Total derivative
         assets...............      64.5     (71.1)       --        65.1          --          --       58.5        (71.1)
                                --------    ------     -----     -------      ------   ---------     ------       ------
   Total other invested
     assets...................     112.5     (74.2)       --        12.8       135.0       (87.1)      99.0        (74.3)
                                --------    ------     -----     -------      ------   ---------     ------       ------
Reinsurance recoverable/(3)/..      (3.7)     (2.6)       --         2.2          --          --       (4.1)        (2.6)
                                --------    ------     -----     -------      ------   ---------     ------       ------
Total Level 3 assets..........  $2,863.9    $(78.7)    $44.6     $(469.0)     $570.9   $(2,181.3)    $750.4       $(82.0)
                                ========    ======     =====     =======      ======   =========     ======       ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

--------
/(1)/The transfers in and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/The transfer out of Level 3 was primarily related to residential and commercial mortgage-backed and other asset-backed securities and resulted from a change in the observability of inputs used to determine fair value.
/(3)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

   Our assessment of whether or not there were significant unobservable inputs was based on our observations of the mortgage-backed and asset-based securities markets obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

   While we observed some increased trading activity for certain mortgage-backed and asset-backed securities during 2009, primarily as a result of government programs, we did not observe a broad-based improvement in market conditions to result in the classification of several mortgage-backed and asset-backed securities as Level 2. During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2 as of December 31, 2010. Accordingly, our assessment resulted in a transfer out of Level 3 of $617.9 million, $ 811.4 million and $375.2 million, respectively, during the year ended December 31, 2010 related to residential mortgage-backed, commercial mortgage-backed and other asset-backed securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table presents additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                                                                                  TOTAL GAINS
                                              TOTAL REALIZED AND                                                    (LOSSES)
                                               UNREALIZED GAINS    PURCHASES,                                     INCLUDED IN
                                  BEGINNING        (LOSSES)          SALES                              ENDING     NET INCOME
              -                    BALANCE   -------------------   ISSUANCES                           BALANCE       (LOSS)
                                    AS OF    INCLUDED IN              AND                  TRANSFER     AS OF     ATTRIBUTABLE
                                  JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,  TRANSFER    OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                2009      (LOSS)     IN OCI      NET      IN LEVEL 3  LEVEL 3       2009      STILL HELD
---------------------             ---------- ----------- -------- ------------ ---------- ---------  ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
     and government-
     sponsored enterprises.......  $    7.0    $    --    $ (0.2)   $   3.4      $   --   $      --    $   10.2      $   --
   Government--non-U.S...........      18.4         --        --         --          --       (18.4)         --          --
   U.S. corporate................   1,037.0       26.4      92.6     (315.9)       66.9      (597.9)      309.1         1.2
   Corporate--non-U.S............     441.5       (9.4)     55.0      (63.2)      103.8      (339.1)      188.6          --
       Residential mortgage-
         backed..................     830.7       23.6       3.3     (206.3)        2.9        (4.6)      649.6        20.1
       Commercial
         mortgage-backed.........     816.8       (1.4)     94.6      (47.3)       29.0      (115.8)      775.9        (1.5)
   Other asset-backed............     754.2        1.4     171.7     (269.1)      203.3       (44.9)      816.6         4.1
                                   --------    -------    ------    -------      ------   ---------    --------      ------
   Total fixed maturity
     securities..................   3,905.6       40.6     417.0     (898.4)      405.9    (1,120.7)    2,750.0        23.9
                                   --------    -------    ------    -------      ------   ---------    --------      ------
Equity securities................      54.9       (0.1)      1.9       (0.5)         --       (51.1)        5.1        (0.2)
                                   --------    -------    ------    -------      ------   ---------    --------      ------
Other invested assets:
   Trading securities............      38.5        0.9        --      (21.6)        3.7          --        21.5         0.4
   Restricted other
     invested assets.............     171.8       (0.4)     14.2      (52.6)         --      (106.5)       26.5          --
   Derivative assets.............     110.3     (104.5)       --       36.8        21.9          --        64.5       (96.6)
                                   --------    -------    ------    -------      ------   ---------    --------      ------
   Total other invested
     assets......................     320.6     (104.0)     14.2      (37.4)       25.6      (106.5)      112.5       (96.2)
                                   --------    -------    ------    -------      ------   ---------    --------      ------
Reinsurance recoverable/(1) /....      14.9      (19.3)       --        0.7          --          --        (3.7)      (19.3)
                                   --------    -------    ------    -------      ------   ---------    --------      ------
Total Level 3 assets.............  $4,296.0    $ (82.8)   $433.1    $(935.6)     $431.5   $(1,278.3)   $2,863.9      $(91.8)
                                   ========    =======    ======    =======      ======   =========    ========      ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the dates indicated:

                                                                                                          TOTAL (GAINS)
                                       TOTAL REALIZED AND                                                     LOSSES
                                       UNREALIZED (GAINS)    PURCHASES,                                    INCLUDED IN
                           BEGINNING         LOSSES            SALES                            ENDING     NET (INCOME)
                            BALANCE   ---------------------  ISSUANCES                         BALANCE         LOSS
                             AS OF    INCLUDED IN               AND                 TRANSFER    AS OF      ATTRIBUTABLE
                           JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)         2010        LOSS      IN OCI      NET      IN LEVEL 3 LEVEL 3      2010       STILL HELD
---------------------      ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances/(1) /..........   $156.6      $(80.4)     $--       $31.6        $--       $--       $107.8        $(77.7)
Derivative liabilities:
   Interest rate swaps....      0.9        (0.9)      --          --         --        --           --          (0.9)
   Equity index
     options..............      2.4         2.7       --        (2.5)        --        --          2.6           2.7
                             ------      ------      ---       -----        ---       ---       ------        ------
   Total derivative
     liabilities..........      3.3         1.8       --        (2.5)        --        --          2.6           1.8
                             ------      ------      ---       -----        ---       ---       ------        ------
Total Level 3 liabilities.   $159.9      $(78.6)     $--       $29.1        $--       $--       $110.4        $(75.9)
                             ======      ======      ===       =====        ===       ===       ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                                                                                          TOTAL (GAINS)
                                       TOTAL REALIZED AND                                                     LOSSES
                                       UNREALIZED (GAINS)    PURCHASES,                                    INCLUDED IN
                           BEGINNING         LOSSES            SALES                            ENDING     NET (INCOME)
                            BALANCE   ---------------------  ISSUANCES                         BALANCE         LOSS
                             AS OF    INCLUDED IN               AND                 TRANSFER    AS OF      ATTRIBUTABLE
                           JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)         2009        LOSS      IN OCI      NET      IN LEVEL 3 LEVEL 3      2009       STILL HELD
---------------------      ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances/(1)/...........   $784.8     $(654.8)     $--       $26.6        $--       $--       $156.6       $(640.7)
Other liabilities/(2)/....       --         4.3       --        (1.0)        --        --          3.3           4.3
                             ------     -------      ---       -----        ---       ---       ------       -------
Total Level 3 liabilities.   $784.8     $(650.5)     $--       $25.6        $--       $--       $159.9       $(636.4)
                             ======     =======      ===       =====        ===       ===       ======       =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(2)/Represents derivative liabilities.

   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholder's equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represents the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance; and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses) and accretion on certain fixed maturity securities which was recorded in net investment income.

(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes asset securitization transactions.

   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   The following table summarizes the total securitized assets as of December 31:

(AMOUNTS IN MILLIONS)                                                 2010   2009
---------------------                                                ------ ------
Receivables secured by:
   Commercial mortgage loans........................................ $   -- $ 83.6
   Fixed maturity securities........................................     --   53.3
   Other assets.....................................................   66.7   71.2
                                                                     ------ ------
       Total securitized assets not required to be consolidated.....   66.7  208.1
                                                                     ------ ------
       Total securitized assets required to be consolidated.........  113.4     --
                                                                     ------ ------
       Total securitized assets..................................... $180.1 $208.1
                                                                     ====== ======

   Financial support for certain securitization entities was provided under credit support agreements that remain in place throughout the life of the related entities. As of December 31, 2009, Genworth provided limited

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

recourse for a maximum of $117.4 million of credit losses. Assets with credit support were funded by demand notes that were further enhanced with support provided by a third party. During 2010, one of the securitization entities that was covered under a credit support agreement was terminated upon final payments made by the structure. Therefore, as of December 31, 2010, Genworth provided limited recourse for a maximum of $40.2 million of credit losses related to the commercial mortgage loan entity that was required to be consolidated with assets of $114.7 million as of December 31, 2010. There were no amounts recorded for these limited recourse liabilities as of December 31, 2010 and 2009. In 2010, no amounts were paid associated with these arrangements. In 2009, Genworth paid $0.9 million associated with these arrangements.

   (b) Securitization Entities Not Required To Be Consolidated

   We are involved in certain securitization entities where we are not required to consolidate the securitization entity.

   Asset securitizations. We transferred assets to securitization entities that would be considered VIEs but we were not required to consolidate the securitization entities. These securitization entities were designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. We evaluated our involvement in the entities' design and our decision making ability regarding the assets held by the securitization entity and determined we would generally not be the party with power to direct the activities that significantly impact the economic performance of the entity.

   Amounts recognized in our consolidated financial statements related to our involvement with entities used to facilitate asset securitization transactions where the securitization entity was not required to be consolidated as of December 31:

                                              2010       2009
                                           ---------- ----------
                                                FAIR       FAIR
               (AMOUNTS IN MILLIONS)       COST VALUE COST VALUE
               ---------------------       ---- ----- ---- -----
               Retained interests--assets. $--   $--  $2.0 $5.5
                                           ---   ---  ---- ----
                  Total................... $--   $--  $2.0 $5.5
                                           ===   ===  ==== ====

   The decrease in the amounts presented above were primarily a result of having to consolidate certain securitization entities as discussed above.

   In certain securitization transactions, we retained an interest in transferred assets. Those interests take various forms and may be subject to credit, prepayment and interest rate risks. When we securitized receivables, we determined the fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions were based on our experience, market trends and anticipated performance related to the particular assets securitized. Our retained interests are reflected as fixed maturity securities available-for-sale.

   Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

   There has been no new asset securitization activity in 2010 or 2009.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   (c) Securitization Entity Required To Be Consolidated

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate one asset securitization entity. Our involvement with this securitization entity is described in more detail below. Prior to being required to consolidate this entity, our interest in this entity was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

   Asset securitizations. We were required to consolidate one securitization entity as a result of our involvement in the entity's design and having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was required to be consolidated is backed by commercial mortgage loans.

   Our economic interest in this commercial mortgage loan securitization entity represents the excess interest received on the loans compared to the interest paid on the entity's debt obligation, which is held by a third-party. We own the majority of the rights to receive the excess interest with another Genworth subsidiary owning the remaining portion. Additionally, Genworth provides limited recourse for a maximum of $40.2 million credit losses. We also act as the servicer for the underlying mortgage loans and have the ability to direct certain activities in accordance with the agreements related to the securitization entity.

   The following table shows the activity presented in our consolidated statement of income related to the consolidated securitization entity for the year ended December 31:

                   (AMOUNTS IN MILLIONS)                2010
                   ---------------------               -----
                   Revenues:
                   Net investment income.............. $10.1
                   Net investment gains (losses)......  (0.3)
                                                       -----
                      Total revenues..................   9.8
                                                       -----
                   Expenses:
                   Interest expense...................   7.5
                   Acquisition and operating expenses.   0.9
                                                       -----
                      Total expenses..................   8.4
                                                       -----
                   Loss before income taxes...........   1.4
                   Provision for income taxes.........   0.5
                                                       -----
                   Net income......................... $ 0.9
                                                       =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table shows the assets and liabilities that were recorded for the consolidated securitization entity as of the date indicated:

       (AMOUNTS IN MILLIONS)                            DECEMBER 31, 2010
       ---------------------                            -----------------
       Assets
          Investments:
              Restricted commercial mortgage loans.....      $111.8
              Restricted other invested assets.........         1.6
                                                             ------
                 Total investments.....................       113.4
          Cash and cash equivalents....................         0.5
          Accrued investment income....................         0.7
          Investment receivable........................         0.1
                                                             ------
              Total assets.............................      $114.7
                                                             ======
       Liabilities
          Other liabilities............................      $  0.7
          Borrowings related to securitization entity..       114.3
                                                             ------
              Total liabilities........................      $115.0
                                                             ======

   The assets and other instruments held by the securitization entity are restricted and can only be used to fulfill the obligations of the securitization entity.

   (d) Borrowings Related To Consolidated Securitization Entity

   Our consolidated securitization entity has a 6.0175% senior note maturing in 2023 with an aggregate principal amount of $114.3 million. As of December 31, 2010, the carrying value of this note was $114.3 million. This borrowing is required to be paid down as principal is collected on the restricted investments held by the securitization entity and accordingly the repayment of this borrowing follows the maturity or prepayment, as permitted, of the restricted investments.

(16) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2010, we are able to distribute $178.5 million in dividends in 2011 without obtaining regulatory approval. Based on statutory results as of December 31, 2010, we estimate our insurance subsidiaries could pay dividends of approximately $4.1 million to us in 2011 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2011 at this level as they retain capital for growth and to meet capital requirements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Our life insurance subsidiaries paid dividends of $46.8 million ($20 million of which were deemed "extraordinary") during 2010. The dividends in 2010 included $10.0 million in cash and $36.8 million of securities. No dividends were received from our subsidiaries during 2009.

   In 2010, we declared a non-cash deemed dividend of $29.7 million in connection with the previously uncertain tax benefits related to separation from our former parent that we recognized during the year. There were no common stock dividends declared or paid in 2009 or 2008.

(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities. Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no material permitted accounting practices, except for River Lake Insurance Company V ("River Lake V"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII") and River Lake Insurance Company VIII ("River Lake VIII"). River Lake V and River Lake VII were granted permitted accounting practices from the state of Vermont to carry their reserves on a basis similar to U.S. GAAP. River Lake V was dissolved during 2010. River Lake VIII was granted a permitted accounting practice from the state of Vermont to carry its reserves on a basis similar to U.S. GAAP during 2010. River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2010     2009     2008
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $  57.8  $ 260.5  $(245.7)
Captive life reinsurance subsidiaries.............................  (131.9)  (154.2)  (330.2)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $ (74.1) $ 106.3  $(575.9)
                                                                   =======  =======  =======

                                                                          AS OF DECEMBER 31,
                                                                          -----------------
(AMOUNTS IN MILLIONS)                                                       2010      2009
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $1,807.7  $1,983.0

   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

$1,573.5 million and $1,724.9 million as of December 31, 2010 and 2009, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake V, River Lake VI, River Lake VII and River Lake VIII, include surplus notes (non-recourse funding obligations) as further described in note 10.

   On February 24, 2009, GLIC delivered to GLICNY a capital contribution of $150.0 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $51.8 million, of which, $51.7 million consisted of securities. On December 30, 2008, GLIC delivered to GLICNY a capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $10.9 million.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2010 and 2009, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels.

(18) SEGMENT INFORMATION

   We conduct our operations in two business segments: (1) Protection, which includes term, term universal and universal life insurance and Medicare supplement insurance; and (2) Retirement Income, which principally includes fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. We also have Corporate and Other activities which include income and expenses not allocated to the segments as well as non-strategic products.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2010:

                                                                       RETIREMENT CORPORATE
(AMOUNTS IN MILLIONS)                                       PROTECTION   INCOME   AND OTHER CONSOLIDATED
---------------------                                       ---------- ---------- --------- ------------
Premiums................................................... $   867.9  $    43.4  $    0.4   $   911.7
Net investment income......................................     426.9      236.0      54.7       717.6
Net investment gains (losses)..............................     (86.4)      15.0     (40.3)     (111.7)
Policy fees and other income...............................     398.8      171.8       0.3       570.9
                                                            ---------  ---------  --------   ---------
   Total revenues..........................................   1,607.2      466.2      15.1     2,088.5
                                                            ---------  ---------  --------   ---------
Benefits and other changes in policy reserves..............     928.0      228.9       0.2     1,157.1
Interest credited..........................................     217.9       59.0      26.5       303.4
Acquisition and operating expenses, net of deferrals.......     177.1       78.8       8.0       263.9
Amortization of deferred acquisition costs and intangibles.     152.8       60.4       3.9       217.1
Interest expense...........................................     101.4         --       7.5       108.9
                                                            ---------  ---------  --------   ---------
   Total benefits and expenses.............................   1,577.2      427.1      46.1     2,050.4
                                                            ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................      30.0       39.1     (31.0)       38.1
Provision (benefit) for income taxes.......................       4.1       (0.6)    (39.5)      (36.0)
                                                            ---------  ---------  --------   ---------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................      25.9       39.7       8.5        74.1
Equity in net income (loss) of unconsolidated subsidiary...        --         --      20.0        20.0
                                                            ---------  ---------  --------   ---------
Net income (loss).......................................... $    25.9  $    39.7  $   28.5   $    94.1
                                                            =========  =========  ========   =========

Total assets............................................... $16,246.1  $22,501.3  $2,633.5   $41,380.9
                                                            =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2009:

                                                                       RETIREMENT CORPORATE
(AMOUNTS IN MILLIONS)                                       PROTECTION   INCOME   AND OTHER CONSOLIDATED
---------------------                                       ---------- ---------- --------- ------------
Premiums................................................... $   933.0  $    49.1  $    0.3   $   982.4
Net investment income......................................     371.7      216.6      56.4       644.7
Net investment gains (losses)..............................    (258.0)      17.7     (75.6)     (315.9)
Policy fees and other income...............................     365.4      160.3      73.5       599.2
                                                            ---------  ---------  --------   ---------
   Total revenues..........................................   1,412.1      443.7      54.6     1,910.4
                                                            ---------  ---------  --------   ---------
Benefits and other changes in policy reserves..............     798.8      233.7       0.2     1,032.7
Interest credited..........................................     222.2       67.2      50.3       339.7
Acquisition and operating expenses, net of deferrals.......     160.9       75.5      10.6       247.0
Amortization of deferred acquisition costs and intangibles.     102.9      134.3       3.8       241.0
Interest expense...........................................      92.5         --      (0.8)       91.7
                                                            ---------  ---------  --------   ---------
   Total benefits and expenses.............................   1,377.3      510.7      64.1     1,952.1
                                                            ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................      34.8      (67.0)     (9.5)      (41.7)
Provision (benefit) for income taxes.......................       7.6      (35.9)     (7.7)      (36.0)
                                                            ---------  ---------  --------   ---------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................      27.2      (31.1)     (1.8)       (5.7)
Equity in net income of unconsolidated subsidiary..........        --         --       4.4         4.4
                                                            ---------  ---------  --------   ---------
Net income (loss).......................................... $    27.2  $   (31.1) $    2.6   $    (1.3)
                                                            =========  =========  ========   =========

Total assets............................................... $15,299.1  $22,404.9  $3,481.4   $41,185.4
                                                            =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following is a summary of our segments and Corporate and Other activities as of the year ended December 31, 2008:

                                                                       RETIREMENT CORPORATE
(AMOUNTS IN MILLIONS)                                       PROTECTION   INCOME   AND OTHER CONSOLIDATED
---------------------                                       ---------- ---------- --------- ------------
Premiums...................................................  $  919.9   $ 148.2    $   0.4    $1,068.5
Net investment income......................................     522.0     245.8      180.5       948.3
Net investment gains (losses)..............................    (424.9)   (154.1)    (357.7)     (936.7)
Policy fees and other income...............................     345.1     167.7       94.9       607.7
                                                             --------   -------    -------    --------
   Total revenues..........................................   1,362.1     407.6      (81.9)    1,687.8
                                                             --------   -------    -------    --------
Benefits and other changes in policy reserves..............     773.4     365.2        0.2     1,138.8
Interest credited..........................................     219.2      77.1      154.4       450.7
Acquisition and operating expenses, net of deferrals.......     163.2      85.7       21.3       270.2
Amortization of deferred acquisition costs and intangibles.     116.4     124.2        3.4       244.0
Interest expense...........................................     168.1        --         --       168.1
                                                             --------   -------    -------    --------
   Total benefits and expenses.............................   1,440.3     652.2      179.3     2,271.8
                                                             --------   -------    -------    --------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................     (78.2)   (244.6)    (261.2)     (584.0)
Provision (benefit) for income taxes.......................     (26.5)    (91.8)     (94.0)     (212.3)
                                                             --------   -------    -------    --------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................     (51.7)   (152.8)    (167.2)     (371.7)
Equity in net income (loss) of unconsolidated subsidiary...        --        --      (37.6)      (37.6)
                                                             --------   -------    -------    --------
Net income (loss)..........................................  $  (51.7)  $(152.8)   $(204.8)   $ (409.3)
                                                             ========   =======    =======    ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2010, we were committed to fund $36.4 million in limited partnership investments.

   On February 14, 2011, Genworth issued a $100 million letter of credit under its credit facilities for the benefit of Brookfield to support the reinsurance of statutory reserves assumed from us. This letter of credit replaced another letter of credit for the same amount which matured in February 2011 and was provided by a third-party bank.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   On April 28, 2010, GLAIC entered into a reinsurance treaty with River Lake VIII, a subsidiary of GLAIC, effective April 1, 2010 (the "Reinsurance Treaty II"). In conjunction with the Reinsurance Treaty II, on April 28, 2010, River Lake VIII delivered to GLAIC a $525.0 million conditional letter of credit issued by a third-party bank.

   On April 7, 2009, GLAIC entered into a reinsurance treaty with River Lake VII, a subsidiary of GLAIC, effective January 1, 2009 (the "Reinsurance Treaty I"). In conjunction with the Reinsurance Treaty I, on April 7, 2009, River Lake VII delivered to GLAIC a $580.0 million conditional letter of credit issued by a third-party bank.

   On December 30, 2008, GLAIC entered into a reinsurance treaty with River Lake VI, a subsidiary of GLAIC, effective October 1, 2008 (the "Reinsurance Treaty"). In conjunction with the Reinsurance Treaty, on December 30, 2008, River Lake VI delivered to GLAIC a $200.0 million conditional letter of credit issued by a third-party bank.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $272.1 million as of December 31, 2010.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2010 and 2009, the carrying value of our investment in GLICNY was $418.1 million and $381.4 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                        YEARS ENDED DECEMBER 31,
                                        ---------------------
                 (AMOUNTS IN MILLIONS)   2010     2009    2008
                 ---------------------  ------   ------ -------
                 Net investment income. $316.6   $298.4 $ 314.1
                 Total revenues........ $524.3   $411.1 $ 325.0
                 Net income (loss)..... $ 57.9   $ 12.8 $(108.9)

                                             AS OF DECEMBER 31,
                                             ------------------
                 (AMOUNTS IN MILLIONS)         2010      2009
                 ---------------------       --------- --------
                 Total assets............... $10,156.3 $9,686.7
                 Total liabilities.......... $ 8,945.0 $8,581.1
                 Total stockholders' equity. $ 1,211.3 $1,105.6